UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The registrant is making a filing for 3 of its series.

Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio. Each series has a February 28 fiscal year end.

Date of reporting period: November 30, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 26.93%
FHLB	0.38%	2-19-2016	$8,500,000	$8,514,255
FHLB	0.38	6-24-2016	2,000,000	2,000,200
FHLB	0.88	5-24-2017	1,000,000	1,002,447
FHLB	0.95	3-27-2017	1,000,000	1,000,040
FHLB	1.00	11-9-2017	500,000	497,486
FHLB	1.13	9-28-2016	1,000,000	1,007,303
FHLB	1.20	11-21-2018	1,000,000	989,228
FHLB	2.50	8-1-2027	163,968	168,048
FHLB	2.50	12-1-2027	82,851	84,912
FHLB	2.50	6-1-2028	98,150	100,469
FHLB	2.50	8-1-2028	952,569	975,075
FHLB	2.50	9-1-2028	4,416,202	4,520,548
FHLB	2.50	9-1-2028	430,195	440,360
FHLB	2.50	9-1-2028	2,896,296	2,964,731
FHLB	2.50	10-1-2028	918,930	940,643
FHLB	2.50	10-1-2028	148,182	151,683
FHLB	2.50	11-1-2028	2,739,925	2,804,662
FHLB	2.50	11-1-2028	750,690	765,943
FHLB	3.00	10-1-2042	733,693	743,025
FHLB	3.00	10-1-2042	8,816,866	8,929,234
FHLB	3.00	11-1-2042	448,626	454,403
FHLB	3.00	11-1-2042	239,061	242,089
FHLB	3.00	11-1-2042	4,500,840	4,557,619
FHLB	3.00	12-1-2042	225,078	227,866
FHLB	3.00	12-1-2042	115,144	116,588
FHLB	3.00	1-1-2043	173,063	175,219
FHLB	3.00	1-1-2043	8,777,299	8,888,005
FHLB	3.00	3-1-2043	90,615	91,736
FHLB	3.00	4-1-2043	9,023,534	9,133,140
FHLB	3.00	4-1-2043	735,292	744,338
FHLB	3.00	5-1-2043	138,121	139,799
FHLB	3.00	6-1-2043	366,698	371,096
FHLB	3.00	7-1-2043	653,900	662,316
FHLB	3.00	7-1-2043	2,038,986	2,063,441
FHLB	3.00	7-1-2043	179,133	181,253
FHLB	3.00	7-1-2043	2,436,423	2,465,644
FHLB	3.00	7-1-2043	180,360	182,523
FHLB	3.00	8-1-2043	27,586	27,911
FHLB	3.00	8-1-2043	685,905	694,131
FHLB	3.00	8-1-2043	2,130,671	2,156,225
FHLB	3.00	8-1-2043	90,715	91,803
FHLB	3.00	8-1-2043	368,806	373,572
FHLB	3.00	8-1-2043	152,175	153,977
FHLB	3.00	8-1-2043	174,339	176,376
FHLB	3.00	8-1-2043	102,859	104,061
FHLB	3.00	9-1-2043	2,681,561	2,713,098
FHLB	3.00	9-1-2043	291,072	294,473
FHLB	3.00	9-1-2043	315,704	319,466
FHLB	3.00	10-1-2043	193,894	196,189
FHLB	3.00	10-1-2043	254,364	257,435
FHLB	3.00	11-1-2043	78,600	79,514
FHLB	3.50	8-1-2020	216,162	229,319
FHLB	3.50	9-1-2020	49,076	52,063
FHLB	3.50	10-1-2020	292,300	310,092
FHLB	3.50	11-1-2020	541,556	574,519
FHLB	3.50	11-1-2020	312,223	331,227
FHLB	3.50	11-1-2020	400,762	425,156
FHLB	3.50	12-1-2020	291,935	309,704
FHLB	3.50	1-1-2021	18,168	19,274
FHLB	3.50	4-1-2021	16,756	17,776
FHLB	3.50	4-1-2021	353,603	375,127
FHLB	3.50	12-1-2025	4,721,531	5,028,004
FHLB	3.50	1-1-2029	6,362,876	6,750,173
FHLB	3.50	12-1-2042	3,167,245	3,298,499
FHLB	4.00	6-1-2024	29,532	31,497
FHLB	4.00	7-1-2025	462,736	494,746
FHLB	4.00	4-1-2026	2,418,685	2,591,105
FHLB	4.00	11-1-2040	4,427,912	4,727,461

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	4.00%	1-1-2041	$7,135,387	$7,618,098
FHLB	4.00	2-1-2041	3,244,613	3,470,976
FHLB	4.00	4-1-2041	5,239,127	5,620,771
FHLB	4.50	2-1-2024	76,093	81,985
FHLB	4.50	5-1-2024	79,213	84,944
FHLB	4.50	9-1-2024	28,742	30,827
FHLB	4.50	9-1-2024	60,743	64,574
FHLB	4.50	12-1-2024	107,167	113,952
FHLB	4.50	3-1-2039	641,607	696,712
FHLB	4.50	3-1-2039	122,314	132,819
FHLB	4.50	5-1-2039	160,288	174,054
FHLB	4.50	10-1-2039	112,249	121,890
FHLB	4.50	10-1-2039	105,731	114,831
FHLB	4.50	9-1-2040	101,131	109,957
FHLB	4.50	1-1-2041	305,423	331,873
FHLB	4.50	2-1-2041	1,049,102	1,140,091
FHLB	4.50	2-1-2041	7,049,517	7,735,184
FHLB	4.50	4-1-2041	2,954,791	3,210,162
FHLB	4.75	12-16-2016	1,000,000	1,084,211
FHLB	4.88	9-8-2017	1,000,000	1,108,217
FHLB	5.00	11-17-2017	4,000,000	4,458,124
FHLB	5.00	12-1-2034	6,789	7,517
FHLB	5.00	8-1-2035	508,541	563,072
FHLB	5.00	11-1-2035	507,070	563,076
FHLB	5.00	12-1-2035	4,885	5,431
FHLB	5.00	1-1-2036	25,776	28,540
FHLB	5.00	6-1-2036	593,286	659,586
FHLB	5.00	3-1-2037	4,767	5,290
FHLB	5.00	7-1-2037	13,575	15,047
FHLB	5.00	3-1-2038	449,318	497,499
FHLB	5.00	5-1-2038	27,256	30,179
FHLB	5.00	6-1-2038	5,645	6,250
FHLB	5.00	9-1-2038	503,133	557,084
FHLB	5.00	5-1-2039	29,141	32,265
FHLB	5.00	1-1-2040	1,942,717	2,161,481
FHLB	5.38	5-18-2016	3,250,000	3,489,054
FHLB	5.38	9-30-2022	1,350,000	1,639,873
FHLB	5.50	12-1-2035	819,533	922,145
FHLB	5.50	7-15-2036	600,000	806,867
FHLB	5.50	12-1-2036	361,783	404,940
FHLB	5.50	3-1-2037	89,614	100,160
FHLB	5.50	7-1-2037	1,518,157	1,705,634
FHLB	5.50	10-1-2037	4,429	4,959
FHLB	5.50	3-1-2038	34,678	38,799
FHLB	5.50	5-1-2038	244,636	274,295
FHLB	5.50	6-1-2038	76,578	85,791
FHLB	5.50	8-1-2038	86,502	96,816
FHLB	5.50	10-1-2038	6,740	7,540
FHLB	5.50	11-1-2038	181,215	202,351
FHLB	6.00	1-1-2032	21,187	23,971
FHLB	6.00	4-1-2033	31,098	35,634
FHLB	6.00	7-1-2036	37,790	43,149
FHLB	6.00	9-1-2036	242,854	275,735
FHLB	6.00	11-1-2036	322,737	367,595
FHLB	6.00	11-1-2036	23,146	26,221
FHLB	6.00	5-1-2037	178,554	202,264
FHLB	6.00	6-1-2037	138,347	156,462
FHLB	6.00	8-1-2037	308,406	349,332
FHLB	6.00	9-1-2037	2,558	2,896
FHLB	6.00	9-1-2037	93,798	106,080
FHLB	6.00	10-1-2037	19,668	22,257
FHLB	6.00	10-1-2037	15,636	17,684
FHLB	6.00	11-1-2037	53,637	60,661
FHLB	6.00	11-1-2037	80,494	91,153
FHLB	6.00	12-1-2037	80,261	90,796
FHLB	6.00	12-1-2037	62,695	70,904
FHLB	6.00	12-1-2037	138,248	156,351
FHLB	6.00	6-1-2038	101,745	115,497
FHLB	6.00	7-1-2038	52,814	59,740

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	6.00%	12-1-2039	$77,385	$87,525
FHLB	6.00	5-1-2040	1,434,226	1,622,027
FHLMC	0.50	5-27-2016	1,000,000	1,000,347
FHLMC	0.70	9-27-2016	250,000	250,091
FHLMC	0.75	1-12-2018	2,000,000	1,980,912
FHLMC	0.88	2-22-2017	2,000,000	2,007,452
FHLMC	0.88	3-7-2018	2,000,000	1,984,790
FHLMC	1.00	9-27-2017	250,000	250,059
FHLMC	1.00	9-29-2017	2,000,000	2,000,424
FHLMC	1.25	8-1-2019	2,000,000	1,964,056
FHLMC	1.25	10-2-2019	5,000,000	4,906,145
FHLMC	2.00	8-25-2016	1,000,000	1,027,199
FHLMC	2.00	7-30-2019	100,000	101,543
FHLMC ±	2.13	6-1-2038	638,071	679,350
FHLMC	2.38	1-13-2022	8,080,000	8,196,853
FHLMC	2.50	5-27-2016	1,500,000	1,548,564
FHLMC	2.50	10-1-2029	8,610,236	8,785,178
FHLMC %%	2.50	12-1-2029	11,400,000	11,618,203
FHLMC ±	2.62	10-1-2036	125,779	135,683
FHLMC	3.00	9-1-2021	751,023	786,283
FHLMC	3.00	4-1-2022	634,680	664,596
FHLMC	3.00	9-1-2026	135,305	141,154
FHLMC	3.00	10-1-2026	2,880,473	3,004,978
FHLMC	3.00	11-1-2026	781,157	814,922
FHLMC	3.00	11-1-2026	289,159	301,658
FHLMC	3.00	11-1-2026	48,718	50,823
FHLMC	3.00	12-1-2026	21,280	22,199
FHLMC	3.00	12-1-2026	1,576,009	1,644,136
FHLMC	3.00	12-1-2026	5,724,726	5,972,192
FHLMC	3.00	1-1-2027	2,797,303	2,918,621
FHLMC	3.00	3-1-2027	658,424	686,985
FHLMC	3.00	8-1-2027	1,912,542	1,995,476
FHLMC	3.00	4-1-2028	69,925	72,919
FHLMC	3.00	7-1-2029	6,784,727	7,065,739
FHLMC	3.00	9-1-2029	10,001,850	10,416,109
FHLMC	3.00	3-1-2043	5,432,143	5,499,395
FHLMC %%	3.50	1-1-2030	7,000,000	7,415,078
FHLMC	3.50	2-1-2042	13,217,146	13,782,483
FHLMC	3.50	10-1-2042	671,754	699,865
FHLMC	3.50	10-1-2042	6,606,578	6,883,059
FHLMC	3.50	10-1-2042	3,934,840	4,100,728
FHLMC	3.50	7-1-2043	5,532,189	5,760,813
FHLMC	3.50	8-1-2043	8,659,660	9,017,530
FHLMC	3.50	1-1-2044	4,793,417	4,991,511
FHLMC	3.50	6-1-2044	4,895,812	5,098,137
FHLMC	3.50	10-1-2044	12,470,041	12,985,380
FHLMC %%	3.50	12-1-2044	5,500,000	5,720,859
FHLMC	3.75	3-27-2019	2,900,000	3,171,420
FHLMC	4.00	5-1-2023	54,844	58,571
FHLMC	4.00	2-1-2024	127,153	135,775
FHLMC	4.00	5-1-2024	72,589	77,445
FHLMC	4.00	5-1-2024	128,508	136,975
FHLMC	4.00	8-1-2024	185,107	197,493
FHLMC	4.00	1-1-2025	287,102	306,226
FHLMC	4.00	2-1-2025	274,080	293,093
FHLMC	4.00	3-1-2025	1,673,107	1,788,767
FHLMC	4.00	5-1-2025	826,063	883,150
FHLMC	4.00	6-1-2025	600,727	642,400
FHLMC	4.00	6-1-2025	162,394	173,637
FHLMC	4.00	7-1-2025	18,486	19,769
FHLMC	4.00	8-1-2025	119,321	127,601
FHLMC	4.00	10-1-2025	44,207	47,144
FHLMC	4.00	3-1-2026	343,234	367,714
FHLMC	4.00	4-1-2026	526,224	563,791
FHLMC	4.00	5-1-2026	413,151	442,654
FHLMC	4.00	5-1-2029	332,358	357,636
FHLMC	4.00	9-1-2031	376,558	403,504
FHLMC	4.00	10-1-2033	13,409	14,316

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	8-1-2036	$6,653	$7,104
FHLMC	4.00	4-1-2039	618,121	664,486
FHLMC	4.00	5-1-2039	254,231	271,430
FHLMC	4.00	6-1-2039	205,690	219,605
FHLMC	4.00	2-1-2040	385,612	411,699
FHLMC	4.00	9-1-2040	1,859,181	1,984,955
FHLMC	4.00	10-1-2040	1,708,090	1,832,447
FHLMC	4.00	10-1-2040	455,117	485,906
FHLMC	4.00	10-1-2040	1,126,477	1,202,683
FHLMC	4.00	11-1-2040	235,016	250,915
FHLMC	4.00	12-1-2040	5,397,809	5,763,941
FHLMC	4.00	12-1-2040	106,330	113,523
FHLMC	4.00	4-1-2041	27,594	29,461
FHLMC	4.00	6-1-2041	452,513	483,126
FHLMC	4.00	6-1-2041	10,762	11,490
FHLMC	4.00	10-1-2041	47,409	50,616
FHLMC	4.00	10-1-2041	278,502	297,342
FHLMC	4.00	11-1-2041	325,430	347,445
FHLMC	4.00	11-1-2041	68,625	73,267
FHLMC	4.00	11-1-2041	35,539	37,943
FHLMC	4.00	11-1-2041	25,520	27,246
FHLMC	4.00	11-1-2041	377,419	402,952
FHLMC	4.00	12-1-2041	9,198,534	9,820,818
FHLMC	4.00	1-1-2042	2,803,394	2,993,045
FHLMC	4.00	1-1-2042	122,786	131,092
FHLMC	4.00	2-1-2042	54,655	58,353
FHLMC	4.00	4-1-2042	9,981,921	10,665,513
FHLMC	4.00	5-1-2044	7,897,350	8,431,608
FHLMC	4.00	5-1-2044	9,971,717	10,649,026
FHLMC	4.50	4-1-2018	35,760	37,647
FHLMC	4.50	8-1-2018	544,538	573,277
FHLMC	4.50	10-1-2018	109,931	115,733
FHLMC	4.50	4-1-2024	83,758	89,532
FHLMC	4.50	8-1-2024	581,613	618,403
FHLMC	4.50	11-1-2024	192,246	202,492
FHLMC	4.50	2-1-2025	668,324	710,369
FHLMC	4.50	8-1-2035	49,875	54,339
FHLMC	4.50	9-1-2035	72,130	78,447
FHLMC	4.50	1-1-2037	90,927	98,737
FHLMC	4.50	10-1-2038	337,018	365,964
FHLMC	4.50	2-1-2039	35,969	39,100
FHLMC	4.50	5-1-2039	63,265	68,699
FHLMC	4.50	6-1-2039	2,286,657	2,483,166
FHLMC	4.50	9-1-2039	1,478,657	1,605,920
FHLMC	4.50	10-1-2039	231,905	251,822
FHLMC	4.50	10-1-2039	279,967	304,100
FHLMC	4.50	1-1-2040	2,375,667	2,604,045
FHLMC	4.50	2-1-2040	7,181,197	7,854,164
FHLMC	4.50	3-1-2040	3,170,076	3,492,491
FHLMC	4.50	8-1-2040	1,441,023	1,566,334
FHLMC	4.50	9-1-2040	2,965,230	3,250,438
FHLMC	4.50	9-1-2040	323,719	351,669
FHLMC	4.50	2-1-2041	84,014	91,275
FHLMC	4.50	4-1-2041	3,784,481	4,111,565
FHLMC	4.50	7-1-2041	183,927	199,824
FHLMC	4.50	7-1-2041	7,398,162	8,037,593
FHLMC	4.50	10-1-2041	1,363,949	1,482,447
FHLMC	4.88	6-13-2018	1,700,000	1,917,474
FHLMC	5.00	7-1-2022	523	552
FHLMC	5.00	6-1-2023	33,826	36,575
FHLMC	5.00	6-1-2023	6,118	6,530
FHLMC	5.00	6-1-2023	11,605	12,624
FHLMC	5.00	10-1-2023	2,557	2,700
FHLMC	5.00	8-1-2033	1,453,322	1,617,447
FHLMC	5.00	11-1-2033	125,728	139,210
FHLMC	5.00	3-1-2034	110,235	122,576
FHLMC	5.00	7-1-2035	570,621	634,446
FHLMC	5.00	8-1-2035	177,322	197,141
FHLMC	5.00	9-1-2035	783,764	875,791

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	5.00%	4-1-2036	$69,091	$76,786
FHLMC	5.00	12-1-2036	48,723	53,948
FHLMC	5.00	2-1-2037	74,519	82,510
FHLMC	5.00	3-1-2039	433,647	484,288
FHLMC	5.00	8-1-2039	964,788	1,077,466
FHLMC	5.00	8-1-2039	5,062,236	5,632,516
FHLMC	5.00	9-1-2039	1,485,177	1,651,930
FHLMC	5.00	12-1-2039	2,122,265	2,371,551
FHLMC	5.00	6-1-2040	4,256,859	4,754,478
FHLMC	5.00	6-1-2040	4,399,909	4,914,279
FHLMC	5.13	11-17-2017	1,000,000	1,120,039
FHLMC	5.25	4-18-2016	650,000	694,043
FHLMC ±	5.34	4-1-2037	45,578	48,842
FHLMC	5.50	7-18-2016	650,000	703,675
FHLMC	5.50	12-1-2016	12,006	12,760
FHLMC	5.50	8-1-2017	818	870
FHLMC	5.50	8-23-2017	3,000,000	3,373,896
FHLMC	5.50	9-1-2017	17,121	18,197
FHLMC	5.50	10-1-2017	1,166	1,239
FHLMC	5.50	11-1-2017	13,309	14,146
FHLMC	5.50	11-1-2017	17,365	18,456
FHLMC	5.50	12-1-2017	506,647	538,477
FHLMC	5.50	3-1-2018	24,644	26,192
FHLMC	5.50	2-1-2019	211,444	224,728
FHLMC	5.50	12-1-2033	217,471	244,887
FHLMC	5.50	12-1-2034	222,027	251,071
FHLMC	5.50	1-1-2035	556,246	624,963
FHLMC	5.50	6-1-2035	505,311	566,087
FHLMC	5.50	1-1-2036	42,954	48,228
FHLMC	5.50	1-1-2036	95,748	107,383
FHLMC	5.50	2-1-2036	137,694	154,787
FHLMC	5.50	12-1-2036	165,515	185,565
FHLMC	5.50	2-1-2037	165,597	184,911
FHLMC	5.50	3-1-2037	161,296	180,306
FHLMC	5.50	4-1-2037	37,113	41,598
FHLMC	5.50	1-1-2038	405,245	453,347
FHLMC	5.50	2-1-2038	517,109	579,651
FHLMC	5.50	4-1-2038	493,166	552,881
FHLMC	5.50	5-1-2038	1,709,583	1,914,756
FHLMC	5.50	5-1-2038	63,496	71,112
FHLMC	5.50	5-1-2038	1,166,136	1,307,265
FHLMC	5.50	5-1-2038	366,989	413,003
FHLMC	5.50	6-1-2038	10,491	11,744
FHLMC	5.50	7-1-2038	235,976	264,346
FHLMC	5.50	7-1-2038	302,621	339,102
FHLMC	5.50	8-1-2038	403,387	451,905
FHLMC	5.50	8-1-2038	83,656	93,596
FHLMC	5.50	9-1-2038	58,340	65,215
FHLMC	5.50	9-1-2038	120,521	134,816
FHLMC	5.50	1-1-2039	198,018	221,885
FHLMC	5.50	8-1-2039	762,190	857,974
FHLMC	5.50	11-1-2039	1,435,049	1,606,200
FHLMC	5.50	3-1-2040	2,816,126	3,154,808
FHLMC	5.50	4-1-2040	1,921,200	2,153,194
FHLMC ±	5.54	8-1-2038	161,384	164,953
FHLMC	6.00	9-1-2023	97,573	108,531
FHLMC	6.00	11-1-2033	393,099	449,891
FHLMC	6.00	7-1-2034	269,024	306,112
FHLMC	6.00	1-1-2036	51,368	58,825
FHLMC	6.00	2-1-2036	438,914	498,862
FHLMC	6.00	11-1-2036	101,430	115,528
FHLMC	6.00	12-1-2036	39,591	45,071
FHLMC	6.00	2-1-2037	3,153	3,578
FHLMC	6.00	3-1-2037	168,720	191,313
FHLMC	6.00	3-1-2037	16,010	18,106
FHLMC	6.00	4-1-2037	2,016	2,282
FHLMC	6.00	8-1-2037	21,809	24,701
FHLMC	6.00	8-1-2037	148,195	168,420

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	8-1-2037	$48,590	$55,045
FHLMC	6.00	8-1-2037	49,566	56,103
FHLMC	6.00	8-1-2037	118,854	134,416
FHLMC	6.00	9-1-2037	6,612	7,486
FHLMC	6.00	9-1-2037	27,808	31,481
FHLMC	6.00	10-1-2037	38,872	44,304
FHLMC	6.00	10-1-2037	34,651	39,213
FHLMC	6.00	10-1-2037	843,551	954,528
FHLMC	6.00	11-1-2037	27,129	30,698
FHLMC	6.00	11-1-2037	160,832	181,892
FHLMC	6.00	12-1-2037	73,609	83,294
FHLMC	6.00	12-1-2037	449,090	507,895
FHLMC	6.00	1-1-2038	30,623	34,655
FHLMC	6.00	2-1-2038	21,745	24,602
FHLMC	6.00	2-1-2038	70,771	80,079
FHLMC	6.00	5-1-2038	64,288	72,858
FHLMC	6.00	6-1-2038	37,356	42,294
FHLMC	6.00	6-1-2038	44,931	50,819
FHLMC	6.00	6-1-2038	48,658	55,067
FHLMC	6.00	7-1-2038	550,601	623,131
FHLMC	6.00	7-1-2038	86,215	97,504
FHLMC	6.00	8-1-2038	114,611	129,680
FHLMC	6.00	8-1-2038	59,754	67,620
FHLMC	6.00	9-1-2038	76,187	86,190
FHLMC	6.00	9-1-2038	56,590	64,036
FHLMC	6.00	9-1-2038	34,062	38,522
FHLMC	6.00	10-1-2038	49,825	56,393
FHLMC	6.00	11-1-2038	48,279	54,650
FHLMC	6.00	12-1-2038	1,537	1,739
FHLMC	6.00	3-1-2039	29,187	33,009
FHLMC	6.00	6-1-2039	4,358	4,933
FHLMC	6.25	7-15-2032	1,500,000	2,145,041
FHLMC	6.50	6-1-2036	44,047	50,114
FHLMC	6.50	10-1-2037	80,265	97,040
FHLMC	6.50	12-1-2037	115,689	131,625
FHLMC	6.50	3-1-2038	28,889	32,869
FHLMC	6.50	3-1-2038	110,773	126,031
FHLMC	6.50	1-1-2039	31,243	36,210
FHLMC	6.50	4-1-2039	249,303	287,408
FHLMC	6.50	4-1-2039	259,272	294,986
FHLMC	6.75	3-15-2031	1,000,000	1,480,358
FICO	9.65	11-2-2018	500,000	657,163
FNMA	5.00	12-1-2035	7,553	8,388
FNMA ¤	0.00	6-1-2017	300,000	293,660
FNMA ¤	0.00	10-9-2019	200,000	180,898
FNMA	0.38	12-21-2015	2,000,000	2,002,596
FNMA	0.38	7-5-2016	2,000,000	2,000,008
FNMA	0.50	3-30-2016	2,000,000	2,006,366
FNMA	0.63	8-26-2016	1,000,000	1,001,954
FNMA	0.75	4-20-2017	2,000,000	2,000,664
FNMA	0.88	10-26-2017	5,250,000	5,235,405
FNMA	0.88	12-20-2017	2,000,000	1,992,282
FNMA	0.88	2-8-2018	1,000,000	993,391
FNMA	0.88	5-21-2018	2,000,000	1,980,498
FNMA	0.90	11-7-2017	250,000	249,397
FNMA	0.95	8-23-2017	1,000,000	997,379
FNMA	1.00	5-21-2018	100,000	99,075
FNMA	1.13	4-27-2017	1,000,000	1,009,043
FNMA	1.25	9-28-2016	1,000,000	1,014,293
FNMA	1.25	1-30-2017	1,500,000	1,521,792
FNMA	1.38	11-15-2016	2,000,000	2,031,404
FNMA	1.55	10-29-2019	1,000,000	987,397
FNMA	1.63	11-27-2018	2,000,000	2,018,764
FNMA	1.70	10-4-2019	125,000	124,272
FNMA	1.75	1-30-2019	200,000	202,321
FNMA	1.75	5-30-2019	2,000,000	2,011,252
FNMA	1.75	9-12-2019	2,000,000	2,008,242
FNMA	1.88	2-19-2019	3,000,000	3,047,247
FNMA ±	2.13	10-1-2037	390,997	420,071

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	2.20%	10-25-2022	$150,000	$145,336
FNMA	2.25	10-17-2022	1,000,000	974,146
FNMA ±	2.29	4-1-2036	92,689	99,595
FNMA ±	2.36	3-1-2037	111,800	119,581
FNMA	2.38	4-11-2016	1,000,000	1,028,506
FNMA ±	2.41	4-1-2038	81,001	87,166
FNMA ±	2.46	6-1-2035	112,938	121,413
FNMA ±	2.47	1-1-2037	19,231	20,706
FNMA	2.50	10-1-2027	3,414,528	3,494,623
FNMA	2.50	3-1-2028	3,886,145	3,977,158
FNMA	2.50	4-1-2028	6,391,881	6,537,692
FNMA	2.50	7-1-2028	9,158,690	9,367,666
FNMA	2.50	7-1-2028	8,646,252	8,843,525
FNMA	2.50	7-1-2028	5,949,870	6,085,625
FNMA	2.50	10-1-2028	6,781,594	6,929,034
FNMA %%	2.50	12-1-2029	8,500,000	8,666,348
FNMA	2.50	1-1-2038	330,462	322,624
FNMA	2.50	10-1-2042	594,421	580,312
FNMA	2.50	11-1-2042	71,317	69,624
FNMA	2.50	2-1-2043	231,235	225,746
FNMA	2.50	3-1-2043	251,131	245,171
FNMA	2.50	3-1-2043	139,073	135,772
FNMA	2.50	3-1-2043	273,185	266,703
FNMA	2.50	4-1-2043	179,488	175,228
FNMA	2.50	4-1-2043	398,200	388,748
FNMA	2.50	8-1-2043	1,381,153	1,348,369
FNMA	2.50	8-1-2043	332,981	325,077
FNMA	2.50	8-1-2043	634,836	619,766
FNMA ±	2.52	12-1-2036	18,167	19,438
FNMA ±	2.55	3-1-2036	55,739	56,082
FNMA	2.63	9-6-2024	3,000,000	3,024,516
FNMA ±	2.67	2-1-2042	3,073,628	3,219,926
FNMA	3.00	10-1-2021	6,308,067	6,611,155
FNMA	3.00	8-1-2026	231,066	241,310
FNMA	3.00	9-1-2026	148,879	155,479
FNMA	3.00	11-1-2026	228,845	238,992
FNMA	3.00	11-1-2026	2,379,968	2,485,494
FNMA	3.00	2-1-2027	147,051	153,412
FNMA	3.00	2-1-2027	1,350,861	1,409,291
FNMA	3.00	4-1-2027	268,511	280,127
FNMA	3.00	5-1-2027	314,186	327,778
FNMA	3.00	6-1-2027	212,827	222,034
FNMA	3.00	7-1-2027	372,389	388,497
FNMA	3.00	7-1-2027	495,066	516,488
FNMA	3.00	8-1-2027	2,508,240	2,616,750
FNMA	3.00	8-1-2027	14,076,953	14,686,090
FNMA	3.00	8-1-2027	2,468,355	2,575,156
FNMA	3.00	9-1-2027	1,882,194	1,963,643
FNMA	3.00	9-1-2027	1,845,376	1,925,232
FNMA	3.00	9-1-2027	7,944,161	8,287,908
FNMA	3.00	9-1-2027	2,947,548	3,075,084
FNMA	3.00	10-1-2027	3,511,831	3,663,790
FNMA	3.00	9-1-2042	2,484,495	2,514,201
FNMA	3.00	9-1-2042	39,353	39,864
FNMA	3.00	9-1-2042	698,495	706,918
FNMA	3.00	9-1-2042	449,576	454,916
FNMA	3.00	10-1-2042	4,550,666	4,606,482
FNMA	3.00	10-1-2042	4,752,852	4,811,148
FNMA	3.00	10-1-2042	1,219,236	1,234,820
FNMA	3.00	11-1-2042	8,810,678	8,917,837
FNMA	3.00	12-1-2042	8,848,713	8,957,248
FNMA	3.00	1-1-2043	8,815,467	8,920,837
FNMA	3.00	2-1-2043	9,226,541	9,336,346
FNMA	3.00	3-1-2043	10,739,060	10,866,628
FNMA	3.00	4-1-2043	9,137,778	9,246,325
FNMA	3.00	5-1-2043	9,229,993	9,339,635
FNMA	3.00	5-1-2043	2,305,107	2,332,489
FNMA	3.00	6-1-2043	4,587,535	4,642,375

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.00%	6-1-2043	$194,769	$197,082
FNMA	3.00	7-1-2043	9,182,996	9,292,080
FNMA	3.00	7-1-2043	985,021	996,722
FNMA	3.00	8-1-2043	378,044	382,535
FNMA	3.00	8-1-2043	981,255	992,911
FNMA	3.00	8-1-2043	434,085	439,242
FNMA	3.00	12-1-2043	303,102	306,703
FNMA	3.00	4-1-2044	296,604	300,128
FNMA	3.00	7-1-2044	357,459	361,706
FNMA %%	3.00	12-1-2044	15,000,000	15,161,718
FNMA ±	3.01	3-1-2041	2,214,193	2,365,892
FNMA ±	3.06	3-1-2041	3,121,213	3,320,018
FNMA	3.40	9-27-2032	250,000	243,919
FNMA ±	3.46	10-1-2040	1,944,401	2,051,086
FNMA	3.50	11-1-2025	2,266,462	2,404,982
FNMA	3.50	12-1-2025	5,659,238	6,021,466
FNMA	3.50	12-1-2026	8,669,417	9,199,643
FNMA %%	3.50	12-1-2029	17,000,000	18,008,710
FNMA	3.50	1-1-2036	27,607	28,809
FNMA	3.50	10-1-2040	1,511,316	1,577,098
FNMA	3.50	12-1-2040	205,163	214,109
FNMA	3.50	1-1-2041	1,240,968	1,295,887
FNMA	3.50	1-1-2041	44,088	46,064
FNMA	3.50	1-1-2041	109,412	114,245
FNMA	3.50	1-1-2041	46,688	48,780
FNMA	3.50	1-1-2041	408,124	426,151
FNMA	3.50	2-1-2041	581,158	606,979
FNMA	3.50	2-1-2041	553,308	578,447
FNMA	3.50	2-1-2041	36,362	37,945
FNMA	3.50	2-1-2041	2,919,271	3,048,219
FNMA	3.50	9-1-2042	11,942,115	12,465,681
FNMA	3.50	9-1-2042	8,102,095	8,457,243
FNMA	3.50	10-1-2042	6,344,557	6,623,322
FNMA	3.50	12-1-2042	1,445,209	1,508,708
FNMA	3.50	4-1-2043	6,457,348	6,742,843
FNMA	3.50	5-1-2043	362,812	378,604
FNMA	3.50	5-1-2043	478,191	499,334
FNMA	3.50	6-1-2043	663,577	692,460
FNMA	3.50	7-1-2043	9,135,125	9,532,742
FNMA	3.50	7-1-2043	11,159,550	11,645,282
FNMA	3.50	8-1-2043	1,365,469	1,425,209
FNMA	3.50	9-1-2043	728,922	760,649
FNMA	3.50	9-1-2043	460,782	480,838
FNMA	3.50	1-1-2044	9,612,764	10,031,171
FNMA %%	3.50	12-1-2044	40,000,000	41,690,323
FNMA %%	3.50	1-1-2045	5,000,000	5,195,703
FNMA	4.00	8-1-2018	1,028,516	1,093,387
FNMA	4.00	8-1-2018	721,736	766,810
FNMA	4.00	8-1-2018	543,040	577,188
FNMA	4.00	8-1-2018	474,250	504,113
FNMA	4.00	9-1-2018	4,558	4,841
FNMA	4.00	2-1-2019	101,403	107,702
FNMA	4.00	4-1-2019	78,110	82,982
FNMA	4.00	5-1-2019	34,869	37,065
FNMA	4.00	7-1-2019	525,976	559,035
FNMA	4.00	5-1-2020	4,235,577	4,502,832
FNMA	4.00	10-1-2020	39,233	41,670
FNMA	4.00	5-1-2021	278,469	295,983
FNMA	4.00	6-1-2021	298,365	317,044
FNMA	4.00	2-1-2024	10,233	10,935
FNMA	4.00	3-1-2024	505,816	539,911
FNMA	4.00	4-1-2024	900,074	960,825
FNMA	4.00	5-1-2024	35,726	38,069
FNMA	4.00	6-1-2024	195,325	208,542
FNMA	4.00	6-1-2024	315,266	336,598
FNMA	4.00	6-1-2024	83,189	88,615
FNMA	4.00	6-1-2024	99,362	105,823
FNMA	4.00	9-1-2024	80,293	85,699
FNMA	4.00	10-1-2024	79,171	84,528

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	2-1-2025	$565,001	$603,236
FNMA	4.00	3-1-2025	2,211,076	2,382,382
FNMA	4.00	3-1-2025	91,324	97,724
FNMA	4.00	7-1-2025	1,493,838	1,598,619
FNMA	4.00	1-1-2026	75,374	80,673
FNMA	4.00	5-1-2026	1,443,195	1,540,845
FNMA	4.00	7-1-2026	613,113	657,226
FNMA %%	4.00	1-20-2030	5,000,000	5,304,883
FNMA	4.00	2-1-2039	351,390	375,621
FNMA	4.00	2-1-2039	84,846	90,697
FNMA	4.00	3-1-2039	46,632	49,847
FNMA	4.00	8-1-2039	561,284	600,218
FNMA	4.00	8-1-2039	3,509,052	3,776,844
FNMA	4.00	8-1-2039	352,311	376,606
FNMA	4.00	8-1-2039	1,197,681	1,280,272
FNMA	4.00	11-1-2039	31,152	33,313
FNMA	4.00	1-1-2040	318,761	340,878
FNMA	4.00	1-1-2040	344,797	368,644
FNMA	4.00	3-1-2040	14,707	15,737
FNMA	4.00	3-1-2040	499,981	534,877
FNMA	4.00	4-1-2040	2,104,149	2,251,876
FNMA	4.00	8-1-2040	84,550	90,468
FNMA	4.00	8-1-2040	1,467,466	1,569,750
FNMA	4.00	8-1-2040	888,705	950,647
FNMA	4.00	8-1-2040	464,290	496,699
FNMA	4.00	9-1-2040	23,741	25,403
FNMA	4.00	9-1-2040	20,016	21,419
FNMA	4.00	9-1-2040	96,707	103,447
FNMA	4.00	10-1-2040	44,590	47,665
FNMA	4.00	10-1-2040	52,367	56,022
FNMA	4.00	10-1-2040	257,242	275,250
FNMA	4.00	10-1-2040	638,873	683,352
FNMA	4.00	11-1-2040	3,445,366	3,685,496
FNMA	4.00	11-1-2040	438,018	468,487
FNMA	4.00	11-1-2040	398,298	426,017
FNMA	4.00	11-1-2040	199,830	213,778
FNMA	4.00	11-1-2040	300,144	321,154
FNMA	4.00	11-1-2040	44,504	47,594
FNMA	4.00	11-1-2040	31,124	33,293
FNMA	4.00	11-1-2040	83,822	89,673
FNMA	4.00	12-1-2040	456,872	488,558
FNMA	4.00	12-1-2040	988,826	1,057,670
FNMA	4.00	12-1-2040	3,191,065	3,433,444
FNMA	4.00	12-1-2040	14,629	15,637
FNMA	4.00	12-1-2040	29,702	31,766
FNMA	4.00	12-1-2040	114,620	122,597
FNMA	4.00	12-1-2040	399,018	426,788
FNMA	4.00	12-1-2040	162,646	173,963
FNMA	4.00	12-1-2040	84,224	90,075
FNMA	4.00	1-1-2041	4,766,476	5,096,740
FNMA	4.00	1-1-2041	10,900	11,655
FNMA	4.00	1-1-2041	87,438	93,514
FNMA	4.00	2-1-2041	5,185,047	5,544,862
FNMA	4.00	2-1-2041	387,148	413,988
FNMA	4.00	2-1-2041	214,691	229,576
FNMA	4.00	3-1-2041	2,537,621	2,712,778
FNMA	4.00	3-1-2041	130,716	139,765
FNMA	4.00	4-1-2041	317,047	338,910
FNMA	4.00	5-1-2041	5,267,212	5,630,433
FNMA	4.00	7-1-2041	24,140	25,805
FNMA	4.00	7-1-2041	130,602	139,608
FNMA	4.00	8-1-2041	28,832	30,821
FNMA	4.00	8-1-2041	381,312	407,607
FNMA	4.00	10-1-2041	1,779,360	1,902,063
FNMA	4.00	10-1-2041	1,610,514	1,721,573
FNMA	4.00	10-1-2041	280,080	299,394
FNMA	4.00	10-1-2041	131,622	140,698
FNMA	4.00	11-1-2041	400,702	428,334

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	11-1-2041	$1,328,567	$1,420,183
FNMA	4.00	12-1-2041	462,892	494,812
FNMA	4.00	12-1-2041	243,839	260,654
FNMA	4.00	12-1-2041	295,175	315,529
FNMA	4.00	1-1-2042	15,327	16,384
FNMA	4.00	1-1-2042	83,020	88,745
FNMA	4.00	2-1-2042	4,346,285	4,645,999
FNMA	4.00	2-1-2042	121,107	130,284
FNMA	4.00	2-1-2042	18,884	20,186
FNMA	4.00	2-1-2042	140,692	150,394
FNMA	4.00	4-1-2042	1,744,746	1,865,061
FNMA	4.00	7-1-2042	81,972	87,624
FNMA	4.00	10-1-2043	8,764,646	9,369,045
FNMA	4.00	10-1-2043	6,264,699	6,696,704
FNMA	4.00	12-1-2043	5,794,570	6,194,156
FNMA	4.00	7-1-2044	7,383,678	7,892,847
FNMA	4.00	9-1-2044	14,742,356	15,758,970
FNMA	4.00	10-1-2044	12,978,722	13,873,718
FNMA %%	4.00	12-1-2044	19,250,000	20,552,382
FNMA	4.50	5-1-2015	1,805	1,902
FNMA	4.50	3-1-2018	24,166	25,461
FNMA	4.50	4-1-2018	113,809	119,907
FNMA	4.50	12-1-2018	14,926	15,732
FNMA	4.50	5-1-2019	13,513	14,245
FNMA	4.50	1-1-2020	29,155	30,927
FNMA	4.50	8-1-2020	15,427	16,365
FNMA	4.50	10-1-2020	49,472	52,470
FNMA	4.50	10-1-2020	30,674	32,337
FNMA	4.50	12-1-2020	69,286	73,518
FNMA	4.50	1-1-2021	43,760	46,413
FNMA	4.50	3-1-2022	362,975	383,162
FNMA	4.50	3-1-2022	61,087	64,605
FNMA	4.50	5-1-2022	14,390	15,173
FNMA	4.50	11-1-2022	77,144	81,930
FNMA	4.50	2-1-2023	285,758	304,984
FNMA	4.50	3-1-2023	25,510	27,452
FNMA	4.50	3-1-2023	161,266	172,076
FNMA	4.50	3-1-2023	6,621	7,138
FNMA	4.50	5-1-2023	111,682	117,671
FNMA	4.50	5-1-2023	42,370	45,685
FNMA	4.50	5-1-2023	25,285	27,259
FNMA	4.50	5-1-2023	14,415	15,417
FNMA	4.50	6-1-2023	211,388	228,063
FNMA	4.50	12-1-2023	100,476	108,822
FNMA	4.50	3-1-2024	18,048	19,461
FNMA	4.50	5-1-2024	21,708	23,531
FNMA	4.50	5-1-2024	301,441	325,163
FNMA	4.50	7-1-2024	1,139,364	1,234,535
FNMA	4.50	8-1-2024	8,658	9,383
FNMA	4.50	8-1-2024	145,712	157,931
FNMA	4.50	8-1-2024	94,369	102,294
FNMA	4.50	1-1-2025	1,464,539	1,587,282
FNMA	4.50	3-1-2025	88,467	95,426
FNMA	4.50	3-1-2025	1,482,488	1,604,527
FNMA	4.50	4-1-2025	161,027	174,539
FNMA	4.50	4-1-2025	37,692	41,016
FNMA	4.50	10-1-2025	220,596	240,048
FNMA	4.50	2-1-2026	157,787	171,701
FNMA	4.50	2-1-2026	42,145	45,626
FNMA	4.50	4-1-2026	607,453	657,539
FNMA	4.50	5-1-2026	62,577	67,825
FNMA	4.50	6-1-2026	22,206	23,420
FNMA	4.50	4-1-2028	45,789	49,827
FNMA	4.50	4-1-2028	21,912	23,845
FNMA	4.50	4-1-2028	42,932	46,718
FNMA	4.50	3-1-2029	44,945	48,908
FNMA	4.50	5-1-2029	4,922,027	5,356,056
FNMA	4.50	10-1-2029	330,306	359,432
FNMA	4.50	9-1-2033	359,291	392,064

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	4-1-2035	$87,607	$95,333
FNMA	4.50	5-1-2035	20,346	22,184
FNMA	4.50	7-1-2035	3,834	4,172
FNMA	4.50	8-1-2035	7,184	7,817
FNMA	4.50	9-1-2035	2,206,073	2,400,606
FNMA	4.50	9-1-2035	447,883	487,378
FNMA	4.50	9-1-2035	31,691	34,497
FNMA	4.50	10-1-2035	90,916	98,994
FNMA	4.50	3-1-2038	436,775	475,291
FNMA	4.50	2-1-2039	343,583	374,108
FNMA	4.50	2-1-2039	15,758	17,148
FNMA	4.50	2-1-2039	26,802	29,166
FNMA	4.50	2-1-2039	67,340	73,278
FNMA	4.50	3-1-2039	1,250,695	1,360,983
FNMA	4.50	3-1-2039	1,582,338	1,723,522
FNMA	4.50	4-1-2039	1,505,390	1,639,164
FNMA	4.50	4-1-2039	9,756	10,619
FNMA	4.50	4-1-2039	1,606,040	1,748,123
FNMA	4.50	4-1-2039	483,329	526,273
FNMA	4.50	5-1-2039	721,134	794,575
FNMA	4.50	5-1-2039	1,873,659	2,063,572
FNMA	4.50	6-1-2039	1,047,506	1,141,616
FNMA	4.50	9-1-2039	1,684,037	1,847,789
FNMA	4.50	12-1-2039	179,587	195,649
FNMA	4.50	2-1-2040	2,580,710	2,811,850
FNMA	4.50	2-1-2040	3,536,472	3,896,787
FNMA	4.50	3-1-2040	2,715,323	2,994,491
FNMA	4.50	5-1-2040	1,060,676	1,161,260
FNMA	4.50	5-1-2040	2,414,791	2,648,460
FNMA	4.50	6-1-2040	847,366	922,087
FNMA	4.50	8-1-2040	277,327	302,167
FNMA	4.50	8-1-2040	2,571,161	2,803,920
FNMA	4.50	9-1-2040	36,086	39,312
FNMA	4.50	10-1-2040	399,833	435,781
FNMA	4.50	10-1-2040	2,548,826	2,777,055
FNMA	4.50	11-1-2040	1,896,418	2,066,164
FNMA	4.50	2-1-2041	5,821,455	6,342,704
FNMA	4.50	2-1-2041	7,432,349	8,093,354
FNMA	4.50	4-1-2041	1,662,973	1,810,577
FNMA	4.50	5-1-2041	9,213,613	10,043,523
FNMA	4.50	5-1-2041	11,780	12,847
FNMA %%	4.50	12-1-2044	14,000,000	15,215,157
FNMA	4.88	12-15-2016	950,000	1,032,586
FNMA	5.00	8-1-2015	66,390	69,972
FNMA	5.00	11-1-2015	77,984	82,191
FNMA	5.00	2-13-2017	500,000	547,536
FNMA	5.00	5-11-2017	1,200,000	1,321,646
FNMA	5.00	12-1-2017	313,180	330,076
FNMA	5.00	6-1-2018	213,895	225,791
FNMA	5.00	10-1-2018	135,636	143,197
FNMA	5.00	11-1-2018	46,191	48,762
FNMA	5.00	6-1-2019	103,050	110,409
FNMA	5.00	9-1-2019	259,785	277,492
FNMA	5.00	10-1-2019	159,356	170,747
FNMA	5.00	11-1-2019	142,224	150,201
FNMA	5.00	6-1-2020	70,878	76,168
FNMA	5.00	5-1-2023	77,776	82,019
FNMA	5.00	5-1-2023	473,050	510,993
FNMA	5.00	6-1-2023	212,095	229,072
FNMA	5.00	6-1-2023	68,434	73,897
FNMA	5.00	9-1-2024	123,846	137,263
FNMA	5.00	3-1-2025	1,311,017	1,423,416
FNMA	5.00	4-1-2034	214,989	239,102
FNMA	5.00	4-1-2034	579,257	642,775
FNMA	5.00	4-1-2035	1,885,890	2,096,262
FNMA	5.00	6-1-2035	618,717	686,545
FNMA	5.00	7-1-2035	43,927	48,760
FNMA	5.00	7-1-2035	29,442	32,666

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	7-1-2035	$64,419	$71,564
FNMA	5.00	8-1-2035	79,763	88,634
FNMA	5.00	10-1-2035	2,412,376	2,680,194
FNMA	5.00	11-1-2035	613,409	680,856
FNMA	5.00	2-1-2036	2,934,553	3,259,929
FNMA	5.00	7-1-2036	52,822	58,649
FNMA	5.00	11-1-2036	231,447	256,523
FNMA	5.00	11-1-2036	212,816	236,410
FNMA	5.00	5-1-2037	55,686	61,719
FNMA	5.00	5-1-2037	61,095	67,714
FNMA	5.00	5-1-2037	204,996	227,206
FNMA	5.00	6-1-2037	55,280	61,269
FNMA	5.00	8-1-2037	432,291	479,127
FNMA	5.00	2-1-2038	1,512,180	1,680,435
FNMA	5.00	3-1-2038	878,350	973,512
FNMA	5.00	4-1-2038	57,936	64,213
FNMA	5.00	5-1-2038	297,159	329,354
FNMA	5.00	5-1-2038	177,955	197,235
FNMA	5.00	5-1-2038	126,482	140,185
FNMA	5.00	7-1-2038	7,310	8,102
FNMA	5.00	7-1-2038	7,942	8,805
FNMA	5.00	11-1-2038	8,192	9,080
FNMA	5.00	11-1-2038	281,970	312,519
FNMA	5.00	11-1-2038	106,014	117,500
FNMA	5.00	4-1-2039	279,694	310,215
FNMA	5.00	4-1-2039	373,035	413,450
FNMA	5.00	6-1-2039	652,094	722,743
FNMA	5.00	7-1-2039	494,917	548,537
FNMA	5.00	8-1-2039	4,826,210	5,356,142
FNMA	5.00	10-1-2039	868,811	964,743
FNMA	5.00	7-1-2040	7,011,087	7,799,221
FNMA	5.00	9-1-2040	4,313,469	4,790,415
FNMA	5.00	4-1-2041	2,794,892	3,101,179
FNMA	5.00	8-1-2041	362,836	403,213
FNMA %%	5.00	1-1-2045	5,000,000	5,532,813
FNMA	5.38	7-15-2016	1,000,000	1,080,740
FNMA	5.38	6-12-2017	1,500,000	1,672,629
FNMA	5.45	10-18-2021	200,000	217,582
FNMA	5.50	2-1-2015	814	864
FNMA	5.50	2-1-2016	4,061	4,309
FNMA	5.50	6-1-2016	85,963	91,215
FNMA	5.50	8-1-2016	15,955	16,929
FNMA	5.50	11-1-2016	5,716	6,065
FNMA	5.50	11-1-2016	120,727	128,102
FNMA	5.50	1-1-2017	73,113	77,579
FNMA	5.50	2-1-2017	2,266	2,404
FNMA	5.50	2-1-2017	42,221	44,801
FNMA	5.50	4-1-2017	63,220	67,082
FNMA	5.50	6-1-2017	119,780	127,158
FNMA	5.50	7-1-2017	129,120	137,076
FNMA	5.50	8-1-2017	32,794	34,822
FNMA	5.50	10-1-2017	121,282	128,826
FNMA	5.50	3-1-2018	38,774	41,162
FNMA	5.50	4-1-2018	56,005	59,503
FNMA	5.50	12-1-2018	576,651	612,532
FNMA	5.50	5-1-2021	182,442	193,935
FNMA	5.50	12-1-2021	21,564	22,911
FNMA	5.50	5-1-2023	187,030	204,791
FNMA	5.50	2-1-2024	18,157	19,774
FNMA	5.50	6-1-2024	176,236	194,775
FNMA	5.50	8-1-2025	98,057	110,635
FNMA	5.50	7-1-2033	162,588	183,461
FNMA	5.50	9-1-2033	373,510	419,632
FNMA	5.50	11-1-2033	178,201	201,022
FNMA	5.50	7-1-2034	196,150	219,888
FNMA	5.50	9-1-2034	77,486	87,296
FNMA	5.50	10-1-2034	67,986	76,209
FNMA	5.50	12-1-2034	336,216	378,087
FNMA	5.50	1-1-2035	295,797	333,300

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	1-1-2035	$2,098,251	$2,360,839
FNMA	5.50	6-1-2035	430,341	482,796
FNMA	5.50	8-1-2035	51,789	58,198
FNMA	5.50	8-1-2035	284,767	319,422
FNMA	5.50	8-1-2035	580,532	651,295
FNMA	5.50	9-1-2035	416,387	469,347
FNMA	5.50	12-1-2035	614,107	688,729
FNMA	5.50	12-1-2035	533,583	596,849
FNMA	5.50	1-1-2036	1,467,948	1,646,457
FNMA	5.50	2-1-2036	317,924	356,622
FNMA	5.50	4-1-2036	406,849	456,413
FNMA	5.50	4-1-2036	2,286,647	2,558,946
FNMA	5.50	4-1-2036	1,045,483	1,171,573
FNMA	5.50	9-1-2036	36,413	40,720
FNMA	5.50	2-1-2037	250,689	285,090
FNMA	5.50	3-1-2037	73,836	82,708
FNMA	5.50	5-1-2037	144,698	162,399
FNMA	5.50	6-1-2037	234,085	263,616
FNMA	5.50	7-1-2037	29,074	32,513
FNMA	5.50	7-1-2037	79,752	89,186
FNMA	5.50	2-1-2038	683,469	764,317
FNMA	5.50	2-1-2038	79,176	88,542
FNMA	5.50	2-1-2038	86,288	96,495
FNMA	5.50	3-1-2038	24,330	27,219
FNMA	5.50	4-1-2038	791,553	885,248
FNMA	5.50	5-1-2038	1,110,135	1,243,553
FNMA	5.50	5-1-2038	496,856	555,935
FNMA	5.50	5-1-2038	74,317	83,108
FNMA	5.50	6-1-2038	236,917	265,064
FNMA	5.50	6-1-2038	2,602,118	2,911,899
FNMA	5.50	7-1-2038	10,969	12,273
FNMA	5.50	7-1-2038	1,147,879	1,284,450
FNMA	5.50	8-1-2038	57,453	64,290
FNMA	5.50	9-1-2038	290,814	325,418
FNMA	5.50	11-1-2038	651,120	728,379
FNMA	5.50	11-1-2038	610,613	682,844
FNMA	5.50	1-1-2039	451,196	505,065
FNMA	5.50	2-1-2039	2,217,803	2,488,449
FNMA	5.50	5-1-2039	417,446	467,194
FNMA	5.50	6-1-2039	950,553	1,063,689
FNMA	5.50	12-1-2039	10,426	11,659
FNMA	5.50	6-1-2040	16,402	18,354
FNMA	5.50	9-1-2040	196,595	219,851
FNMA	5.50	2-1-2041	256,560	286,909
FNMA	5.63	7-15-2037	150,000	206,916
FNMA	6.00	7-1-2016	4,887	5,031
FNMA	6.00	9-1-2016	2,631	2,720
FNMA	6.00	11-1-2017	424	426
FNMA	6.00	11-1-2017	161,434	169,986
FNMA	6.00	1-1-2018	44,795	47,473
FNMA	6.00	1-1-2018	58,586	60,299
FNMA	6.00	5-1-2021	135,968	147,213
FNMA	6.00	5-1-2021	141,709	155,382
FNMA	6.00	9-1-2021	70,186	76,996
FNMA	6.00	8-1-2022	50,519	55,123
FNMA	6.00	10-1-2022	111,876	121,728
FNMA	6.00	9-1-2024	9,773	10,727
FNMA	6.00	11-1-2033	33,711	38,181
FNMA	6.00	8-1-2034	131,218	149,823
FNMA	6.00	9-1-2034	91,279	104,200
FNMA	6.00	10-1-2034	154,434	176,332
FNMA	6.00	11-1-2034	145,570	166,214
FNMA	6.00	3-1-2035	53,448	60,537
FNMA	6.00	1-1-2036	397,245	453,586
FNMA	6.00	3-1-2036	30,499	34,552
FNMA	6.00	4-18-2036	500,000	532,335
FNMA	6.00	9-1-2036	3,543	4,020
FNMA	6.00	9-1-2036	145,055	164,228

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	9-1-2036	$77,453	$87,826
FNMA	6.00	11-1-2036	1,150,510	1,305,114
FNMA	6.00	1-1-2037	568,063	644,767
FNMA	6.00	2-1-2037	2,384	2,699
FNMA	6.00	2-1-2037	1,679,849	1,906,024
FNMA	6.00	3-1-2037	245,183	277,943
FNMA	6.00	4-1-2037	12,848	14,541
FNMA	6.00	5-1-2037	546,409	618,692
FNMA	6.00	5-1-2037	5,969	6,774
FNMA	6.00	6-1-2037	8,892	10,079
FNMA	6.00	7-1-2037	850,669	964,728
FNMA	6.00	8-1-2037	4,842	5,480
FNMA	6.00	8-1-2037	641,179	727,458
FNMA	6.00	8-1-2037	37,360	42,392
FNMA	6.00	8-1-2037	171,131	195,304
FNMA	6.00	9-1-2037	66,441	75,411
FNMA	6.00	9-1-2037	51,238	58,139
FNMA	6.00	9-1-2037	5,057	5,739
FNMA	6.00	9-1-2037	30,723	34,858
FNMA	6.00	9-1-2037	55,483	62,908
FNMA	6.00	9-1-2037	44,275	50,137
FNMA	6.00	9-1-2037	41,677	47,199
FNMA	6.00	9-1-2037	377,554	428,052
FNMA	6.00	9-1-2037	66,195	74,917
FNMA	6.00	10-1-2037	3,634	4,125
FNMA	6.00	10-1-2037	1,898	2,155
FNMA	6.00	10-1-2037	481,248	545,606
FNMA	6.00	10-1-2037	110,933	125,973
FNMA	6.00	10-1-2037	995,312	1,126,467
FNMA	6.00	10-1-2037	118,908	134,650
FNMA	6.00	10-1-2037	36,079	40,882
FNMA	6.00	11-1-2037	38,691	43,946
FNMA	6.00	11-1-2037	6,017	6,825
FNMA	6.00	11-1-2037	7,607	8,641
FNMA	6.00	11-1-2037	28,425	32,260
FNMA	6.00	11-1-2037	17,389	19,732
FNMA	6.00	12-1-2037	26,135	29,582
FNMA	6.00	1-1-2038	26,662	30,249
FNMA	6.00	1-1-2038	369,908	419,612
FNMA	6.00	1-1-2038	42,090	47,751
FNMA	6.00	2-1-2038	128,638	146,241
FNMA	6.00	2-1-2038	1,049	1,188
FNMA	6.00	2-1-2038	30,509	34,542
FNMA	6.00	2-1-2038	91,984	104,462
FNMA	6.00	6-1-2038	33,211	37,596
FNMA	6.00	7-1-2038	178,578	202,402
FNMA	6.00	7-1-2038	7,660	8,696
FNMA	6.00	7-1-2038	234,223	265,087
FNMA	6.00	7-1-2038	66,189	74,910
FNMA	6.00	8-1-2038	10,762	12,180
FNMA	6.00	8-1-2038	48,924	55,382
FNMA	6.00	8-1-2038	53,705	60,781
FNMA	6.00	8-1-2038	1,467	1,664
FNMA	6.00	8-1-2038	57,149	64,722
FNMA	6.00	8-1-2038	17,204	19,486
FNMA	6.00	9-1-2038	2,916	3,308
FNMA	6.00	9-1-2038	98,315	111,420
FNMA	6.00	9-1-2038	52,635	59,571
FNMA	6.00	9-1-2038	56,235	63,757
FNMA	6.00	9-1-2038	6,903	7,818
FNMA	6.00	9-1-2038	3,845	4,357
FNMA	6.00	9-1-2038	11,849	13,526
FNMA	6.00	9-1-2038	26,974	30,529
FNMA	6.00	9-1-2038	49,161	55,670
FNMA	6.00	9-1-2038	41,245	46,680
FNMA	6.00	9-1-2038	39,373	45,279
FNMA	6.00	9-1-2038	27,646	31,369
FNMA	6.00	9-1-2038	19,042	21,551
FNMA	6.00	10-1-2038	72,778	82,465

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	10-1-2038	$18,653	$21,111
FNMA	6.00	10-1-2038	14,557	16,476
FNMA	6.00	11-1-2038	46,621	52,816
FNMA	6.00	11-1-2038	32,305	36,583
FNMA	6.00	11-1-2038	7,401	8,388
FNMA	6.00	11-1-2038	315,006	356,515
FNMA	6.00	11-1-2038	17,068	19,335
FNMA	6.00	11-1-2038	31,044	35,134
FNMA	6.00	12-1-2038	68,274	77,282
FNMA	6.00	12-1-2038	47,028	53,244
FNMA	6.00	12-1-2038	67,410	76,452
FNMA	6.00	1-1-2039	25,509	28,957
FNMA	6.00	1-1-2039	60,171	68,099
FNMA	6.00	2-1-2039	60,713	68,985
FNMA	6.00	3-1-2039	9,044	10,247
FNMA	6.00	9-1-2039	149,326	169,666
FNMA	6.00	9-1-2039	2,341	2,656
FNMA	6.00	10-1-2039	2,565,118	2,908,884
FNMA	6.00	4-1-2040	3,088,845	3,508,311
FNMA	6.00	6-1-2040	17,492	19,825
FNMA	6.21	8-6-2038	200,000	293,726
FNMA	6.25	5-15-2029	500,000	694,976
FNMA	6.50	8-1-2015	27	27
FNMA	6.50	6-1-2036	45,128	51,338
FNMA	6.50	7-1-2036	183,219	208,428
FNMA	6.50	9-1-2036	6,364	7,333
FNMA	6.50	9-1-2036	88,801	104,192
FNMA	6.50	12-1-2036	362,068	416,708
FNMA	6.50	3-1-2037	16,568	18,977
FNMA	6.50	4-1-2037	30,216	34,374
FNMA	6.50	5-1-2037	55,609	63,284
FNMA	6.50	5-1-2037	1,501	1,708
FNMA	6.50	6-1-2037	265,687	320,796
FNMA	6.50	6-1-2037	96,176	110,878
FNMA	6.50	8-1-2037	29,335	33,710
FNMA	6.50	9-1-2037	511,824	599,988
FNMA	6.50	9-1-2037	614,970	722,022
FNMA	6.50	9-1-2037	3,304	3,987
FNMA	6.50	10-1-2037	3,331	3,789
FNMA	6.50	10-1-2037	159,961	181,970
FNMA	6.50	10-1-2037	57,863	65,824
FNMA	6.50	10-1-2037	1,015,024	1,154,684
FNMA	6.50	11-1-2037	183,307	208,529
FNMA	6.50	11-1-2037	12,342	14,040
FNMA	6.50	11-1-2037	68,457	77,876
FNMA	6.50	1-1-2038	179,558	204,264
FNMA	6.50	1-1-2038	33,700	38,337
FNMA	6.50	3-1-2038	9,953	11,621
FNMA	6.50	7-1-2038	12,804	14,566
FNMA	6.50	9-1-2038	6,433	7,318
FNMA	6.50	9-1-2038	13,408	15,253
FNMA	6.50	9-1-2038	114,915	130,778
FNMA	6.50	10-1-2038	58,684	66,759
FNMA	6.50	1-1-2039	591,045	672,368
FNMA	6.50	2-1-2039	83,064	100,537
FNMA	6.50	6-1-2039	39,997	45,500
FNMA	6.50	10-1-2039	442,354	503,218
FNMA	6.50	10-1-2039	1,133,411	1,289,360
FNMA	6.50	5-1-2040	333,777	379,703
FNMA	6.63	11-15-2030	1,300,000	1,890,737
FNMA	7.00	8-1-2037	30,196	33,441
FNMA	7.13	1-15-2030	500,000	755,444
FNMA	7.25	5-15-2030	1,300,000	1,970,576
GNMA	3.00	9-15-2042	3,938,454	4,041,950
GNMA	3.00	9-15-2042	305,550	313,579
GNMA	3.00	9-20-2042	8,363,335	8,584,014
GNMA	3.00	11-15-2042	8,527,442	8,751,529
GNMA	3.00	11-20-2042	4,236,719	4,348,512

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	3.00%	12-20-2042	$1,801,857	$1,849,262
GNMA	3.00	1-20-2043	8,658,850	8,886,153
GNMA	3.00	2-20-2043	9,122,592	9,383,266
GNMA	3.00	3-15-2043	1,687,840	1,732,193
GNMA	3.00	3-15-2043	1,679,716	1,723,856
GNMA	3.00	3-20-2043	6,605,068	6,777,437
GNMA	3.00	3-20-2043	2,698,480	2,775,589
GNMA	3.00	4-20-2043	1,770,982	1,817,062
GNMA	3.00	6-15-2043	765,329	785,441
GNMA	3.00	8-20-2043	4,663,221	4,783,114
GNMA	3.00	9-15-2043	315,443	323,732
GNMA %%	3.00	1-14-2045	10,000,000	10,211,914
GNMA	3.50	12-15-2040	542,019	569,725
GNMA	3.50	1-15-2041	492,251	517,601
GNMA	3.50	10-15-2041	3,013,154	3,167,173
GNMA	3.50	2-15-2042	6,628,116	6,967,130
GNMA	3.50	3-20-2042	2,063,723	2,171,615
GNMA	3.50	4-20-2042	1,389,685	1,462,339
GNMA	3.50	5-15-2042	3,188,642	3,351,631
GNMA	3.50	5-15-2042	1,858,506	1,953,568
GNMA	3.50	6-15-2042	9,905,602	10,411,932
GNMA	3.50	6-20-2042	2,223,761	2,340,023
GNMA	3.50	7-15-2042	3,374,704	3,547,204
GNMA	3.50	10-20-2042	3,896,213	4,099,917
GNMA	3.50	3-20-2043	4,587,343	4,827,257
GNMA	3.50	4-15-2043	6,180,689	6,496,619
GNMA	3.50	4-20-2043	17,921,045	18,854,616
GNMA	3.50	10-20-2043	4,590,083	4,827,563
GNMA	3.50	1-20-2044	4,709,232	4,952,437
GNMA	3.50	5-20-2044	4,809,849	5,058,259
GNMA	3.50	10-20-2044	15,468,282	16,267,182
GNMA %%	3.50	1-21-2045	14,500,000	15,185,635
GNMA	4.00	6-15-2039	329,023	353,335
GNMA	4.00	7-15-2039	138,003	148,200
GNMA	4.00	7-15-2039	519,868	558,281
GNMA	4.00	8-15-2040	4,378,737	4,702,281
GNMA	4.00	9-15-2040	6,629,665	7,125,207
GNMA	4.00	10-15-2040	1,986,395	2,147,718
GNMA	4.00	12-15-2040	3,332,557	3,626,809
GNMA	4.00	1-15-2041	1,358,945	1,478,760
GNMA	4.00	1-15-2041	3,326,924	3,620,250
GNMA	4.00	7-15-2041	1,149,119	1,234,027
GNMA	4.00	10-20-2041	1,862,637	2,001,425
GNMA	4.00	11-20-2041	5,144,602	5,526,878
GNMA	4.00	2-20-2042	1,253,100	1,345,833
GNMA	4.00	4-20-2042	5,417,672	5,819,241
GNMA	4.00	5-20-2042	4,226,622	4,539,808
GNMA	4.00	3-20-2043	1,450,934	1,557,756
GNMA	4.00	8-20-2043	7,643,892	8,207,498
GNMA	4.00	3-20-2044	8,966,893	9,629,551
GNMA	4.00	5-20-2044	8,921,136	9,580,423
GNMA	4.00	6-20-2044	7,658,900	8,224,906
GNMA	4.00	8-20-2044	9,852,432	10,580,551
GNMA %%	4.00	1-21-2045	6,000,000	6,417,655
GNMA	4.50	3-15-2037	64,065	70,135
GNMA	4.50	3-15-2038	44,011	48,181
GNMA	4.50	3-15-2039	9,833,188	10,764,854
GNMA	4.50	3-15-2039	509,572	561,563
GNMA	4.50	4-15-2039	613,535	671,665
GNMA	4.50	5-15-2039	995,347	1,101,177
GNMA	4.50	6-15-2039	733,786	803,310
GNMA	4.50	6-15-2039	338,838	370,942
GNMA	4.50	7-15-2039	1,369,178	1,498,904
GNMA	4.50	7-15-2039	746,074	816,763
GNMA	4.50	9-15-2039	724,143	792,753
GNMA	4.50	9-15-2039	2,208,901	2,418,188
GNMA	4.50	10-15-2039	1,094,229	1,197,904
GNMA	4.50	12-15-2039	1,074,344	1,188,584
GNMA	4.50	1-15-2040	1,400,257	1,536,398

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	4-15-2040	$142,735	$156,613
GNMA	4.50	5-15-2040	2,301,106	2,554,544
GNMA	4.50	5-15-2040	3,022,156	3,343,851
GNMA	4.50	5-15-2040	42,376	46,392
GNMA	4.50	6-15-2040	604,272	663,026
GNMA	4.50	6-15-2040	1,332,423	1,474,262
GNMA	4.50	6-15-2040	137,497	150,866
GNMA	4.50	7-15-2040	3,516,786	3,858,729
GNMA	4.50	9-15-2040	483,801	530,783
GNMA	4.50	9-15-2040	123,303	135,293
GNMA	4.50	9-15-2040	471,347	516,804
GNMA	4.50	10-15-2040	89,814	98,326
GNMA	4.50	11-15-2040	2,250,332	2,468,764
GNMA	4.50	11-15-2040	30,860	33,784
GNMA	4.50	12-15-2040	102,692	112,422
GNMA	4.50	2-15-2041	1,494,624	1,653,123
GNMA	4.50	3-15-2041	51,786	56,693
GNMA	4.50	3-15-2041	102,229	111,915
GNMA	4.50	4-15-2041	191,775	210,391
GNMA	4.50	4-15-2041	1,601,711	1,757,198
GNMA	4.50	4-15-2041	299,546	330,092
GNMA	4.50	5-15-2041	29,557	32,357
GNMA	4.50	6-15-2041	1,169,126	1,282,621
GNMA	4.50	6-15-2041	2,060,896	2,260,963
GNMA	4.50	6-15-2041	138,693	151,834
GNMA	4.50	6-15-2041	229,948	252,271
GNMA	4.50	7-15-2041	2,525,512	2,770,684
GNMA	4.50	7-15-2041	163,762	179,640
GNMA	4.50	7-20-2041	1,575,564	1,729,676
GNMA	4.50	10-15-2041	252,668	277,194
GNMA	4.50	10-15-2041	111,596	122,430
GNMA	4.50	10-15-2041	101,963	111,624
GNMA	4.50	11-20-2041	1,417,146	1,555,367
GNMA	4.50	12-20-2043	6,447,674	7,067,514
GNMA	4.50	1-20-2044	3,946,842	4,326,268
GNMA	4.50	4-20-2044	4,666,268	5,114,854
GNMA	5.00	3-15-2035	439,548	488,157
GNMA	5.00	5-15-2038	1,879,475	2,077,083
GNMA	5.00	8-15-2038	1,249,275	1,380,623
GNMA	5.00	8-15-2038	220,671	243,873
GNMA	5.00	8-15-2038	10,219	11,301
GNMA	5.00	12-15-2038	573,855	636,649
GNMA	5.00	3-15-2039	1,366,587	1,516,694
GNMA	5.00	3-15-2039	750,094	831,200
GNMA	5.00	3-15-2039	99,616	110,537
GNMA	5.00	5-15-2039	317,293	351,984
GNMA	5.00	6-15-2039	2,159,654	2,396,879
GNMA	5.00	7-15-2039	45,337	50,307
GNMA	5.00	9-15-2039	5,480,419	6,107,622
GNMA	5.00	11-15-2039	1,366,874	1,523,309
GNMA	5.00	1-15-2040	2,266,308	2,526,601
GNMA	5.00	2-15-2040	1,308,918	1,459,255
GNMA	5.00	3-15-2040	4,292,779	4,766,047
GNMA	5.00	5-15-2040	1,619,938	1,802,977
GNMA	5.00	7-15-2040	1,446,091	1,613,481
GNMA	5.00	7-15-2040	4,721	5,221
GNMA	5.00	12-15-2040	1,114,813	1,241,290
GNMA	5.00	9-15-2041	158,767	176,736
GNMA	5.00	10-15-2041	449,358	496,918
GNMA	5.00	5-20-2042	2,152,196	2,403,455
GNMA	5.50	9-15-2034	193,304	217,035
GNMA	5.50	11-15-2035	303,423	340,961
GNMA	5.50	12-15-2035	290,840	326,232
GNMA	5.50	2-15-2036	133,352	149,779
GNMA	5.50	3-15-2036	255,075	287,083
GNMA	5.50	5-15-2036	4,748	5,326
GNMA	5.50	5-15-2036	63,786	72,075
GNMA	5.50	2-15-2037	96,240	107,469

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.50%	6-15-2037	$4,900	$5,471
GNMA	5.50	8-15-2037	82,271	91,871
GNMA	5.50	2-15-2038	231,499	258,447
GNMA	5.50	2-15-2038	517,509	580,267
GNMA	5.50	3-15-2038	73,752	82,338
GNMA	5.50	3-15-2038	13,238	14,779
GNMA	5.50	4-15-2038	159,045	177,560
GNMA	5.50	5-15-2038	151,825	169,500
GNMA	5.50	5-15-2038	320,638	357,966
GNMA	5.50	6-15-2038	18,460	20,609
GNMA	5.50	6-15-2038	50,010	55,832
GNMA	5.50	6-15-2038	167,252	186,723
GNMA	5.50	7-15-2038	418,698	467,439
GNMA	5.50	8-15-2038	2,048,094	2,313,393
GNMA	5.50	8-15-2038	31,407	35,064
GNMA	5.50	8-15-2038	295,127	329,485
GNMA	5.50	9-15-2038	1,191,672	1,330,378
GNMA	5.50	9-15-2038	80,498	89,868
GNMA	5.50	9-15-2038	91,532	103,028
GNMA	5.50	10-15-2038	559,836	625,009
GNMA	5.50	10-15-2038	74,578	83,261
GNMA	5.50	11-15-2038	39,185	43,764
GNMA	5.50	11-15-2038	93,074	103,864
GNMA	5.50	11-15-2038	266,312	297,316
GNMA	5.50	11-15-2038	268,848	300,149
GNMA	5.50	12-15-2038	324,219	361,966
GNMA	5.50	12-15-2038	55,309	61,747
GNMA	5.50	12-15-2038	298,628	333,367
GNMA	5.50	1-15-2039	109,877	122,718
GNMA	5.50	1-15-2039	61,275	68,436
GNMA	5.50	7-15-2039	26,748	29,849
GNMA	5.50	7-15-2039	177,387	198,116
GNMA	5.50	8-15-2039	80,729	90,073
GNMA	5.50	10-15-2039	1,223,603	1,366,592
GNMA	5.50	2-15-2040	58,229	64,969
GNMA	5.50	2-15-2040	41,904	46,811
GNMA	5.50	3-15-2040	72,230	80,687
GNMA	5.50	3-15-2040	187,937	209,943
GNMA	5.50	3-15-2040	69,662	77,817
GNMA	5.50	3-15-2040	573,714	640,873
GNMA	5.50	7-15-2040	18,882	21,093
GNMA	5.50	12-15-2040	92,647	103,492
GNMA	5.50	2-15-2041	119,364	133,180
GNMA	5.50	4-15-2041	435,361	488,269
GNMA	6.00	12-15-2031	21,572	24,394
GNMA	6.00	6-15-2036	229,440	259,514
GNMA	6.00	8-15-2036	6,568	7,424
GNMA	6.00	1-15-2037	750,347	868,487
GNMA	6.00	5-15-2037	5,901	6,670
GNMA	6.00	5-15-2037	17,402	19,667
GNMA	6.00	5-15-2037	231,046	267,755
GNMA	6.00	6-15-2037	22,045	25,547
GNMA	6.00	6-15-2037	65,253	74,683
GNMA	6.00	7-15-2037	50,043	56,558
GNMA	6.00	8-15-2037	276,516	312,512
GNMA	6.00	8-15-2037	7,938	8,971
GNMA	6.00	8-15-2037	91,254	103,887
GNMA	6.00	1-15-2038	325,754	368,085
GNMA	6.00	1-15-2038	3,441	3,888
GNMA	6.00	2-15-2038	7,548	8,529
GNMA	6.00	7-15-2038	471,564	532,839
GNMA	6.00	8-15-2038	515,282	582,245
GNMA	6.00	8-15-2038	238,212	269,165
GNMA	6.00	8-15-2038	159,624	180,368
GNMA	6.00	9-15-2038	216,794	245,000
GNMA	6.00	9-15-2038	514,408	581,262
GNMA	6.00	9-15-2038	4,136	4,673
GNMA	6.00	9-15-2038	2,700	3,051
GNMA	6.00	9-15-2038	3,049	3,446

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.00%	10-15-2038	$53,096	$59,997
GNMA	6.00	10-15-2038	226,187	255,583
GNMA	6.00	10-15-2038	16,250	18,362
GNMA	6.00	10-15-2038	351,752	397,468
GNMA	6.00	10-15-2038	49,468	55,897
GNMA	6.00	10-15-2038	82,328	93,040
GNMA	6.00	10-15-2038	115,450	130,454
GNMA	6.00	11-15-2038	92,730	104,782
GNMA	6.00	11-15-2038	83,286	94,111
GNMA	6.00	12-15-2038	5,791	6,583
GNMA	6.00	12-15-2038	333,164	376,497
GNMA	6.00	1-15-2039	119,465	135,007
GNMA	6.00	1-15-2039	4,630	5,233
GNMA	6.00	2-15-2039	384,177	439,092
GNMA	6.00	2-15-2039	3,695	4,175
GNMA	6.00	6-15-2039	14,624	16,527
GNMA	6.00	8-15-2039	28,019	31,665
GNMA	6.00	8-15-2039	7,989	9,029
GNMA	6.00	10-15-2039	31,939	36,095
GNMA	6.00	11-15-2039	3,237	3,658
GNMA	6.00	12-15-2039	363,251	410,510
GNMA	6.00	3-15-2040	7,009	7,921
GNMA	6.00	12-15-2040	280,190	316,649
GNMA	6.00	6-15-2041	1,009,453	1,140,789
GNMA	6.00	6-15-2041	140,944	159,281
GNMA	6.00	6-15-2041	706,797	798,756
GNMA	6.50	11-15-2023	664	758
GNMA	6.50	12-15-2023	568	648
GNMA	6.50	10-15-2031	134,505	157,563
GNMA	6.50	3-15-2034	206,912	237,963
GNMA	6.50	9-15-2036	57,588	69,603
GNMA	6.50	10-15-2036	55,957	64,011
GNMA	6.50	2-15-2037	28,283	32,455
GNMA	6.50	12-15-2037	71,435	84,410
GNMA	6.50	1-15-2038	84,923	96,839
GNMA	6.50	4-15-2038	30,498	34,777
GNMA	6.50	5-15-2038	62,648	71,753
GNMA	6.50	5-15-2038	7,686	8,838
GNMA	6.50	8-15-2038	88,342	100,738
GNMA	6.50	8-15-2038	50,038	59,959
GNMA	6.50	8-15-2038	9,433	10,756
GNMA	6.50	9-15-2038	99,395	113,342
GNMA	6.50	9-15-2038	216,363	248,734
GNMA	6.50	10-15-2038	117,600	134,102
GNMA	6.50	10-15-2038	1,077,191	1,228,340
GNMA	6.50	10-15-2038	66,148	75,953
GNMA	6.50	11-15-2038	54,562	66,282
GNMA	6.50	11-15-2038	3,674	4,189
GNMA	6.50	12-15-2038	92,775	106,372
GNMA	6.50	2-15-2039	2,591	3,006
GNMA	6.50	5-15-2040	169,139	196,726
GNMA	6.50	7-15-2040	148,798	170,662
GNMA	6.50	7-15-2040	624,136	711,713
GNMA	7.00	3-15-2037	17,338	19,166
TVA	3.50	12-15-2042	150,000	144,943
TVA	3.88	2-15-2021	1,320,000	1,459,776
TVA	4.50	4-1-2018	200,000	221,770
TVA	4.65	6-15-2035	200,000	234,111
TVA	4.88	1-15-2048	200,000	237,546
TVA	5.25	9-15-2039	1,500,000	1,882,020
TVA	5.50	7-18-2017	650,000	725,890
TVA	5.88	4-1-2036	300,000	404,455
TVA	6.15	1-15-2038	400,000	559,233
Total Agency Securities (Cost $1,710,085,506)				1,755,028,925

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 20.55%
Consumer Discretionary : 1.93%
Auto Components : 0.05%
BorgWarner Incorporated	4.63%	9-15-2020	$100,000	$110,550
Delphi Corporation	4.15	3-15-2024	1,000,000	1,039,516
Johnson Controls Incorporated	3.75	12-1-2021	500,000	523,026
Johnson Controls Incorporated	4.25	3-1-2021	120,000	129,845
Johnson Controls Incorporated	4.63	7-2-2044	850,000	858,838
Johnson Controls Incorporated	5.00	3-30-2020	100,000	111,123
Johnson Controls Incorporated	5.50	1-15-2016	250,000	263,256
Johnson Controls Incorporated	5.70	3-1-2041	240,000	284,167
				3,320,321

Automobiles : 0.03%
Ford Motor Company	6.63	10-1-2028	200,000	245,886
Ford Motor Company	7.45	7-16-2031	1,000,000	1,352,552
				1,598,438

Diversified Consumer Services : 0.04%
Cornell University	5.45	2-1-2019	100,000	114,438
Dartmouth College	4.75	6-1-2019	75,000	84,172
President & Fellows of Harvard College	4.88	10-15-2040	300,000	355,571
Princeton University	5.70	3-1-2039	500,000	649,841
Stanford University	4.75	5-1-2019	500,000	561,949
University of Pennsylvania	4.67	9-1-2112	500,000	522,504
Vanderbilt University	5.25	4-1-2019	250,000	285,077
				2,573,552

Hotels, Restaurants & Leisure : 0.14%
Brinker International Incorporated	3.88	5-15-2023	150,000	149,288
Carnival Corporation	1.88	12-15-2017	200,000	200,422
Carnival Corporation	3.95	10-15-2020	267,000	282,312
Darden Restaurants Incorporated	6.45	10-15-2017	105,000	116,437
Darden Restaurants Incorporated	7.05	10-15-2037	20,000	23,121
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	156,868
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	104,347
International Game Technology	5.50	6-15-2020	250,000	261,187
Marriott International Incorporated	3.00	3-1-2019	200,000	206,163
Marriott International Incorporated	3.38	10-15-2020	167,000	173,641
McDonald’s Corporation	2.63	1-15-2022	1,000,000	996,264
McDonald’s Corporation	3.50	7-15-2020	200,000	213,172
McDonald’s Corporation	3.63	5-20-2021	100,000	107,738
McDonald’s Corporation	3.70	2-15-2042	500,000	464,284
McDonald’s Corporation	5.35	3-1-2018	400,000	447,499
McDonald’s Corporation	5.80	10-15-2017	100,000	112,709
McDonald’s Corporation	6.30	10-15-2037	300,000	387,817
McDonald’s Corporation	6.30	3-1-2038	600,000	777,330
Starbucks Corporation	0.88	12-5-2016	200,000	200,048
Starbucks Corporation	2.00	12-5-2018	250,000	252,306
Starbucks Corporation	6.25	8-15-2017	500,000	566,576
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	221,239
Starwood Hotels & Resort Company	3.75	3-15-2025	500,000	505,365
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,026,818
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	511,762
Yum! Brands Incorporated	3.88	11-1-2023	250,000	253,909
Yum! Brands Incorporated	5.30	9-15-2019	250,000	278,919
Yum! Brands Incorporated	5.35	11-1-2043	100,000	109,302
Yum! Brands Incorporated	6.25	3-15-2018	130,000	146,836
Yum! Brands Incorporated	6.88	11-15-2037	32,000	40,766
				9,294,445

Household Durables : 0.03%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	100,646

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Durables (continued)
Mohawk Industries Incorporated	3.85%	2-1-2023	$100,000	$101,216
Mohawk Industries Incorporated	6.13	1-15-2016	389,000	409,051
Newell Rubbermaid Incorporated	2.88	12-1-2019	200,000	201,507
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	105,487
Newell Rubbermaid Incorporated	4.70	8-15-2020	200,000	216,990
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	187,738
Tupperware Brands Corporation	4.75	6-1-2021	250,000	269,324
Whirlpool Corporation	4.00	3-1-2024	125,000	130,104
Whirlpool Corporation	4.70	6-1-2022	200,000	219,322
Whirlpool Corporation	4.85	6-15-2021	100,000	111,321
				2,052,706

Internet & Catalog Retail : 0.05%
Amazon.com Incorporated	1.20	11-29-2017	350,000	348,051
Amazon.com Incorporated	2.50	11-29-2022	500,000	477,278
Expedia Incorporated	4.50	8-15-2024	100,000	101,784
Expedia Incorporated	5.95	8-15-2020	600,000	676,649
QVC Incorporated	4.38	3-15-2023	300,000	299,409
QVC Incorporated 144A	4.45	2-15-2025	500,000	488,242
QVC Incorporated	5.13	7-2-2022	200,000	210,931
QVC Incorporated 144A	5.45	8-15-2034	250,000	242,644
QVC Incorporated	5.95	3-15-2043	125,000	129,354
				2,974,342

Leisure Products : 0.01%
Hasbro Incorporated	6.35	3-15-2040	155,000	186,095
Mattel Incorporated	1.70	3-15-2018	125,000	124,205
Mattel Incorporated	2.50	11-1-2016	280,000	286,813
Mattel Incorporated	3.15	3-15-2023	100,000	99,112
Mattel Incorporated	4.35	10-1-2020	100,000	107,746
Mattel Incorporated	6.20	10-1-2040	100,000	122,548
				926,519

Media : 1.16%
21st Century Fox America Company 144A	3.70	9-15-2024	500,000	515,505
21st Century Fox America Company 144A	4.75	9-15-2044	500,000	532,922
CBS Corporation	1.95	7-1-2017	200,000	202,059
CBS Corporation	3.70	8-15-2024	500,000	500,071
CBS Corporation	4.63	5-15-2018	180,000	195,486
CBS Corporation	4.85	7-1-2042	200,000	200,148
CBS Corporation	4.90	8-15-2044	500,000	508,582
CBS Corporation	7.88	7-30-2030	600,000	821,656
Comcast Corporation	3.13	7-15-2022	500,000	512,008
Comcast Corporation	3.38	2-15-2025	750,000	764,745
Comcast Corporation	3.60	3-1-2024	500,000	522,698
Comcast Corporation	4.20	8-15-2034	750,000	769,260
Comcast Corporation	4.65	7-15-2042	548,000	591,837
Comcast Corporation	4.75	3-1-2044	375,000	413,574
Comcast Corporation	4.95	6-15-2016	350,000	372,074
Comcast Corporation	5.15	3-1-2020	500,000	572,397
Comcast Corporation	5.70	5-15-2018	500,000	567,364
Comcast Corporation	5.70	7-1-2019	1,000,000	1,158,691
Comcast Corporation	5.88	2-15-2018	75,000	85,086
Comcast Corporation	5.90	3-15-2016	975,000	1,039,610
Comcast Corporation	6.30	11-15-2017	500,000	570,309
Comcast Corporation	6.40	3-1-2040	500,000	661,672
Comcast Corporation	6.45	3-15-2037	900,000	1,174,034
Comcast Corporation	6.50	11-15-2035	550,000	728,334
Comcast Corporation	6.55	7-1-2039	650,000	876,019
Comcast Corporation	6.95	8-15-2037	400,000	554,091
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,023,275
DIRECTV Holdings LLC	3.50	3-1-2016	1,000,000	1,031,611
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	513,348
DIRECTV Holdings LLC	4.45	4-1-2024	1,000,000	1,054,400

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
DIRECTV Holdings LLC	4.60%	2-15-2021	$350,000	$380,673
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	775,251
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	515,617
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	371,218
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,156,737
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	452,460
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	171,739
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	590,816
Discovery Communications LLC	3.30	5-15-2022	250,000	247,507
Discovery Communications LLC	4.38	6-15-2021	300,000	320,215
Discovery Communications LLC	4.95	5-15-2042	250,000	253,011
Discovery Communications LLC	5.05	6-1-2020	750,000	830,148
Discovery Communications LLC	5.63	8-15-2019	250,000	284,073
Discovery Communications LLC	6.35	6-1-2040	250,000	302,452
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,023,915
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	274,843
NBCUniversal Media LLC	2.88	4-1-2016	500,000	514,325
NBCUniversal Media LLC	2.88	1-15-2023	500,000	499,267
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,659,197
NBCUniversal Media LLC	4.45	1-15-2043	500,000	525,605
NBCUniversal Media LLC	5.95	4-1-2041	500,000	632,025
NBCUniversal Media LLC	6.40	4-30-2040	1,000,000	1,313,339
News America Incorporated	3.00	9-15-2022	375,000	373,757
News America Incorporated	4.50	2-15-2021	500,000	548,866
News America Incorporated	6.15	2-15-2041	735,000	921,802
News America Incorporated	6.20	12-15-2034	500,000	634,557
News America Incorporated	6.40	12-15-2035	750,000	969,056
News America Incorporated	6.65	11-15-2037	600,000	788,599
News America Incorporated	6.90	3-1-2019	1,300,000	1,541,599
News America Incorporated	6.90	8-15-2039	500,000	678,260
News America Incorporated	8.15	10-17-2036	250,000	363,606
Omnicom Group Incorporated	3.63	5-1-2022	250,000	257,453
Omnicom Group Incorporated	4.45	8-15-2020	90,000	98,166
Omnicom Group Incorporated	5.90	4-15-2016	500,000	532,367
Omnicom Group Incorporated	6.25	7-15-2019	650,000	759,496
TCI Communications Incorporated	7.13	2-15-2028	350,000	473,331
The Walt Disney Company	0.45	12-1-2015	1,000,000	1,001,558
The Walt Disney Company	1.13	2-15-2017	500,000	502,544
The Walt Disney Company	1.35	8-16-2016	500,000	506,317
The Walt Disney Company	2.35	12-1-2022	500,000	489,159
The Walt Disney Company	2.55	2-15-2022	250,000	247,997
The Walt Disney Company	2.75	8-16-2021	500,000	511,147
The Walt Disney Company	4.13	12-1-2041	250,000	263,649
The Walt Disney Company	4.38	8-16-2041	250,000	272,301
The Walt Disney Company	5.50	3-15-2019	500,000	573,693
The Walt Disney Company	5.63	9-15-2016	250,000	272,070
The Walt Disney Company	7.00	3-1-2032	75,000	106,905
Thomson Reuters Corporation	3.85	9-29-2024	1,000,000	1,014,456
Thomson Reuters Corporation	4.30	11-23-2023	300,000	319,703
Thomson Reuters Corporation	4.70	10-15-2019	425,000	464,217
Thomson Reuters Corporation	5.65	11-23-2043	200,000	228,863
Thomson Reuters Corporation	5.85	4-15-2040	134,000	152,790
Thomson Reuters Corporation	6.50	7-15-2018	500,000	576,125
Time Warner Cable Incorporated	4.00	9-1-2021	750,000	800,525
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	314,714
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	537,369
Time Warner Cable Incorporated	4.50	9-15-2042	1,100,000	1,107,809
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	275,008
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	552,932
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	599,090
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	340,284
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	550,296
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	361,108
Time Warner Cable Incorporated	6.55	5-1-2037	850,000	1,083,073
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	1,010,258
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	871,128
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	644,848
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	1,084,664
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,135,999

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Time Warner Cable Incorporated	8.25%	4-1-2019	$1,150,000	$1,423,308
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	339,052
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	883,681
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	341,780
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	444,758
Time Warner Incorporated	3.40	6-15-2022	100,000	101,377
Time Warner Incorporated	4.65	6-1-2044	750,000	762,131
Time Warner Incorporated	4.75	3-29-2021	500,000	550,897
Time Warner Incorporated	4.90	6-15-2042	51,000	53,392
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,635,417
Time Warner Incorporated	5.88	11-15-2040	750,000	890,185
Time Warner Incorporated	6.10	7-15-2040	400,000	480,862
Time Warner Incorporated	6.25	3-29-2041	500,000	615,628
Time Warner Incorporated	6.50	11-15-2036	252,000	316,512
Time Warner Incorporated	7.57	2-1-2024	250,000	324,095
Time Warner Incorporated	7.70	5-1-2032	700,000	978,377
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,024,043
Viacom Incorporated	3.25	3-15-2023	200,000	195,610
Viacom Incorporated	3.50	4-1-2017	100,000	104,790
Viacom Incorporated	4.25	9-1-2023	1,000,000	1,043,638
Viacom Incorporated	4.38	3-15-2043	552,000	514,670
Viacom Incorporated	4.50	3-1-2021	500,000	538,772
Viacom Incorporated	4.88	6-15-2043	175,000	177,283
Viacom Incorporated	5.25	4-1-2044	500,000	531,665
Viacom Incorporated	5.50	5-15-2033	200,000	223,604
Viacom Incorporated	5.63	9-15-2019	150,000	170,858
Viacom Incorporated	5.85	9-1-2043	125,000	142,008
Viacom Incorporated	6.13	10-5-2017	250,000	281,039
Viacom Incorporated	6.88	4-30-2036	340,000	433,727
				75,363,972

Multiline Retail : 0.16%
Dollar General Corporation	3.25	4-15-2023	350,000	319,700
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	105,560
Kohl’s Corporation	3.25	2-1-2023	150,000	146,490
Kohl’s Corporation	4.75	12-15-2023	300,000	322,566
Kohl’s Corporation	6.00	1-15-2033	65,000	72,369
Kohl’s Corporation	6.25	12-15-2017	500,000	561,437
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	209,865
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	322,618
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	388,818
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	629,448
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	639,104
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	500,000	503,221
Nordstrom Incorporated	4.00	10-15-2021	250,000	268,913
Nordstrom Incorporated	4.75	5-1-2020	135,000	150,643
Nordstrom Incorporated	5.00	1-15-2044	100,000	112,349
Nordstrom Incorporated	6.25	1-15-2018	500,000	567,945
Target Corporation	2.90	1-15-2022	250,000	252,198
Target Corporation	3.50	7-1-2024	1,000,000	1,031,001
Target Corporation	4.00	7-1-2042	725,000	720,206
Target Corporation	5.38	5-1-2017	350,000	385,495
Target Corporation	5.88	7-15-2016	300,000	324,262
Target Corporation	6.00	1-15-2018	500,000	568,087
Target Corporation	6.35	11-1-2032	300,000	388,049
Target Corporation	6.50	10-15-2037	400,000	532,931
Target Corporation	7.00	1-15-2038	768,000	1,079,797
				10,603,072

Specialty Retail : 0.25%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	106,489
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	266,734
AutoZone Incorporated	1.30	1-13-2017	200,000	199,996
AutoZone Incorporated	2.88	1-15-2023	250,000	241,915
AutoZone Incorporated	3.13	7-15-2023	150,000	148,122

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
AutoZone Incorporated	4.00%	11-15-2020	$200,000	$214,143
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	255,772
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	357,167
Gap Incorporated	5.95	4-12-2021	700,000	798,566
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,023,892
Home Depot Incorporated	2.70	4-1-2023	375,000	371,459
Home Depot Incorporated	3.75	2-15-2024	1,000,000	1,065,943
Home Depot Incorporated	3.95	9-15-2020	400,000	439,288
Home Depot Incorporated	4.20	4-1-2043	400,000	413,350
Home Depot Incorporated	4.40	4-1-2021	500,000	558,749
Home Depot Incorporated	4.88	2-15-2044	500,000	577,084
Home Depot Incorporated	5.40	3-1-2016	1,180,000	1,250,442
Home Depot Incorporated	5.40	9-15-2040	200,000	242,841
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,925,418
Home Depot Incorporated	5.95	4-1-2041	500,000	646,652
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	205,893
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	162,150
Lowe’s Companies Incorporated	3.80	11-15-2021	500,000	538,754
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	267,472
Lowe’s Companies Incorporated	4.25	9-15-2044	250,000	255,062
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	447,180
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	545,814
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	540,842
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	308,165
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	137,802
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	96,567
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	476,978
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	155,622
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,681
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	164,420
Staples Incorporated	4.38	1-12-2023	200,000	203,628
TJX Companies Incorporated	2.75	6-15-2021	500,000	504,342
TJX Companies Incorporated	6.95	4-15-2019	85,000	102,388
				16,266,782

Textiles, Apparel & Luxury Goods : 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	96,917
Nike Incorporated	3.63	5-1-2043	100,000	97,656
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,665
VF Corporation	3.50	9-1-2021	250,000	264,857
VF Corporation	5.95	11-1-2017	100,000	113,592
VF Corporation	6.45	11-1-2037	150,000	198,284
				821,971

Consumer Staples : 1.85%
Beverages : 0.49%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	223,877
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	54,841
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	301,926
Anheuser-Busch InBev Finance Company	0.80	1-15-2016	250,000	250,770
Anheuser-Busch InBev Finance Company	1.13	1-27-2017	550,000	553,030
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	500,000	502,575
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	484,707
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	781,805
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	288,234
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	372,423
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	1,000,000	1,003,183
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,750,000	1,703,286
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-2016	45,000	46,185
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	333,665
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-2021	30,000	32,836
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,127,741
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,028,171
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	986,470
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	604,873

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	7.75%	1-15-2019	$1,500,000	$1,831,178
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	763,565
Beam Incorporated	1.75	6-15-2018	250,000	248,554
Beam Incorporated	1.88	5-15-2017	250,000	252,589
Brown-Forman Corporation	2.25	1-15-2023	250,000	237,224
Brown-Forman Corporation	2.50	1-15-2016	100,000	102,051
Brown-Forman Corporation	3.75	1-15-2043	100,000	97,402
Coca-Cola Company	1.15	4-1-2018	500,000	495,947
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,111,253
Coca-Cola Company	1.80	9-1-2016	910,000	928,792
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,017,951
Coca-Cola Company	2.50	4-1-2023	350,000	343,065
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,063,804
Coca-Cola Company	3.20	11-1-2023	400,000	412,446
Coca-Cola Company	3.30	9-1-2021	70,000	73,757
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	101,695
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	521,269
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	110,564
Diageo Investment Corporation	2.88	5-11-2022	600,000	601,282
Diageo Investment Corporation	4.25	5-11-2042	250,000	250,001
Diageo Investment Corporation	7.45	4-15-2035	150,000	214,642
Dr Pepper Snapple Group Incorporated	2.90	1-15-2016	500,000	511,969
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	255,856
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	143,954
Fortune Brands Incorporated	5.38	1-15-2016	36,000	37,777
Molson Coors Brewing Company	5.00	5-1-2042	500,000	530,166
PepsiCo Incorporated	0.70	2-26-2016	150,000	150,380
PepsiCo Incorporated	1.25	8-13-2017	400,000	400,783
PepsiCo Incorporated	2.25	1-7-2019	350,000	357,843
PepsiCo Incorporated	2.50	5-10-2016	400,000	410,310
PepsiCo Incorporated	2.75	3-5-2022	370,000	369,924
PepsiCo Incorporated	2.75	3-1-2023	475,000	466,959
PepsiCo Incorporated	3.00	8-25-2021	250,000	257,087
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,045,115
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,045,957
PepsiCo Incorporated	3.60	8-13-2042	250,000	229,805
PepsiCo Incorporated	4.00	3-5-2042	250,000	244,708
PepsiCo Incorporated	4.25	10-22-2044	200,000	203,376
PepsiCo Incorporated	4.50	1-15-2020	200,000	223,270
PepsiCo Incorporated	4.88	11-1-2040	325,000	358,892
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,115,100
PepsiCo Incorporated	5.50	1-15-2040	300,000	354,442
PepsiCo Incorporated	7.90	11-1-2018	500,000	613,293
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	826,328
				31,612,923

Food & Staples Retailing : 0.54%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	997,450
Costco Wholesale Corporation	1.70	12-15-2019	500,000	492,967
Costco Wholesale Corporation	5.50	3-15-2017	400,000	441,094
CVS Caremark Corporation	2.25	12-5-2018	278,000	282,137
CVS Caremark Corporation	2.75	12-1-2022	500,000	489,445
CVS Caremark Corporation	3.38	8-12-2024	800,000	805,295
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,058,519
CVS Caremark Corporation	4.75	5-18-2020	250,000	282,169
CVS Caremark Corporation	5.30	12-5-2043	300,000	354,611
CVS Caremark Corporation	5.75	6-1-2017	400,000	443,436
CVS Caremark Corporation	5.75	5-15-2041	300,000	368,331
CVS Caremark Corporation	6.13	8-15-2016	250,000	271,526
CVS Caremark Corporation	6.25	6-1-2027	515,000	644,767
Delhaize America Incorporated	9.00	4-15-2031	500,000	687,346
Safeway Incorporated	4.75	12-1-2021	500,000	509,006
Safeway Incorporated	5.00	8-15-2019	750,000	775,302
Safeway Incorporated	7.25	2-1-2031	75,000	74,762
Sysco Corporation	3.50	10-2-2024	2,500,000	2,571,285
Sysco Corporation	5.25	2-12-2018	300,000	334,130
Sysco Corporation	6.63	3-17-2039	200,000	276,893

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing (continued)
The Kroger Company	1.20%	10-17-2016	$200,000	$200,173
The Kroger Company	2.20	1-15-2017	200,000	203,994
The Kroger Company	2.30	1-15-2019	200,000	201,075
The Kroger Company	3.30	1-15-2021	500,000	512,631
The Kroger Company	3.40	4-15-2022	250,000	254,896
The Kroger Company	3.85	8-1-2023	250,000	259,416
The Kroger Company	5.00	4-15-2042	250,000	268,553
The Kroger Company	5.15	8-1-2043	150,000	166,115
The Kroger Company	6.15	1-15-2020	800,000	938,141
The Kroger Company	6.90	4-15-2038	300,000	392,986
The Kroger Company	7.50	4-1-2031	75,000	100,504
Wal-Mart Stores Incorporated	1.13	4-11-2018	1,000,000	994,756
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	738,704
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	791,597
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,180,604
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	406,756
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	553,279
Wal-Mart Stores Incorporated	4.30	4-22-2044	500,000	537,194
Wal-Mart Stores Incorporated	4.75	10-2-2043	500,000	567,822
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	969,207
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	582,845
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,132,746
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	754,340
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,000,000	1,268,994
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	800,537
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	128,235
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,321,000
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,362,344
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	723,713
Walgreen Company	1.80	9-15-2017	400,000	402,920
Walgreen Company	3.10	9-15-2022	1,000,000	997,722
Walgreen Company	4.40	9-15-2042	500,000	497,601
Walgreen Company	5.25	1-15-2019	250,000	279,428
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	300,000	303,703
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	1,000,000	1,023,009
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	1,000,000	1,055,455
				35,033,466

Food Products : 0.43%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	825,455
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	592,163
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	270,353
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	420,361
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	112,589
Campbell Soup Company	2.50	8-2-2022	121,000	116,016
Campbell Soup Company	4.50	2-15-2019	285,000	309,599
ConAgra Foods Incorporated	1.90	1-25-2018	625,000	622,908
ConAgra Foods Incorporated	3.20	1-25-2023	1,000,000	983,555
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	492,779
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	354,913
ConAgra Foods Incorporated	6.63	8-15-2039	200,000	248,764
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	596,164
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	172,371
General Mills Incorporated	0.88	1-29-2016	80,000	80,204
General Mills Incorporated	3.65	2-15-2024	250,000	258,864
General Mills Incorporated	5.40	6-15-2040	345,000	397,724
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,143,696
General Mills Incorporated	5.70	2-15-2017	100,000	109,991
Hershey Company	2.63	5-1-2023	100,000	98,601
Hershey Company	4.13	12-1-2020	500,000	549,058
Hormel Foods Corporation	4.13	4-15-2021	100,000	109,552
Ingredion Incorporated	1.80	9-25-2017	150,000	150,807
Ingredion Incorporated	4.63	11-1-2020	300,000	324,024
J.M. Smucker Company	3.50	10-15-2021	300,000	313,770
Kellogg Company	1.88	11-17-2016	500,000	510,085
Kellogg Company	3.25	5-21-2018	65,000	68,075
Kellogg Company	4.00	12-15-2020	221,000	239,070
Kellogg Company	4.15	11-15-2019	300,000	326,903

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Kellogg Company	4.45%	5-30-2016	$300,000	$315,639
Kellogg Company Series B	7.45	4-1-2031	350,000	469,940
Kraft Foods Group Incorporated	2.25	6-5-2017	500,000	510,169
Kraft Foods Group Incorporated	3.50	6-6-2022	1,350,000	1,395,739
Kraft Foods Group Incorporated	4.13	2-9-2016	1,500,000	1,556,925
Kraft Foods Group Incorporated	5.00	6-4-2042	1,250,000	1,355,349
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,427,653
Kraft Foods Group Incorporated	6.13	8-23-2018	375,000	434,456
Kraft Foods Group Incorporated	6.13	8-23-2018	1,000,000	1,149,546
Kraft Foods Group Incorporated	6.50	8-11-2017	250,000	281,873
Kraft Foods Group Incorporated	6.50	11-1-2031	384,000	499,596
Kraft Foods Group Incorporated	6.50	2-9-2040	593,000	775,974
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	632,894
Kraft Foods Group Incorporated	6.88	2-1-2038	600,000	794,459
Kraft Foods Group Incorporated	6.88	1-26-2039	100,000	133,530
McCormick & Company	3.50	9-1-2023	179,000	187,565
McCormick & Company	3.90	7-15-2021	75,000	81,047
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	277,806
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	122,423
Mondelez International	4.00	2-1-2024	700,000	734,647
Sara Lee Corporation	4.10	9-15-2020	266,000	275,689
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	1,033,258
Tyson Foods Incorporated	4.50	6-15-2022	500,000	542,866
Tyson Foods Incorporated	4.88	8-15-2034	250,000	270,014
Unilever Capital Corporation	0.85	8-2-2017	500,000	496,585
Unilever Capital Corporation	2.75	2-10-2016	300,000	308,079
Unilever Capital Corporation	4.25	2-10-2021	300,000	333,860
Unilever Capital Corporation	4.80	2-15-2019	350,000	391,564
Unilever Capital Corporation	5.90	11-15-2032	300,000	407,084
				27,994,643

Household Products : 0.13%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	105,645
Clorox Company	3.05	9-15-2022	161,000	161,308
Clorox Company	5.95	10-15-2017	90,000	101,450
Colgate-Palmolive Company	1.95	2-1-2023	500,000	474,056
Colgate-Palmolive Company	2.30	5-3-2022	500,000	493,887
Colgate-Palmolive Company	2.95	11-1-2020	200,000	208,772
Colgate-Palmolive Company	5.20	11-7-2016	100,000	108,848
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	145,810
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	800,442
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	296,909
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	225,939
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	280,931
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	121,304
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,014,302
Procter & Gamble Company	3.10	8-15-2023	375,000	384,418
Procter & Gamble Company	4.70	2-15-2019	1,500,000	1,680,009
Procter & Gamble Company	4.85	12-15-2015	500,000	522,367
Procter & Gamble Company	5.50	2-1-2034	350,000	439,352
Procter & Gamble Company	5.55	3-5-2037	500,000	632,367
Procter & Gamble Company	5.80	8-15-2034	100,000	131,521
				8,329,637

Personal Products : 0.00%
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	249,714

Tobacco : 0.26%
Altria Group Incorporated	2.63	1-14-2020	400,000	402,713
Altria Group Incorporated	2.85	8-9-2022	750,000	730,088
Altria Group Incorporated	4.00	1-31-2024	89,000	92,793
Altria Group Incorporated	4.25	8-9-2042	500,000	474,997
Altria Group Incorporated	4.50	5-2-2043	250,000	246,056
Altria Group Incorporated	4.75	5-5-2021	500,000	554,988
Altria Group Incorporated	5.38	1-31-2044	1,250,000	1,398,140

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
Altria Group Incorporated	9.25%	8-6-2019	$1,000,000	$1,294,984
Altria Group Incorporated	9.70	11-10-2018	355,000	456,094
Altria Group Incorporated	9.95	11-10-2038	226,000	388,268
Altria Group Incorporated	10.20	2-6-2039	161,000	278,699
Lorillard Tobacco Company	2.30	8-21-2017	100,000	101,210
Lorillard Tobacco Company	3.50	8-4-2016	45,000	46,551
Lorillard Tobacco Company	3.75	5-20-2023	500,000	496,491
Lorillard Tobacco Company	6.88	5-1-2020	250,000	297,358
Lorillard Tobacco Company	8.13	6-23-2019	155,000	190,253
Lorillard Tobacco Company	8.13	5-1-2040	250,000	347,530
Philip Morris International Incorporated	1.63	3-20-2017	500,000	505,870
Philip Morris International Incorporated	1.88	1-15-2019	250,000	250,442
Philip Morris International Incorporated	2.50	5-16-2016	500,000	513,037
Philip Morris International Incorporated	2.50	8-22-2022	250,000	243,923
Philip Morris International Incorporated	2.63	3-6-2023	175,000	170,317
Philip Morris International Incorporated	3.25	11-10-2024	300,000	301,751
Philip Morris International Incorporated	3.88	8-21-2042	250,000	234,231
Philip Morris International Incorporated	4.13	3-4-2043	300,000	292,893
Philip Morris International Incorporated	4.25	11-10-2044	300,000	298,491
Philip Morris International Incorporated	4.38	11-15-2041	500,000	505,954
Philip Morris International Incorporated	4.50	3-26-2020	750,000	834,646
Philip Morris International Incorporated	4.50	3-20-2042	500,000	514,738
Philip Morris International Incorporated	5.65	5-16-2018	1,500,000	1,701,092
Philip Morris International Incorporated	6.38	5-16-2038	600,000	771,235
Reynolds American Incorporated	4.75	11-1-2042	250,000	242,844
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,618,607
Reynolds American Incorporated	6.15	9-15-2043	125,000	145,212
Reynolds American Incorporated	7.25	6-15-2037	200,000	251,252
				17,193,748

Energy : 1.71%
Energy Equipment & Services : 0.12%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	553,898
Baker Hughes Incorporated	6.88	1-15-2029	250,000	329,086
Baker Hughes Incorporated	7.50	11-15-2018	375,000	450,894
Cameron International Corporation	1.15	12-15-2016	312,000	310,734
Cameron International Corporation	4.00	12-15-2023	400,000	420,542
Cameron International Corporation	4.50	6-1-2021	200,000	212,451
Cameron International Corporation	5.13	12-15-2043	187,000	194,018
Cameron International Corporation	5.95	6-1-2041	100,000	116,311
Cameron International Corporation	7.00	7-15-2038	100,000	128,359
Diamond Offshore Drilling Incorporated «	4.88	11-1-2043	300,000	257,576
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	288,431
Diamond Offshore Drilling Incorporated «	5.88	5-1-2019	365,000	378,514
FMC Technologies Incorporated	3.45	10-1-2022	100,000	98,159
Halliburton Company	2.00	8-1-2018	500,000	501,891
Halliburton Company	3.25	11-15-2021	200,000	206,421
Halliburton Company	3.50	8-1-2023	500,000	510,880
Halliburton Company	4.50	11-15-2041	250,000	248,648
Halliburton Company	4.75	8-1-2043	250,000	260,938
Halliburton Company	6.15	9-15-2019	350,000	409,555
Halliburton Company	7.45	9-15-2039	650,000	899,231
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	961,548
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	378,594
				8,116,679

Oil, Gas & Consumable Fuels : 1.59%
Amerada Hess Corporation	7.13	3-15-2033	500,000	648,335
Anadarko Petroleum Corporation	3.45	7-15-2024	250,000	245,514
Anadarko Petroleum Corporation	4.50	7-15-2044	500,000	486,034
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	648,091
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	352,526
Anadarko Petroleum Corporation	6.38	9-15-2017	1,000,000	1,123,599
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	1,038,157
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	563,882

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corporation	3.25%	4-15-2022	$362,000	$364,343
Apache Corporation	3.63	2-1-2021	500,000	520,655
Apache Corporation	4.25	1-15-2044	250,000	225,290
Apache Corporation	4.75	4-15-2043	1,000,000	965,227
Apache Corporation	5.10	9-1-2040	575,000	587,024
Apache Corporation	5.25	2-1-2042	100,000	104,481
Apache Corporation	5.63	1-15-2017	380,000	413,148
Apache Corporation	6.00	1-15-2037	500,000	568,615
BJ Services Company	6.00	6-1-2018	150,000	169,990
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	93,349
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	163,908
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	106,851
Buckeye Partners LP	4.15	7-1-2023	250,000	248,074
Buckeye Partners LP	4.88	2-1-2021	560,000	600,990
Buckeye Partners LP	5.50	8-15-2019	150,000	166,355
Buckeye Partners LP	5.85	11-15-2043	200,000	206,840
Buckeye Partners LP	6.05	1-15-2018	100,000	111,540
Chevron Corporation	1.10	12-5-2017	1,000,000	996,562
Chevron Corporation	1.72	6-24-2018	2,000,000	2,015,046
Chevron Corporation	2.19	11-15-2019	100,000	100,844
Chevron Corporation	2.36	12-5-2022	750,000	729,750
Chevron Corporation	3.19	6-24-2023	1,000,000	1,028,608
Chevron Corporation	4.95	3-3-2019	500,000	563,930
ConocoPhillips Company	1.05	12-15-2017	250,000	247,330
ConocoPhillips Company	2.40	12-15-2022	500,000	484,197
ConocoPhillips Company	2.88	11-15-2021	500,000	503,653
ConocoPhillips Company	3.35	11-15-2024	750,000	761,657
ConocoPhillips Company	4.30	11-15-2044	300,000	309,165
ConocoPhillips Company	5.20	5-15-2018	250,000	279,464
ConocoPhillips Company	5.75	2-1-2019	1,250,000	1,438,381
ConocoPhillips Company	5.90	10-15-2032	250,000	312,127
ConocoPhillips Company	5.90	5-15-2038	100,000	124,687
ConocoPhillips Company	6.00	1-15-2020	750,000	881,225
ConocoPhillips Company	6.50	2-1-2039	1,200,000	1,600,274
ConocoPhillips Company	6.95	4-15-2029	800,000	1,077,735
Continental Resources Company	4.50	4-15-2023	2,000,000	2,042,588
DCP Midstream Operating Company	2.70	4-1-2019	500,000	498,874
DCP Midstream Operating Company	3.88	3-15-2023	400,000	394,466
DCP Midstream Operating Company	5.60	4-1-2044	250,000	267,112
Devon Energy Corporation	3.25	5-15-2022	500,000	501,195
Devon Energy Corporation	4.00	7-15-2021	200,000	208,942
Devon Energy Corporation	4.75	5-15-2042	500,000	507,639
Devon Energy Corporation	5.60	7-15-2041	200,000	226,746
Devon Energy Corporation	6.30	1-15-2019	600,000	693,133
Devon Energy Corporation	7.95	4-15-2032	500,000	692,146
Dominion Gas Holdings LLC	4.80	11-1-2043	500,000	536,815
El Paso Natural Gas Company	5.95	4-15-2017	150,000	164,529
El Paso Natural Gas Company	8.38	6-15-2032	650,000	862,952
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	90,632
Enable Midstream Partners LP 144A	3.90	5-15-2024	1,000,000	998,199
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	424,087
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	209,917
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	70,889
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	228,593
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	352,099
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	161,574
Energy Transfer Partners LP	3.60	2-1-2023	300,000	293,487
Energy Transfer Partners LP	4.15	10-1-2020	300,000	314,172
Energy Transfer Partners LP	4.65	6-1-2021	100,000	106,194
Energy Transfer Partners LP	4.90	2-1-2024	300,000	318,158
Energy Transfer Partners LP	5.15	2-1-2043	200,000	198,521
Energy Transfer Partners LP	5.20	2-1-2022	500,000	546,873
Energy Transfer Partners LP	5.95	10-1-2043	200,000	217,700
Energy Transfer Partners LP	6.05	6-1-2041	300,000	324,866
Energy Transfer Partners LP	6.13	2-15-2017	55,000	60,381
Energy Transfer Partners LP	6.50	2-1-2042	500,000	571,782
Energy Transfer Partners LP	6.63	10-15-2036	230,000	265,889
Energy Transfer Partners LP	6.70	7-1-2018	100,000	114,582

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	7.50%	7-1-2038	$100,000	$123,483
Energy Transfer Partners LP	8.25	11-15-2029	125,000	179,569
Energy Transfer Partners LP	9.00	4-15-2019	1,000,000	1,260,507
Eni Lasmo plc	7.30	11-15-2027	200,000	266,854
Enlink Midstream Partners LP	2.70	4-1-2019	250,000	252,150
Enlink Midstream Partners LP	4.40	4-1-2024	250,000	261,369
Enlink Midstream Partners LP	5.60	4-1-2044	250,000	271,552
Enterprise Products Operating LLC	2.55	10-15-2019	500,000	501,228
Enterprise Products Operating LLC	3.20	2-1-2016	100,000	102,776
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	849,192
Enterprise Products Operating LLC	3.75	2-15-2025	500,000	509,062
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	310,837
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	265,000
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	245,652
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	419,135
Enterprise Products Operating LLC	5.10	2-15-2045	500,000	540,676
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	563,102
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	788,981
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	232,902
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	120,760
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,201,833
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	452,334
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	288,365
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	136,280
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	525,066
EOG Resources Incorporated	2.63	3-15-2023	450,000	435,351
EOG Resources Incorporated	4.10	2-1-2021	200,000	214,933
EOG Resources Incorporated	4.40	6-1-2020	300,000	328,446
EOG Resources Incorporated	5.63	6-1-2019	75,000	86,317
EOG Resources Incorporated	6.88	10-1-2018	400,000	475,081
EQT Corporation	4.88	11-15-2021	300,000	325,825
EQT Corporation	8.13	6-1-2019	325,000	398,071
Equitable Resources Incorporated	6.50	4-1-2018	100,000	113,377
Exxon Mobil Corporation	0.92	3-15-2017	500,000	500,519
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	1,008,042
Exxon Mobil Corporation	3.18	3-15-2024	500,000	521,708
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	200,867
Hess Corporation	5.60	2-15-2041	300,000	331,258
Hess Corporation	6.00	1-15-2040	350,000	397,014
Hess Corporation	7.30	8-15-2031	384,000	488,249
Hess Corporation	7.88	10-1-2029	280,000	373,679
Hess Corporation	8.13	2-15-2019	500,000	606,213
Kerr-McGee Corporation	6.95	7-1-2024	200,000	247,584
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	241,089
Kinder Morgan Energy Partners LP	3.50	3-1-2016	500,000	514,012
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	300,301
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	240,971
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	377,592
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	236,386
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	215,158
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	137,643
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	303,456
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,116,495
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	106,419
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	556,545
Kinder Morgan Energy Partners LP	6.00	2-1-2017	1,000,000	1,091,040
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	551,445
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	838,115
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	583,282
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	219,686
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	115,226
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	677,846
Marathon Oil Corporation	2.80	11-1-2022	600,000	572,275
Marathon Oil Corporation	6.00	10-1-2017	625,000	700,670
Marathon Oil Corporation	6.60	10-1-2037	450,000	550,844
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	570,798
Marathon Petroleum Corporation	3.63	9-15-2024	500,000	495,996
Marathon Petroleum Corporation	4.75	9-15-2044	500,000	482,212
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	38,605

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corporation	6.50%	3-1-2041	$545,000	$645,791
Murphy Oil Corporation	2.50	12-1-2017	500,000	506,563
Murphy Oil Corporation	5.13	12-1-2042	250,000	238,476
Murphy Oil Corporation	7.05	5-1-2029	200,000	238,963
Nabors Industries Incorporated	5.00	9-15-2020	300,000	317,637
Nabors Industries Incorporated	6.15	2-15-2018	500,000	558,219
Nabors Industries Incorporated	9.25	1-15-2019	500,000	614,691
Nextera Energy Capital	4.50	6-1-2021	200,000	219,491
Noble Energy Incorporated	3.90	11-15-2024	300,000	301,893
Noble Energy Incorporated	4.15	12-15-2021	500,000	527,352
Noble Energy Incorporated	5.05	11-15-2044	500,000	504,183
Noble Energy Incorporated	6.00	3-1-2041	565,000	645,239
Noble Energy Incorporated	8.25	3-1-2019	350,000	429,592
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	192,069
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	248,852
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	507,088
Occidental Petroleum Corporation	2.50	2-1-2016	100,000	102,010
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	483,389
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	498,618
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	496,277
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	418,051
ONEOK Partners LP	3.20	9-15-2018	125,000	129,097
ONEOK Partners LP	3.38	10-1-2022	1,000,000	966,298
ONEOK Partners LP	6.13	2-1-2041	500,000	563,524
ONEOK Partners LP	6.15	10-1-2016	200,000	217,259
ONEOK Partners LP	6.20	9-15-2043	179,000	208,235
ONEOK Partners LP	6.85	10-15-2037	500,000	603,491
ONEOK Partners LP	8.63	3-1-2019	350,000	432,136
Phillips 66	2.95	5-1-2017	1,000,000	1,035,629
Phillips 66	4.30	4-1-2022	1,000,000	1,069,772
Phillips 66	4.65	11-15-2034	200,000	205,434
Phillips 66	4.88	11-15-2044	200,000	204,264
Phillips 66	5.88	5-1-2042	750,000	865,874
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,011,308
Plains All American Pipeline LP	3.60	11-1-2024	300,000	300,274
Plains All American Pipeline LP	3.65	6-1-2022	500,000	512,091
Plains All American Pipeline LP	3.85	10-15-2023	500,000	511,881
Plains All American Pipeline LP	5.00	2-1-2021	200,000	223,500
Plains All American Pipeline LP	5.15	6-1-2042	500,000	528,687
Plains All American Pipeline LP	6.50	5-1-2018	150,000	172,548
Plains All American Pipeline LP	6.65	1-15-2037	200,000	250,075
Plains All American Pipeline LP	8.75	5-1-2019	400,000	504,167
Rowan Companies Incorporated	4.75	1-15-2024	200,000	198,054
Rowan Companies Incorporated	5.40	12-1-2042	150,000	139,787
Rowan Companies Incorporated	5.85	1-15-2044	200,000	197,374
Rowan Companies Incorporated	7.88	8-1-2019	300,000	359,687
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,034,527
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	547,706
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	1,014,252
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	191,960
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	109,722
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	129,896
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	124,140
Spectra Energy Partners LP	2.95	9-25-2018	500,000	515,884
Spectra Energy Partners LP	4.75	3-15-2024	350,000	379,318
Sunoco Logistics Partners LP	3.45	1-15-2023	200,000	196,892
Sunoco Logistics Partners LP	4.95	1-15-2043	150,000	145,999
Sunoco Logistics Partners LP	5.30	4-1-2044	500,000	513,461
Sunoco Logistics Partners LP	5.35	5-15-2045	200,000	206,696
Sunoco Logistics Partners LP	6.85	2-15-2040	250,000	295,707
TC Pipelines LP	4.65	6-15-2021	300,000	321,917
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	307,424
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	436,839
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	118,860
Valero Energy Corporation	6.13	6-15-2017	500,000	554,355
Valero Energy Corporation	6.13	2-1-2020	65,000	75,012
Valero Energy Corporation	6.63	6-15-2037	1,000,000	1,219,742
Valero Energy Corporation	7.50	4-15-2032	300,000	385,128

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	9.38%	3-15-2019	$250,000	$314,972
Western Gas Partners LP	4.00	7-1-2022	400,000	409,510
Western Gas Partners LP	5.45	4-1-2044	500,000	544,241
Williams Companies Incorporated	3.70	1-15-2023	500,000	471,316
Williams Companies Incorporated	4.55	6-24-2024	650,000	643,886
Williams Companies Incorporated	7.88	9-1-2021	200,000	240,252
Williams Companies Incorporated	8.75	3-15-2032	275,000	339,297
Williams Partners LP	3.35	8-15-2022	250,000	242,659
Williams Partners LP	4.13	11-15-2020	300,000	314,921
Williams Partners LP	4.30	3-4-2024	500,000	516,454
Williams Partners LP	4.50	11-15-2023	400,000	422,536
Williams Partners LP	5.25	3-15-2020	640,000	709,842
Williams Partners LP	5.80	11-15-2043	1,000,000	1,102,075
Williams Partners LP	6.30	4-15-2040	390,000	448,836
XTO Energy Incorporated	6.50	12-15-2018	500,000	593,598
				103,443,213

Financials : 6.91%
Banks : 2.00%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	100,785
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,103,813
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	39,298
Bank of America Corporation	2.65	4-1-2019	2,500,000	2,537,865
Bank of America Corporation	1.25	1-11-2016	500,000	501,986
Bank of America Corporation	1.70	8-25-2017	500,000	501,514
Bank of America Corporation	2.00	1-11-2018	750,000	755,636
Bank of America Corporation	2.60	1-15-2019	554,000	562,230
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,603,610
Bank of America Corporation	3.63	3-17-2016	2,000,000	2,066,966
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,084,148
Bank of America Corporation	4.00	4-1-2024	2,500,000	2,618,383
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,313,315
Bank of America Corporation	4.20	8-26-2024	1,700,000	1,737,732
Bank of America Corporation	5.00	1-21-2044	950,000	1,043,900
Bank of America Corporation	5.25	12-1-2015	500,000	521,062
Bank of America Corporation	5.30	3-15-2017	275,000	297,841
Bank of America Corporation	5.49	3-15-2019	250,000	278,774
Bank of America Corporation	5.63	10-14-2016	100,000	107,922
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,721,552
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,329,674
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,670,537
Bank of America Corporation	5.88	1-5-2021	500,000	581,624
Bank of America Corporation	5.88	2-7-2042	500,000	621,767
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,114,483
Bank of America Corporation	6.00	10-15-2036	800,000	991,501
Bank of America Corporation	6.05	5-16-2016	1,500,000	1,601,231
Bank of America Corporation	6.50	8-1-2016	1,850,000	2,008,885
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,045,038
Bank One Corporation	7.63	10-15-2026	240,000	318,545
Bank One Corporation	8.00	4-29-2027	550,000	751,556
Branch Banking & Trust Corporation	1.35	10-1-2017	1,200,000	1,204,976
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	510,362
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	509,285
Branch Banking & Trust Corporation	3.20	3-15-2016	600,000	617,472
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	409,458
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	365,362
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	527,533
Branch Banking & Trust Corporation	5.20	12-23-2015	500,000	522,735
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	107,976
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	598,553
Capital One NA	2.40	9-5-2019	500,000	500,434
Citigroup Incorporated	1.25	1-15-2016	750,000	753,134
Citigroup Incorporated	1.35	3-10-2017	2,000,000	1,999,728
Citigroup Incorporated	1.55	8-14-2017	1,100,000	1,099,968
Citigroup Incorporated	1.75	5-1-2018	100,000	99,642
Citigroup Incorporated	2.50	9-26-2018	400,000	407,450
Citigroup Incorporated	2.50	7-29-2019	1,000,000	1,008,764

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup Incorporated	3.38%	3-1-2023	$632,000	$640,269
Citigroup Incorporated	3.50	5-15-2023	500,000	492,694
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,596,049
Citigroup Incorporated	3.88	10-25-2023	850,000	885,534
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,043,212
Citigroup Incorporated	4.05	7-30-2022	400,000	416,625
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,641,845
Citigroup Incorporated	4.59	12-15-2015	35,000	36,303
Citigroup Incorporated	4.95	11-7-2043	200,000	223,900
Citigroup Incorporated	5.38	8-9-2020	500,000	572,420
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,084,840
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,119,728
Citigroup Incorporated	5.88	2-22-2033	500,000	571,351
Citigroup Incorporated	5.88	1-30-2042	500,000	622,652
Citigroup Incorporated	6.00	8-15-2017	100,000	111,591
Citigroup Incorporated	6.00	10-31-2033	725,000	842,404
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,126,684
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,414,039
Citigroup Incorporated	6.13	8-25-2036	500,000	593,273
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,763,076
Citigroup Incorporated	8.13	7-15-2039	855,000	1,303,188
Citigroup Incorporated	8.50	5-22-2019	900,000	1,135,267
City National Corporation	5.25	9-15-2020	200,000	224,849
Comerica Bank	5.75	11-21-2016	500,000	545,284
Comerica Incorporated	3.80	7-22-2026	250,000	253,455
Commonwealth Bank of Australia (New York)	1.13	3-13-2017	1,000,000	1,001,436
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	254,023
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,009,987
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	500,000	513,234
Compass Bank	2.75	9-29-2019	250,000	252,662
Compass Bank	6.40	10-1-2017	250,000	274,911
Discover Bank	3.20	8-9-2021	500,000	504,407
Discover Bank	4.20	8-8-2023	500,000	524,351
Discover Bank	4.25	3-13-2026	250,000	259,699
Fifth Third Bancorp	1.15	11-18-2016	350,000	351,335
Fifth Third Bancorp	2.30	3-1-2019	1,000,000	1,008,318
Fifth Third Bancorp	3.63	1-25-2016	500,000	515,574
Fifth Third Bancorp	4.30	1-16-2024	500,000	524,315
Fifth Third Bancorp	5.45	1-15-2017	500,000	540,433
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,141,451
Fifth Third Bank	2.88	10-1-2021	300,000	300,974
First Horizon National Corporation	5.38	12-15-2015	500,000	521,039
HSBC Bank USA NA	1.63	1-16-2018	1,000,000	1,003,180
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,911,480
HSBC Bank USA NA	4.88	8-24-2020	800,000	890,344
HSBC Bank USA NA	5.00	9-27-2020	500,000	552,848
HSBC Bank USA NA	5.63	8-15-2035	225,000	272,201
HSBC Bank USA NA	7.00	1-15-2039	500,000	706,175
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	254,245
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	30,168
Huntington National Bank	1.30	11-20-2016	265,000	265,626
KeyBank NA	1.10	11-25-2016	300,000	300,208
KeyBank NA	1.65	2-1-2018	400,000	400,795
KeyBank NA	5.45	3-3-2016	500,000	528,742
KeyCorp	2.30	12-13-2018	300,000	302,544
KeyCorp	5.10	3-24-2021	500,000	563,507
Manufacturers & Traders Trust Company	1.25	1-30-2017	355,000	356,102
Manufacturers & Traders Trust Company	1.40	7-25-2017	300,000	300,973
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	856,620
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	571,740
MUFG Capital Finance 1 Limited ±	6.35	7-29-2049	1,000,000	1,068,500
National Australia Bank Limited	0.90	1-20-2016	500,000	502,235
National Australia Bank Limited	1.30	7-25-2016	250,000	252,271
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,035,326
National Australia Bank Limited	3.00	1-20-2023	350,000	349,771
PNC Bank NA	1.13	1-27-2017	500,000	501,678
PNC Bank NA	1.50	10-18-2017	500,000	502,655
PNC Bank NA	2.25	7-2-2019	750,000	755,122

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
PNC Bank NA	2.70%	11-1-2022	$350,000	$338,975
PNC Bank NA	2.95	1-30-2023	300,000	295,646
PNC Bank NA	3.30	10-30-2024	500,000	506,598
PNC Bank NA	3.80	7-25-2023	300,000	311,495
PNC Bank NA	4.20	11-1-2025	1,500,000	1,600,728
PNC Bank NA	6.00	12-7-2017	500,000	563,041
PNC Bank NA	6.88	4-1-2018	175,000	203,371
Rabobank Nederland NV	2.25	1-14-2019	500,000	508,442
Regions Financial Corporation	2.00	5-15-2018	300,000	298,561
Santander Holdings USA	4.63	4-19-2016	500,000	523,938
Sovereign Bank	8.75	5-30-2018	250,000	300,588
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	259,553
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	841,488
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	578,807
SVB Financial Group	5.38	9-15-2020	160,000	181,575
Union Bank NA	2.13	6-16-2017	250,000	254,181
Union Bank NA	2.63	9-26-2018	500,000	511,085
Union Bank NA	5.95	5-11-2016	450,000	481,179
UnionBanCal Corporation	3.50	6-18-2022	200,000	206,938
US Bancorp NA	2.95	7-15-2022	575,000	571,386
US Bancorp NA	1.95	11-15-2018	250,000	252,329
US Bancorp NA	2.20	4-25-2019	1,000,000	1,010,698
US Bancorp NA	3.00	3-15-2022	500,000	508,673
US Bancorp NA	3.44	2-1-2016	500,000	514,156
US Bancorp NA	3.60	9-11-2024	500,000	509,935
US Bancorp NA	4.13	5-24-2021	1,000,000	1,092,656
US Bank NA	1.10	1-30-2017	1,000,000	1,003,057
US Bank NA	1.38	9-11-2017	500,000	501,772
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,265,046
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	814,403
Wachovia Corporation (l)	5.50	8-1-2035	700,000	814,429
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,300,783
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,113,323
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,130,046
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,259,235
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,001,817
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,032,770
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	754,626
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,045,505
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,043,853
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,027,009
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,052,795
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,388,579
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,130,186
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,167,642
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,680,908
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	443,239
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	508,750
				130,275,537

Capital Markets : 1.27%
AGL Capital Corporation	4.40	6-1-2043	200,000	209,323
AGL Capital Corporation	5.88	3-15-2041	570,000	713,652
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	529,947
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	343,397
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	79,040
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	338,930
Ares Capital Corporation	3.88	1-15-2020	400,000	401,702
Ares Capital Corporation	4.88	11-30-2018	100,000	105,634
Bank of New York Mellon Corporation	0.70	3-4-2016	200,000	200,435
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	348,002
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	302,318
Bank of New York Mellon Corporation	2.30	7-28-2016	1,500,000	1,539,414
Bank of New York Mellon Corporation	2.50	1-15-2016	500,000	511,104
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,026,460
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	628,412
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	266,568
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	108,871

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Bank of New York Mellon Corporation	5.45%	5-15-2019	$1,000,000	$1,147,097
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,115,482
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	701,267
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,749,554
BlackRock Incorporated	3.38	6-1-2022	500,000	518,533
BlackRock Incorporated	4.25	5-24-2021	500,000	550,349
BlackRock Incorporated	5.00	12-10-2019	250,000	285,070
BlackRock Incorporated	6.25	9-15-2017	350,000	396,522
Charles Schwab Corporation	2.20	7-25-2018	150,000	152,946
Charles Schwab Corporation	3.23	9-1-2022	425,000	434,170
Charles Schwab Corporation	4.45	7-22-2020	200,000	222,547
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	528,371
Eaton Vance Corporation	3.63	6-15-2023	100,000	102,229
Eaton Vance Corporation	6.50	10-2-2017	30,000	33,964
Franklin Resources Incorporated	2.80	9-15-2022	300,000	297,858
Franklin Resources Incorporated	4.63	5-20-2020	250,000	279,545
FS Investment Corporation	4.00	7-15-2019	250,000	251,826
Goldman Sachs Group Incorporated	2.38	1-22-2018	2,750,000	2,801,348
Goldman Sachs Group Incorporated	3.63	2-7-2016	2,000,000	2,062,422
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,500,000	1,524,707
Goldman Sachs Group Incorporated	3.85	7-8-2024	1,000,000	1,025,873
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,050,063
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,241,953
Goldman Sachs Group Incorporated	5.35	1-15-2016	425,000	445,996
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,693,113
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	541,445
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,318,678
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,245,222
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,237,209
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,159,628
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,229,418
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,983,230
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,400,371
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,500,000	1,886,298
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,202,599
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,925,000	2,389,541
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,559,280
Jefferies Group Incorporated	5.13	1-20-2023	1,000,000	1,075,745
Jefferies Group Incorporated	6.25	1-15-2036	150,000	158,469
Jefferies Group Incorporated	6.45	6-8-2027	150,000	169,944
Jefferies Group Incorporated	6.50	1-20-2043	250,000	280,132
Jefferies Group Incorporated	6.88	4-15-2021	150,000	174,126
Jefferies Group Incorporated	8.50	7-15-2019	700,000	859,159
Lazard Group LLC	6.85	6-15-2017	500,000	562,374
Legg Mason Incorporated	5.63	1-15-2044	600,000	683,372
Morgan Stanley	1.75	2-25-2016	500,000	505,157
Morgan Stanley	2.13	4-25-2018	943,000	948,012
Morgan Stanley	2.38	7-23-2019	1,000,000	999,328
Morgan Stanley	2.50	1-24-2019	1,000,000	1,012,591
Morgan Stanley	3.70	10-23-2024	1,000,000	1,017,174
Morgan Stanley	3.75	2-25-2023	1,175,000	1,210,406
Morgan Stanley	3.88	4-29-2024	1,000,000	1,032,014
Morgan Stanley	4.10	5-22-2023	750,000	765,545
Morgan Stanley	4.35	9-8-2026	1,250,000	1,269,778
Morgan Stanley	4.75	3-22-2017	1,000,000	1,074,432
Morgan Stanley	4.88	11-1-2022	906,000	978,551
Morgan Stanley	5.00	11-24-2025	750,000	806,915
Morgan Stanley	5.45	1-9-2017	1,000,000	1,084,577
Morgan Stanley	5.50	1-26-2020	1,000,000	1,134,961
Morgan Stanley	5.50	7-24-2020	500,000	568,860
Morgan Stanley	5.50	7-28-2021	1,570,000	1,802,732
Morgan Stanley	5.55	4-27-2017	850,000	930,611
Morgan Stanley	5.63	9-23-2019	2,000,000	2,281,128
Morgan Stanley	5.75	10-18-2016	1,500,000	1,623,866
Morgan Stanley	5.75	1-25-2021	1,250,000	1,443,216
Morgan Stanley	6.25	8-9-2026	300,000	364,597
Morgan Stanley	6.38	7-24-2042	1,000,000	1,308,243
Morgan Stanley	6.63	4-1-2018	2,500,000	2,877,203

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Morgan Stanley	7.25%	4-1-2032	$470,000	$644,124
Morgan Stanley	7.30	5-13-2019	400,000	480,840
Northern Trust Corporation	3.45	11-4-2020	500,000	533,644
Northern Trust Corporation	3.95	10-30-2025	250,000	262,374
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	104,131
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	125,520
Stifel Financial Corporation	4.25	7-18-2024	200,000	204,713
TD Ameritrade Holding Corporation	3.63	4-1-2025	200,000	202,829
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	231,074
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,583,688
				82,795,088

Consumer Finance : 0.87%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	386,796
American Express Centurion Bank	6.00	9-13-2017	500,000	561,549
American Express Company	1.55	5-22-2018	375,000	372,422
American Express Company	2.65	12-2-2022	575,000	563,886
American Express Company	4.05	12-3-2042	905,000	887,917
American Express Company	5.50	9-12-2016	500,000	539,660
American Express Company ±	6.80	9-1-2066	200,000	211,500
American Express Company	7.00	3-19-2018	800,000	934,134
American Express Company	8.13	5-20-2019	500,000	624,085
American Express Credit Corporation	1.13	6-5-2017	1,000,000	998,625
American Express Credit Corporation	1.55	9-22-2017	500,000	503,140
American Express Credit Corporation	2.13	7-27-2018	200,000	202,674
American Express Credit Corporation	2.25	8-15-2019	1,000,000	1,007,557
American Express Credit Corporation	2.38	3-24-2017	750,000	770,589
American Express Credit Corporation	2.80	9-19-2016	1,000,000	1,034,956
American Express Credit Corporation	5.30	12-2-2015	500,000	523,932
American Honda Finance Corporation	1.13	10-7-2016	400,000	403,308
American Honda Finance Corporation	1.20	7-14-2017	300,000	300,378
American Honda Finance Corporation	2.13	10-10-2018	300,000	305,069
American Honda Finance Corporation	2.25	8-15-2019	500,000	505,351
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	431,844
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	618,872
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	290,843
Bunge Limited Finance Corporation	4.10	3-15-2016	100,000	103,664
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	620,777
Capital One Bank USA NA	1.30	6-5-2017	1,000,000	997,158
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,557
Capital One Bank USA NA	2.25	2-13-2019	500,000	500,489
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	999,996
Capital One Bank USA NA	3.38	2-15-2023	500,000	496,696
Capital One Bank USA NA	8.80	7-15-2019	750,000	946,172
Capital One Financial Corporation	3.15	7-15-2016	260,000	268,418
Capital One Financial Corporation	4.75	7-15-2021	450,000	498,844
Capital One Financial Corporation	6.15	9-1-2016	500,000	542,198
Capital One Financial Corporation	6.75	9-15-2017	283,000	322,256
Caterpillar Financial Services Corporation	1.00	3-3-2017	500,000	499,591
Caterpillar Financial Services Corporation	1.25	8-18-2017	300,000	300,550
Caterpillar Financial Services Corporation	1.35	9-6-2016	750,000	757,607
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	503,550
Caterpillar Financial Services Corporation	2.65	4-1-2016	100,000	102,714
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	1,026,229
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	265,844
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	292,114
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	301,496
Daimler Finance North America LLC	8.50	1-18-2031	425,000	645,343
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	855,999
Discover Financial Services	3.85	11-21-2022	550,000	559,720
Discover Financial Services	5.20	4-27-2022	600,000	663,385
Ford Motor Credit Company LLC	1.70	5-9-2016	400,000	403,116
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	999,778
Ford Motor Credit Company LLC	2.50	1-15-2016	400,000	406,922
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,363,654
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	301,981
Ford Motor Credit Company LLC	4.21	4-15-2016	600,000	624,310
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	819,119

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Ford Motor Credit Company LLC	4.75%	1-15-2043	$1,000,000	$1,036,385
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,328,102
HSBC Finance Corporation	5.50	1-19-2016	1,000,000	1,052,967
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,400,454
John Deere Capital Corporation	0.75	1-22-2016	500,000	501,454
John Deere Capital Corporation	1.05	10-11-2016	200,000	201,369
John Deere Capital Corporation	1.05	12-15-2016	600,000	602,620
John Deere Capital Corporation	1.13	6-12-2017	52,000	52,122
John Deere Capital Corporation	1.30	3-12-2018	550,000	547,279
John Deere Capital Corporation	1.40	3-15-2017	500,000	504,379
John Deere Capital Corporation	1.95	12-13-2018	200,000	201,348
John Deere Capital Corporation	2.25	6-7-2016	200,000	205,009
John Deere Capital Corporation	2.80	1-27-2023	500,000	499,889
John Deere Capital Corporation	3.90	7-12-2021	300,000	323,745
John Deere Capital Corporation	5.50	4-13-2017	100,000	110,347
John Deere Capital Corporation	5.75	9-10-2018	500,000	571,649
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,067,565
National City Corporation	6.88	5-15-2019	500,000	591,458
PACCAR Financial Corporation	1.15	8-16-2016	350,000	353,357
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	494,557
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	617,967
Synchrony Financial	3.00	8-15-2019	750,000	762,142
Synchrony Financial	4.25	8-15-2024	750,000	767,423
Toyota Motor Credit Corporation	0.80	5-17-2016	300,000	301,334
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	650,852
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	511,067
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	406,470
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	768,433
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	353,036
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	808,780
Toyota Motor Credit Corporation	2.80	1-11-2016	500,000	512,804
Toyota Motor Credit Corporation	3.30	1-12-2022	1,500,000	1,567,940
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	368,799
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	556,069
				56,818,505

Diversified Financial Services : 1.25%
Block Financial LLC	5.50	11-1-2022	200,000	217,980
Boeing Capital Corporation	2.13	8-15-2016	200,000	204,759
Boeing Capital Corporation	4.70	10-27-2019	500,000	562,952
CME Group Incorporated	5.30	9-15-2043	300,000	359,934
General Electric Capital Corporation	1.00	1-8-2016	500,000	502,880
General Electric Capital Corporation	1.50	7-12-2016	500,000	506,699
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,060,010
General Electric Capital Corporation	2.30	1-14-2019	500,000	511,265
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	1,014,850
General Electric Capital Corporation	3.15	9-7-2022	2,000,000	2,046,676
General Electric Capital Corporation	3.35	10-17-2016	2,000,000	2,095,032
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,205,312
General Electric Capital Corporation	4.63	1-7-2021	500,000	559,923
General Electric Capital Corporation	4.65	10-17-2021	1,275,000	1,431,268
General Electric Capital Corporation	5.00	1-8-2016	1,000,000	1,048,839
General Electric Capital Corporation	5.30	2-11-2021	845,000	966,420
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,156,704
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,676,810
General Electric Capital Corporation	5.63	5-1-2018	2,000,000	2,267,590
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	3,113,355
General Electric Capital Corporation	6.00	8-7-2019	850,000	999,195
General Electric Capital Corporation	6.15	8-7-2037	650,000	828,593
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,078,000
General Electric Capital Corporation	6.75	3-15-2032	2,100,000	2,821,823
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	2,084,541
ING US Incorporated	2.90	2-15-2018	400,000	411,726
ING US Incorporated	5.50	7-15-2022	500,000	565,520
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	230,430
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	211,583
JPMorgan Chase & Company	1.13	2-26-2016	250,000	250,708

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
JPMorgan Chase & Company	1.35%	2-15-2017	$2,000,000	$2,006,232
JPMorgan Chase & Company	1.63	5-15-2018	1,750,000	1,743,005
JPMorgan Chase & Company	1.80	1-25-2018	500,000	502,361
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,522,520
JPMorgan Chase & Company «	2.35	1-28-2019	500,000	506,733
JPMorgan Chase & Company	2.60	1-15-2016	1,500,000	1,532,061
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	1,005,132
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,520,366
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	985,719
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,580,810
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	2,055,986
JPMorgan Chase & Company	4.25	10-15-2020	1,000,000	1,086,375
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,177,554
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,640,655
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,648,404
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,658,604
JPMorgan Chase & Company	5.40	1-6-2042	750,000	880,591
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,333,312
JPMorgan Chase & Company	5.63	8-16-2043	200,000	233,185
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,401,406
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,129,641
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,750,775
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,768,586
Leucadia National Corporation	5.50	10-18-2023	240,000	253,382
Leucadia National Corporation	6.63	10-23-2043	120,000	125,976
Mellon Funding Corporation	5.50	11-15-2018	200,000	227,078
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	762,269
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	712,887
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	562,597
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,961,444
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,051,319
Moody’s Corporation	4.50	9-1-2022	250,000	268,865
Moody’s Corporation	4.88	2-15-2024	350,000	383,439
Moody’s Corporation	5.25	7-15-2044	300,000	329,810
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	65,781
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	556,279
National Rural Utilities Cooperative Finance Corporation	1.10	1-27-2017	250,000	250,092
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	100,874
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	333,000	335,487
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	103,067
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	208,672
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	274,921
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	922,882
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	438,860
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	214,782
ORIX Corporation	5.00	1-12-2016	500,000	520,209
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,030,269
PNC Funding Corporation	5.13	2-8-2020	150,000	170,225
PNC Funding Corporation	5.63	2-1-2017	350,000	380,613
PNC Funding Corporation	6.70	6-10-2019	500,000	597,477
Private Export Funding Corporation	1.38	2-15-2017	375,000	379,727
Private Export Funding Corporation	2.05	11-15-2022	250,000	239,897
Private Export Funding Corporation	2.25	3-15-2020	750,000	759,060
Private Export Funding Corporation	2.45	7-15-2024	300,000	290,383
Private Export Funding Corporation	4.30	12-15-2021	100,000	111,519
TECO Finance Incorporated	4.00	3-15-2016	130,000	135,209
TECO Finance Incorporated	5.15	3-15-2020	65,000	73,217
TECO Finance Incorporated	6.57	11-1-2017	250,000	279,819
				81,739,777

Insurance : 0.83%
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	507,181
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	579,633
Aegon Funding Corporation	5.75	12-15-2020	75,000	86,977
AFLAC Incorporated	3.63	6-15-2023	500,000	511,330
AFLAC Incorporated	6.90	12-17-2039	250,000	336,346
AFLAC Incorporated	8.50	5-15-2019	250,000	316,413
Alleghany Corporation	5.63	9-15-2020	100,000	113,299

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Allied World Assurance	5.50%	11-15-2020	$300,000	$337,453
Allstate Corporation	5.55	5-9-2035	830,000	1,008,706
Allstate Corporation ±	6.13	5-15-2067	300,000	318,750
Allstate Corporation ±	6.50	5-15-2067	200,000	221,000
Allstate Corporation	7.45	5-16-2019	650,000	795,217
American International Group Incorporated	4.13	2-15-2024	1,000,000	1,064,736
American International Group Incorporated	4.50	7-16-2044	750,000	763,589
American International Group Incorporated	4.88	6-1-2022	1,000,000	1,121,957
American International Group Incorporated	5.45	5-18-2017	700,000	769,147
American International Group Incorporated	5.85	1-16-2018	850,000	958,646
American International Group Incorporated	6.25	5-1-2036	400,000	510,410
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,201,320
American International Group Incorporated	6.82	11-15-2037	746,000	1,005,184
American International Group Incorporated ±	8.18	5-15-2068	500,000	685,000
AON Corporation	3.13	5-27-2016	350,000	360,226
AON Corporation	5.00	9-30-2020	550,000	619,002
AON Corporation	6.25	9-30-2040	100,000	124,782
Arch Capital Group Limited	5.14	11-1-2043	210,000	230,666
Assurant Incorporated	6.75	2-15-2034	375,000	463,803
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	228,600
Berkshire Hathaway Finance Corporation	0.95	8-15-2016	500,000	503,269
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	198,975
Berkshire Hathaway Finance Corporation	1.60	5-15-2017	500,000	506,380
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	254,616
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	232,678
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	552,987
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	308,492
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	519,535
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	394,968
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	311,576
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	301,301
Berkshire Hathaway Incorporated	1.90	1-31-2017	1,275,000	1,301,888
Berkshire Hathaway Incorporated	2.10	8-14-2019	300,000	303,693
Berkshire Hathaway Incorporated	2.20	8-15-2016	300,000	307,575
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	100,702
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	261,187
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	427,979
CHUBB Corporation	5.75	5-15-2018	250,000	284,776
CHUBB Corporation	6.00	5-11-2037	280,000	362,433
CHUBB Corporation ±	6.38	3-29-2067	350,000	379,750
CHUBB Corporation	6.50	5-15-2038	350,000	481,674
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	95,328
CNA Financial Corporation	5.88	8-15-2020	500,000	576,582
CNA Financial Corporation	6.50	8-15-2016	50,000	54,451
CNA Financial Corporation	7.35	11-15-2019	295,000	355,876
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	245,619
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	108,941
First American Financial Corporation	4.60	11-15-2024	100,000	101,411
GE Global Insurance Holdings	7.00	2-15-2026	430,000	546,786
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	42,513
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	270,554
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	270,057
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	284,492
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	91,821
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	314,913
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	284,843
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	665,302
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	107,387
Lincoln National Corporation	4.00	9-1-2023	250,000	260,816
Lincoln National Corporation	4.85	6-24-2021	80,000	88,511
Lincoln National Corporation	6.15	4-7-2036	500,000	610,834
Lincoln National Corporation	6.25	2-15-2020	300,000	352,523
Lincoln National Corporation ±	7.00	5-17-2066	350,000	357,000
Lincoln National Corporation	8.75	7-1-2019	220,000	278,901
Loews Corporation	2.63	5-15-2023	150,000	142,342
Loews Corporation	4.13	5-15-2043	200,000	188,034
Loews Corporation	5.25	3-15-2016	200,000	211,330
Markel Corporation	3.63	3-30-2023	150,000	151,093

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Markel Corporation	5.00%	3-30-2043	$100,000	$103,867
Markel Corporation	5.35	6-1-2021	100,000	112,438
Markel Corporation	7.13	9-30-2019	100,000	119,737
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	334,347
MetLife Incorporated	1.90	12-15-2017	250,000	251,600
MetLife Incorporated	4.13	8-13-2042	300,000	294,402
MetLife Incorporated	4.37	9-15-2023	167,000	180,912
MetLife Incorporated	4.72	12-15-2044	250,000	268,150
MetLife Incorporated	4.75	2-8-2021	750,000	836,829
MetLife Incorporated	4.88	11-13-2043	500,000	553,546
MetLife Incorporated	5.70	6-15-2035	400,000	492,703
MetLife Incorporated	5.88	2-6-2041	700,000	863,921
MetLife Incorporated	6.38	6-15-2034	280,000	365,946
MetLife Incorporated	6.40	12-15-2066	800,000	889,500
MetLife Incorporated	6.50	12-15-2032	200,000	263,804
MetLife Incorporated	6.75	6-1-2016	500,000	543,873
MetLife Incorporated Series A	6.82	8-15-2018	750,000	880,836
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	103,885
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	283,505
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	253,057
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	263,178
ProAssurance Corporation	5.30	11-15-2023	200,000	219,058
Progressive Corporation	3.75	8-23-2021	1,000,000	1,069,027
Progressive Corporation	6.25	12-1-2032	75,000	97,412
Progressive Corporation ±	6.70	6-15-2067	500,000	541,250
Protective Life Corporation	7.38	10-15-2019	500,000	610,248
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,031,061
Prudential Financial Incorporated	4.50	11-16-2021	250,000	273,529
Prudential Financial Incorporated	4.60	5-15-2044	500,000	513,912
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	249,063
Prudential Financial Incorporated	5.38	6-21-2020	500,000	569,052
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	1,032,500
Prudential Financial Incorporated	5.70	12-14-2036	538,000	634,339
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	530,000
Prudential Financial Incorporated	6.20	11-15-2040	250,000	310,242
Prudential Financial Incorporated	6.63	12-1-2037	65,000	83,999
Prudential Financial Incorporated	7.38	6-15-2019	355,000	430,855
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	236,250
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	596,515
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	206,075
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	322,708
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	66,315
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	408,836
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	107,438
Torchmark Corporation	3.80	9-15-2022	350,000	362,819
Transatlantic Holdings Incorporated	5.75	12-14-2015	250,000	262,633
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	141,439
Travelers Companies Incorporated	5.35	11-1-2040	350,000	419,424
Travelers Companies Incorporated	5.50	12-1-2015	180,000	188,930
Travelers Companies Incorporated	5.75	12-15-2017	250,000	282,099
Travelers Companies Incorporated	5.90	6-2-2019	500,000	583,937
Travelers Companies Incorporated	6.25	6-15-2037	365,000	479,841
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	788,345
Unitrin Incorporated	6.00	5-15-2017	100,000	109,212
Unum Group	4.00	3-15-2024	500,000	512,354
Unum Group	7.13	9-30-2016	115,000	127,398
WR Berkley Corporation	5.38	9-15-2020	200,000	224,699
WR Berkley Corporation	6.25	2-15-2037	100,000	121,215
XL Capital Limited	6.25	5-15-2027	100,000	121,095
XL Capital Limited	6.38	11-15-2024	100,000	119,401
				53,838,628

Real Estate Management & Development : 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	264,818
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	103,831
Regency Centers LP	4.80	4-15-2021	200,000	220,561

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Regency Centers LP	5.88%	6-15-2017	$100,000	$111,038
				700,248

REITs : 0.66%
Alexandria Real Estate Equities Incorporated	2.75	1-15-2020	750,000	748,919
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	769,801
American Campus Communities Incorporated	3.75	4-15-2023	100,000	99,834
American Tower Corporation	3.45	9-15-2021	500,000	496,338
American Tower Corporation	3.50	1-31-2023	150,000	145,808
American Tower Corporation	4.50	1-15-2018	500,000	534,758
American Tower Corporation	5.00	2-15-2024	350,000	373,565
American Tower Corporation	5.05	9-1-2020	500,000	547,337
American Tower Corporation	5.90	11-1-2021	565,000	639,943
American Tower Corporation	7.00	10-15-2017	350,000	396,508
ARC Properties Operating Partnership LP	2.00	2-6-2017	400,000	383,718
ARC Properties Operating Partnership LP «	3.00	2-6-2019	300,000	284,348
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	345,840
AvalonBay Communities Incorporated	3.50	11-15-2024	150,000	150,706
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	209,625
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	265,223
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	165,072
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	117,547
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	155,448
Boston Properties LP	3.13	9-1-2023	150,000	147,328
Boston Properties LP	3.80	2-1-2024	300,000	307,467
Boston Properties LP	3.85	2-1-2023	400,000	415,411
Boston Properties LP	4.13	5-15-2021	300,000	320,512
Boston Properties LP	5.63	11-15-2020	500,000	575,371
Boston Properties LP	5.88	10-15-2019	500,000	577,600
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	353,024
Camden Property Trust	2.95	12-15-2022	150,000	146,759
Camden Property Trust	4.25	1-15-2024	67,000	70,847
Camden Property Trust	4.63	6-15-2021	150,000	164,702
Camden Property Trust	4.88	6-15-2023	100,000	110,552
CBL & Associates LP	5.25	12-1-2023	67,000	71,739
CBL & Associates LP	4.60	10-15-2024	131,000	133,623
Commonwealth REIT	5.88	9-15-2020	100,000	110,594
Corporate Office Properties LP	3.60	5-15-2023	100,000	96,866
Corporate Office Properties LP	3.70	6-15-2021	500,000	500,504
DDR Corporation	3.38	5-15-2023	250,000	243,768
DDR Corporation	3.50	1-15-2021	250,000	253,475
DDR Corporation	4.63	7-15-2022	250,000	267,911
Digital Realty Trust LP	3.63	10-1-2022	200,000	197,072
Digital Realty Trust LP	5.25	3-15-2021	100,000	110,306
Digital Realty Trust LP «	5.88	2-1-2020	300,000	338,645
Duke Realty LP	3.63	4-15-2023	125,000	125,719
Duke Realty LP	3.75	12-1-2024	650,000	653,022
Duke Realty LP	5.95	2-15-2017	350,000	383,566
Entertainment Properties Trust	5.75	8-15-2022	150,000	165,836
EPR Properties Company	5.25	7-15-2023	113,000	120,291
Equity One Incorporated	3.75	11-15-2022	250,000	251,456
ERP Operating LP	5.75	6-15-2017	750,000	832,491
ERP Operation LP	4.63	12-15-2021	1,000,000	1,104,080
Essex Portfolio LP	3.25	5-1-2023	100,000	98,385
Essex Portfolio LP	3.38	1-15-2023	500,000	497,956
Essex Portfolio LP	5.20	3-15-2021	65,000	72,795
Federal Realty Investment Trust	2.75	6-1-2023	100,000	96,837
Federal Realty Investment Trust	3.00	8-1-2022	100,000	99,853
Federal Realty Investment Trust	4.50	12-1-2044	250,000	254,937
HCP Incorporated	3.15	8-1-2022	100,000	98,305
HCP Incorporated	3.75	2-1-2016	355,000	366,687
HCP Incorporated	3.75	2-1-2019	100,000	105,836
HCP Incorporated	3.88	8-15-2024	1,000,000	1,015,619
HCP Incorporated	4.20	3-1-2024	200,000	207,857
HCP Incorporated	4.25	11-15-2023	279,000	291,752
HCP Incorporated	5.38	2-1-2021	65,000	73,145
HCP Incorporated	5.63	5-1-2017	100,000	109,679

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
HCP Incorporated	6.00%	1-30-2017	$200,000	$220,059
HCP Incorporated	6.70	1-30-2018	500,000	575,876
HCP Incorporated	6.75	2-1-2041	65,000	86,983
Health Care REIT Incorporated	3.63	3-15-2016	300,000	310,321
Health Care REIT Incorporated	4.13	4-1-2019	250,000	268,072
Health Care REIT Incorporated	4.50	1-15-2024	200,000	210,834
Health Care REIT Incorporated	4.70	9-15-2017	500,000	542,008
Health Care REIT Incorporated	4.95	1-15-2021	250,000	275,248
Health Care REIT Incorporated	5.25	1-15-2022	100,000	111,317
Health Care REIT Incorporated	5.75	1-15-2021	250,000	281,120
Health Care REIT Incorporated	6.13	4-15-2020	250,000	290,197
Health Care REIT Incorporated	6.50	1-17-2017	60,000	66,278
Health Care REIT Incorporated	6.50	3-15-2041	200,000	255,579
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	123,073
Highwoods Realty LP	3.20	6-15-2021	1,000,000	997,655
Highwoods Realty LP	5.85	3-15-2017	300,000	328,390
Hospitality Properties Trust	4.65	3-15-2024	500,000	516,632
Hospitality Properties Trust	5.63	3-15-2017	75,000	81,035
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	99,677
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	266,190
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	575,147
Kilroy Realty Corporation	3.80	1-15-2023	250,000	253,866
Kilroy Realty Corporation	4.80	7-15-2018	150,000	162,733
Kimco Realty Corporation	5.70	5-1-2017	500,000	550,845
Kimco Realty Corporation	6.88	10-1-2019	100,000	119,801
Liberty Property LP	4.40	2-15-2024	156,000	164,846
Liberty Property LP	4.75	10-1-2020	250,000	272,852
Liberty Property LP	5.50	12-15-2016	75,000	81,093
Liberty Property LP	6.63	10-1-2017	150,000	169,597
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	101,266
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	91,637
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	178,974
Mid-America Apartments LP	4.30	10-15-2023	50,000	52,714
National Retail Properties Incorporated	3.30	4-15-2023	100,000	98,466
National Retail Properties Incorporated	3.80	10-15-2022	100,000	103,120
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	1,023,405
National Retail Properties Incorporated	6.88	10-15-2017	100,000	114,407
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	265,625
ProLogis Trust	3.35	2-1-2021	400,000	407,503
ProLogis Trust	4.25	8-15-2023	1,000,000	1,057,237
ProLogis Trust	6.88	3-15-2020	192,000	226,928
Realty Income Corporation	2.00	1-31-2018	150,000	150,982
Realty Income Corporation	3.88	7-15-2024	500,000	509,937
Realty Income Corporation	4.65	8-1-2023	300,000	323,524
Realty Income Corporation	5.75	1-15-2021	300,000	344,405
Realty Income Corporation	5.95	9-15-2016	100,000	108,423
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	54,242
Senior Housing Properties Trust	4.30	1-15-2016	100,000	102,448
Simon Property Group LP	2.15	9-15-2017	500,000	511,807
Simon Property Group LP	2.20	2-1-2019	500,000	506,194
Simon Property Group LP	3.38	3-15-2022	500,000	519,165
Simon Property Group LP	3.75	2-1-2024	250,000	262,115
Simon Property Group LP	4.13	12-1-2021	300,000	326,733
Simon Property Group LP	4.38	3-1-2021	500,000	549,468
Simon Property Group LP	4.75	3-15-2042	250,000	272,401
Simon Property Group LP	5.65	2-1-2020	200,000	232,358
Simon Property Group LP	6.13	5-30-2018	100,000	114,866
Simon Property Group LP	6.75	2-1-2040	350,000	481,704
Simon Property Group LP	10.35	4-1-2019	600,000	794,419
UDR Incorporated	3.70	10-1-2020	250,000	260,952
UDR Incorporated	4.25	6-1-2018	150,000	161,564
UDR Incorporated	4.63	1-10-2022	100,000	108,506
Ventas Realty LP	1.55	9-26-2016	117,000	117,894
Ventas Realty LP	2.70	4-1-2020	200,000	199,601
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,051,695
Ventas Realty LP	4.75	6-1-2021	150,000	163,845
Ventas Realty LP	5.70	9-30-2043	250,000	296,123
Vornado Realty LP	2.50	6-30-2019	500,000	500,843
Washington REIT	3.95	10-15-2022	150,000	150,463

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Weingarten Realty Investors	3.38%	10-15-2022	$150,000	$149,675
Weingarten Realty Investors	3.50	4-15-2023	125,000	124,567
Weyerhaeuser Company	4.63	9-15-2023	300,000	323,369
Weyerhaeuser Company	6.88	12-15-2033	150,000	193,643
Weyerhaeuser Company	7.38	10-1-2019	100,000	120,922
Weyerhaeuser Company	7.38	3-15-2032	700,000	930,819
WP Carey Incorporated	4.60	4-1-2024	500,000	526,037
				42,894,833

Thrifts & Mortgage Finance : 0.02%
Astoria Financial Corporation	5.00	6-19-2017	100,000	107,168
Countrywide Financial Corporation	6.25	5-15-2016	1,000,000	1,070,221
People’s United Financial Incorporated	3.65	12-6-2022	150,000	151,188
				1,328,577

Health Care : 1.80%
Biotechnology : 0.29%
Amgen Incorporated	2.30	6-15-2016	600,000	612,181
Amgen Incorporated	2.50	11-15-2016	500,000	513,242
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,032,828
Amgen Incorporated	3.63	5-22-2024	1,500,000	1,516,730
Amgen Incorporated	3.88	11-15-2021	500,000	529,679
Amgen Incorporated	4.10	6-15-2021	100,000	107,012
Amgen Incorporated	4.50	3-15-2020	65,000	71,572
Amgen Incorporated	4.95	10-1-2041	500,000	529,589
Amgen Incorporated	5.15	11-15-2041	350,000	382,114
Amgen Incorporated	5.38	5-15-2043	500,000	565,740
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,281,444
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,132,659
Amgen Incorporated	5.75	3-15-2040	80,000	93,133
Amgen Incorporated	5.85	6-1-2017	350,000	387,951
Amgen Incorporated	6.15	6-1-2018	250,000	286,351
Amgen Incorporated	6.38	6-1-2037	500,000	621,320
Amgen Incorporated	6.40	2-1-2039	250,000	314,785
Biogen Idec Incorporated	6.88	3-1-2018	500,000	582,184
Celgene Corporation	2.30	8-15-2018	286,000	289,655
Celgene Corporation	3.25	8-15-2022	500,000	504,651
Celgene Corporation	3.63	5-15-2024	500,000	508,325
Celgene Corporation	3.95	10-15-2020	200,000	213,362
Celgene Corporation	4.00	8-15-2023	250,000	262,595
Celgene Corporation	4.63	5-15-2044	750,000	768,779
Celgene Corporation	5.25	8-15-2043	150,000	166,985
Genzyme Corporation	5.00	6-15-2020	200,000	227,292
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	502,991
Gilead Sciences Incorporated	3.50	2-1-2025	1,000,000	1,031,879
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	522,658
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	882,706
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	554,075
Gilead Sciences Incorporated	4.50	2-1-2045	1,000,000	1,050,490
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	543,689
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	483,473
				19,074,119

Health Care Equipment & Supplies : 0.20%
Baxter International Incorporated	1.85	6-15-2018	500,000	500,338
Baxter International Incorporated	2.40	8-15-2022	250,000	239,370
Baxter International Incorporated	3.20	6-15-2023	500,000	504,629
Baxter International Incorporated	3.65	8-15-2042	250,000	232,335
Baxter International Incorporated	4.25	3-15-2020	100,000	108,925
Baxter International Incorporated	5.38	6-1-2018	500,000	559,734
Baxter International Incorporated	5.90	9-1-2016	350,000	379,527
Baxter International Incorporated	6.25	12-1-2037	250,000	321,837
Becton Dickinson & Company	1.75	11-8-2016	500,000	504,820

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Company	3.13%	11-8-2021	$300,000	$300,967
Becton Dickinson & Company	3.25	11-12-2020	350,000	361,664
Becton Dickinson & Company	6.00	5-15-2039	200,000	242,925
Boston Scientific Corporation	6.00	1-15-2020	350,000	399,982
Boston Scientific Corporation	6.40	6-15-2016	350,000	377,412
Boston Scientific Corporation	7.38	1-15-2040	300,000	403,384
C.R. Bard Incorporated	1.38	1-15-2018	100,000	99,318
C.R. Bard Incorporated	2.88	1-15-2016	100,000	102,536
C.R. Bard Incorporated	4.40	1-15-2021	168,000	184,782
CareFusion Corporation	6.38	8-1-2019	500,000	579,472
DENTSPLY International	2.75	8-15-2016	55,000	56,404
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	153,563
Medtronic Incorporated	0.88	2-27-2017	100,000	99,600
Medtronic Incorporated	1.38	4-1-2018	400,000	397,137
Medtronic Incorporated	2.75	4-1-2023	1,000,000	967,108
Medtronic Incorporated	4.00	4-1-2043	300,000	283,456
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,101,641
Medtronic Incorporated	4.50	3-15-2042	200,000	209,324
Medtronic Incorporated	4.63	3-15-2044	250,000	263,335
Medtronic Incorporated	5.55	3-15-2040	300,000	363,342
St. Jude Medical Incorporated	2.50	1-15-2016	250,000	254,636
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	500,965
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	311,693
Stryker Corporation	1.30	4-1-2018	225,000	221,521
Stryker Corporation	2.00	9-30-2016	350,000	357,317
Stryker Corporation	4.10	4-1-2043	250,000	245,146
Stryker Corporation	4.38	1-15-2020	150,000	165,337
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	275,339
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	296,279
				12,927,100

Health Care Providers & Services : 0.54%
Aetna Incorporated	2.20	3-15-2019	500,000	501,395
Aetna Incorporated	2.75	11-15-2022	500,000	486,275
Aetna Incorporated	3.95	9-1-2020	200,000	214,038
Aetna Incorporated	4.13	6-1-2021	200,000	216,361
Aetna Incorporated	4.13	11-15-2042	250,000	245,723
Aetna Incorporated	4.75	3-15-2044	500,000	532,638
Aetna Incorporated	6.63	6-15-2036	650,000	848,860
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	311,569
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	279,890
Cardinal Health Incorporated	1.70	3-15-2018	157,000	157,004
Cardinal Health Incorporated	3.20	6-15-2022	250,000	251,118
Cardinal Health Incorporated	3.20	3-15-2023	225,000	223,652
Cardinal Health Incorporated	3.50	11-15-2024	500,000	500,298
Cardinal Health Incorporated	5.80	10-15-2016	350,000	383,435
Catholic Health Initiatives	4.35	11-1-2042	250,000	249,605
CIGNA Corporation	4.00	2-15-2022	250,000	263,525
CIGNA Corporation	4.38	12-15-2020	500,000	545,602
CIGNA Corporation	4.50	3-15-2021	100,000	109,894
CIGNA Corporation	5.13	6-15-2020	215,000	241,746
CIGNA Corporation	5.38	2-15-2042	350,000	403,280
CIGNA Corporation	5.88	3-15-2041	330,000	397,777
CIGNA Corporation	6.15	11-15-2036	50,000	61,367
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	668,086
Dignity Health	2.64	11-1-2019	500,000	507,305
Express Scripts Holding Company	2.65	2-15-2017	750,000	772,281
Express Scripts Holding Company	3.13	5-15-2016	400,000	412,941
Express Scripts Holding Company	3.50	6-15-2024	600,000	599,136
Express Scripts Holding Company	3.90	2-15-2022	500,000	524,867
Express Scripts Holding Company	4.75	11-15-2021	750,000	829,655
Express Scripts Holding Company	6.13	11-15-2041	250,000	314,902
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	495,634
Humana Incorporated	3.15	12-1-2022	300,000	296,387
Humana Incorporated	3.85	10-1-2024	500,000	505,073
Humana Incorporated	4.95	10-1-2044	1,000,000	1,023,412
Humana Incorporated	7.20	6-15-2018	500,000	586,022
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	283,987

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Laboratory Corporation of America Holdings	2.20%	8-23-2017	$67,000	$68,024
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	57,014
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	155,548
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	543,823
Laboratory Corporation of America Holdings	5.63	12-15-2015	200,000	210,078
Mayo Clinic Rochester	4.00	11-15-2047	100,000	98,762
McKesson Corporation	1.29	3-10-2017	500,000	499,386
McKesson Corporation	1.40	3-15-2018	250,000	246,644
McKesson Corporation	2.28	3-15-2019	500,000	501,088
McKesson Corporation	2.85	3-15-2023	200,000	193,055
McKesson Corporation	3.25	3-1-2016	500,000	514,107
McKesson Corporation	3.80	3-15-2024	500,000	512,434
McKesson Corporation	4.88	3-15-2044	500,000	536,626
McKesson Corporation	6.00	3-1-2041	250,000	305,414
McKesson Corporation	7.50	2-15-2019	500,000	603,276
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	536,787
Medco Health Solutions Incorporated	7.13	3-15-2018	1,000,000	1,164,465
Novant Health Incorporated	4.37	11-1-2043	100,000	100,376
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	174,828
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	643,751
Quest Diagnostics Incorporated	5.75	1-30-2040	190,000	214,152
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	449,147
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	126,082
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	247,589
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,005,850
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	497,512
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	481,169
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	250,197
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	305,107
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	640,272
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,138,710
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	200,555
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	687,803
WellPoint Incorporated	1.88	1-15-2018	500,000	500,425
WellPoint Incorporated	2.25	8-15-2019	400,000	398,399
WellPoint Incorporated	2.30	7-15-2018	150,000	151,823
WellPoint Incorporated	2.38	2-15-2017	250,000	256,023
WellPoint Incorporated	3.13	5-15-2022	500,000	500,068
WellPoint Incorporated	3.30	1-15-2023	250,000	250,058
WellPoint Incorporated	4.63	5-15-2042	500,000	509,004
WellPoint Incorporated	4.65	1-15-2043	450,000	462,885
WellPoint Incorporated	4.65	8-15-2044	500,000	517,214
WellPoint Incorporated	5.85	1-15-2036	725,000	877,849
WellPoint Incorporated	5.88	6-15-2017	750,000	830,454
WellPoint Incorporated	7.00	2-15-2019	500,000	593,105
				35,001,678

Life Sciences Tools & Services : 0.07%
Life Technologies Corporation	3.50	1-15-2016	225,000	231,094
Life Technologies Corporation	5.00	1-15-2021	150,000	166,003
Life Technologies Corporation	6.00	3-1-2020	250,000	288,294
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	350,000	349,881
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	188,753
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	402,471
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	491,488
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	41,134
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	300,000	303,024
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	413,490
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	422,695
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,128,943
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	226,899
				4,654,169

Pharmaceuticals : 0.70%
Abbott Laboratories	4.13	5-27-2020	250,000	274,594

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Abbott Laboratories	5.13%	4-1-2019	$139,000	$157,845
Abbott Laboratories	5.30	5-27-2040	250,000	301,733
Abbott Laboratories	6.00	4-1-2039	150,000	198,124
Abbott Laboratories	6.15	11-30-2037	237,000	315,824
AbbVie Incorporated	1.75	11-6-2017	2,000,000	2,011,912
AbbVie Incorporated	2.00	11-6-2018	300,000	300,336
AbbVie Incorporated	2.90	11-6-2022	2,000,000	1,959,256
AbbVie Incorporated	4.40	11-6-2042	1,000,000	996,808
Allergan Incorporated	1.35	3-15-2018	50,000	48,382
Allergan Incorporated	2.80	3-15-2023	225,000	208,330
Allergan Incorporated	3.38	9-15-2020	500,000	508,805
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	248,778
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	235,748
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	160,285
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	216,717
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	642,448
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	734,705
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	16,873
Eli Lilly & Company	5.20	3-15-2017	500,000	547,630
Eli Lilly & Company	5.50	3-15-2027	400,000	485,936
Eli Lilly & Company	5.95	11-15-2037	500,000	639,350
GlaxoSmithKline Capital Incorporated	0.70	3-18-2016	500,000	500,945
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	197,617
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	1,000,000	1,004,138
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	360,761
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,871,625
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,309,052
Johnson & Johnson	1.13	11-21-2017	350,000	351,471
Johnson & Johnson	1.65	12-5-2018	700,000	708,296
Johnson & Johnson	2.15	5-15-2016	500,000	511,919
Johnson & Johnson	4.38	12-5-2033	583,000	653,769
Johnson & Johnson	4.50	9-1-2040	300,000	341,349
Johnson & Johnson	4.85	5-15-2041	200,000	236,710
Johnson & Johnson	4.95	5-15-2033	180,000	218,340
Johnson & Johnson	5.15	7-15-2018	500,000	565,891
Johnson & Johnson	5.55	8-15-2017	250,000	280,360
Johnson & Johnson	5.85	7-15-2038	500,000	677,940
Johnson & Johnson	6.73	11-15-2023	300,000	393,562
Merck & Company Incorporated	0.70	5-18-2016	400,000	401,103
Merck & Company Incorporated	1.30	5-18-2018	333,000	330,883
Merck & Company Incorporated	2.40	9-15-2022	500,000	487,193
Merck & Company Incorporated	2.80	5-18-2023	650,000	648,888
Merck & Company Incorporated	3.60	9-15-2042	250,000	238,979
Merck & Company Incorporated	3.88	1-15-2021	350,000	378,935
Merck & Company Incorporated	4.15	5-18-2043	500,000	523,146
Merck & Company Incorporated	5.00	6-30-2019	250,000	282,746
Merck & Company Incorporated	5.85	6-30-2039	75,000	96,027
Merck & Company Incorporated	6.00	9-15-2017	1,000,000	1,132,070
Mylan Incorporated	2.55	3-28-2019	112,000	112,226
Mylan Incorporated	2.60	6-24-2018	1,000,000	1,019,118
Mylan Incorporated	5.40	11-29-2043	33,000	35,949
Novartis Capital Corporation	2.40	9-21-2022	500,000	494,270
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,556,385
Novartis Capital Corporation	3.70	9-21-2042	250,000	244,887
Novartis Capital Corporation	4.40	4-24-2020	500,000	558,272
Novartis Capital Corporation	4.40	5-6-2044	1,000,000	1,090,767
Pfizer Incorporated	1.50	6-15-2018	500,000	502,319
Pfizer Incorporated	3.40	5-15-2024	1,000,000	1,032,460
Pfizer Incorporated	4.30	6-15-2043	300,000	310,043
Pfizer Incorporated	5.45	4-1-2017	500,000	550,929
Pfizer Incorporated	6.00	2-15-2036	625,000	808,009
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,342,200
Pfizer Incorporated	6.50	2-1-2034	500,000	662,159
Pfizer Incorporated	7.20	3-15-2039	1,250,000	1,809,990
Pharmacia Corporation	6.60	12-1-2028	500,000	665,319
Schering-Plough Corporation	6.50	12-1-2033	250,000	341,655
Schering-Plough Corporation	6.55	9-15-2037	200,000	280,089
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	247,589
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	484,505

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Watson Pharmaceuticals Incorporated	1.88%	10-1-2017	$500,000	$498,547
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	733,572
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	469,826
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	147,525
Wyeth LLC	5.50	2-15-2016	430,000	455,698
Wyeth LLC	5.95	4-1-2037	850,000	1,064,838
Zoetis Incorporated	1.15	2-1-2016	40,000	40,045
Zoetis Incorporated	3.25	2-1-2023	600,000	586,792
Zoetis Incorporated	4.70	2-1-2043	500,000	491,169
				45,551,286

Industrials : 1.50%
Aerospace & Defense : 0.36%
Boeing Company	0.95	5-15-2018	150,000	147,218
Boeing Company	4.88	2-15-2020	140,000	159,076
Boeing Company	5.88	2-15-2040	30,000	38,935
Boeing Company	6.00	3-15-2019	300,000	349,282
Boeing Company	6.13	2-15-2033	180,000	234,894
Boeing Company	6.88	3-15-2039	800,000	1,156,785
General Dynamics Corporation	1.00	11-15-2017	500,000	496,810
General Dynamics Corporation	2.25	7-15-2016	200,000	205,373
General Dynamics Corporation	2.25	11-15-2022	500,000	483,027
General Dynamics Corporation	3.88	7-15-2021	200,000	215,730
Honeywell International Incorporated	3.35	12-1-2023	200,000	208,486
Honeywell International Incorporated	4.25	3-1-2021	50,000	55,805
Honeywell International Incorporated	5.00	2-15-2019	750,000	853,162
Honeywell International Incorporated	5.30	3-1-2018	100,000	112,190
Honeywell International Incorporated	5.38	3-1-2041	365,000	452,388
Honeywell International Incorporated	5.70	3-15-2037	250,000	317,541
L-3 Communications Corporation	3.95	11-15-2016	500,000	525,152
L-3 Communications Corporation	4.95	2-15-2021	500,000	548,455
L-3 Communications Corporation	5.20	10-15-2019	500,000	556,872
Lockheed Martin Corporation	3.35	9-15-2021	250,000	261,331
Lockheed Martin Corporation	4.07	12-15-2042	1,042,000	1,038,560
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,097,604
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	223,980
Northrop Grumman Corporation	1.75	6-1-2018	300,000	298,888
Northrop Grumman Corporation	3.25	8-1-2023	350,000	354,569
Northrop Grumman Corporation	3.50	3-15-2021	300,000	314,638
Northrop Grumman Corporation	4.75	6-1-2043	500,000	535,914
Northrop Grumman Corporation	5.05	8-1-2019	85,000	94,994
Northrop Grumman Corporation	5.05	11-15-2040	100,000	110,361
Northrop Grumman Corporation	7.75	2-15-2031	300,000	422,253
Precision Castparts Corporation	1.25	1-15-2018	500,000	496,134
Precision Castparts Corporation	2.50	1-15-2023	250,000	242,761
Precision Castparts Corporation	3.90	1-15-2043	200,000	203,127
Raytheon Company	2.50	12-15-2022	350,000	342,670
Raytheon Company	4.40	2-15-2020	600,000	663,950
Raytheon Company	4.70	12-15-2041	500,000	553,110
Raytheon Company	7.20	8-15-2027	120,000	162,958
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	368,447
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	286,275
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	56,081
Textron Incorporated	3.65	3-1-2021	150,000	154,893
Textron Incorporated	4.30	3-1-2024	200,000	210,181
Textron Incorporated	4.63	9-21-2016	100,000	106,074
Textron Incorporated	7.25	10-1-2019	350,000	419,418
United Technologies Corporation	1.80	6-1-2017	533,000	542,938
United Technologies Corporation	3.10	6-1-2022	839,000	861,185
United Technologies Corporation	4.50	4-15-2020	500,000	558,974
United Technologies Corporation	4.50	6-1-2042	1,533,000	1,661,516
United Technologies Corporation	5.38	12-15-2017	500,000	561,188
United Technologies Corporation	5.70	4-15-2040	500,000	626,334
United Technologies Corporation	6.05	6-1-2036	400,000	521,966
United Technologies Corporation	6.13	2-1-2019	565,000	661,783
United Technologies Corporation	6.13	7-15-2038	500,000	654,815

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
United Technologies Corporation	7.50%	9-15-2029	$430,000	$622,604
				23,409,655

Air Freight & Logistics : 0.08%
FedEx Corporation	2.63	8-1-2022	482,000	471,553
FedEx Corporation	3.88	8-1-2042	200,000	187,864
FedEx Corporation	4.00	1-15-2024	290,000	307,204
FedEx Corporation	4.90	1-15-2034	250,000	276,322
FedEx Corporation	5.10	1-15-2044	300,000	335,876
FedEx Corporation	8.00	1-15-2019	400,000	492,236
United Parcel Service Incorporated	1.13	10-1-2017	250,000	249,751
United Parcel Service Incorporated	2.45	10-1-2022	400,000	392,486
United Parcel Service Incorporated	3.13	1-15-2021	900,000	941,457
United Parcel Service Incorporated	5.13	4-1-2019	500,000	565,785
United Parcel Service Incorporated	5.50	1-15-2018	100,000	112,361
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,058,654
				5,391,549

Airlines : 0.06%
American Airlines	4.00	1-15-2027	569,234	576,350
American Airlines	4.95	7-15-2024	613,579	656,530
Continental Airlines Incorporated Series 09-1	9.00	1-8-2018	111,954	123,150
Continental Airlines Incorporated Series A	4.75	7-12-2022	414,889	443,931
Continental Airlines Incorporated Series A	7.25	5-10-2021	154,930	178,945
Delta Air Lines Incorporated	4.95	11-23-2020	135,654	144,472
Delta Air Lines Incorporated	6.82	2-10-2024	72,340	83,827
Delta Air Lines Incorporated	7.75	6-17-2021	275,957	319,420
Hawaiian Airlines Incorporated	3.90	1-15-2026	40,000	39,200
Northwest Airlines Incorporated	7.03	5-1-2021	156,107	178,149
United Airlines Incorporated	4.00	10-11-2027	500,000	507,500
United Airlines Incorporated	4.30	2-15-2027	333,000	344,655
United Airlines Incorporated	10.40	5-1-2018	95,709	107,069
US Airways Group Incorporated	3.95	5-15-2027	145,632	147,817
US Airways Group Incorporated	4.63	12-3-2026	238,977	250,926
				4,101,941

Building Products : 0.00%
Owens Corning Incorporated	4.20	12-15-2022	213,000	215,507
Owens Corning Incorporated	6.50	12-1-2016	6,000	6,579
				222,086

Commercial Services & Supplies : 0.15%
Avery Dennison Corporation	5.38	4-15-2020	350,000	384,445
Black & Decker Corporation	3.40	12-1-2021	400,000	418,654
Cintas Corporation No. 2	2.85	6-1-2016	200,000	205,767
Cintas Corporation No. 2	3.25	6-1-2022	100,000	102,125
Cintas Corporation No. 2	4.30	6-1-2021	60,000	65,524
Cintas Corporation No. 2	6.13	12-1-2017	200,000	225,431
Cintas Corporation No. 2	6.15	8-15-2036	50,000	63,893
Cooper US Incorporated	2.38	1-15-2016	200,000	203,464
Cooper US Incorporated	3.88	12-15-2020	200,000	214,441
Cooper US Incorporated	6.10	7-1-2017	100,000	111,109
CRH America Incorporated	6.00	9-30-2016	850,000	921,754
CRH America Incorporated	8.13	7-15-2018	200,000	240,956
Equifax Incorporated	3.30	12-15-2022	231,000	228,381
Equifax Incorporated	7.00	7-1-2037	50,000	65,477
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	511,193
Pitney Bowes Incorporated	4.75	1-15-2016	250,000	259,633
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	17,664
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,028,687
Republic Services Incorporated	3.80	5-15-2018	100,000	106,522
Republic Services Incorporated	4.75	5-15-2023	300,000	331,780
Republic Services Incorporated	5.25	11-15-2021	50,000	57,202
Republic Services Incorporated	5.50	9-15-2019	125,000	142,529

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Republic Services Incorporated	5.70%	5-15-2041	$550,000	$662,085
Republic Services Incorporated	6.20	3-1-2040	250,000	320,524
Waste Management Incorporated	4.60	3-1-2021	200,000	221,921
Waste Management Incorporated	4.75	6-30-2020	500,000	554,623
Waste Management Incorporated	6.10	3-15-2018	326,000	371,719
Waste Management Incorporated	6.13	11-30-2039	500,000	634,438
Waste Management Incorporated	7.38	3-11-2019	500,000	604,932
Waste Management Incorporated	7.75	5-15-2032	400,000	584,542
				9,861,415

Electrical Equipment : 0.08%
Eaton Corporation	1.50	11-2-2017	500,000	500,697
Eaton Corporation	2.75	11-2-2022	1,000,000	982,990
Eaton Corporation	4.15	11-2-2042	500,000	492,676
Eaton Corporation	5.60	5-15-2018	500,000	561,489
Eaton Corporation	6.95	3-20-2019	200,000	234,764
Emerson Electric Company	4.25	11-15-2020	200,000	220,923
Emerson Electric Company	4.88	10-15-2019	200,000	224,656
Emerson Electric Company	5.25	10-15-2018	50,000	56,654
Emerson Electric Company	5.25	11-15-2039	500,000	600,759
Emerson Electric Company	5.38	10-15-2017	200,000	223,153
Emerson Electric Company	6.13	4-15-2039	100,000	133,111
Hubbell Incorporated	3.63	11-15-2022	200,000	206,613
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	397,182
Roper Industries Incorporated	6.25	9-1-2019	200,000	233,580
				5,069,247

Industrial Conglomerates : 0.18%
3M Company	1.00	6-26-2017	250,000	250,156
3M Company	1.38	9-29-2016	500,000	506,802
3M Company	2.00	6-26-2022	725,000	701,481
3M Company	5.70	3-15-2037	325,000	413,370
Danaher Corporation	2.30	6-23-2016	100,000	102,655
Danaher Corporation	3.90	6-23-2021	100,000	108,478
Danaher Corporation	5.40	3-1-2019	450,000	511,358
GATX Corporation	2.50	3-15-2019	167,000	168,040
GATX Corporation	3.50	7-15-2016	245,000	254,423
GATX Corporation	4.85	6-1-2021	100,000	110,835
General Electric Company	2.70	10-9-2022	3,000,000	2,990,934
General Electric Company	4.13	10-9-2042	750,000	770,756
General Electric Company	4.50	3-11-2044	3,000,000	3,262,758
General Electric Company	5.25	12-6-2017	1,600,000	1,776,730
				11,928,776

Machinery : 0.23%
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,008,541
Caterpillar Incorporated	2.60	6-26-2022	200,000	198,194
Caterpillar Incorporated	3.80	8-15-2042	650,000	632,917
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,083,849
Caterpillar Incorporated	4.30	5-15-2044	500,000	522,514
Caterpillar Incorporated	5.20	5-27-2041	555,000	655,795
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,166,233
Crane Company	2.75	12-15-2018	150,000	152,817
Cummins Incorporated	3.65	10-1-2023	167,000	178,331
Cummins Incorporated	4.88	10-1-2043	86,000	99,004
Deere & Company	2.60	6-8-2022	500,000	496,021
Deere & Company	3.90	6-9-2042	500,000	495,840
Deere & Company	4.38	10-16-2019	1,400,000	1,545,977
Deere & Company	5.38	10-16-2029	300,000	366,668
Dover Corporation	4.30	3-1-2021	500,000	552,547
Dover Corporation	5.38	10-15-2035	200,000	238,724
Dover Corporation	5.45	3-15-2018	100,000	112,049
Dover Corporation	6.60	3-15-2038	60,000	83,511
Flowserve Corporation	4.00	11-15-2023	107,000	110,568

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
IDEX Corporation	4.50%	12-15-2020	$100,000	$105,233
Illinois Tool Works Incorporated	0.90	2-25-2017	300,000	300,159
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	503,862
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	126,834
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	302,158
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	332,951
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	182,739
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,053,940
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	292,029
Joy Global Incorporated	6.00	11-15-2016	500,000	543,801
Kennametal Incorporated	2.65	11-1-2019	150,000	152,045
Kennametal Incorporated	3.88	2-15-2022	98,000	100,545
Parker Hannifin Corporation	3.50	9-15-2022	100,000	104,628
Parker Hannifin Corporation	5.50	5-15-2018	135,000	152,069
Parker Hannifin Corporation	6.25	5-15-2038	60,000	79,208
Snap-on Incorporated	6.13	9-1-2021	150,000	178,270
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	348,945
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	107,000
Wabtec Corporation	4.38	8-15-2023	100,000	106,342
				14,772,858

Professional Services : 0.01%
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	260,892
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	259,461
				520,353

Road & Rail : 0.32%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	298,297
Burlington Northern Santa Fe LLC	3.05	3-15-2022	1,000,000	1,011,209
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	304,559
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	211,698
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	522,607
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,022,209
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	308,234
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	312,913
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	139,843
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	549,367
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	220,344
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	339,859
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	397,676
Burlington Northern Santa Fe LLC	5.75	5-1-2040	550,000	666,737
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	827,348
Con-Way Incorporated	7.25	1-15-2018	350,000	398,631
CSX Corporation	3.40	8-1-2024	397,000	402,024
CSX Corporation	3.70	10-30-2020	250,000	266,161
CSX Corporation	4.10	3-15-2044	400,000	387,386
CSX Corporation	4.25	6-1-2021	200,000	218,630
CSX Corporation	4.50	8-1-2054	500,000	516,145
CSX Corporation	4.75	5-30-2042	230,000	244,536
CSX Corporation	5.60	5-1-2017	100,000	110,316
CSX Corporation	6.00	10-1-2036	300,000	376,268
CSX Corporation	6.15	5-1-2037	320,000	400,868
CSX Corporation	6.22	4-30-2040	200,000	255,347
CSX Corporation	7.38	2-1-2019	500,000	604,989
Kansas City Southern Railway Company	4.30	5-15-2043	200,000	200,326
Norfolk Southern Corporation	2.90	2-15-2023	886,000	874,829
Norfolk Southern Corporation	3.00	4-1-2022	500,000	505,648
Norfolk Southern Corporation	3.85	1-15-2024	200,000	211,633
Norfolk Southern Corporation	3.95	10-1-2042	120,000	116,969
Norfolk Southern Corporation	4.84	10-1-2041	685,000	754,810
Norfolk Southern Corporation	5.59	5-17-2025	53,000	63,082
Norfolk Southern Corporation	5.75	4-1-2018	1,100,000	1,247,335
Norfolk Southern Corporation	5.90	6-15-2019	65,000	75,444
Norfolk Southern Corporation	6.00	5-23-2111	500,000	635,423
Ryder System Incorporated	2.45	11-15-2018	350,000	354,136
Ryder System Incorporated	2.50	3-1-2017	200,000	204,233

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Ryder System Incorporated	3.50%	6-1-2017	$200,000	$209,691
Ryder System Incorporated	5.85	11-1-2016	250,000	271,583
Union Pacific Corporation	2.25	2-15-2019	200,000	204,111
Union Pacific Corporation	3.25	1-15-2025	250,000	254,389
Union Pacific Corporation	3.75	3-15-2024	200,000	213,565
Union Pacific Corporation	4.00	2-1-2021	500,000	549,119
Union Pacific Corporation	4.15	1-15-2045	250,000	255,983
Union Pacific Corporation	4.16	7-15-2022	437,000	480,901
Union Pacific Corporation	4.30	6-15-2042	250,000	260,511
Union Pacific Corporation	4.82	2-1-2044	947,000	1,066,657
Union Pacific Corporation	4.85	6-15-2044	200,000	226,065
				20,550,644

Trading Companies & Distributors : 0.03%
Air Lease Corporation	2.13	1-15-2018	500,000	493,750
Air Lease Corporation «	3.38	1-15-2019	1,250,000	1,270,313
				1,764,063

Information Technology : 1.28%
Communications Equipment : 0.15%
Cisco Systems Incorporated	1.10	3-3-2017	1,500,000	1,505,268
Cisco Systems Incorporated	2.90	3-4-2021	300,000	310,044
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,050,881
Cisco Systems Incorporated	3.63	3-4-2024	500,000	522,484
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,054,824
Cisco Systems Incorporated	4.95	2-15-2019	800,000	896,994
Cisco Systems Incorporated	5.50	2-22-2016	775,000	821,868
Cisco Systems Incorporated	5.50	1-15-2040	700,000	839,150
Cisco Systems Incorporated	5.90	2-15-2039	800,000	991,322
Harris Corporation	4.40	12-15-2020	300,000	323,211
Harris Corporation	5.95	12-1-2017	400,000	450,041
Juniper Networks Incorporated	3.10	3-15-2016	250,000	255,632
Motorola Incorporated	3.50	3-1-2023	550,000	542,171
Motorola Incorporated	7.50	5-15-2025	120,000	154,317
				9,718,207

Electronic Equipment, Instruments & Components : 0.05%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	153,254
Amphenol Corporation	2.55	1-30-2019	200,000	203,104
Amphenol Corporation	4.00	2-1-2022	300,000	316,245
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	327,874
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	114,482
Avnet Incorporated	5.88	6-15-2020	100,000	112,710
Avnet Incorporated	6.63	9-15-2016	300,000	327,619
Corning Incorporated	1.45	11-15-2017	400,000	401,316
Corning Incorporated	3.70	11-15-2023	113,000	117,065
Corning Incorporated	4.25	8-15-2020	250,000	275,218
Corning Incorporated	5.75	8-15-2040	150,000	174,837
Corning Incorporated	6.63	5-15-2019	20,000	23,872
Keysight Technologies Incorporated 144A	3.30	10-30-2019	250,000	250,437
Keysight Technologies Incorporated 144A	4.55	10-30-2024	250,000	250,520
Tech Data Corporation	3.75	9-21-2017	100,000	103,982
				3,152,535

Internet Software & Services : 0.05%
eBay Incorporated	1.35	7-15-2017	400,000	398,507
eBay Incorporated	2.60	7-15-2022	350,000	331,959
eBay Incorporated	2.88	8-1-2021	500,000	494,116
eBay Incorporated	3.25	10-15-2020	200,000	204,811
eBay Incorporated	3.45	8-1-2024	350,000	344,534
eBay Incorporated	4.00	7-15-2042	250,000	216,138
Google Incorporated	2.13	5-19-2016	500,000	512,087

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Internet Software & Services (continued)
Google Incorporated	3.38%	2-25-2024	$125,000	$130,466
Google Incorporated	3.63	5-19-2021	500,000	538,261
				3,170,879

IT Services : 0.28%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	104,813
Computer Sciences Corporation	4.45	9-15-2022	200,000	206,055
Computer Sciences Corporation	6.50	3-15-2018	425,000	478,533
Fiserv Incorporated	3.50	10-1-2022	400,000	403,910
Fiserv Incorporated	4.75	6-15-2021	500,000	554,961
Fiserv Incorporated	6.80	11-20-2017	100,000	114,271
IBM Corporation	0.45	5-6-2016	400,000	400,125
IBM Corporation	1.25	2-8-2018	500,000	497,672
IBM Corporation	1.63	5-15-2020	500,000	483,677
IBM Corporation	1.88	5-15-2019	500,000	500,316
IBM Corporation	1.88	8-1-2022	400,000	372,461
IBM Corporation	1.95	7-22-2016	725,000	740,754
IBM Corporation	1.95	2-12-2019	500,000	502,908
IBM Corporation	3.38	8-1-2023	1,400,000	1,435,678
IBM Corporation	3.63	2-12-2024	1,000,000	1,042,266
IBM Corporation	4.00	6-20-2042	500,000	484,567
IBM Corporation	5.60	11-30-2039	900,000	1,078,154
IBM Corporation	5.70	9-14-2017	1,000,000	1,122,653
IBM Corporation	5.88	11-29-2032	250,000	315,168
IBM Corporation	7.00	10-30-2025	300,000	396,998
IBM Corporation	7.63	10-15-2018	500,000	608,090
MasterCard Incorporated	3.38	4-1-2024	1,000,000	1,028,415
SAIC Incorporated	4.45	12-1-2020	500,000	476,438
SAIC Incorporated	5.95	12-1-2040	100,000	94,338
Total System Services Incorporated	2.38	6-1-2018	205,000	205,376
Total System Services Incorporated	3.75	6-1-2023	150,000	148,143
Western Union Company	2.88	12-10-2017	250,000	256,372
Western Union Company	5.25	4-1-2020	80,000	88,478
Western Union Company	5.93	10-1-2016	425,000	460,315
Western Union Company	6.20	11-17-2036	175,000	181,963
Western Union Company	6.20	6-21-2040	200,000	212,199
Xerox Corporation	2.95	3-15-2017	1,000,000	1,034,223
Xerox Corporation	4.50	5-15-2021	1,000,000	1,072,929
Xerox Corporation	5.63	12-15-2019	200,000	226,853
Xerox Corporation	6.35	5-15-2018	150,000	170,999
Xerox Corporation	6.40	3-15-2016	500,000	534,648
Xerox Corporation	6.75	2-1-2017	250,000	277,796
Xerox Corporation	6.75	12-15-2039	100,000	122,693
				18,436,208

Semiconductors & Semiconductor Equipment : 0.13%
Altera Corporation	2.50	11-15-2018	250,000	252,537
Analog Devices Incorporated	2.88	6-1-2023	150,000	144,740
Applied Materials Incorporated	2.65	6-15-2016	500,000	512,885
Applied Materials Incorporated	4.30	6-15-2021	300,000	328,169
Applied Materials Incorporated	5.85	6-15-2041	200,000	242,358
Broadcom Corporation	2.50	8-15-2022	250,000	242,417
Intel Corporation	1.35	12-15-2017	1,150,000	1,149,800
Intel Corporation	1.95	10-1-2016	600,000	612,791
Intel Corporation	2.70	12-15-2022	550,000	547,132
Intel Corporation	3.30	10-1-2021	847,000	889,426
Intel Corporation	4.00	12-15-2032	500,000	501,284
Intel Corporation	4.25	12-15-2042	250,000	252,052
Intel Corporation	4.80	10-1-2041	643,000	700,898
KLA Tencor Corporation	6.90	5-1-2018	300,000	348,446
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	197,057
Texas Instruments Incorporated	1.00	5-1-2018	200,000	197,001
Texas Instruments Incorporated	1.65	8-3-2019	250,000	246,007
Texas Instruments Incorporated	2.25	5-1-2023	250,000	236,996
Texas Instruments Incorporated	2.38	5-16-2016	300,000	308,075
Xilinx Incorporated	2.13	3-15-2019	250,000	249,031

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Incorporated	3.00%	3-15-2021	$250,000	$251,667
				8,410,769

Software : 0.32%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	360,939
Autodesk Incorporated	1.95	12-15-2017	250,000	251,538
Autodesk Incorporated	3.60	12-15-2022	250,000	246,687
CA Incorporated	5.38	12-1-2019	500,000	557,645
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	114,109
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	130,734
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	317,233
Intuit Incorporated	5.75	3-15-2017	200,000	219,736
Microsoft Corporation	1.63	12-6-2018	400,000	404,637
Microsoft Corporation	2.38	5-1-2023	1,000,000	986,235
Microsoft Corporation	3.00	10-1-2020	400,000	422,231
Microsoft Corporation	3.50	11-15-2042	500,000	464,537
Microsoft Corporation	3.63	12-15-2023	1,000,000	1,072,098
Microsoft Corporation	3.75	5-1-2043	47,000	45,954
Microsoft Corporation	4.00	2-8-2021	500,000	552,713
Microsoft Corporation	4.20	6-1-2019	375,000	414,372
Microsoft Corporation	4.50	10-1-2040	500,000	541,710
Microsoft Corporation	4.88	12-15-2043	200,000	232,254
Microsoft Corporation	5.20	6-1-2039	110,000	130,783
Microsoft Corporation	5.30	2-8-2041	500,000	603,491
Oracle Corporation	1.20	10-15-2017	1,350,000	1,351,482
Oracle Corporation	2.38	1-15-2019	600,000	613,382
Oracle Corporation	2.50	10-15-2022	800,000	778,570
Oracle Corporation	2.80	7-8-2021	1,500,000	1,522,043
Oracle Corporation	3.40	7-8-2024	1,000,000	1,029,550
Oracle Corporation	3.63	7-15-2023	400,000	420,316
Oracle Corporation	3.88	7-15-2020	350,000	379,266
Oracle Corporation	4.30	7-8-2034	1,000,000	1,045,247
Oracle Corporation	4.50	7-8-2044	500,000	530,280
Oracle Corporation	5.00	7-8-2019	600,000	677,826
Oracle Corporation	5.25	1-15-2016	850,000	895,361
Oracle Corporation	5.38	7-15-2040	1,350,000	1,589,165
Oracle Corporation	5.75	4-15-2018	1,000,000	1,136,879
Oracle Corporation	6.13	7-8-2039	200,000	255,071
Oracle Corporation	6.50	4-15-2038	250,000	331,459
Symantec Corporation	3.95	6-15-2022	200,000	197,590
Symantec Corporation	4.20	9-15-2020	300,000	310,735
				21,133,858

Technology Hardware, Storage & Peripherals : 0.30%
Apple Incorporated	0.45	5-3-2016	500,000	500,050
Apple Incorporated	1.00	5-3-2018	1,500,000	1,479,779
Apple Incorporated	2.40	5-3-2023	4,150,000	4,052,861
Apple Incorporated	3.45	5-6-2024	2,000,000	2,087,128
Apple Incorporated	3.85	5-4-2043	1,650,000	1,609,578
EMC Corporation	1.88	6-1-2018	950,000	946,964
EMC Corporation	2.65	6-1-2020	500,000	502,419
EMC Corporation	3.38	6-1-2023	850,000	848,581
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,023,505
Hewlett-Packard Company	2.65	6-1-2016	1,000,000	1,022,867
Hewlett-Packard Company	2.75	1-14-2019	500,000	502,802
Hewlett-Packard Company	3.00	9-15-2016	500,000	515,173
Hewlett-Packard Company	3.75	12-1-2020	250,000	257,032
Hewlett-Packard Company	4.05	9-15-2022	250,000	254,541
Hewlett-Packard Company	4.30	6-1-2021	500,000	523,715
Hewlett-Packard Company	4.38	9-15-2021	500,000	528,892
Hewlett-Packard Company «	4.65	12-9-2021	500,000	533,644
Hewlett-Packard Company	5.40	3-1-2017	500,000	543,438
Hewlett-Packard Company	5.50	3-1-2018	500,000	556,360
Hewlett-Packard Company	6.00	9-15-2041	475,000	528,829
Lexmark International Incorporated	6.65	6-1-2018	250,000	281,753

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp Incorporated	2.00%	12-15-2017	$250,000	$251,832
NetApp Incorporated	3.25	12-15-2022	250,000	245,201
				19,596,944

Materials : 0.76%
Chemicals : 0.44%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	131,386
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	56,003
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	255,836
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	359,606
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	165,527
Airgas Incorporated	2.90	11-15-2022	500,000	493,999
Albemarle Corporation	4.50	12-15-2020	300,000	325,951
Albemarle Corporation	5.45	12-1-2044	200,000	208,118
Cabot Corporation	5.00	10-1-2016	100,000	106,604
CF Industries Incorporated	3.45	6-1-2023	437,000	434,682
CF Industries Incorporated	4.95	6-1-2043	425,000	433,523
CF Industries Incorporated	5.15	3-15-2034	500,000	532,901
CF Industries Incorporated	5.38	3-15-2044	500,000	544,938
CF Industries Incorporated	6.88	5-1-2018	500,000	576,189
Dow Chemical Company	2.50	2-15-2016	125,000	127,603
Dow Chemical Company	3.00	11-15-2022	500,000	494,669
Dow Chemical Company	3.50	10-1-2024	250,000	249,611
Dow Chemical Company	4.13	11-15-2021	500,000	534,618
Dow Chemical Company	4.25	11-15-2020	575,000	621,377
Dow Chemical Company	4.25	10-1-2034	250,000	248,992
Dow Chemical Company	4.38	11-15-2042	500,000	486,241
Dow Chemical Company	5.25	11-15-2041	250,000	274,312
Dow Chemical Company	5.70	5-15-2018	197,000	221,530
Dow Chemical Company	7.38	11-1-2029	600,000	811,676
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,086,909
Dow Chemical Company	9.40	5-15-2039	385,000	624,835
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	514,309
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	492,309
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	531,047
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	294,606
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	444,064
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	222,933
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	322,659
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	271,846
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	30,386
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	719,938
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	324,297
Eastman Chemical Company	2.40	6-1-2017	400,000	407,786
Eastman Chemical Company	2.70	1-15-2020	300,000	303,522
Eastman Chemical Company	3.60	8-15-2022	400,000	409,654
Eastman Chemical Company	3.80	3-15-2025	750,000	768,125
Eastman Chemical Company	4.50	1-15-2021	500,000	542,739
Eastman Chemical Company	4.80	9-1-2042	200,000	202,123
Ecolab Incorporated	3.00	12-8-2016	500,000	518,230
Ecolab Incorporated	4.35	12-8-2021	500,000	549,115
Ecolab Incorporated	5.50	12-8-2041	300,000	353,186
FMC Corporation	3.95	2-1-2022	125,000	131,156
FMC Corporation	4.10	2-1-2024	250,000	260,786
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	99,259
Lubrizol Corporation	8.88	2-1-2019	250,000	315,085
Monsanto Company	2.75	4-15-2016	200,000	205,364
Monsanto Company	3.38	7-15-2024	1,000,000	1,014,243
Monsanto Company	3.60	7-15-2042	150,000	136,101
Monsanto Company	4.40	7-15-2044	600,000	616,975
Monsanto Company	4.70	7-15-2064	300,000	310,611
Monsanto Company	5.13	4-15-2018	500,000	556,779
Monsanto Company	5.50	8-15-2025	100,000	117,104
Mosaic Company	3.75	11-15-2021	115,000	119,683
Mosaic Company	4.25	11-15-2023	425,000	445,214
Mosaic Company	5.45	11-15-2033	304,000	338,495
Mosaic Company	5.63	11-15-2043	250,000	284,652

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
NewMarket Corporation	4.10%	12-15-2022	$50,000	$51,095
PPG Industries Incorporated	1.90	1-15-2016	50,000	50,603
PPG Industries Incorporated	2.30	11-15-2019	250,000	251,032
PPG Industries Incorporated	3.60	11-15-2020	100,000	104,969
PPG Industries Incorporated	5.50	11-15-2040	150,000	181,232
PPG Industries Incorporated	6.65	3-15-2018	300,000	346,123
Praxair Incorporated	1.05	11-7-2017	438,000	436,230
Praxair Incorporated	1.25	11-7-2018	100,000	98,372
Praxair Incorporated	2.20	8-15-2022	500,000	477,905
Praxair Incorporated	2.45	2-15-2022	200,000	195,681
Praxair Incorporated	2.70	2-21-2023	150,000	149,488
Praxair Incorporated	3.55	11-7-2042	150,000	142,146
Praxair Incorporated	4.05	3-15-2021	200,000	217,041
Praxair Incorporated	5.20	3-15-2017	50,000	54,721
Praxair Incorporated	5.38	11-1-2016	75,000	81,520
RPM International Incorporated	6.13	10-15-2019	200,000	229,763
RPM International Incorporated	6.50	2-15-2018	250,000	283,965
Sherwin-Williams Company	1.35	12-15-2017	250,000	249,550
Sherwin-Williams Company	4.00	12-15-2042	132,000	126,209
Valspar Corporation	4.20	1-15-2022	100,000	107,123
Valspar Corporation	7.25	6-15-2019	100,000	118,166
Westlake Chemical Corporation	3.60	7-15-2022	29,000	29,297
				28,564,248

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	142,793

Containers & Packaging : 0.03%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,862
Packaging Corporation of America	3.65	9-15-2024	1,000,000	998,498
Packaging Corporation of America	3.90	6-15-2022	200,000	205,267
Packaging Corporation of America	4.50	11-1-2023	550,000	583,497
Sonoco Products Company	4.38	11-1-2021	100,000	106,852
				1,905,976

Metals & Mining : 0.19%
Barrick North America Finance LLC	6.80	9-15-2018	250,000	282,829
Carpenter Technology Corporation	4.45	3-1-2023	80,000	82,316
Freeport-McMoRan Copper & Gold Incorporated	2.38	3-15-2018	2,500,000	2,516,113
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	2,000,000	1,953,292
Freeport-McMoRan Copper & Gold Incorporated	3.88	3-15-2023	750,000	738,845
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	300,000	301,909
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	300,000	305,439
Freeport-McMoRan Copper & Gold Incorporated	5.45	3-15-2043	850,000	856,026
Newmont Mining Corporation	3.50	3-15-2022	600,000	563,139
Newmont Mining Corporation	4.88	3-15-2042	500,000	424,975
Newmont Mining Corporation	5.13	10-1-2019	475,000	514,917
Newmont Mining Corporation	6.25	10-1-2039	475,000	468,479
Nucor Corporation	4.00	8-1-2023	189,000	198,324
Nucor Corporation	5.20	8-1-2043	200,000	216,175
Nucor Corporation	5.75	12-1-2017	500,000	556,536
Nucor Corporation	5.85	6-1-2018	150,000	169,614
Nucor Corporation	6.40	12-1-2037	200,000	246,840
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	150,986
Southern Copper Corporation	5.25	11-8-2042	500,000	461,375
Southern Copper Corporation	5.38	4-16-2020	90,000	98,892
Southern Copper Corporation	6.75	4-16-2040	440,000	475,904
Southern Copper Corporation	7.50	7-27-2035	600,000	692,250
				12,275,175

Paper & Forest Products : 0.10%
Domtar Corporation	4.40	4-1-2022	500,000	515,599
Georgia-Pacific LLC	7.25	6-1-2028	325,000	435,427
Georgia-Pacific LLC	8.00	1-15-2024	200,000	267,075

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Paper & Forest Products (continued)
Georgia-Pacific LLC	8.88%	5-15-2031	$500,000	$770,898
International Paper Company	3.65	6-15-2024	1,000,000	993,400
International Paper Company	4.75	2-15-2022	75,000	82,105
International Paper Company	4.80	6-15-2044	250,000	248,829
International Paper Company	6.00	11-15-2041	535,000	613,880
International Paper Company	7.30	11-15-2039	250,000	327,143
International Paper Company	7.50	8-15-2021	450,000	562,814
International Paper Company	7.95	6-15-2018	1,000,000	1,186,552
MeadWestvaco Corporation	7.95	2-15-2031	50,000	65,592
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	270,255
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	542,872
				6,882,441

Telecommunication Services : 0.96%
Diversified Telecommunication Services : 0.95%
AT&T Incorporated	0.80	12-1-2015	500,000	501,075
AT&T Incorporated	0.90	2-12-2016	250,000	249,784
AT&T Incorporated	1.40	12-1-2017	1,000,000	995,750
AT&T Incorporated	1.60	2-15-2017	500,000	504,590
AT&T Incorporated	1.70	6-1-2017	1,000,000	1,009,766
AT&T Incorporated	2.40	8-15-2016	620,000	634,862
AT&T Incorporated	2.63	12-1-2022	1,000,000	959,190
AT&T Incorporated	2.95	5-15-2016	1,150,000	1,183,917
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,494,876
AT&T Incorporated	3.88	8-15-2021	45,000	47,399
AT&T Incorporated	3.90	3-11-2024	500,000	518,378
AT&T Incorporated	4.30	12-15-2042	500,000	474,999
AT&T Incorporated	4.35	6-15-2045	1,500,000	1,424,679
AT&T Incorporated	4.45	5-15-2021	650,000	708,960
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,574,602
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,113,662
AT&T Incorporated	5.55	8-15-2041	60,000	67,217
AT&T Incorporated	5.60	5-15-2018	500,000	562,827
AT&T Incorporated	5.80	2-15-2019	800,000	916,635
AT&T Incorporated	6.15	9-15-2034	500,000	604,482
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,821,659
AT&T Incorporated	6.50	9-1-2037	970,000	1,211,499
AT&T Incorporated	6.55	2-15-2039	800,000	992,429
AT&T Incorporated	8.00	11-15-2031	536,000	794,668
Embarq Corporation	7.08	6-1-2016	1,000,000	1,079,194
Embarq Corporation	8.00	6-1-2036	1,500,000	1,668,750
Qwest Corporation	6.88	9-15-2033	300,000	302,533
Verizon Communications Incorporated	2.00	11-1-2016	500,000	509,412
Verizon Communications Incorporated	2.45	11-1-2022	600,000	569,051
Verizon Communications Incorporated	2.50	9-15-2016	447,000	459,540
Verizon Communications Incorporated	2.55	6-17-2019	1,000,000	1,018,071
Verizon Communications Incorporated 144A	2.63	2-21-2020	1,000,000	1,002,371
Verizon Communications Incorporated	3.00	11-1-2021	750,000	753,189
Verizon Communications Incorporated	3.45	3-15-2021	1,000,000	1,036,836
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,031,121
Verizon Communications Incorporated	3.65	9-14-2018	2,500,000	2,655,990
Verizon Communications Incorporated	3.85	11-1-2042	400,000	360,671
Verizon Communications Incorporated	4.15	3-15-2024	750,000	791,199
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,127,520
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,094,403
Verizon Communications Incorporated	4.75	11-1-2041	500,000	513,664
Verizon Communications Incorporated 144A	4.86	8-21-2046	2,830,000	2,959,563
Verizon Communications Incorporated	5.15	9-15-2023	4,500,000	5,066,582
Verizon Communications Incorporated	6.00	4-1-2041	500,000	599,710
Verizon Communications Incorporated	6.25	4-1-2037	250,000	302,820
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,167,906
Verizon Communications Incorporated	6.40	9-15-2033	2,864,000	3,553,038
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,246,739
Verizon Communications Incorporated	6.55	9-15-2043	6,500,000	8,418,982
Verizon Communications Incorporated	6.90	4-15-2038	500,000	651,574

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Global Funding Corporation	5.85%	9-15-2035	$600,000	$707,684
				62,016,018

Wireless Telecommunication Services : 0.01%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	101,527
CC Holdings GS V LLC	3.85	4-15-2023	500,000	499,139
				600,666

Utilities : 1.85%
Electric Utilities : 1.38%
Alabama Power Company	3.55	12-1-2023	250,000	263,873
Alabama Power Company	3.85	12-1-2042	200,000	198,043
Alabama Power Company	4.15	8-15-2044	150,000	154,153
Alabama Power Company	5.50	3-15-2041	65,000	79,555
Alabama Power Company	6.00	3-1-2039	500,000	645,981
Alabama Power Company	6.13	5-15-2038	105,000	139,689
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	197,861
Appalachian Power Company	5.80	10-1-2035	315,000	382,616
Appalachian Power Company	6.38	4-1-2036	300,000	384,355
Appalachian Power Company	7.00	4-1-2038	600,000	823,886
Appalachian Power Company	7.95	1-15-2020	250,000	316,698
Arizona Public Service Company	4.50	4-1-2042	100,000	108,736
Arizona Public Service Company	4.70	1-15-2044	250,000	280,729
Arizona Public Service Company	8.75	3-1-2019	500,000	634,785
Atlantic City Electric Company	7.75	11-15-2018	65,000	79,071
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	525,647
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	381,897
Carolina Power & Light Company	2.80	5-15-2022	250,000	250,453
Carolina Power & Light Company	5.25	12-15-2015	180,000	188,717
Carolina Power & Light Company	5.30	1-15-2019	500,000	566,574
CenterPoint Energy Houston	2.25	8-1-2022	300,000	288,633
CenterPoint Energy Houston	3.55	8-1-2042	250,000	234,464
CenterPoint Energy Houston	4.50	4-1-2044	250,000	272,376
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	355,249
Cleco Power LLC	6.00	12-1-2040	300,000	353,650
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	583,685
Columbus Southern Power Company	6.05	5-1-2018	200,000	227,213
Commonwealth Edison Company	2.15	1-15-2019	500,000	506,709
Commonwealth Edison Company	3.80	10-1-2042	100,000	97,069
Commonwealth Edison Company	4.70	1-15-2044	250,000	280,403
Commonwealth Edison Company	5.80	3-15-2018	500,000	567,927
Commonwealth Edison Company	5.90	3-15-2036	250,000	322,699
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	82,595
Connecticut Light & Power Company	5.65	5-1-2018	100,000	113,641
Connecticut Light & Power Company	6.35	6-1-2036	200,000	269,175
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	400,000	421,262
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	598,178
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	239,247
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	108,085
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	54,388
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	301,478
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	324,156
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	114,400
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	404,848
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	723,698
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	250,803
Dayton Power & Light Company	1.88	9-15-2016	75,000	75,793
Delmarva Power & Light Company	4.00	6-1-2042	300,000	303,266
Detroit Edison Company	2.65	6-15-2022	200,000	197,803
Detroit Edison Company	3.45	10-1-2020	500,000	528,655
DTE Electric Company	3.65	3-15-2024	150,000	158,558
DTE Electric Company	4.00	4-1-2043	500,000	502,107
DTE Electric Company	6.63	6-1-2036	250,000	345,469
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	764,220

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC	4.00%	9-30-2042	$250,000	$255,075
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	520,547
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	322,238
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	119,486
Duke Energy Corporation	3.05	8-15-2022	100,000	100,663
Duke Energy Corporation	3.95	10-15-2023	200,000	213,281
Duke Energy Corporation	6.45	10-15-2032	375,000	499,062
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	98,485
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	534,716
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	172,322
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	1,016,829
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	90,660
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	286,798
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	257,124
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	153,809
Duke Energy Progress Incorporated	4.15	12-1-2044	750,000	779,600
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	267,899
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	264,443
Entergy Corporation	4.70	1-15-2017	250,000	266,207
Entergy Corporation	5.13	9-15-2020	250,000	274,244
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	142,425
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	113,904
Entergy Louisiana LLC	4.05	9-1-2023	400,000	428,966
Entergy Louisiana LLC	5.40	11-1-2024	250,000	295,859
Entergy Texas Incorporated	7.13	2-1-2019	200,000	239,041
Exelon Corporation	5.63	6-15-2035	365,000	422,450
Exelon Generation Company LLC	4.25	6-15-2022	225,000	236,045
Exelon Generation Company LLC	5.20	10-1-2019	500,000	559,810
Exelon Generation Company LLC	5.60	6-15-2042	605,000	660,884
Exelon Generation Company LLC	6.25	10-1-2039	500,000	589,088
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	173,547
Florida Power & Light Company	3.25	6-1-2024	500,000	513,479
Florida Power & Light Company	4.05	6-1-2042	250,000	257,582
Florida Power & Light Company	4.13	2-1-2042	300,000	309,201
Florida Power & Light Company	5.25	2-1-2041	200,000	244,023
Florida Power & Light Company	5.63	4-1-2034	250,000	312,446
Florida Power & Light Company	5.65	2-1-2037	380,000	478,056
Florida Power & Light Company	5.69	3-1-2040	585,000	755,419
Florida Power & Light Company	5.85	5-1-2037	100,000	130,719
Florida Power & Light Company	5.95	2-1-2038	320,000	417,691
Florida Power & Light Company	5.96	4-1-2039	250,000	327,617
Florida Power & Light Company	6.20	6-1-2036	500,000	677,174
Florida Power Corporation	5.65	6-15-2018	300,000	341,797
Florida Power Corporation	5.65	4-1-2040	125,000	160,445
Florida Power Corporation	5.80	9-15-2017	200,000	224,794
Florida Power Corporation	6.40	6-15-2038	500,000	679,538
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	863,747
Georgia Power Company	4.25	12-1-2019	375,000	414,636
Georgia Power Company	4.30	3-15-2042	1,000,000	1,036,824
Georgia Power Company	4.30	3-15-2043	350,000	363,143
Georgia Power Company	5.40	6-1-2018	200,000	225,487
Georgia Power Company	5.40	6-1-2040	250,000	300,306
Georgia Power Company	5.95	2-1-2039	250,000	314,230
Georgia Power Company Series B	5.70	6-1-2017	100,000	111,155
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	55,898
Iberdrola International BV	6.75	7-15-2036	500,000	625,558
Indiana Michigan Power Company	3.20	3-15-2023	100,000	100,557
Indiana Michigan Power Company	7.00	3-15-2019	500,000	598,248
Interstate Power & Light Company	4.70	10-15-2043	300,000	335,761
Interstate Power & Light Company	6.25	7-15-2039	30,000	40,636
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	106,225
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	297,623
Kansas City Power & Light Company	3.15	3-15-2023	200,000	204,302
Kansas City Power & Light Company	6.38	3-1-2018	250,000	283,985
Kansas City Power & Light Company	7.15	4-1-2019	200,000	242,582
Kentucky Utilities Company	3.25	11-1-2020	500,000	524,692
Kentucky Utilities Company	5.13	11-1-2040	500,000	599,321
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	105,310
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	510,748

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
MidAmerican Energy Holdings Company	4.80%	9-15-2043	$300,000	$337,202
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	280,293
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	95,992
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	374,425
MidAmerican Energy Holdings Company	6.13	4-1-2036	700,000	877,160
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	656,999
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	205,260
Nevada Power Company	5.45	5-15-2041	120,000	148,287
Nevada Power Company	6.75	7-1-2037	200,000	279,111
Nevada Power Company	7.13	3-15-2019	300,000	361,114
Nevada Power Company Series O	6.50	5-15-2018	550,000	639,295
NiSource Finance Corporation	4.80	2-15-2044	850,000	899,348
NiSource Finance Corporation	5.25	9-15-2017	180,000	198,584
NiSource Finance Corporation	5.45	9-15-2020	415,000	474,753
NiSource Finance Corporation	5.65	2-1-2045	200,000	238,562
NiSource Finance Corporation	6.13	3-1-2022	100,000	119,693
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,146,672
NiSource Finance Corporation	6.80	1-15-2019	90,000	106,505
Northeast Utilities	1.45	5-1-2018	350,000	346,196
Northeast Utilities	2.80	5-1-2023	175,000	169,584
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	240,025
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	147,558
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	230,938
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	560,766
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	49,351
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	401,312
NSTAR Electric Company	2.38	10-15-2022	200,000	195,956
NSTAR Electric Company	4.40	3-1-2044	250,000	267,144
NSTAR Electric Company	5.50	3-15-2040	100,000	125,236
Oglethorpe Power Corporation	4.55	6-1-2044	1,000,000	1,023,839
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	345,970
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	188,468
Ohio Edison Company	6.88	7-15-2036	250,000	332,017
Ohio Edison Company	8.25	10-15-2038	200,000	313,140
Ohio Power Company	5.38	10-1-2021	65,000	75,893
Ohio Power Company	6.00	6-1-2016	250,000	268,562
Ohio Power Company	6.60	2-15-2033	194,000	254,288
Ohio Power Company	6.60	3-1-2033	150,000	194,920
Oklahoma Gas & Electric Company	4.55	3-15-2044	500,000	545,542
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	122,320
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	128,118
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	541,109
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	221,305
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	299,088
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	588,921
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	241,736
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	295,594
PacifiCorp	3.60	4-1-2024	250,000	260,818
PacifiCorp	4.10	2-1-2042	100,000	103,025
PacifiCorp	5.65	7-15-2018	600,000	685,904
PacifiCorp	5.75	4-1-2037	250,000	316,347
PacifiCorp	6.00	1-15-2039	500,000	642,815
PacifiCorp	6.25	10-15-2037	720,000	948,281
PECO Energy Company	2.38	9-15-2022	1,000,000	973,675
PECO Energy Company	4.15	10-1-2044	350,000	367,368
Portland General Electric Company	6.10	4-15-2019	250,000	292,128
Potomac Electric Power	3.60	3-15-2024	250,000	262,454
Potomac Electric Power	6.50	11-15-2037	200,000	276,576
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	100,438
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	502,100
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	260,802
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	213,136
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	130,436
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	273,678
PPL Electric Utilities	4.75	7-15-2043	150,000	169,399
PPL Electric Utilities	5.20	7-15-2041	200,000	242,894
PPL Electric Utilities	6.25	5-15-2039	45,000	61,297
Progress Energy Incorporated	3.15	4-1-2022	500,000	506,277

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Progress Energy Incorporated	4.10%	5-15-2042	$250,000	$256,253
Progress Energy Incorporated	4.40	1-15-2021	750,000	821,746
Progress Energy Incorporated	4.55	4-1-2020	75,000	83,493
Progress Energy Incorporated	6.00	12-1-2039	300,000	381,010
Progress Energy Incorporated	6.30	4-1-2038	50,000	66,418
Progress Energy Incorporated	7.00	10-30-2031	500,000	676,329
Progress Energy Incorporated	7.75	3-1-2031	300,000	428,022
PSEG Power LLC	2.45	11-15-2018	300,000	303,502
PSEG Power LLC	4.15	9-15-2021	250,000	265,825
PSEG Power LLC	4.30	11-15-2023	300,000	316,111
PSEG Power LLC	5.13	4-15-2020	280,000	313,789
PSEG Power LLC	8.63	4-15-2031	75,000	109,666
Public Service Company of Colorado	2.25	9-15-2022	100,000	96,021
Public Service Company of Colorado	2.50	3-15-2023	250,000	244,071
Public Service Company of Colorado	3.20	11-15-2020	300,000	315,272
Public Service Company of Colorado	3.60	9-15-2042	200,000	190,363
Public Service Company of Colorado	3.95	3-15-2043	125,000	128,936
Public Service Company of Colorado	4.30	3-15-2044	250,000	270,205
Public Service Company of Colorado	5.13	6-1-2019	50,000	56,961
Public Service Company of Colorado	6.25	9-1-2037	500,000	673,807
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	313,288
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	109,928
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	45,094
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	199,818
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	193,308
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	237,019
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	197,617
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	101,175
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,123,754
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	129,670
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	509,373
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	64,877
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	446,640
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	624,425
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	620,737
Southern California Edison Company	1.13	5-1-2017	1,000,000	999,924
Southern California Edison Company	3.88	6-1-2021	270,000	293,431
Southern California Edison Company	3.90	3-15-2043	150,000	148,475
Southern California Edison Company	4.05	3-15-2042	500,000	513,541
Southern California Edison Company	5.50	8-15-2018	500,000	568,862
Southern California Edison Company	5.50	3-15-2040	700,000	880,592
Southern California Edison Company	6.00	1-15-2034	100,000	129,734
Southern California Edison Company	6.05	3-15-2039	350,000	454,319
Southern California Edison Company Series 05-A	5.00	1-15-2016	100,000	105,030
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	217,371
Southern Company	2.15	9-1-2019	500,000	499,990
Southern Company	2.45	9-1-2018	180,000	184,809
Southwestern Electric Power Company	6.20	3-15-2040	50,000	63,646
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	108,710
Southwestern Public Service Company	6.00	10-1-2036	100,000	126,255
System Energy Resources	4.10	4-1-2023	150,000	156,542
Tampa Electric Company	2.60	9-15-2022	200,000	195,804
Tampa Electric Company	6.10	5-15-2018	100,000	114,828
Tampa Electric Company	6.15	5-15-2037	75,000	98,478
Toleda Edison Company	6.15	5-15-2037	50,000	61,179
TXU Electric Delivery Company	7.25	1-15-2033	75,000	107,668
Union Electric Company	3.90	9-15-2042	250,000	251,777
Union Electric Company	6.40	6-15-2017	500,000	560,464
Union Electric Company	8.45	3-15-2039	80,000	135,014
Virginia Electric & Power Company	3.45	2-15-2024	150,000	154,622
Virginia Electric & Power Company	4.00	1-15-2043	325,000	326,641
Virginia Electric & Power Company	4.45	2-15-2044	150,000	160,754
Virginia Electric & Power Company	5.00	6-30-2019	200,000	226,730
Virginia Electric & Power Company	8.88	11-15-2038	300,000	497,524
Virginia Electric & Power Company Series A	5.40	1-15-2016	600,000	631,495
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	777,884
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,049,727
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	130,059
Westar Energy Incorporated	4.10	4-1-2043	300,000	306,079

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Westar Energy Incorporated	8.63%	12-1-2018	$250,000	$312,406
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	150,823
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	385,234
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	126,485
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	194,051
Wisconsin Power & Light Company	4.10	10-15-2044	250,000	254,772
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	56,335
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	347,258
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	456,008
				90,201,535

Gas Utilities : 0.10%
Atmos Energy Corporation	4.13	10-15-2044	350,000	357,092
Atmos Energy Corporation	4.15	1-15-2043	161,000	166,911
Atmos Energy Corporation	5.50	6-15-2041	60,000	73,844
Atmos Energy Corporation	6.35	6-15-2017	50,000	56,335
Atmos Energy Corporation	8.50	3-15-2019	250,000	313,681
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	275,179
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	71,819
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	137,642
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	113,735
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	169,454
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	67,298
KeySpan Corporation	5.80	4-1-2035	125,000	151,283
Laclede Group Incorporated	4.70	8-15-2044	250,000	259,396
National Fuel Gas Company	3.75	3-1-2023	312,000	315,627
One Gas Incorporated	2.07	2-1-2019	100,000	100,893
One Gas Incorporated	3.61	2-1-2024	100,000	105,075
One Gas Incorporated	4.66	2-1-2044	50,000	55,818
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	451,842
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	56,301
Questar Corporation	2.75	2-1-2016	200,000	204,866
Sempra Energy	2.88	10-1-2022	200,000	194,540
Sempra Energy	3.55	6-15-2024	1,000,000	1,018,427
Sempra Energy	6.00	10-15-2039	300,000	376,351
Sempra Energy	6.50	6-1-2016	1,090,000	1,179,675
Southern California Gas Company	3.75	9-15-2042	200,000	194,935
Southern California Gas Company	5.13	11-15-2040	100,000	121,031
Southern California Gas Company	5.75	11-15-2035	75,000	97,304
				6,686,354

Independent Power & Renewable Electricity Producers : 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	111,367
Southern Power Company	5.15	9-15-2041	500,000	567,193
Southern Power Company	5.25	7-15-2043	120,000	137,193
Tri-State Generation & Transmission Association Incorporated 144A	3.70	11-1-2024	100,000	102,099
Tri-State Generation & Transmission Association Incorporated 144A	4.70	11-1-2044	100,000	103,749
				1,021,601

Multi-Utilities : 0.33%
Ameren Corporation	5.40	2-1-2016	75,000	78,933
Ameren Illinois Company	4.30	7-1-2044	1,000,000	1,042,876
Ameren Illinois Company	4.80	12-15-2043	100,000	113,147
Ameren Illinois Company	6.13	11-15-2017	100,000	114,045
Avista Corporation	5.13	4-1-2022	55,000	63,136
Berkshire Hathaway Energy	1.10	5-15-2017	300,000	298,118
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	251,611
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	519,558
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	454,916
Black Hills Corporation	4.25	11-30-2023	300,000	322,953
CMS Energy Corporation	3.88	3-1-2024	500,000	522,208
CMS Energy Corporation	4.70	3-31-2043	125,000	131,035
CMS Energy Corporation	5.05	3-15-2022	350,000	391,205
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	525,277

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Consumers Energy Company	3.38%	8-15-2023	$500,000	$517,245
Consumers Energy Company	3.95	5-15-2043	200,000	200,003
Consumers Energy Company	4.35	8-31-2064	150,000	153,404
Consumers Energy Company	5.65	9-15-2018	150,000	172,450
Consumers Energy Company	6.70	9-15-2019	500,000	604,746
Dominion Resources Incorporated	1.25	3-15-2017	500,000	500,342
Dominion Resources Incorporated	2.50	12-1-2019	188,000	189,763
Dominion Resources Incorporated	2.75	9-15-2022	200,000	196,734
Dominion Resources Incorporated	3.63	12-1-2024	300,000	305,095
Dominion Resources Incorporated	4.05	9-15-2042	250,000	237,195
Dominion Resources Incorporated	4.45	3-15-2021	100,000	109,797
Dominion Resources Incorporated	4.70	12-1-2044	250,000	260,296
Dominion Resources Incorporated	4.90	8-1-2041	60,000	65,698
Dominion Resources Incorporated	5.95	6-15-2035	225,000	281,037
Dominion Resources Incorporated	6.40	6-15-2018	750,000	862,304
Dominion Resources Incorporated	7.00	6-15-2038	500,000	684,098
Dominion Resources Incorporated Series A	5.60	11-15-2016	50,000	54,587
DTE Energy Company	3.85	12-1-2023	243,000	255,400
DTE Energy Company	6.35	6-1-2016	350,000	379,057
Integrys Energy Group	4.17	11-1-2020	200,000	215,180
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	150,865
NorthWestern Corporation	4.18	11-15-2044	300,000	308,641
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	109,843
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	242,258
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	656,805
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	186,898
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	551,312
Pacific Gas & Electric Company	4.30	3-15-2045	200,000	202,387
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	820,174
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	602,652
Pacific Gas & Electric Company	6.05	3-1-2034	1,100,000	1,385,238
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	131,884
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,221,791
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	282,622
Puget Energy Incorporated	6.00	9-1-2021	250,000	293,419
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	537,322
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	770,708
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	121,291
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	704,804
Scana Corporation	4.75	5-15-2021	250,000	272,452
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	127,556
Xcel Energy Incorporated	0.75	5-9-2016	200,000	200,020
Xcel Energy Incorporated	4.70	5-15-2020	250,000	279,885
Xcel Energy Incorporated	4.80	9-15-2041	250,000	273,975
				21,508,251

Water Utilities : 0.02%
American Water Capital Corporation	3.40	3-1-2025	300,000	304,891
American Water Capital Corporation	6.09	10-15-2017	750,000	841,863
				1,146,754

Total Corporate Bonds and Notes (Cost $1,257,054,921)				1,339,533,487

Foreign Government Bonds @: 24.62%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	2,200,000	2,081,796
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,250,000	2,253,670
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,300,000	2,140,475
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	305,319
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,350,000	1,373,934
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	2,150,000	1,893,532
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	2,300,000	2,140,161
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	2,600,000	2,629,872
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,800,000	1,604,544
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,200,000	1,182,078
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,750,000	1,455,168
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	1,050,000	885,382

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Australian Government Bond Series 139 (AUD)	3.25%	4-21-2025	1,000,000	$862,350
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	800,000	774,731
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,000,000	876,030
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,900,000	1,786,641
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	800,000	686,584
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	800,000	692,951
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	2,450,000	2,245,741
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	1,985,000	3,721,772
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	900,000	1,292,777
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	1,830,000	3,533,327
Belgium Government Bond Series 47 (EUR) 144A	3.25	9-28-2016	1,500,000	1,976,477
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,600,000	2,485,493
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,427,443
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,250,000	1,758,765
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,400,000	2,030,369
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	2,050,000	3,054,513
Belgium Government Bond Series 59 (EUR) 144A	2.75	3-28-2016	1,050,000	1,353,951
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,475,000	2,706,768
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,350,000	2,108,490
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	1,150,000	1,620,888
Belgium Government Bond Series 63 (EUR) 144A	3.50	6-28-2017	1,775,000	2,406,083
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	1,050,000	1,768,161
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,700,000	2,699,854
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	1,000,000	1,689,510
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,300,000	1,816,197
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,100,000	1,424,984
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	650,000	1,118,903
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,600,000	2,293,652
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,124,069
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	500,000	635,028
Bonos y Obligaciones del Estado (EUR)	2.10	4-30-2017	2,750,000	3,548,650
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,500,000	3,365,550
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	1,250,000	1,671,965
Bonos y Obligaciones del Estado (EUR)	3.30	7-30-2016	2,100,000	2,737,540
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	2,250,000	3,120,965
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	2,100,000	3,060,458
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	2,100,000	2,930,094
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	2,050,000	3,108,983
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	2,550,000	3,552,292
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,050,000	1,698,077
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	650,000	1,086,422
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,750,000	2,809,028
Bundesobligation Series 159 (EUR)	2.00	2-26-2016	1,950,000	2,487,044
Bundesobligation Series 160 (EUR)	2.75	4-8-2016	1,800,000	2,322,990
Bundesobligation Series 161 (EUR)	1.25	10-14-2016	1,850,000	2,356,165
Bundesobligation Series 162 (EUR)	0.75	2-24-2017	2,250,000	2,847,464
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	1,400,000	1,763,133
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	3,157,503
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	3,350,000	4,237,015
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,630,708
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	2,000,000	2,583,141
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	2,500,000	3,235,863
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,901,819
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,750,000	2,238,168
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	2,500,000	3,368,506
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,000,000	1,347,800
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	2,700,000	3,637,952
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	2,000,000	2,679,350
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,750,000	3,773,006
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	2,000,000	2,738,654
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,781,731
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	2,175,000	3,042,453
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,500,000	2,089,397
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,764,331
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,800,000	2,732,258
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	800,000	1,217,821
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	3,200,000	4,611,275
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,500,000	2,233,337

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland (EUR)	3.25%	7-4-2042	1,600,000	$2,753,784
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,600,000	3,233,387
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,450,492
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	2,200,000	4,313,168
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-2016	2,400,000	3,101,113
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,275,000	4,181,206
Bundesrepublik Deutschland Series 06 (EUR)	3.75	1-4-2017	2,200,000	2,953,335
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,200,000	2,911,726
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	1,500,000	2,098,561
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	4,303,099
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,550,000	3,242,258
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,550,000	3,679,369
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,000,000	2,881,449
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	2,600,000	3,729,061
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,650,000	3,734,529
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,250,000	3,108,898
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,800,000	3,490,230
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,604,432
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,000,000	2,067,740
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,378,503
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,732,183
Bundesschatzanweisungen (EUR) ¤	0.00	12-11-2015	1,000,000	1,244,648
Bundesschatzanweisungen (EUR)	0.25	3-11-2016	2,000,000	2,497,483
Bundesschatzanweisungen (EUR)	0.25	6-10-2016	2,000,000	2,498,902
Canadian Government Bond (CAD)	1.00	5-1-2016	1,000,000	874,639
Canadian Government Bond (CAD)	1.00	8-1-2016	2,400,000	2,099,554
Canadian Government Bond (CAD)	1.25	2-1-2016	1,500,000	1,315,605
Canadian Government Bond (CAD)	1.25	8-1-2017	2,000,000	1,756,675
Canadian Government Bond (CAD)	1.25	3-1-2018	950,000	832,926
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	700,285
Canadian Government Bond (CAD)	1.50	2-1-2017	1,500,000	1,325,466
Canadian Government Bond (CAD)	1.50	3-1-2017	1,000,000	884,107
Canadian Government Bond (CAD)	1.50	9-1-2017	2,500,000	2,210,770
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,327,683
Canadian Government Bond (CAD)	1.75	3-1-2019	1,500,000	1,335,812
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	977,826
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	443,846
Canadian Government Bond (CAD)	2.25	6-1-2025	500,000	448,584
Canadian Government Bond (CAD)	2.50	6-1-2024	1,300,000	1,199,537
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,351,967
Canadian Government Bond (CAD)	2.75	6-1-2022	1,450,000	1,365,084
Canadian Government Bond (CAD)	2.75	12-1-2048	300,000	281,403
Canadian Government Bond (CAD)	2.75	12-1-2064	500,000	479,723
Canadian Government Bond (CAD)	3.00	12-1-2015	950,000	847,144
Canadian Government Bond (CAD)	3.25	6-1-2021	2,750,000	2,658,357
Canadian Government Bond (CAD)	3.50	6-1-2020	900,000	872,431
Canadian Government Bond (CAD)	3.50	12-1-2045	1,600,000	1,725,326
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,548,149
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,187,672
Canadian Government Bond (CAD)	4.00	6-1-2017	500,000	469,560
Canadian Government Bond (CAD)	4.00	6-1-2041	1,750,000	1,997,714
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	966,396
Canadian Government Bond (CAD)	5.00	6-1-2037	1,450,000	1,838,961
Canadian Government Bond (CAD)	5.75	6-1-2029	1,150,000	1,452,645
Canadian Government Bond (CAD)	5.75	6-1-2033	1,500,000	1,988,356
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	255,055
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	858,463
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	292,340
Denmark Government Bond (DKK)	1.50	11-15-2023	7,500,000	1,346,363
Denmark Government Bond (DKK)	1.75	11-15-2025	3,000,000	544,172
Denmark Government Bond (DKK)	2.50	11-15-2016	5,850,000	1,025,720
Denmark Government Bond (DKK)	3.00	11-15-2021	9,750,000	1,925,641
Denmark Government Bond (DKK)	4.00	11-15-2017	6,000,000	1,120,635
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	2,068,532
Denmark Government Bond (DKK)	4.50	11-15-2039	13,200,000	3,556,124
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	674,574
France Government Bond (EUR)	0.25	11-25-2016	1,700,000	2,125,387
France Government Bond (EUR)	0.50	11-25-2019	2,500,000	3,147,338
France Government Bond (EUR)	1.00	5-25-2018	1,800,000	2,310,022

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
France Government Bond (EUR)	1.00%	11-25-2018	2,500,000	$3,216,359
France Government Bond (EUR)	1.00	5-25-2019	2,000,000	2,577,238
France Government Bond (EUR)	1.75	5-25-2023	2,750,000	3,710,003
France Government Bond (EUR)	1.75	11-25-2024	3,000,000	4,007,166
France Government Bond (EUR)	2.25	10-25-2022	1,950,000	2,726,183
France Government Bond (EUR)	2.25	5-25-2024	3,500,000	4,894,813
France Government Bond (EUR)	2.50	10-25-2020	3,600,000	5,038,517
France Government Bond (EUR)	2.50	5-25-2030	2,125,000	2,989,038
France Government Bond (EUR)	2.75	10-25-2027	4,250,000	6,169,791
France Government Bond (EUR)	3.00	4-25-2022	4,250,000	6,221,653
France Government Bond (EUR)	3.25	4-25-2016	4,050,000	5,267,558
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	5,909,766
France Government Bond (EUR)	3.25	5-25-2045	1,200,000	1,900,102
France Government Bond (EUR)	3.50	4-25-2020	3,400,000	4,954,816
France Government Bond (EUR)	3.50	4-25-2026	3,150,000	4,889,262
France Government Bond (EUR)	3.75	4-25-2017	4,900,000	6,640,926
France Government Bond (EUR)	3.75	10-25-2019	3,800,000	5,538,917
France Government Bond (EUR)	3.75	4-25-2021	3,250,000	4,895,060
France Government Bond (EUR)	4.00	4-25-2018	2,750,000	3,877,775
France Government Bond (EUR)	4.00	10-25-2038	3,000,000	5,236,674
France Government Bond (EUR)	4.00	4-25-2055	1,750,000	3,306,353
France Government Bond (EUR)	4.00	4-25-2060	1,150,000	2,201,594
France Government Bond (EUR)	4.25	10-25-2017	3,700,000	5,166,027
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	4,548,905
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	4,326,525
France Government Bond (EUR)	4.25	10-25-2023	3,750,000	6,061,434
France Government Bond (EUR)	4.50	4-25-2041	2,450,000	4,659,001
France Government Bond (EUR)	4.75	4-25-2035	2,150,000	4,044,552
France Government Bond (EUR)	5.00	10-25-2016	3,350,000	4,563,393
France Government Bond (EUR)	5.50	4-25-2029	2,150,000	4,094,943
France Government Bond (EUR)	5.75	10-25-2032	2,300,000	4,690,859
France Government Bond (EUR)	6.00	10-25-2025	1,600,000	2,998,300
France Government Bond (EUR)	8.25	4-25-2022	1,000,000	1,939,106
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,444,924
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	2,144,100
French Treasury Note (EUR)	1.00	7-25-2017	1,500,000	1,914,417
French Treasury Note (EUR)	1.75	2-25-2017	2,400,000	3,101,591
French Treasury Note (EUR)	2.25	2-25-2016	3,750,000	4,795,440
French Treasury Note (EUR)	2.50	7-25-2016	3,150,000	4,080,053
Italy Buoni Poliennali del Tesoro (EUR)	1.50	12-15-2016	2,000,000	2,538,147
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	2,000,000	2,549,097
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,500,000	1,941,574
Italy Buoni Poliennali del Tesoro (EUR)	2.25	5-15-2016	2,550,000	3,255,366
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	3,500,000	4,651,105
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	500,000	647,932
Italy Buoni Poliennali del Tesoro (EUR)	2.75	12-1-2015	350,000	445,574
Italy Buoni Poliennali del Tesoro (EUR)	2.75	11-15-2016	1,500,000	1,947,304
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	3,029,247
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	2,325,000	3,162,190
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	2,700,000	3,707,631
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,000,000	1,363,192
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,381,571
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,295,502
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	3,140,336
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	2,300,000	3,273,944
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,950,000	4,206,714
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	2,000,000	2,868,857
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	2,000,000	2,674,736
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	3,000,000	4,318,404
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,725,000	3,803,333
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,050,000	2,904,122
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	3,225,717
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,350,000	3,402,721
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,825,941
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,523,891
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	3,940,928
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,300,000	3,361,632
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,899,650

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	4.50%	3-1-2024	2,200,000	$3,336,196
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	4,300,000	6,527,702
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	3,345,934
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	2,250,000	3,078,718
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	4,000,000	5,486,381
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,694,884
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	3,250,000	4,997,543
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,500,000	2,318,503
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,600,000	2,470,542
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,376,929
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	2,550,000	4,017,290
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,500,000	4,005,649
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	2,200,000	3,521,881
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,504,550
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,770,093
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,850,000	4,634,599
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	3,176,448
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,500,000	3,976,719
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,600,000	2,778,591
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	3,800,000	6,717,598
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,050,000	3,663,428
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,779,108
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	1,230,000	2,433,722
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	12-31-2015	1,750,000	2,166,920
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	12,941,078
Japan Government Five Year Bond Series 093 (JPY)	0.50	12-20-2015	664,000,000	5,624,288
Japan Government Five Year Bond Series 094 (JPY)	0.60	12-20-2015	660,000,000	5,596,241
Japan Government Five Year Bond Series 096 (JPY)	0.50	3-20-2016	500,000,000	4,240,246
Japan Government Five Year Bond Series 097 (JPY)	0.40	6-20-2016	590,000,000	5,001,954
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	990,000,000	8,392,075
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	600,000,000	5,089,347
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	900,000,000	7,619,573
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	700,000,000	5,928,464
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	4,235,906
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,550,119
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	6,802,366
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	500,000,000	4,235,342
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	211,500,000	2,216,118
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	316,000,000	3,173,107
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	223,000,000	2,238,468
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	450,000,000	4,299,569
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	300,000,000	2,789,287
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	150,000,000	1,317,574
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	628,000,000	5,401,181
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	770,000,000	6,656,098
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	3,469,483
Japan Government Ten Year Bond Series 281 (JPY)	2.00	6-20-2016	770,000,000	6,688,806
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	1,745,000,000	15,151,253
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	630,000,000	5,492,706
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	700,000,000	6,127,138
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	800,000,000	7,047,860
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	6,175,767
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	740,000,000	6,516,228
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,182,710
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	175,000,000	1,536,141
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	3,555,588
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	550,000,000	4,923,151
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	2,676,391
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	5,599,637
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	4,662,648
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	4,865,940
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	4,434,069
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	375,000,000	3,352,652
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	5,558,710
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	3,124,594
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	8,680,760
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	4,454,466
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	1,250,000,000	11,161,804
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,137,732

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 307 (JPY)	1.30%	3-20-2020	350,000,000	$3,132,711
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	1,158,000,000	10,389,661
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	600,000,000	5,327,345
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	952,000,000	8,329,410
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	1,200,000,000	10,753,960
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	4,667,407
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	7,774,897
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	1,788,680
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	450,000,000	3,998,937
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	6,447,912
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	5,338,584
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	3,534,679
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,387,478
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	7,457,036
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,222,124
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	850,000,000	7,454,959
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	9,923,249
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	800,000,000	7,009,846
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	1,150,000,000	9,891,076
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	1,000,000,000	8,591,110
Japan Government Ten Year Bond Series 334 (JPY)	0.60	6-20-2024	1,000,000,000	8,580,492
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,017,298
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	436,628
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,285,642
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,276,785
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,536,368
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	150,000,000	1,551,625
Japan Government Thirty Year Bond Series 17 (JPY)	2.40	12-20-2034	110,000,000	1,120,766
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	890,500,000	8,937,207
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	425,000,000	4,394,630
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	375,000,000	3,879,337
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	190,000,000	1,906,129
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	260,000,000	2,652,692
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,454,107
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,382,514
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,333,396
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,120,807
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,533,201
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	590,000,000	5,972,429
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	570,000,000	5,676,051
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	490,000,000	4,698,339
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	250,000,000	2,348,626
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	325,000,000	2,988,365
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	475,000,000	4,265,602
Japan Government Twenty Year Bond Series 037 (JPY)	3.10	9-20-2017	250,000,000	2,288,064
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	395,000,000	3,531,460
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	4,059,099
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	962,161
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	629,000,000	5,878,047
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	3,881,068
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	2,852,187
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	560,000,000	5,313,091
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	937,358
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	917,257
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,251,913
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	4,095,993
Japan Government Twenty Year Bond Series 065 (JPY)	1.90	12-20-2023	250,000,000	2,393,768
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	678,000,000	6,502,310
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	493,000,000	4,929,938
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	998,500,000	9,701,058
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	2,893,813
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	455,000,000	4,480,395
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	380,000,000	3,822,281
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	3,777,830
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,497,973
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,278,403
Japan Government Twenty Year Bond Series 093 (JPY)	2.00	3-20-2027	420,000,000	4,122,349
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,670,810

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 097 (JPY)	2.20%	9-20-2027	200,000,000	$2,006,576
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	200,000,000	1,987,164
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,511,521
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,156,327
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	1,988,673
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,129,931
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	6,762,106
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,720,168
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,479,154
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,609,062
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,005,370
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	1,986,618
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	686,380
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,041,727
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,305,855
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,379,495
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,003,637
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,565,196
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,496,533
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	5,932,141
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,188,113
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	3,701,990
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	947,696
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	300,000,000	2,757,333
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	4,653,695
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	2,786,767
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	2,828,143
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	250,000,000	2,283,123
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	650,000,000	6,002,326
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	500,000,000	4,535,919
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	600,000,000	5,344,550
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	6,042,585
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	200,000,000	1,828,781
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	500,000,000	4,890,288
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	325,000,000	3,167,275
Japan Government Two Year Bond Series 339 (JPY)	0.10	4-15-2016	200,000,000	1,687,471
Japan Government Two Year Bond Series 340 (JPY)	0.10	5-15-2016	400,000,000	3,375,188
Japan Government Two Year Bond Series 343 (JPY)	0.10	8-15-2016	700,000,000	5,907,925
Netherlands Government Bond (EUR)144A ¤	0.00	4-15-2016	1,650,000	2,053,148
Netherlands Government Bond (EUR)	0.25	1-15-2020	350,000	436,545
Netherlands Government Bond (EUR)	0.50	4-15-2017	1,025,000	1,289,947
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,850,000	2,389,152
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,750,000	2,280,521
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,900,000	2,575,356
Netherlands Government Bond (EUR)	2.00	7-15-2024	1,500,000	2,069,183
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,700,000	2,386,365
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,650,000	2,161,296
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,684,239
Netherlands Government Bond (EUR)	2.75	1-15-2047	575,000	911,726
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,500,000	2,215,748
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,900,000	2,792,183
Netherlands Government Bond (EUR)	3.75	1-15-2023	1,100,000	1,709,647
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,650,000	3,045,449
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	1,450,000	1,920,806
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,750,000	2,488,248
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	2,123,873
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,428,000	2,618,327
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	2,224,186
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,510,000	2,882,499
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	645,727
Spain Government Bond (EUR)	3.15	1-31-2016	2,000,000	2,568,048
Spain Government Bond (EUR)	3.25	4-30-2016	2,300,000	2,976,697
Spain Government Bond (EUR)	3.80	1-31-2017	2,400,000	3,200,005
Spain Government Bond (EUR)	4.00	4-30-2020	2,525,000	3,628,938
Spain Government Bond (EUR)	4.20	1-31-2037	1,900,000	2,810,598
Spain Government Bond (EUR)	4.25	10-31-2016	2,600,000	3,469,470
Spain Government Bond (EUR)	4.30	10-31-2019	2,250,000	3,253,949
Spain Government Bond (EUR)	4.60	7-30-2019	2,000,000	2,909,879
Spain Government Bond (EUR)	4.65	7-30-2025	1,550,000	2,402,884

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Spain Government Bond (EUR)	4.70%	7-30-2041	1,400,000	$2,201,442
Spain Government Bond (EUR)	4.80	1-31-2024	1,650,000	2,579,619
Spain Government Bond (EUR)	4.85	10-31-2020	1,700,000	2,562,443
Spain Government Bond (EUR)	4.90	7-30-2040	1,250,000	2,033,677
Spain Government Bond (EUR)	5.50	7-30-2017	2,100,000	2,950,580
Spain Government Bond (EUR)	5.50	4-30-2021	2,950,000	4,636,294
Spain Government Bond (EUR)	5.75	7-30-2032	1,750,000	3,093,522
Spain Government Bond (EUR)	5.85	1-31-2022	2,250,000	3,654,386
Spain Government Bond (EUR)	5.90	7-30-2026	2,150,000	3,663,747
Spain Government Bond (EUR)	6.00	1-31-2029	2,100,000	3,672,032
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	7,590,000	1,288,939
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	5,800,000	815,656
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	6,000,000	885,495
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	10,500,000	1,652,294
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	4,250,000	774,038
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	6,200,000	1,001,464
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	149,052
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	8,000,000	1,128,093
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	4,750,000	729,406
United Kingdom Gilt (GBP)	1.00	9-7-2017	5,250,000	8,256,245
United Kingdom Gilt (GBP)	1.25	7-22-2018	3,900,000	6,141,360
United Kingdom Gilt (GBP)	1.75	1-22-2017	3,300,000	5,286,825
United Kingdom Gilt (GBP)	1.75	7-22-2019	3,250,000	5,192,388
United Kingdom Gilt (GBP)	1.75	9-7-2022	4,000,000	6,279,775
United Kingdom Gilt (GBP)	2.00	1-22-2016	2,950,000	4,693,943
United Kingdom Gilt (GBP)	2.25	9-7-2023	1,750,000	2,832,413
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,500,000	4,194,688
United Kingdom Gilt (GBP)	3.25	1-22-2044	4,450,000	7,768,809
United Kingdom Gilt (GBP)	3.50	7-22-2068	1,125,000	2,175,095
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,950,000	5,147,480
United Kingdom Gilt (GBP)	3.75	9-7-2020	3,000,000	5,296,613
United Kingdom Gilt (GBP)	3.75	9-7-2021	3,400,000	6,070,383
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,450,000	4,817,149
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,400,000	5,642,773
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,600,000	6,558,799
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,800,000	5,936,296
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,713,732
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,500,000	6,912,515
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,450,000	4,896,812
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,850,000	3,758,736
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,691,009
United Kingdom Gilt (GBP)	4.25	12-7-2046	2,350,000	4,942,753
United Kingdom Gilt (GBP)	4.25	12-7-2049	2,050,000	4,380,087
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,525,000	5,540,549
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,725,000	6,641,411
United Kingdom Gilt (GBP)	4.50	9-7-2034	3,400,000	6,976,555
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,575,000	5,516,637
United Kingdom Gilt (GBP)	4.75	3-7-2020	3,375,000	6,189,571
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,100,000	8,488,225
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,550,000	5,533,996
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	5,664,835
United Kingdom Gilt (GBP)	5.00	3-7-2025	3,300,000	6,639,783
United Kingdom Gilt (GBP)	6.00	12-7-2028	3,400,000	7,784,171
United Kingdom Gilt (GBP)	8.00	12-7-2015	1,150,000	1,936,658
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,300,000	5,049,715
United Kingdom Gilt (GBP)	8.75	8-25-2017	1,300,000	2,475,499
Total Foreign Government Bonds (Cost $1,714,419,163)				1,604,438,147

U.S. Treasury Securities : 22.78%
U.S. Treasury Bond	2.75	8-15-2042	$7,000,000	6,802,033
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	8,009,587
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	9,296,677
U.S. Treasury Bond	3.00	5-15-2042	2,000,000	2,046,406
U.S. Treasury Bond	3.00	11-15-2044	3,250,000	3,300,781
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,304,218
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,359,337
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,523,925

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.13%	8-15-2044	$7,500,000	$7,834,568
U.S. Treasury Bond	3.38	5-15-2044	9,000,000	9,847,971
U.S. Treasury Bond	3.50	2-15-2039	4,500,000	5,042,462
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	7,435,896
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,158,417
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	7,050,936
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	11,693,750
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	8,354,066
U.S. Treasury Bond	4.25	5-15-2039	2,000,000	2,514,376
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	12,024,179
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,234,668
U.S. Treasury Bond	4.38	11-15-2039	800,000	1,025,562
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	8,050,781
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	2,991,079
U.S. Treasury Bond	4.50	5-15-2038	600,000	780,375
U.S. Treasury Bond	4.50	8-15-2039	5,600,000	7,301,874
U.S. Treasury Bond	4.63	2-15-2040	6,500,000	8,641,445
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	2,085,113
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	7,101,250
U.S. Treasury Bond	5.00	5-15-2037	300,000	417,586
U.S. Treasury Bond	5.38	2-15-2031	1,500,000	2,068,712
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,358,047
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,575,321
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,403,500
U.S. Treasury Bond	6.25	5-15-2030	1,000,000	1,482,500
U.S. Treasury Bond	6.38	8-15-2027	400,000	576,250
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,156,837
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,383,660
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,186,718
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,167,734
U.S. Treasury Note	0.25	12-15-2015	2,500,000	2,501,758
U.S. Treasury Note	0.25	2-29-2016	15,000,000	15,007,035
U.S. Treasury Note	0.25	4-15-2016	4,000,000	4,002,188
U.S. Treasury Note	0.25	5-15-2016	7,000,000	7,000,546
U.S. Treasury Note	0.38	1-15-2016	4,000,000	4,007,812
U.S. Treasury Note	0.38	2-15-2016	6,000,000	6,012,654
U.S. Treasury Note	0.38	3-15-2016	6,000,000	6,012,186
U.S. Treasury Note	0.38	3-31-2016	2,000,000	2,003,438
U.S. Treasury Note	0.38	5-31-2016	13,000,000	13,021,333
U.S. Treasury Note	0.50	6-15-2016	10,000,000	10,035,160
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,963,670
U.S. Treasury Note	0.63	7-15-2016	25,000,000	25,125,000
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,975,000
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,853,744
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,538,250
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,942,500
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,000,000
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,919,066
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,959,375
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,468,556
U.S. Treasury Note	0.88	9-15-2016	4,000,000	4,034,064
U.S. Treasury Note	0.88	12-31-2016	5,000,000	5,035,155
U.S. Treasury Note	0.88	1-31-2017	10,000,000	10,064,840
U.S. Treasury Note	0.88	2-28-2017	20,000,000	20,128,120
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,035,000
U.S. Treasury Note	0.88	5-15-2017	5,000,000	5,022,655
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,984,765
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,437,500
U.S. Treasury Note	1.00	8-31-2016	10,000,000	10,108,590
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,106,250
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,052,735
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,099,372
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,979,763
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,541,025
U.S. Treasury Note	1.00	9-30-2019	23,500,000	22,984,105
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,757,810
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,903,125
U.S. Treasury Note	1.25	10-31-2018	10,000,000	10,009,380
U.S. Treasury Note	1.25	11-30-2018	10,000,000	10,000,780

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	1-31-2019	$2,500,000	$2,493,165
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,938,128
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,846,090
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,094,530
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,042,970
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,073,051
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,034,380
U.S. Treasury Note	1.38	2-28-2019	5,000,000	5,008,595
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,975,625
U.S. Treasury Note	1.38	5-31-2020	10,000,000	9,874,220
U.S. Treasury Note	1.50	6-30-2016	5,000,000	5,094,530
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,288,285
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,146,256
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,055,237
U.S. Treasury Note	1.50	5-31-2019	25,000,000	25,113,275
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,225,000
U.S. Treasury Note	1.63	8-31-2019	5,000,000	5,034,180
U.S. Treasury Note	1.63	8-15-2022	6,100,000	5,948,927
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,150,388
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,221,880
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,400,393
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,193,363
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,687,889
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,172,500
U.S. Treasury Note	2.00	1-31-2016	9,000,000	9,187,731
U.S. Treasury Note	2.00	4-30-2016	8,500,000	8,712,500
U.S. Treasury Note	2.00	7-31-2020	6,000,000	6,109,688
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,146,880
U.S. Treasury Note	2.00	5-31-2021	5,000,000	5,051,955
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,131,248
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,979,375
U.S. Treasury Note	2.13	12-31-2015	19,000,000	19,390,393
U.S. Treasury Note	2.13	2-29-2016	4,000,000	4,094,688
U.S. Treasury Note	2.13	8-31-2020	4,500,000	4,608,986
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,163,280
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,132,810
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,797,660
U.S. Treasury Note	2.25	3-31-2021	15,000,000	15,400,785
U.S. Treasury Note	2.25	7-31-2021	7,000,000	7,162,695
U.S. Treasury Note	2.25	11-15-2024	5,000,000	5,021,875
U.S. Treasury Note	2.38	3-31-2016	22,500,000	23,139,855
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,648,477
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,222,265
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,354,376
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,269,535
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,703,904
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,738,732
U.S. Treasury Note	2.50	5-15-2024	15,500,000	15,968,627
U.S. Treasury Note	2.63	2-29-2016	2,500,000	2,574,220
U.S. Treasury Note	2.63	4-30-2016	2,500,000	2,584,180
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,206,248
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,789,608
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,616,872
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,500,780
U.S. Treasury Note	2.75	11-30-2016	24,000,000	25,081,872
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,204,688
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,331,404
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,224,376
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,943,168
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,331,916
U.S. Treasury Note	2.75	2-15-2024	25,000,000	26,318,350
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,303,125
U.S. Treasury Note	3.00	8-31-2016	13,500,000	14,115,938
U.S. Treasury Note	3.00	9-30-2016	5,000,000	5,234,375
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,161,484
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,304,686
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,276,170
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,177,423

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	3.13%	5-15-2019	$8,000,000	$8,603,128
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,318,436
U.S. Treasury Note	3.25	5-31-2016	4,000,000	4,178,752
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,231,640
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,240,625
U.S. Treasury Note	3.25	12-31-2016	26,500,000	27,990,625
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,304,295
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,721,872
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,398,830
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,992,970
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,445,545
U.S. Treasury Note	3.63	2-15-2020	38,000,000	41,987,036
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,189,060
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,684,138
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,288,282
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,788,153
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,392,812
U.S. Treasury Note	4.50	2-15-2016	6,000,000	6,308,904
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,185,938
U.S. Treasury Note	4.63	11-15-2016	25,000,000	27,017,575
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,444,530
U.S. Treasury Note	4.75	8-15-2017	23,000,000	25,440,162
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,691,210
U.S. Treasury Note	5.13	5-15-2016	2,000,000	2,141,406
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,679,609
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,170,936
U.S. Treasury Note	7.25	5-15-2016	2,500,000	2,751,563
U.S. Treasury Note	7.25	8-15-2022	1,000,000	1,383,281
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,272,032
U.S. Treasury Note	7.50	11-15-2024	2,000,000	2,962,656
U.S. Treasury Note	7.88	2-15-2021	500,000	681,133
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,749,291
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,762,594
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,295,133
U.S. Treasury Note	8.75	5-15-2017	2,500,000	2,991,603
U.S. Treasury Note	8.75	8-15-2020	400,000	555,250
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,551,416
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,574,437
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,697,726
Total U.S. Treasury Securities (Cost $1,438,915,068)				1,484,819,546

Yankee Corporate Bonds and Notes : 3.97%
Consumer Discretionary : 0.05%
Media : 0.05%
Grupo Televisa SA	5.00	5-13-2045	500,000	507,020
Grupo Televisa SA	6.00	5-15-2018	250,000	280,795
Grupo Televisa SA	6.63	1-15-2040	500,000	605,553
WPP Finance 2010	3.63	9-7-2022	350,000	357,171
WPP Finance 2010	3.75	9-19-2024	1,000,000	1,010,783
WPP Finance 2010	5.63	11-15-2043	200,000	224,009
				2,985,331

Consumer Staples : 0.07%
Beverages : 0.07%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	504,250
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	314,805
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	219,922
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	343,554
Diageo Capital plc	0.63	4-29-2016	400,000	399,604
Diageo Capital plc	1.13	4-29-2018	500,000	493,464
Diageo Capital plc	2.63	4-29-2023	300,000	292,104
Diageo Capital plc	3.88	4-29-2043	230,000	221,737
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,178,672
Diageo Capital plc	5.88	9-30-2036	175,000	218,408

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Fomento Economico Mexicano SAB de CV	2.88%	5-10-2023	$200,000	$188,012
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	140,692
				4,515,224

Energy : 0.71%
Energy Equipment & Services : 0.04%
Ensco plc	3.25	3-15-2016	1,250,000	1,284,903
Ensco plc	4.50	10-1-2024	500,000	502,625
Ensco plc	4.70	3-15-2021	500,000	525,408
Weatherford International Limited	4.50	4-15-2022	300,000	297,062
				2,609,998

Oil, Gas & Consumable Fuels : 0.67%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	446,452
Alberta Energy Company Limited	8.13	9-15-2030	150,000	201,728
BP Capital Markets plc	1.38	11-6-2017	400,000	398,564
BP Capital Markets plc	1.38	5-10-2018	350,000	345,585
BP Capital Markets plc	1.85	5-5-2017	500,000	507,557
BP Capital Markets plc	2.24	5-10-2019	400,000	402,983
BP Capital Markets plc	2.25	11-1-2016	500,000	512,376
BP Capital Markets plc	2.50	11-6-2022	500,000	471,537
BP Capital Markets plc	2.75	5-10-2023	600,000	574,034
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,030,143
BP Capital Markets plc	3.25	5-6-2022	750,000	748,624
BP Capital Markets plc	3.81	2-10-2024	500,000	514,493
BP Capital Markets plc	4.50	10-1-2020	500,000	545,394
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,113,835
BP Capital Markets plc	4.75	3-10-2019	450,000	498,439
Canadian Natural Resources Limited	3.90	2-1-2025	300,000	305,746
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,267,483
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	647,428
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	598,976
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	244,883
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	251,424
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	238,486
Cenovus Energy Incorporated	5.70	10-15-2019	700,000	795,142
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	628,136
Enbridge Incorporated	3.50	6-10-2024	1,000,000	986,219
Enbridge Incorporated	5.60	4-1-2017	100,000	109,625
Encana Corporation	5.15	11-15-2041	500,000	521,656
Encana Corporation	5.90	12-1-2017	300,000	336,137
Encana Corporation	6.50	5-15-2019	400,000	466,428
Encana Corporation	6.50	8-15-2034	250,000	300,160
Encana Corporation	6.50	2-1-2038	350,000	421,254
Husky Energy Incorporated	4.00	4-15-2024	500,000	508,086
Husky Energy Incorporated	6.80	9-15-2037	100,000	126,868
Husky Energy Incorporated	7.25	12-15-2019	565,000	676,981
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	152,103
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	142,296
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	198,940
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	256,946
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	175,950
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	191,137
Petro-Canada	5.95	5-15-2035	700,000	841,590
Petro-Canada	6.80	5-15-2038	400,000	526,478
Suncor Energy Incorporated	3.60	12-1-2024	600,000	606,392
Suncor Energy Incorporated	5.95	12-1-2034	75,000	90,861
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,029,511
Suncor Energy Incorporated	6.50	6-15-2038	400,000	515,399
Suncor Energy Incorporated	6.85	6-1-2039	250,000	332,813
Talisman Energy Incorporated	3.75	2-1-2021	150,000	145,390
Talisman Energy Incorporated	5.50	5-15-2042	1,000,000	926,780
Talisman Energy Incorporated	6.25	2-1-2038	400,000	404,872
Talisman Energy Incorporated	7.75	6-1-2019	415,000	489,084

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital Canada Limited	2.75%	7-15-2023	$350,000	$342,278
Total Capital International SA	1.00	1-10-2017	200,000	200,121
Total Capital International SA	1.50	2-17-2017	500,000	505,538
Total Capital International SA	1.55	6-28-2017	500,000	504,657
Total Capital International SA	2.13	1-10-2019	500,000	504,757
Total Capital International SA	2.70	1-25-2023	350,000	343,754
Total Capital International SA	2.88	2-17-2022	1,000,000	1,002,710
Total Capital International SA	3.70	1-15-2024	1,000,000	1,039,017
Total Capital International SA	3.75	4-10-2024	500,000	524,010
Total Capital SA	2.30	3-15-2016	500,000	510,991
Total Capital SA	4.13	1-28-2021	100,000	109,622
Total Capital SA	4.25	12-15-2021	250,000	275,152
Total Capital SA	4.45	6-24-2020	500,000	553,845
TransCanada PipeLines Limited	0.75	1-15-2016	300,000	299,990
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	482,067
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	258,431
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	316,101
TransCanada PipeLines Limited	4.63	3-1-2034	1,000,000	1,044,889
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	544,523
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	115,650
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	367,198
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	702,512
TransCanada PipeLines Limited ±	6.35	5-15-2067	500,000	497,500
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,787,223
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	705,058
Transocean Incorporated «	3.80	10-15-2022	300,000	259,359
Transocean Incorporated	5.05	12-15-2016	500,000	515,082
Transocean Incorporated	6.00	3-15-2018	600,000	631,252
Transocean Incorporated	6.38	12-15-2021	500,000	498,649
Transocean Incorporated «	6.50	11-15-2020	300,000	297,173
Transocean Incorporated «	6.80	3-15-2038	450,000	393,622
Transocean Incorporated	7.50	4-15-2031	220,000	216,922
Weatherford International Limited	5.13	9-15-2020	200,000	214,220
Weatherford International Limited	5.95	4-15-2042	250,000	244,861
Weatherford International Limited	6.00	3-15-2018	100,000	110,496
Weatherford International Limited	6.50	8-1-2036	300,000	314,294
Weatherford International Limited	6.75	9-15-2040	300,000	327,216
Weatherford International Limited	7.00	3-15-2038	50,000	54,889
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,250,754
				43,635,787

Financials : 1.81%
Banks : 1.19%
Australia & New Zealand Banking Group Limited	0.90	2-12-2016	500,000	502,355
Australia & New Zealand Banking Group Limited	1.25	1-10-2017	250,000	251,148
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	248,396
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	253,767
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,008,489
Bancolombia SA	5.95	6-3-2021	1,000,000	1,105,000
Bank of Montreal	1.30	7-14-2017	1,000,000	1,002,284
Bank of Montreal	1.40	9-11-2017	1,000,000	1,006,774
Bank of Montreal	2.50	1-11-2017	500,000	515,047
Bank of Montreal	2.55	11-6-2022	1,000,000	973,787
Bank of Nova Scotia	1.10	12-13-2016	500,000	502,126
Bank of Nova Scotia	1.25	4-11-2017	1,000,000	1,002,294
Bank of Nova Scotia	1.30	7-21-2017	300,000	300,613
Bank of Nova Scotia	1.38	12-18-2017	500,000	498,135
Bank of Nova Scotia	1.45	4-25-2018	500,000	495,727
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,788
Bank of Nova Scotia	2.55	1-12-2017	750,000	774,096
Bank of Nova Scotia	2.80	7-21-2021	750,000	754,455
Bank of Nova Scotia	2.90	3-29-2016	500,000	514,832
Bank of Nova Scotia	4.38	1-13-2021	500,000	555,125
Barclays Bank plc	2.50	2-20-2019	500,000	507,814
Barclays Bank plc	3.75	5-15-2024	1,000,000	1,027,030
Barclays Bank plc	5.00	9-22-2016	900,000	964,600
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,129,724

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Barclays Bank plc	5.14%	10-14-2020	$800,000	$878,756
BNP Paribas	1.25	12-12-2016	294,000	295,157
BNP Paribas	1.38	3-17-2017	500,000	500,898
BNP Paribas	2.40	12-12-2018	600,000	609,933
BNP Paribas	2.45	3-17-2019	500,000	507,544
BNP Paribas	2.70	8-20-2018	1,000,000	1,029,628
BNP Paribas	3.25	3-3-2023	500,000	508,959
BNP Paribas	3.60	2-23-2016	1,000,000	1,033,368
BNP Paribas	4.25	10-15-2024	400,000	407,356
BNP Paribas	5.00	1-15-2021	1,150,000	1,300,757
BPCE SA	1.63	2-10-2017	1,000,000	1,005,710
BPCE SA	2.50	7-15-2019	1,000,000	1,008,858
BPCE SA	4.00	4-15-2024	500,000	522,085
Canadian Imperial Bank	1.35	7-18-2016	200,000	202,103
Canadian Imperial Bank	1.55	1-23-2018	300,000	300,505
Canadian Imperial Bank	2.35	12-11-2015	500,000	509,326
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	554,560
Corpbanca 144A	3.88	9-22-2019	600,000	608,596
Credit Suisse (New York)	3.00	10-29-2021	1,000,000	1,001,143
Credit Suisse (New York)	3.63	9-9-2024	1,500,000	1,533,651
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,093,566
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,700,891
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,689,899
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,071,219
HSBC Holdings plc	4.25	3-14-2024	1,000,000	1,040,829
HSBC Holdings plc	4.88	1-14-2022	250,000	280,709
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,136,262
HSBC Holdings plc	5.25	3-14-2044	1,000,000	1,110,860
HSBC Holdings plc	6.10	1-14-2042	500,000	657,790
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,266,611
HSBC Holdings plc	6.50	9-15-2037	850,000	1,083,534
HSBC Holdings plc	6.80	6-1-2038	350,000	458,270
Intesa Sanpaolo SpA	2.38	1-13-2017	500,000	506,853
Intesa Sanpaolo SpA	3.13	1-15-2016	1,000,000	1,019,801
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	734,067
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	523,329
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	550,594
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	202,401
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,066,725
Lloyds TSB Bank plc	4.88	1-21-2016	1,000,000	1,045,839
NIBC Bank NV	4.88	11-19-2019	800,000	900,049
Rabobank Nederland NV	1.70	3-19-2018	500,000	503,168
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,049,852
Rabobank Nederland NV	3.88	2-8-2022	1,500,000	1,601,891
Rabobank Nederland NV	3.95	11-9-2022	750,000	765,737
Rabobank Nederland NV	4.63	12-1-2023	750,000	796,061
Rabobank Nederland NV	5.25	5-24-2041	725,000	858,533
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,177,769
Royal Bank of Canada	0.85	3-8-2016	950,000	953,110
Royal Bank of Canada	1.20	1-23-2017	250,000	250,869
Royal Bank of Canada	1.25	6-16-2017	500,000	500,300
Royal Bank of Canada	1.45	9-9-2016	500,000	505,266
Royal Bank of Canada	1.50	1-16-2018	450,000	450,134
Royal Bank of Canada	2.15	3-15-2019	500,000	505,168
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,017,249
Royal Bank of Canada	2.30	7-20-2016	600,000	614,765
Royal Bank of Canada	2.63	12-15-2015	250,000	255,366
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,042,622
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,151,567
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	673,137
Societe Generale	2.75	10-12-2017	200,000	206,209
Sumitomo Mitsui Banking Corporation	1.30	1-10-2017	500,000	501,233
Sumitomo Mitsui Banking Corporation	1.45	7-19-2016	250,000	251,903
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	495,803
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	499,825
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	506,248
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,024,313
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	255,917

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Sumitomo Mitsui Banking Corporation	3.95%	7-19-2023	$250,000	$267,482
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	401,271
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	505,597
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,041,069
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	519,239
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,241,731
Toronto Dominion Bank	1.50	9-9-2016	500,000	507,160
Toronto Dominion Bank	2.13	7-2-2019	1,000,000	1,003,471
Toronto Dominion Bank	2.50	7-14-2016	500,000	514,474
Toronto Dominion Bank	2.63	9-10-2018	600,000	616,973
Westpac Banking Corporation	0.95	1-12-2016	350,000	351,707
Westpac Banking Corporation	1.05	11-25-2016	200,000	200,223
Westpac Banking Corporation	1.20	5-19-2017	1,000,000	1,000,462
Westpac Banking Corporation	2.00	8-14-2017	100,000	101,980
Westpac Banking Corporation	2.25	1-17-2019	250,000	253,650
Westpac Banking Corporation	3.00	12-9-2015	1,000,000	1,025,672
				77,419,573

Capital Markets : 0.07%
Invesco Finance plc	4.00	1-30-2024	250,000	263,064
Invesco Finance plc	5.38	11-30-2043	250,000	293,470
Nomura Holdings Incorporated	2.00	9-13-2016	1,100,000	1,114,395
Nomura Holdings Incorporated	2.75	3-19-2019	1,500,000	1,527,365
Nomura Holdings Incorporated	4.13	1-19-2016	500,000	516,884
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	424,691
Sasol Financing International Company	4.50	11-14-2022	500,000	503,750
				4,643,619

Diversified Financial Services : 0.49%
Abbey National Treasury Services plc	1.38	3-13-2017	750,000	752,081
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	521,476
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	520,777
Abbey National Treasury Services plc	4.00	3-13-2024	750,000	785,077
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	542,939
BHP Billiton Finance USA Limited	1.63	2-24-2017	500,000	506,848
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	351,748
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	517,910
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,577,016
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	648,402
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,000,000	1,137,527
BHP Billiton Finance USA Limited	5.25	12-15-2015	150,000	157,294
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	219,415
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,247,075
Burlington Resources Finance Company	7.20	8-15-2031	500,000	689,780
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	163,667
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	377,112
Deutsche Bank AG (London)	1.35	5-30-2017	1,000,000	999,012
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	510,039
Deutsche Bank AG (London)	3.25	1-11-2016	250,000	256,775
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	1,023,934
Deutsche Bank AG (London) ±	4.30	5-24-2028	1,600,000	1,566,704
Deutsche Bank AG (London)	6.00	9-1-2017	1,500,000	1,677,518
Schlumberger Investment SA	3.65	12-1-2023	604,000	634,856
Shell International Finance BV	0.63	12-4-2015	1,000,000	1,002,035
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,013,179
Shell International Finance BV	2.00	11-15-2018	500,000	507,047
Shell International Finance BV	2.25	1-6-2023	250,000	241,464
Shell International Finance BV	2.38	8-21-2022	250,000	244,493
Shell International Finance BV	3.40	8-12-2023	250,000	260,263
Shell International Finance BV	3.63	8-21-2042	250,000	236,383
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,105,673
Shell International Finance BV	4.38	3-25-2020	500,000	555,491
Shell International Finance BV	4.55	8-12-2043	500,000	546,672
Shell International Finance BV	5.20	3-22-2017	250,000	273,865
Shell International Finance BV	5.50	3-25-2040	300,000	366,027
Shell International Finance BV	6.38	12-15-2038	1,850,000	2,498,177

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Syngenta Finance NV	3.13%	3-28-2022	$500,000	$507,928
UBS AG (Stamford)	2.38	8-14-2019	1,750,000	1,765,125
UBS AG (Stamford)	4.88	8-4-2020	1,488,000	1,675,768
UBS AG (Stamford)	5.75	4-25-2018	488,000	551,875
UBS AG (Stamford)	5.88	7-15-2016	430,000	463,145
UBS AG (Stamford)	5.88	12-20-2017	872,000	981,575
				32,181,167

Insurance : 0.06%
Aegon NV	4.63	12-1-2015	500,000	518,586
AON Corporation	4.00	11-27-2023	150,000	159,068
AON Corporation	4.45	5-24-2043	100,000	97,789
AON Corporation	4.60	6-14-2044	600,000	604,844
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	209,193
AXA SA	8.60	12-15-2030	650,000	879,072
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	103,646
Trinity Acquisition plc	4.63	8-15-2023	350,000	369,308
Trinity Acquisition plc	6.13	8-15-2043	350,000	398,085
XLIT Limited	2.30	12-15-2018	350,000	352,286
XLIT Limited	5.25	12-15-2043	200,000	222,785
				3,914,662

Real Estate Management & Development : 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	136,601

Health Care : 0.19%
Health Care Equipment & Supplies : 0.03%
Covidien International Finance SA	3.20	6-15-2022	500,000	505,927
Covidien International Finance SA	6.00	10-15-2017	600,000	676,718
Covidien International Finance SA	6.55	10-15-2037	400,000	523,191
				1,705,836

Pharmaceuticals : 0.16%
Actavis Funding SCS	1.30	6-15-2017	500,000	492,969
Actavis Funding SCS	3.85	6-15-2024	500,000	498,699
Actavis Funding SCS	4.85	6-15-2044	500,000	496,897
AstraZeneca plc	4.00	9-18-2042	550,000	532,047
AstraZeneca plc	5.90	9-15-2017	800,000	901,410
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,527,036
GlaxoSmithKline Capital plc	1.50	5-8-2017	1,000,000	1,010,990
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,131,729
Perrigo Company plc	1.30	11-8-2016	200,000	199,779
Perrigo Company plc	2.30	11-8-2018	295,000	292,037
Perrigo Company plc	4.00	11-15-2023	250,000	257,270
Sanofi Aventis	1.25	4-10-2018	591,000	588,391
Sanofi Aventis	2.63	3-29-2016	500,000	514,299
Sanofi Aventis	4.00	3-29-2021	700,000	761,767
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	489,186
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	514,744
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	514,744
				10,723,994

Industrials : 0.11%
Aerospace & Defense : 0.01%
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	212,000

Industrial Conglomerates : 0.05%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	520,272
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	545,688
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	729,888
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	338,195

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Industrial Conglomerates (continued)
Tyco Electronics Group SA	3.45%	8-1-2024	$200,000	$203,574
Tyco Electronics Group SA	4.88	1-15-2021	500,000	555,479
Tyco Electronics Group SA	7.13	10-1-2037	350,000	469,830
				3,362,926

Machinery : 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	247,390
Pentair Finance SA	5.00	5-15-2021	300,000	334,191
				581,581

Road & Rail : 0.04%
Canadian National Railway Company	2.25	11-15-2022	350,000	338,031
Canadian National Railway Company	5.55	3-1-2019	435,000	499,820
Canadian National Railway Company	6.20	6-1-2036	200,000	265,832
Canadian National Railway Company	6.38	11-15-2037	550,000	748,022
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	220,308
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	444,330
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	82,537
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	78,626
Kansas City Southern de Mexico SA de CV	3.00	5-15-2023	73,000	70,699
				2,748,205

Information Technology : 0.09%
Communications Equipment : 0.01%
Ericsson LM	4.13	5-15-2022	400,000	420,190

Internet Software & Services : 0.05%
Alibaba Group Holding Limited 144A	2.50	11-28-2019	1,000,000	999,529
Alibaba Group Holding Limited 144A	3.60	11-28-2024	1,000,000	1,002,246
Alibaba Group Holding Limited 144A	4.50	11-28-2034	300,000	304,297
Baidu Incorporated	2.75	6-9-2019	750,000	752,701
Baidu Incorporated	3.25	8-6-2018	576,000	593,939
				3,652,712

Technology Hardware, Storage & Peripherals : 0.03%
Seagate HDD (Cayman)	4.75	6-1-2023	1,000,000	1,055,570
Seagate HDD (Cayman) 144A	4.75	1-1-2025	1,000,000	1,037,391
				2,092,961

Materials : 0.41%
Chemicals : 0.09%
Agrium Incorporated	3.50	6-1-2023	300,000	293,032
Agrium Incorporated	4.90	6-1-2043	200,000	199,395
Agrium Incorporated	5.25	1-15-2045	400,000	425,150
Agrium Incorporated	6.13	1-15-2041	165,000	191,630
Agrium Incorporated	6.75	1-15-2019	300,000	349,188
LYB International Finance BV	4.88	3-15-2044	500,000	532,022
LyondellBasell Industries NV	5.00	4-15-2019	400,000	440,719
LyondellBasell Industries NV	5.75	4-15-2024	500,000	583,172
LyondellBasell Industries NV	6.00	11-15-2021	1,500,000	1,767,735
Methanex Corporation	3.25	12-15-2019	100,000	101,019
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	284,606
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	241,952
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	277,289
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	76,998
				5,763,907

Metals & Mining : 0.31%
Barrick Gold Corporation	3.85	4-1-2022	500,000	489,260

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Barrick Gold Corporation	4.10%	5-1-2023	$700,000	$685,694
Barrick Gold Corporation	5.25	4-1-2042	500,000	468,338
Barrick Gold Corporation	6.95	4-1-2019	300,000	345,373
Goldcorp Incorporated	2.13	3-15-2018	100,000	99,760
Goldcorp Incorporated	3.70	3-15-2023	300,000	295,029
Kinross Gold Corporation	5.13	9-1-2021	200,000	192,235
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	723,785
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	502,553
Rio Tinto Finance (USA) Limited	2.00	3-22-2017	500,000	509,103
Rio Tinto Finance (USA) Limited	2.25	9-20-2016	200,000	204,322
Rio Tinto Finance (USA) Limited	2.25	12-14-2018	1,000,000	1,006,920
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	500,000	480,890
Rio Tinto Finance (USA) Limited	3.50	3-22-2022	1,000,000	1,013,970
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	519,989
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	231,496
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	252,673
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	318,374
Rio Tinto Finance (USA) Limited	6.50	7-15-2018	750,000	865,320
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	655,805
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	480,000	616,014
Teck Resources Limited	3.00	3-1-2019	1,000,000	999,969
Teck Resources Limited	3.15	1-15-2017	250,000	257,076
Teck Resources Limited	3.75	2-1-2023	500,000	470,588
Teck Resources Limited	4.50	1-15-2021	350,000	363,096
Teck Resources Limited	4.75	1-15-2022	202,000	206,113
Teck Resources Limited	5.20	3-1-2042	500,000	442,957
Teck Resources Limited	6.00	8-15-2040	175,000	167,273
Teck Resources Limited	6.25	7-15-2041	300,000	299,981
Vale Overseas Limited	4.38	1-11-2022	1,200,000	1,198,332
Vale Overseas Limited	4.63	9-15-2020	300,000	310,401
Vale Overseas Limited	6.25	1-11-2016	500,000	526,655
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,525,434
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,375,199
Vale Overseas Limited	6.88	11-10-2039	130,000	142,589
Vale Overseas Limited	8.25	1-17-2034	300,000	371,776
Vale SA	5.63	9-11-2042	750,000	722,663
				19,857,005

Paper & Forest Products : 0.01%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	515,224
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	412,232
				927,456

Telecommunication Services : 0.51%
Diversified Telecommunication Services : 0.29%
British Telecommunications plc	1.25	2-14-2017	500,000	500,097
British Telecommunications plc	1.63	6-28-2016	500,000	504,908
British Telecommunications plc	5.95	1-15-2018	250,000	281,221
British Telecommunications plc	9.63	12-15-2030	1,150,000	1,825,197
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	292,095
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	583,106
Deutsche Telekom International Finance BV	8.75	6-15-2030	1,830,000	2,695,153
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	802,151
France Telecom SA	2.75	9-14-2016	500,000	513,984
France Telecom SA	5.38	7-8-2019	600,000	679,756
France Telecom SA	5.38	1-13-2042	500,000	561,352
France Telecom SA	9.00	3-1-2031	925,000	1,400,265
Orange SA	2.75	2-6-2019	1,000,000	1,025,026
Royal KPN NV	8.38	10-1-2030	375,000	522,434
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	520,043
Telefonica Emisiones SAU	3.99	2-16-2016	710,000	735,301
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	322,889
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	497,531
Telefonica Emisiones SAU	5.46	2-16-2021	1,000,000	1,132,440

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU	6.42%	6-20-2016	$500,000	$540,073
Telefonica Emisiones SAU	7.05	6-20-2036	1,050,000	1,372,817
Telefonica Europe BV	8.25	9-15-2030	420,000	579,620
Telefonica SA	5.88	7-15-2019	645,000	742,737
				18,630,196

Wireless Telecommunication Services : 0.22%
America Movil SAB de CV	2.38	9-8-2016	750,000	765,945
America Movil SAB de CV	3.13	7-16-2022	500,000	495,650
America Movil SAB de CV	4.38	7-16-2042	1,000,000	970,150
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,109,460
America Movil SAB de CV	5.63	11-15-2017	450,000	503,987
America Movil SAB de CV	6.13	11-15-2037	100,000	120,254
America Movil SAB de CV	6.13	3-30-2040	1,000,000	1,204,460
America Movil SAB de CV	6.38	3-1-2035	565,000	698,645
Rogers Communications Incorporated	3.00	3-15-2023	200,000	195,921
Rogers Communications Incorporated	4.50	3-15-2043	200,000	196,846
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	1,054,812
Rogers Communications Incorporated	6.80	8-15-2018	750,000	876,866
Vodafone Group plc	1.25	9-26-2017	250,000	247,288
Vodafone Group plc	1.50	2-19-2018	500,000	496,740
Vodafone Group plc	1.63	3-20-2017	500,000	502,239
Vodafone Group plc	2.50	9-26-2022	1,000,000	943,761
Vodafone Group plc	2.95	2-19-2023	600,000	580,671
Vodafone Group plc	4.38	2-19-2043	500,000	480,778
Vodafone Group plc	4.63	7-15-2018	180,000	196,369
Vodafone Group plc	5.45	6-10-2019	400,000	453,881
Vodafone Group plc	5.63	2-27-2017	500,000	546,281
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,190,887
Vodafone Group plc	6.25	11-30-2032	300,000	364,285
Vodafone Group plc	7.88	2-15-2030	250,000	343,666
				14,539,842

Utilities : 0.02%
Electric Utilities : 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	174,743

Independent Power & Renewable Electricity Producers : 0.01%
TransAlta Corporation	6.50	3-15-2040	90,000	94,482
TransAlta Corporation	6.65	5-15-2018	200,000	224,800
				319,282

Multi-Utilities : 0.01%
National Grid plc	6.30	8-1-2016	500,000	544,072

Water Utilities : 0.00%
United Utilities Group plc	5.38	2-1-2019	250,000	274,285

Total Yankee Corporate Bonds and Notes (Cost $247,165,095)				258,573,155

Yankee Government Bonds : 0.03%
Ukraine Government Aid	1.84	5-16-2019	2,000,000	2,009,296

Total Yankee Government Bonds (Cost $2,001,179)				2,009,296

	Yield		Shares
Short-Term Investments : 4.68%
Investment Companies : 4.68%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12		2,916,748	2,916,748

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.08%	302,342,413	$302,342,413
Total Short-Term Investments (Cost $305,259,161)				305,259,161

Total investments in securities (Cost $6,674,900,093)*	103.56%			6,749,661,717
Other assets and liabilities, net	(3.56)			(232,163,090)

Total net assets	100.00%			$6,517,498,627

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
@	Foreign bond principal is denominated in the local currency of the issuer.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $6,676,462,985 and unrealized gains (losses) consists of:

Gross unrealized gains	$249,999,604
Gross unrealized losses	(176,800,872)

Net unrealized gains	$73,198,732

Wells Fargo Advantage Diversified Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending

Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,755,028,925	$0	$1,755,028,925
Corporate bonds and notes	0	1,339,533,487	0	1,339,533,487
Foreign government bonds	0	1,604,438,147	0	1,604,438,147
U.S. Treasury securities	1,484,819,546	0	0	1,484,819,546
Yankee corporate bonds and notes	0	258,573,155	0	258,573,155
Yankee government bonds	0	2,009,296	0	2,009,296
Short-term investments
Investment companies	302,342,413	2,916,748	0	305,259,161

Total assets	$1,787,161,959	$4,962,499,758	$0	$6,749,661,717

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.07%
Consumer Discretionary : 12.91%
Auto Components : 0.90%
Aisin Seiki Company Limited	31,500	$1,126,801
Akebono Brake Industry Company Limited	22,700	82,636
Autoliv Incorporated «	54,000	5,343,840
BorgWarner Incorporated	122,010	6,900,886
Bosch Limited	1,719	524,103
Bridgestone Corporation	112,500	3,867,395
Calsonic Kansei Corporation	41,000	224,918
Cheng Shin Rubber Industry Company Limited	366,369	848,814
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	1,702,111
Continental AG	9,343	1,967,033
Cooper Tire & Rubber Company	144,304	4,896,235
Daido Metal Company Limited	7,000	80,517
Dana Holding Corporation	375,637	7,963,504
Denso Corporation	87,200	4,073,056
Exedy Corporation	6,200	153,707
Exide Industries Limited	78,617	210,367
Faurecia	2,041	74,957
FCC Company Limited	7,000	116,559
Futaba Industrial Company Limited	6,100	31,510
Gentex Corporation	92,120	3,275,787
GKN plc	150,914	815,010
Halla Climate Control Corporation	8,860	337,863
Halla Holdings Corporation	1,219	84,388
Hankook Tire Company Limited	9,595	474,576
Hi-Lex Corporation	5,800	152,246
Hyundai Mobis	11,126	2,480,366
Hyundai Wia Corporation	3,195	508,974
Johnson Controls Incorporated	79,600	3,980,000
Kayaba Industry Company Limited	38,000	160,428
KEIHIN Corporation	9,300	131,032
Kenda Rubber Industrial Company Limited	177,578	360,349
Koito Manufacturing Company Limited	25,200	791,017
Kumho Tire Company Incorporated †	22,990	219,950
Lear Corporation	46,716	4,480,532
Leoni AG	4,204	252,241
Linamar Corporation	2,422	143,660
Magna International Incorporated Class A «	21,800	2,349,613
Mando Corporation †	1,330	228,079
Martinrea International Incorporated	3,001	26,576
MITSUBA Corporation	8,000	132,266
Musashi Seimitsu Industry Company Limited	4,100	79,879
Nan Kang Rubber Tire Company Limited	148,145	156,295
NGK Spark Plug Company Limited	36,000	1,083,003
NHK Spring Company Limited	44,000	381,158
NIFCO Incorporated	9,400	321,202
Nippon Seiki Company Limited	10,000	195,500
Nissan Shatai Company Limited	17,000	215,025
Nissin Kogyo Company Limited	8,500	131,221
NOK Corporation	23,300	583,334
Nokian Renkaat Oyj	13,330	376,680
Pacific Industrial Company Limited	10,300	76,119
Pirelli & Company SpA	24,552	348,576
Press Kogyo Company Limited	13,000	46,777
Riken Corporation	27,000	103,750
Sanden Corporation	27,000	158,810
Showa Corporation	13,400	132,340
Somboon Advance Technology PCL	70	37
Stanley Electric Company Limited	30,500	662,842
Sumitomo Rubber Industries Limited	36,300	553,050
Tachi-S Company Limited	5,700	75,747
Takata Corporation «	7,500	81,086
Tenneco Automotive Incorporated †	134,600	7,315,510
The Goodyear Tire & Rubber Company	147,100	4,032,011
Tokai Rika Company Limited	8,200	165,216

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Auto Components (continued)
Tokai Rubber Industries Incorporated	6,500	$54,445
Tong Yang Industry Company Limited	100,374	109,950
Topre Corporation	8,900	116,397
Toyo Tire & Rubber Company Limited	25,000	511,924
Toyota Boshoku Corporation «	15,600	194,688
Toyota Gosei Company Limited	14,500	283,964
Toyota Industries Corporation	34,700	1,733,977
TPR Company Limited	5,200	134,524
TS Tech Company Limited	9,900	234,340
Unipres Corporation	6,700	115,346
Valeo SA	7,819	962,702
Visteon Corporation †	23,577	2,310,546
Xinyi Glass Holding Company Limited	149	80
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	49,000	450,897
YOROZU Corporation	3,500	60,550
		86,123,400

Automobiles : 1.21%
Bajaj Auto	14,575	620,251
Bayerische Motoren Werke AG	30,555	3,495,900
Brilliance China Automotive Holdings Limited	564,000	961,467
BYD Company Limited «	135,000	819,063
China Motor Company Limited	198,150	175,756
Daihatsu Motor Company Limited	40,000	548,412
Daimler AG	89,801	7,575,928
Dongfeng Motor Group Company Limited	748,000	1,138,171
Fiat Chrysler Automobiles NV †	59,680	744,826
Ford Motor Company	464,400	7,305,012
Ford Otomotiv Sanayi AS	14,299	192,620
Fuji Heavy Industries Limited	108,300	3,940,671
Geely Automobile Holdings Limited	1,395,000	606,217
General Motors Company	171,400	5,729,902
Ghabbour Auto †	3,188	14,424
Great Wall Motor Company Limited Class H	271,000	1,366,375
Guangzhou Automobile Group Company Limited	493,454	467,053
Hero Honda Motors Limited	20,559	1,042,743
Honda Motor Company Limited	290,100	8,730,868
Honda Motor Company Limited ADR	25	758
Hyundai Motor Company	24,353	3,934,462
Isuzu Motors Limited	105,000	1,370,565
Kia Motors Corporation	43,683	2,196,077
Mahindra & Mahindra Limited	57,433	1,225,154
Mahindra & Mahindra Limited GDR	10,726	229,000
Maruti Suzuki India Limited	14,444	778,866
Mazda Motor Corporation	98,800	2,552,215
Mitsubishi Motors Corporation	133,100	1,368,349
Nissan Motor Company Limited	423,600	3,956,860
Oriental Holdings Bhd	46,320	101,336
Peugeot SA †	8,024	102,838
PT Astra International Tbk	5,525,440	3,225,890
Renault SA	19,824	1,591,514
Sanyang Industry Company Limited	184,000	171,529
Suzuki Motor Corporation	73,600	2,325,467
Tata Motors Limited	164,889	1,417,586
Tata Motors Limited ADR	10,088	460,618
Tata Motors Limited Class A (Differential Voting Rights)	126,004	689,768
Tesla Motors Incorporated †	18,400	4,499,168
Thor Industries Incorporated	102,220	6,006,447
Tofas Turk Otomobil Fabrikasi AS	25,253	179,761
Toyota Motor Corporation	465,314	28,678,744
UMW Holdings Bhd	137,800	459,537
Volkswagen AG	3,151	713,191
Yamaha Motor Company Limited	58,300	1,239,495
Yue Loong Motor	230,929	346,981
		115,297,835

2

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Distributors : 0.13%
Canon Marketing Japan Incorporated	10,300	$186,870
D’ieteren SA NV	1,530	59,379
DOSHISHA Company Limited	4,400	62,550
Imperial Holding Limited	47,334	854,385
Inchcape plc	38,717	435,076
Jardine Cycle & Carriage Limited	19,439	635,239
LKQ Corporation †	159,300	4,627,665
Pacific Brands Limited	177,242	78,461
Paltac Corporation	4,300	48,881
Pool Corporation	97,600	5,798,416
Uni-Select Incorporated	432	11,099
		12,798,021

Diversified Consumer Services : 0.47%
Apollo Group Incorporated †	235,700	7,358,554
Benesse Corporation	17,200	523,957
DeVry Incorporated	138,400	6,762,224
Educomp Solutions Limited †	5,295	2,406
Grand Canyon Education Incorporated †	102,920	4,700,356
H&R Block Incorporated	158,711	5,339,038
InvoCare Limited	18,207	181,346
Kroton Educacional SA	361,800	2,509,473
Marico Kaya Enterprises Limited †	1,401	19,735
Navitas Limited	45,865	196,396
New Oriental Education & Technology Group Incorporated †	34,319	759,136
Raffles Education Corporation Limited	55,177	13,124
Service Corporation International	486,343	10,991,352
Sotheby’s	135,200	5,463,432
		44,820,529

Hotels, Restaurants & Leisure : 2.18%
Accor SA	17,218	812,733
Accordia Golf Company Limited	14,600	129,305
Ajisen China Holdings Limited	200	145
Amax International Holdings Limited †	4,175	608
Ardent Leisure Group	56,552	145,872
Aristocrat Leisure Limited	88,978	493,113
Autogrill SpA †	9,260	69,882
Banyan Tree Holdings Limited	13,000	6,134
Berjaya Land Bhd	408,500	99,030
Berjaya Sports Toto Bhd	167,304	172,127
Brinker International Incorporated	139,400	7,852,402
Buffalo Wild Wings Incorporated †	41,000	6,978,610
Cafe de Coral Holdings Limited	52,000	177,694
Carnival Corporation	53,300	2,353,728
Carnival plc	20,101	886,551
Cheesecake Factory Incorporated	102,200	4,949,546
Chipotle Mexican Grill Incorporated †	6,194	4,110,462
Choice Hotels International Incorporated	77,240	4,279,868
Colowide Company Limited	10,000	116,036
Compass Group plc	164,978	2,812,480
Cracker Barrel Old Country Store Incorporated	52,300	6,694,923
Crown Limited	72,900	892,420
Darden Restaurants Incorporated	83,300	4,747,267
Domino’s Pizza Incorporated	119,700	11,233,845
Doutor Nichires Holdings Company Limited	5,200	71,688
Dunkin Brands Group Incorporated	55,193	2,668,582
Echo Entertainment Group Limited	139,039	434,396
Egyptian Resorts Company †	16,982	2,921
Flight Centre Limited	11,645	400,798
Formosa International Hotels Corporation	17,981	186,216
Fu Ji Food & Catering Services †	1,669	312
Fuji Kyuko Company Limited	10,000	92,441
Fujita Kanko Incorporated	30,000	90,250
Galaxy Entertainment Group Limited	509,000	3,475,422

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Genting Bhd	467,700	$1,267,941
Genting Singapore plc	1,113,320	973,824
Grand Korea Leisure Company Limited	10,260	350,041
Great Canadian Gaming Corporation †	676	13,031
Greene King plc	17,051	205,475
H.I.S Company Limited	8,400	202,798
Hilton Worldwide Holdings Incorporated †	60,500	1,586,310
Hong Kong & Shanghai Hotels Limited	94,530	145,789
Hotel Properties Limited	32,000	100,913
Hotel Shilla Company Limited	7,990	645,431
Hyatt Hotels Corporation Class A †	37,824	2,228,968
Imperial Hotel Limited	6,400	121,830
Intercontinental Hotels Group plc	26,328	1,115,897
International Game Technology	142,430	2,425,583
Intralot SA-Integrated Lottery Systems & Services †	4,444	6,525
J D Wetherspoon plc	8,168	104,625
Jack In the Box Incorporated	86,000	6,407,000
Jollibee Foods Corporation	94,580	435,988
Kangwon Land Incorporated	28,940	854,134
Kentucky Fried Chicken (Japan) Limited	100	1,813
Kingston Financial Group Limited	1,024,000	124,123
Kisoji Company Limited	3,500	56,362
Kuoni Reisen Holding AG	214	62,488
Ladbrokers plc	95,658	166,515
Las Vegas Sands Corporation	71,655	4,563,707
Life Time Fitness Incorporated †	79,905	4,425,139
Lottomatica SpA	6,123	140,415
Macau Legend Development Limited †«	840,000	413,777
Marriott International Incorporated Class A	43,000	3,387,970
Marriott Vacations Worldwide Corporation	66,234	4,868,861
Marston’s plc	50,669	114,669
McDonald’s Corporation	192,714	18,656,642
McDonald’s Holdings Company Japan Limited «	12,400	283,590
Melco Crown Entertainment Limited ADR	32,470	840,324
Melco International Development Limited	180,000	426,156
MGM China Holdings Limited	177,200	535,834
MGM Resorts International †	197,600	4,507,256
Millennium & Copthorne Hotels plc	18,690	171,148
Minor International PCL	115,797	137,539
Miramar Hotel & Investment Company Limited	48,000	59,421
Mitchells & Butlers plc †	19,207	110,486
MOS Food Services Incorporated	6,100	108,306
Multi-Purpose Holdings Bhd	221,370	191,101
Norwegian Cruise Line Holdings Limited †	48,137	2,112,733
Ohsho Food Service Corporation	1,600	56,830
OPAP SA	58,349	731,845
Oriental Land Company Limited	9,500	2,067,793
Paddy Power plc	4,093	315,761
Panera Bread Company Class A †	15,849	2,653,123
Paradise Company Limited	11,315	284,930
PartyGaming plc	58,620	98,833
Plenus Company Limited	4,100	69,168
Punch Taverns plc †	1,618	3,163
Resorts World Bhd	621,815	775,775
RESORTTRUST Incorporated	14,700	301,878
Restaurant Group plc	15,681	159,413
REXLot Holdings Limited	16,544	1,429
Round One Corporation	8,500	48,993
Royal Caribbean Cruises Limited	97,300	7,174,902
Royal Holdings Company Limited	5,300	76,684
Saizeriya Company Limited	4,700	62,854
Sands China Limited	395,123	2,366,692
Shangri-La Asia Limited	274,166	379,701
Six Flags Entertainment Corporation	216,200	8,788,530
SJM Holdings Limited	390,000	774,478
Sky City Entertainment Group Limited	118,856	366,140
Sodexho Alliance SA	9,330	941,748
St. Marc Holdings Company Limited	1,200	66,234
Starbucks Corporation	145,800	11,840,418

4

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Tabcorp Holdings Limited	147,711	$513,045
Tattersall’s Limited	274,958	798,185
The Wendy’s Company	664,034	5,790,376
Thomas Cook Group plc †	117,612	224,045
Tim Hortons Incorporated	14,344	1,211,572
Tokyo Dome Corporation	36,000	145,007
Tokyotokeiba Company Limited «	32,000	86,559
Transat A.T. Incorporated Class A †	1,458	11,726
TUI AG	12,319	210,461
TUI Travel plc	61,222	425,806
Vail Resorts Incorporated	79,020	6,925,313
Watami Food Service Company	3,900	39,503
Whitbread plc	16,280	1,167,939
William Hill plc	82,355	431,491
Wowprime Corporation	12,463	117,593
Wyndham Worldwide Corporation	66,800	5,568,448
Wynn Macau Limited	273,600	892,607
Wynn Resorts Limited	16,437	2,935,813
Yoshinoya D&C Company Limited	11,800	129,067
Yum! Brands Incorporated	85,200	6,581,700
Zensho Company Limited «	18,000	145,159
		207,855,015

Household Durables : 0.83%
Alpine Electronics Incorporated	7,900	126,485
Altek Corporation	436	555
Amtran Technology Company Limited	169,006	91,200
Arcelik AS	78,008	499,060
Barratt Developments plc	86,863	625,335
Bellway plc	9,497	279,836
Berkeley Group Holdings plc	11,306	453,912
Bovis Homes Group plc	9,917	133,388
Casio Computer Company Limited	54,600	825,418
Chofu Seisakusho Company Limited	3,500	88,776
D.R. Horton Incorporated	179,831	4,583,892
Dorel Industries Incorporated Class B	2,467	81,586
Ekornes ASA	800	9,780
Electrolux AB Class B	25,871	768,985
Fleetwood Corporation Limited	5,908	6,287
Foster Electric Company Limited	4,400	77,789
Fujitsu General Limited	11,000	118,092
Garmin Limited «	69,900	4,005,270
GUD Holdings Limited	7,917	48,122
Haier Electronics Group Company	262,000	731,447
Harman International Industries Incorporated	36,370	3,947,236
Haseko Corporation	56,900	473,248
Husqvarna AB Class A	1	7
Husqvarna AB Class B	37,065	272,943
Iida Group Holdings Company	25,700	282,187
Jarden Corporation †	94,175	4,157,826
JM AB	8,886	282,958
JVC Kenwood Holdings Incorporated †	26,300	60,503
Leggett & Platt Incorporated	79,219	3,334,328
Lennar Corporation Class A	102,600	4,846,824
LG Electronics Incorporated	17,628	1,011,906
Matsushita Electric Industrial Company Limited	378,410	4,886,773
Mohawk Industries Incorporated †	32,700	5,022,393
Newell Rubbermaid Incorporated	159,119	5,777,611
Nikon Corporation	73,100	1,042,262
NVR Incorporated †	2,134	2,686,002
Panahome Corporation	18,000	116,036
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	750,333
Pioneer Corporation †	54,900	117,045
Pulte Homes Incorporated	178,500	3,860,955
Rinnai Corporation	7,000	520,266
Sangetsu Company Limited	6,500	159,173

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Household Durables (continued)
SEB SA	3,036	$248,119
Sekisui Chemical Company Limited	74,000	921,025
Sekisui House Limited	103,000	1,383,517
Sharp Corporation †«	327,000	779,818
Skyworth Digital Holdings Limited	5,491	3,066
Sony Corporation	172,394	3,777,066
Steinhoff International Holdings Limited «	511,004	2,684,094
Sumitomo Foresting Company Limited	31,600	325,400
Takamatsu Corporation	3,600	69,591
Tamron Company Limited	4,000	75,874
Tatung Company Limited †	394,770	103,835
Taylor Woodrow plc	300,372	630,447
Techtronic Industries Company Limited	263,500	842,667
Tempur-Pedic International Incorporated †	132,800	7,576,240
TOKEN Corporation	1,340	57,701
Tupperware Corporation	32,600	2,192,350
Welling Holding Limited	800	171
Woongjin Coway Company Limited	13,020	1,015,324
		79,850,335

Internet & Catalog Retail : 0.86%
Amazon.com Incorporated †	72,927	24,695,999
Askul Corporation	4,000	68,897
ASOS plc †	7,672	293,136
CJ O Shopping Company Limited	949	218,588
Ctrip.com International Limited ADR †	32,114	1,736,725
Expedia Incorporated	52,300	4,555,853
Groupon Incorporated †	233,000	1,754,490
GS Home Shopping Incorporated	834	160,786
Home Retail Group plc	62,866	197,038
HSN Incorporated	72,487	5,286,477
Hyundai Home Shopping Network	1,833	224,999
Liberty Interactive Corporation Series A	270,600	7,887,990
Liberty TripAdvisor Holdings Incorporated Class A †	147,311	3,861,021
Liberty Ventures Series A	74,362	2,724,624
N Brown Group plc	13,911	74,082
Netflix Incorporated †	12,326	4,272,068
Nissen Company Limited †	2,200	6,581
Ocado Group plc †	44,034	223,825
Rakuten Incorporated	144,800	1,951,085
Senshukai Company Limited	7,500	54,605
Shutterfly Incorporated †	81,900	3,502,044
Start Today Company Limited	12,500	269,971
The Priceline Group Incorporated †	10,296	11,945,316
TripAdvisor Incorporated †	59,370	4,372,601
Vipshop Holdings Limited «†	72,770	1,663,522
		82,002,323

Leisure Products : 0.33%
Amer Sports Oyj	13,925	284,161
Aruze Corporation	4,400	65,405
Brunswick Corporation	207,000	10,283,760
Fields Corporation	2,900	35,459
Giant Manufacturing Company Limited	62,687	550,961
Hasbro Incorporated	73,221	4,334,683
Heiwa Corporation	9,000	172,689
Mattel Incorporated	194,995	6,152,092
Merida Industry Limited	47,250	323,677
Mizuno Corporation	17,000	85,380
Namco Bandai Holdings Incorporated	43,500	941,700
Polaris Industries Incorporated	32,456	5,086,180
Sankyo Company Limited	10,300	331,558
Sega Sammy Holdings Incorporated	37,300	513,908
Shimano Incorporated	13,700	1,858,684
Tomy Company Limited	14,100	72,122

6

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Leisure Products (continued)
Yamaha Corporation	36,000	$536,648
		31,629,067

Media : 1.80%
Agora SA †	4,761	11,599
Aimia Incorporated	16,463	208,108
Amalgamated Holdings Limited	22,965	222,480
AMC Networks Incorporated Class A †	36,912	2,394,112
Arnoldo Mondadori Editore SpA †	1,753	1,867
Asatsu-DK Incorporated	5,100	131,722
Astro Malaysia Holdings Bhd	365,200	363,850
Avex Group Holdings Incorporated	7,200	102,658
Axel Springer AG	4,131	243,414
BEC World PCL	121,700	199,220
British Sky Broadcasting plc	92,582	1,349,520
Cablevision Systems Corporation New York Group Class A	138,800	2,820,416
Charter Communication Incorporated †	42,936	7,286,239
Cheil Worldwide Incorporated †	21,540	362,580
Cinemark Holdings Incorporated	59,400	2,156,814
Cineplex Incorporated «	8,140	311,895
CJ E&M Corporation †	6,785	224,442
Cogeco Cable Incorporated	1,258	71,484
Corus Entertainment Incorporated Class B «	12,391	234,626
CyberAgent Incorporated	9,100	362,712
Cyfrowy Polsat SA	44,163	324,496
Daiichikosho Company Limited	8,500	224,909
Daily Mail & General Trust plc	23,399	308,139
Dentsu Incorporated	41,000	1,540,912
DIRECTV Group Incorporated †	97,490	8,550,848
Discovery Communications Incorporated Class A	28,702	1,001,700
Discovery Communications Incorporated Class C †	53,048	1,804,162
DISH Network Corporation †	24,400	1,937,604
eSun Holdings Limited †	3,000	321
Eutelsat Communications SA	13,912	460,378
Fairfax Media Limited	382,378	240,884
Fuji Television Network Incorporated	8,900	115,047
Gannett Company Incorporated	130,218	4,238,596
Gestevision Telecinco SA †	15,943	195,958
GFK SE	2,287	98,277
Grupo Televisa SA	590,202	4,405,400
Hakuhodo DY Holdings Incorporated	56,200	546,514
Havas SA	33,703	283,743
Informa plc	60,450	455,512
Interpublic Group of Companies Incorporated	245,583	4,982,879
Ipsos	1,688	47,731
ITV plc	319,668	1,070,916
JC Decaux SA	5,375	176,901
Kabel Deutschland Holding AG †	1,781	247,206
Kadokawa Dwango Corporation †	4,900	84,192
Lagardere SCA	10,820	306,964
Lamar Advertising Company	41,138	2,192,244
Liberty Broadband Corporation Class A †	13,057	716,018
Liberty Broadband Corporation Class C †	26,132	1,421,581
Liberty Global plc Class A	112,712	5,859,897
Liberty Global plc Class C †	102,411	5,112,357
Liberty Media Corporation Class A	52,226	1,920,350
Liberty Media Corporation Class C	104,530	3,818,481
Live Nation Incorporated †	83,055	2,225,874
M6 Metropole Television SA	5,835	110,868
Madison Square Garden Incorporated Class A †	31,600	2,308,064
Mediaset SpA †	67,736	274,091
Meredith Corporation	82,700	4,364,906
Modern Times Group Class B	4,115	131,034
Naspers Limited	113,071	14,633,180
New York Times Company Class A	315,668	4,005,827
News Corporation Class A †	290,218	4,504,183
Nippon Television Network Corporation	10,000	148,142

7

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Media (continued)
Numericable Group SA †	23,192	$969,911
Omnicom Group Incorporated	31,200	2,410,824
PagesJaunes SA †	18,416	13,359
Pearson plc	78,175	1,505,091
ProSiebenSat.1 Media AG	20,366	870,477
PT Media Nusantara Citra Tbk	1,052,000	207,314
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	46,737
Publicis Groupe SA	16,558	1,216,820
Quebecor Incorporated	6,882	186,805
REA Group Limited	14,191	548,710
Reed Elsevier NV—Netherlands Exchange	65,450	1,610,057
Reed Elsevier plc—United Kingdom Exchange	118,539	2,063,447
Regal Entertainment Group Class A «	180,493	4,167,583
Rightmove plc	11,307	386,045
RTL Group	1,962	188,714
Schibsted ASA	8,244	540,830
Scripps Networks Interactive Incorporated	55,364	4,327,804
Seat Pagine Gialle SpA †	259	0
SES SA	43,074	1,603,621
Shaw Communications Incorporated Class B	37,500	1,014,949
Shochiku Company Limited	26,000	230,926
Sinclair Broadcast Group Incorporated «	174,100	5,076,756
Singapore Press Holdings Limited	289,000	951,285
Sirius XM Holdings Incorporated †	517,471	1,878,420
SKY Network Television Limited	62,990	319,948
Sky Perfect JSAT Holdings Incorporated	46,800	282,764
SM Entertainment Company †	3,747	118,367
Societe Television Francaise 1 SA	10,997	175,629
Starz Liberty Capital †	48,743	1,608,032
Sun TV Network Limited	19,075	98,672
Technicolor †	23,402	139,772
Telenet Group Holding NV †	5,930	339,199
Television Broadcasts Limited	55,000	311,352
Thomson Corporation	34,752	1,377,138
Time Incorporated	262,947	6,294,951
Toei Company Limited	16,000	83,458
Toho Company Limited Tokyo	28,300	631,009
Tokyo Broadcasting System Incorporated	5,700	68,878
TV Asahi Corporation	3,800	62,698
TVN SA †«	35,805	168,821
Twenty-First Century Fox Incorporated	362,525	13,340,920
United Business Media Limited	19,504	145,048
Viacom Incorporated Class B	45,563	3,445,930
West Australian Newspapers Holding Limited	144,989	195,018
Wolters Kluwer NV	33,251	974,983
WPP plc	120,952	2,534,864
Yellow Media Limited †	225	4,046
Zee Entertainment Enterprises Limited	102,539	631,130
Zenrin Company Limited	5,000	57,934
		171,884,090

Multiline Retail : 0.46%
Aeon Company Bhd	165,600	168,415
Canadian Tire Corporation Limited	7,500	840,677
Debenhams plc	147,783	166,416
Dollar General Corporation †	64,200	4,284,708
Dollar Tree Incorporated †	109,784	7,504,834
Dollarama Incorporated	12,916	609,725
Don Quijote Company Limited	10,200	636,050
El Puerto De Liverpool SAB de CV	139,200	1,511,993
Family Dollar Stores Incorporated	50,200	3,968,310
Far Eastern Department Stores Company Limited	185,584	160,413
Fuji Company Limited	5,100	93,688
H2O Retailing Corporation	18,500	287,002
Harvey Norman Holdings Limited «	97,512	306,314
Hyundai Department Store Company Limited	3,673	425,994
Hyundai Greenfood Company Limited	13,680	225,952
Isetan Mitsukoshi Holdings Limited	75,800	995,805

8

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Multiline Retail (continued)
Izumi Company Limited	8,900	$278,992
J.Front Retailing Company Limited	51,400	658,797
Kintetsu Department Store Company Limited †	27,000	70,532
Kohl’s Corporation	119,000	7,094,780
Lifestyle International Holdings Limited	119,500	228,062
Lotte Shopping Company Limited	3,266	884,336
Macy’s Incorporated	47,412	3,077,513
Marks & Spencer Group plc	149,257	1,140,345
Marui Company Limited	53,600	469,288
Matsuya Company Limited	9,600	141,084
Metro Holdings Limited	163,200	110,820
Myer Holdings Limited «	106,299	146,598
New World Department Store China Limited	150,000	50,871
Next plc	15,421	1,634,025
Parkson Holdings Bhd †	133,371	93,448
Ryohin Keikaku Company Limited	5,200	609,522
SACI Falabella	250,254	1,803,981
Sears Canada Incorporated	655	6,173
Sears Holdings Corporation «	29,801	1,075,816
Seria Company Limited	3,700	138,123
Shinsegae Company Limited	1,463	260,790
Takashimaya Company Limited	65,000	544,451
The Daiei Incorporated †	4,800	5,501
Warehouse Group Limited	10,254	24,917
Woolworths Holdings Limited	144,711	1,041,556
		43,776,617

Specialty Retail : 2.44%
ABC-Mart Incorporated	4,200	210,938
Abercrombie & Fitch Company Class A	41,000	1,182,850
Advance Auto Parts Incorporated	38,996	5,735,532
Alpen Company Limited	2,900	41,251
American Eagle Outfitters Incorporated	112,502	1,586,278
AOKI Holdings Incorporated	6,600	66,628
Aoyama Trading Company Limited	10,700	232,268
Asbury Automotive Group Incorporated †	66,880	5,063,485
Ascena Retail Group Incorporated †	316,100	4,232,579
Autobacs Seven Company Limited	16,500	233,033
AutoNation Incorporated †	38,300	2,276,552
AutoZone Incorporated †	6,300	3,639,573
Bed Bath & Beyond Incorporated †	98,700	7,241,619
Belle International Holdings Limited	1,217,000	1,382,580
Best Buy Company Incorporated	172,300	6,790,343
Best Denki Company Limited	8,000	9,438
BIC Camera Incorporated «	22,100	193,866
Cabela’s Incorporated †	27,600	1,497,024
CarMax Incorporated †	117,100	6,672,358
Carphone Warehouse Group plc	67,062	443,978
Chico’s FAS Incorporated	368,795	5,852,777
Chiyoda Company Limited	8,400	150,559
Chow Sang Sang Holdings International Limited	81,000	219,867
Chow Tai Fook Jewellery Company Limited	230,800	322,023
CST Brands Incorporated	182,527	7,969,129
DCM Japan Holdings Company Limited	27,000	172,006
Delek Automotive Systems Limited	1,187	12,171
Dick’s Sporting Goods Incorporated	52,407	2,652,318
DSW Incorporated Class A	159,400	5,655,512
Dufry Group Register Shares †	2,183	347,426
Edion Corporation	14,400	93,557
Esprit Holdings Limited	355,658	464,127
Fast Retailing Company Limited	10,500	3,822,807
Fielmann AG	1,552	104,842
Foot Locker Incorporated	83,535	4,785,720
Foschini Limited	43,808	575,659
Fourlis Holdings SA †	1,820	8,945
Futures Lifestyle Fashions Limited	5,607	7,188
Gamestop Corporation Class A «	65,000	2,457,650

9

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Specialty Retail (continued)
Genesco Incorporated †	51,100	$4,158,007
GEO Company Limited	10,200	81,827
Giordano International Limited	338,000	158,651
GNC Holdings Incorporated Class A	47,969	2,121,189
Group 1 Automotive Incorporated	47,100	4,215,921
Grupo Elektra SA de CV	16,094	665,028
Guess? Incorporated	38,400	870,528
Gulliver International Company Limited	11,100	86,241
Halfords Group	10,381	77,608
Hennes & Mauritz AB	89,703	3,843,056
Hikari Tsushin Incorporated	3,600	234,196
Hotai Motor Company Limited	85,000	1,333,468
Howden Joinery Group plc	55,350	338,565
Industria de Diseno Textil SA	106,685	3,108,297
JB Hi-Fi Limited «	17,769	234,011
JIN Company Limited	2,300	53,396
Joshin Denki Company Limited	10,000	75,841
Jumbo SA	9,157	116,219
K’s Holdings Corporation	9,400	228,287
Kingfisher plc	235,574	1,149,526
Kohnan Shoji Company Limited	4,900	53,100
Komeri Company Limited	6,500	140,769
L Brands Incorporated	48,200	3,899,380
Lithia Motors Incorporated Class A	49,200	3,616,692
LOTTE Himart Company Limited	2,142	137,844
Luk Fook Holdings International Limited	65,000	213,736
Lumber Liquidators Holdings Incorporated «†	60,400	3,840,836
Mr Price Group Limited	44,003	937,942
Murphy USA Incorporated †	103,745	6,610,631
NAFCO Company Limited	1,400	18,133
Nishimatsuya Chain Company Limited	8,400	75,881
Nitori Company Limited	16,700	925,980
O’Reilly Automotive Incorporated †	54,306	9,923,878
OSIM International Limited	55,515	92,007
PetSmart Incorporated	57,000	4,489,320
Point Incorporated	3,600	69,773
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	38
Premier Investments Limited	16,893	145,823
Reitman’s Canada Limited Class A	2,386	12,244
Restoration Hardware Holdings Incorporated «†	76,900	6,495,743
Right On Company Limited	1,000	6,050
RONA Incorporated	10,259	123,316
Ross Stores Incorporated	110,698	10,126,653
Sa Sa International Holdings Limited	182,000	136,824
Sally Beauty Holdings Incorporated †	82,600	2,614,290
Sanrio Company Limited «	11,000	290,596
Shimachu Company Limited	9,900	246,770
Shimamura Company Limited	4,400	368,181
Staples Incorporated	376,100	5,287,966
Super Cheap Auto Group Limited	26,573	170,793
The Home Depot Incorporated	259,030	25,747,582
The Men’s Wearhouse Incorporated	110,142	5,145,834
Tiffany & Company	60,000	6,475,200
TJX Companies Incorporated	134,500	8,898,520
Tractor Supply Company	73,550	5,658,202
Trinity Limited	202,000	43,761
Truworths International Limited	104,568	750,268
Ulta Salon, Cosmetics and Fragrance Incorporated †	34,400	4,351,256
United Arrows Limited	4,100	113,323
Urban Outfitters Incorporated †	53,713	1,736,004
USS Company Limited	44,100	636,583
WH Smith plc	12,180	240,596
Williams-Sonoma Incorporated	46,100	3,437,216
World Duty Free SpA †	9,260	89,700
Xebio Company Limited	4,100	66,197
Yamada Denki Company Limited «	183,000	602,958
		232,620,707

10

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods : 1.30%
Adidas-Salomon AG	19,806	$1,589,577
ASICS Corporation	37,200	941,990
Billabong International Limited †	56,684	31,366
Burberry Group plc	41,524	1,071,569
Carter’s Incorporated	28,000	2,329,880
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA «	4,809	921,511
Coach Incorporated	157,800	5,857,536
Compagnie Financiere Richemont SA	49,685	4,673,966
Daidoh Limited	1,200	5,016
Daphne International Holdings Limited	130,000	58,505
Deckers Outdoor Corporation †	75,098	7,263,479
Descente Limited	9,000	86,079
Eclat Textile Company Limited	41,371	412,407
Feng Tay Enterprise Company Limited	88,400	255,367
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	204,627
Fossil Group Incorporated †	24,510	2,738,257
Fujibo Holdings Incorporated	23,000	62,602
Geox SpA †	950	3,189
Gildan Activewear Incorporated «	10,931	638,239
Global Brands Group Holding Limited †	1,128,530	251,758
Gunze Limited	36,000	94,042
Hanesbrands Incorporated	53,200	6,156,304
Hermes International	1,479	495,506
Hugo Boss AG	2,130	280,673
Iconix Brand Group Incorporated †	115,900	4,683,519
Jaybharat Textiles & Real Estate Limited †(a)	15,488	5,990
Kate Spade & Company †	66,600	2,133,198
Kering	7,111	1,469,688
Kurabo Industries Limited	43,000	67,035
Li & Fung Limited	1,128,530	1,254,423
LPP SA	207	544,348
lululemon athletica incorporated «†	55,395	2,669,485
Luxottica Group SpA	12,870	688,608
LVMH Moet Hennessy Louis Vuitton SA «	26,096	4,692,094
Makalot Industrial Company Limited	40,255	203,568
Michael Kors Holdings Limited †	106,395	8,161,560
Ng2 SA	3,479	150,581
Nike Incorporated Class B	138,400	13,741,736
Onward Kashiyama Company Limited	27,000	165,636
Pacific Textiles Holdings Limited	106,000	141,335
Pandora AS	11,925	1,058,892
Ports Design Limited †	33,000	11,064
Pou Chen Corporation	584,600	706,488
Prada SpA «	47,800	309,425
Puma AG Rudolf Dassler Sport	229	52,444
PVH Corporation	43,922	5,584,243
Ralph Lauren Corporation	31,817	5,882,963
Ruentex Industries Limited	153,911	310,831
Sanyo Shokai Limited	23,000	60,858
Seiko Holdings Corporation Class C	23,000	131,213
Seiren Company Limited	20,900	168,546
Shenzhou International Group Holdings Limited	117,000	389,251
Skechers U.S.A. Incorporated Class A †	87,100	5,348,811
Stella International	100,000	275,310
Steven Madden Limited †	125,250	4,271,025
Tainan Spinning Company Limited	358,060	199,581
Texwinca Holdings Limited	100,000	92,200
The Japan Wool Textile Company Limited	13,000	83,913
The Swatch Group AG—Bearer Shares	2,953	1,460,065
The Swatch Group AG—Regular Shares	4,901	451,405
Titan Industries Limited	44,383	265,239
Tod’s SpA	810	74,835
TSI Holdings Company Limited	20,900	120,465
Under Armour Incorporated Class A †	88,892	6,443,781
Unitika Limited †	168,000	87,773
VF Corporation	66,916	5,030,076

11

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Wacoal Corporation	26,000	$267,077
Wolverine World Wide Incorporated	220,880	6,739,049
Youngone Corporation	5,630	277,448
Yue Yuen Industrial Holdings Limited	151,500	543,102
		123,893,622

Consumer Staples : 6.59%
Beverages : 1.49%
Ambev SA	1,237,629	8,130,709
Anadolu Efes Biracilik Ve Malt Sanayii AS †	41,874	479,185
Anheuser-Busch InBev NV	72,633	8,537,031
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV	178,900	1,153,800
Asahi Breweries Limited	79,900	2,492,877
Britvic plc	18,843	195,537
Brown-Forman Corporation Class B	84,421	8,193,058
C&C Group plc	40,119	187,699
Carlsberg AS	10,130	902,891
Carlsberg Brewery Malaysia Bhd	27,300	96,851
Coca-Cola Amatil Limited	97,405	757,897
Coca-Cola Central Japan Company Limited	8,300	132,190
Coca-Cola Enterprises Incorporated	131,300	5,769,322
Coca-Cola Femsa SA	110,500	1,103,353
Coca-Cola HBC AG—London Exchange	17,518	397,821
Coca-Cola Icecek Uretim AS	15,881	357,029
Coca-Cola West Japan Company Limited	14,900	204,158
Compania Cervecerias Unidas SA	26,092	268,291
Constellation Brands Incorporated Class A †	89,500	8,627,800
Cott Corporation	9,100	59,664
Davide Campari-Milano SpA	22,742	159,034
Diageo plc	226,919	7,030,597
Dr Pepper Snapple Group Incorporated	113,440	8,394,560
Fomento Economico Mexicano Sab de CV	566,600	5,493,970
Fraser & Neave Holdings	12,000	60,098
Guinness Anchor Bhd	33,500	131,326
Heineken Holding NV	9,870	675,345
Heineken NV	20,410	1,606,307
Hite Jinro Company Limited	6,516	148,499
ITO EN Limited	11,400	213,168
Kirin Brewery Company Limited	158,700	2,037,410
Lotte Chilsung Beverage Company Limited	132	195,388
LT Group Incorporated	735,600	216,888
Molson Coors Brewing Company	92,572	7,160,444
Monster Beverage Corporation †	80,552	9,033,907
PepsiCo Incorporated	180,363	18,054,336
Pernod-Ricard SA	18,977	2,250,562
Remy Cointreau SA	1,992	149,884
SABMiller plc	91,828	5,118,582
Sapporo Holdings Limited	76,000	347,114
Suntory Beverage & Food Limited	23,100	815,615
Takara Holdings Incorporated	39,000	257,984
Thai Beverage PCL	2,160,000	1,085,552
The Coca-Cola Company	481,166	21,570,672
Treasury Wine Estates Limited	114,523	462,119
Tsingtao Brewery Company Limited	70,000	491,496
United Spirits Limited †	17,882	788,286
		141,996,306

Food & Staples Retailing : 1.37%
Aeon Company Limited	138,700	1,382,675
Ain Pharmaciez Incorporated	4,400	125,878
Alimentation Couche Tard Incorporated	39,729	1,406,960
ARCS Company Limited	9,300	190,984
Axfood AB	1,584	93,698
Big C Supercenter PCL ADR	174,400	1,285,360

12

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Food & Staples Retailing (continued)
Bim Birlesik Magazalar AS	67,584	$1,504,167
Booker Group plc	194,495	431,342
C.P. Seven Eleven PCL «	830,800	1,113,300
Carrefour SA	62,398	1,975,596
Casey’s General Stores Incorporated	84,110	7,041,689
Casino Guichard Perrachon SA	5,420	522,601
Cawachi Limited	2,100	31,216
Cencosud SA	244,002	633,274
China Resources Enterprise Limited	266,000	554,988
Cocokara Fine Incorporated	4,000	95,525
Colruyt SA	6,243	290,529
Cosmos Pharmaceutical Corporation	1,800	238,443
Costco Wholesale Corporation	85,127	12,098,249
Dairy Farm International Holdings Limited	52,200	481,284
Delhaize Group SA	10,066	736,352
Distribuidora Internacional SA	61,010	424,363
Dongsuh Company Incorporated	12,182	254,536
E-MART Company Limited	4,953	983,492
Empire Company Limited	2,672	195,349
Eurocash SA	15,296	169,268
FamilyMart Company Limited	12,400	457,673
George Weston Limited	5,500	489,370
Heiwado Company Limited	8,100	149,209
Inageya Company Limited	5,500	54,180
J Sainsbury plc «	119,290	435,453
Jeronimo Martins SA	20,490	208,300
Kasumi Company Limited	10,000	88,649
Kato Sangyo Company Limited	5,600	107,309
Kesko Oyj	7,559	294,491
Kesko Oyj Class A	1,500	55,340
Koninklijke Ahold NV	92,779	1,639,894
Lawson Incorporated	13,100	808,056
Life Corporation	4,000	56,493
Loblaw Companies Limited	15,709	850,612
Magnit OJSC Sponsored GDR	68,877	3,984,534
Massmart Holdings Limited	23,414	296,071
Matsumotokiyoshi Holdings Company Limited	9,100	252,671
Metcash Limited «	168,315	373,978
Metro AG †	12,722	432,317
Metro Incorporated	9,679	760,342
OKUWA Company Limited	6,000	48,235
President Chain Store Corporation	126,032	981,459
Puregold Price Club Incorporated	289,300	246,103
Rallye SA	2,005	78,100
Rite Aid Corporation †	522,680	2,864,286
Ryoshoku Limited	4,200	93,648
Safeway Incorporated	133,916	4,665,633
Seven & I Holdings Company Limited	131,380	4,901,702
Shoprite Holdings Limited	81,698	1,249,848
Sligro Food Group NV	1,429	53,788
Sonae SGPS SA	93,661	127,730
Sprouts Farmers Market Incorporated †	56,400	1,792,956
Sugi Pharmacy Company Limited	8,400	351,091
Sun Art Retail Group Limited «	518,000	588,477
Sundrug Company Limited	6,600	267,793
Super-Sol Limited	1,882	4,329
Sysco Corporation	70,248	2,828,184
Tesco plc	770,024	2,245,451
The Jean Coutu Group PJC Incorporated	9,211	218,378
The Kroger Company	58,500	3,500,640
The Maruetsu Incorporated	2,000	9,286
Tsuruha Holdings Incorporated	6,600	372,630
United Natural Foods Incorporated †	105,079	7,900,890
UNY Company Limited	43,900	221,590
Valor Company Limited	9,100	156,587
Wal-Mart de Mexico SAB de CV	1,321,710	2,833,507
Wal-Mart Stores Incorporated	188,943	16,540,070
Walgreen Company	105,600	7,245,216

13

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Food & Staples Retailing (continued)
Welcia Holdings Company «	4,800	$152,086
Wesfarmers Limited	183,440	6,468,237
Whole Foods Market Incorporated	189,642	9,298,147
William Morrison Supermarkets plc	218,799	610,830
Woolworths Limited	205,228	5,436,994
Yaoko Company Limited	2,300	137,221
Yokohama Reito Company	7,100	47,086
		130,594,268

Food Products : 2.03%
Ajinomoto Company Incorporated	95,000	1,773,595
Alicorp SA	148,947	382,555
Archer Daniels Midland Company	77,400	4,077,432
Ariake Japan Company Limited	5,600	129,913
Aryzta AG	9,603	766,649
Asiatic Development Bhd	46,000	145,514
Associated British Foods plc	34,117	1,709,089
Barry Callebaut AG	233	249,466
Boustead Plantations Bhd	16,100	7,330
BRF Brasil Foods SA	163,200	4,258,083
Bunge Limited	84,845	7,701,381
CALBEE Incorporated	20,700	716,921
Campbell Soup Company	104,000	4,709,120
Chaoda Modern Agriculture Limited †(a)	277,776	0
Charoen Pokphand Food PCL	445,500	383,291
China Agri-Industries Holdings Limited	700	272
China Culiangwang Beverages Holdings Limited †	48,000	2,321
China Fishery Group Limited	36,922	7,791
China Huishan Dairy Holdings Company Limited «	1,506,000	316,546
China Huiyuan Juice Group †	21,500	9,010
China Mengniu Dairy Company	347,000	1,407,259
CJ Cheiljedang Corporation	1,850	589,422
ConAgra Foods Incorporated	245,614	8,969,823
Corbion NV	9,068	159,659
Dairy Crest Group plc	6,886	54,387
Danone SA	55,788	3,939,414
Darling Ingredients Incorporated †	397,400	7,391,640
Dean Foods Company	215,700	3,677,685
Dydo Drinco Incorporated	1,900	75,571
Ebro Puleva SA	6,042	109,651
Ezaki Glico Company Limited	10,000	364,035
Felda Global Ventures Holdings Bhd	469,000	457,561
Flowers Foods Incorporated	110,450	2,153,775
Fuji Oil Company Limited	13,300	189,183
Futuris Corporation Limited †	36,531	6,997
General Mills Incorporated	73,500	3,877,125
Global Bio-Chem Technology Group Company Limited †	179,200	6,932
Golden Agri-Resources Limited	1,248,045	440,498
Goodman Fielder Limited	268,842	147,618
GrainCorp Limited	43,413	300,464
Grupo Bimbo Sab de CV	544,700	1,522,167
Hain Celestial Group Incorporated †	108,933	12,333,394
Hokuto Corporation	5,200	87,682
House Foods Corporation	16,400	275,429
Indofood Agri Resources Limited	39,000	22,593
Ingredion Incorporated	43,043	3,582,469
IOI Corporation Bhd	654,346	932,431
Itoham Foods Incorporated	35,000	181,680
J-Oil Mills Incorporated	19,000	59,400
JBS SA	181,023	840,589
Kagome Company Limited	16,000	238,645
KAMEDA SEIKA Company Limited	2,900	92,252
Kellogg Company	30,700	2,033,875
Kerry Group plc Class A—Dublin Exchange	15,076	1,119,728
Keurig Green Mountain Incorporated	23,592	3,353,367
Khon Kaen Sugar Industry PCL	23,320	9,233
Kikkoman Corporation	38,000	904,289

14

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Food Products (continued)
Kraft Foods Group Incorporated	77,492	$4,662,694
Kuala Lumpur Kepong Bhd	99,100	659,202
Kulim (Malaysia) Bhd †	101,600	102,726
Lancaster Colony Corporation	41,769	3,922,109
Lindt & Spruengli AG	10	597,670
Lindt & Spruengli AG—Participation Certificate	96	483,802
Lotte Confectionery Company Limited	228	409,513
Maple Leaf Foods Incorporated	14,491	238,920
Marine Harvest ASA	25,295	357,774
Marudai Food Company Limited	35,000	122,103
Maruha Nichiro Corporation †	8,700	122,359
McCormick & Company Incorporated	69,300	5,151,069
Mead Johnson Nutrition Company	39,220	4,072,605
Megmilk Snow Brand Company Limited	9,100	110,117
Meiji Holdings Company Limited	12,600	1,130,783
Mitsui Sugar Company Limited	17,000	61,026
Mondelez International Incorporated Class A	201,880	7,913,696
Morinaga & Company Limited	51,000	117,325
Morinaga Milk Industry Company Limited	43,000	143,490
Nestle India Limited	4,820	481,887
Nestle Malaysia Bhd	10,000	202,809
Nestle SA	300,165	22,549,284
Nestle SA ADR	15	1,126
Nichirei Corporation	52,000	226,106
Nippon Flour Mills Company Limited	38,000	170,355
Nippon Meat Packers Incorporated	39,000	783,155
Nippon Suisan Kaisha Limited †	41,400	144,431
Nisshin Seifun Group Incorporated	50,800	502,991
Nissin Food Products Company Limited	16,700	837,322
Nong Shim Company Limited	901	215,908
Nutreco NV	6,963	398,417
Orion Corporation	971	857,113
Orkla ASA	72,715	539,568
Osem Investment Limited	3,453	65,431
PPB Group Bhd	119,200	546,928
PT Astra Agro Lestari Tbk	71,500	140,610
PT Charoen Pokphand Indonesia Tbk	1,636,000	550,964
PT Indofood CBP Sukses Makmur Tbk	384,000	353,982
PT Indofood Sukses Makmur Tbk	993,924	545,665
QP Corporation	24,000	392,753
Ridley Corporation Limited	11,389	9,259
Riken Vitamin Company Limited	2,000	53,931
Sakata Seed Corporation	5,700	83,384
Saputo Incorporated	25,208	729,201
Showa Sangyo Company Limited	27,000	106,253
Shree Renuka Sugars Limited †	50,603	13,781
Standard Foods Corporation	71,499	165,882
Strauss Group Limited	1,291	21,455
Suedzucker AG «	5,793	90,247
Tate & Lyle plc	44,144	416,664
Thai Union Frozen Products PCL	37,044	97,870
The Hershey Company	28,600	2,868,008
The Nisshin Oillio Group Limited	21,000	70,431
Tiger Brands Limited	43,269	1,509,304
Tingyi Holding Corporation	498,000	1,184,170
Toyo Suisan Kaisha Limited	20,000	677,509
TreeHouse Foods Incorporated †	93,923	7,603,067
Tyson Foods Incorporated Class A	168,809	7,147,373
Uni-President Enterprises Corporation	1,218,198	1,968,169
Unilever NV	160,113	6,525,731
Unilever plc ADR	103,047	4,361,140
United Plantations Bhd	17,000	120,018
Universal Robina Corporation	238,100	1,034,480
Viscofan SA	4,011	230,878
Vitasoy International Holdings Limited	188,000	270,064
Want Want China Holdings Limited	1,798,000	2,360,268
Wei Chuan Food Corporation	140,000	128,023
WH Group Limited †	1,847,118	1,093,279

15

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Food Products (continued)
Wilmar International Limited	474,930	$1,169,742
Yakult Honsha Company Limited	27,300	1,449,313
Yamazaki Baking Company Limited	34,000	429,190
		194,128,073

Household Products : 0.78%
Church & Dwight Company Incorporated	71,400	5,477,094
Clorox Company	68,800	6,991,456
Colgate-Palmolive Company	166,616	11,594,807
Henkel AG & Company KGaA	11,153	1,105,218
Hindustan Unilever Limited	194,105	2,458,882
Kimberly-Clark Corporation	44,816	5,225,097
Kimberly-Clark de Mexico SAB de CV	424,300	970,569
LG Household & Health Care Limited Class H	1,529	859,756
Lion Corporation	52,000	284,823
Pigeon Corporation	7,000	431,196
PT Unilever Indonesia Tbk	256,000	667,060
PZ Cussons plc	28,166	151,273
Reckitt Benckiser Group plc	61,638	5,065,918
ST Corporation	700	5,999
Svenska Cellulosa AB Class A	7,500	177,357
Svenska Cellulosa AB Class B	56,712	1,338,060
The Procter & Gamble Company	326,982	29,568,982
Uni-Charm Corporation	88,200	2,019,376
		74,392,923

Personal Products : 0.27%
Aderans Company Limited	6,500	63,154
Amorepacific Corporation	663	1,496,006
Amorepacific Group	757	793,929
Avon Products Incorporated	277,900	2,717,862
BaWang International Group Holding Limited †	82,000	3,807
Beiersdorf AG	10,132	902,426
Colgate-Palmolive Company India Limited	6,799	203,921
Dabur India Limited	131,061	508,784
Dr. Ci Labo Company Limited	4,400	132,367
Emami Limited	9,988	124,482
Estee Lauder Companies Incorporated Class A	43,720	3,241,401
Euglena Company Limited †	10,800	144,704
FANCL Corporation	7,300	90,366
Godrej Consumer Products Limited	26,964	414,704
Hengan International Group Company Limited	203,500	2,205,596
Herbalife Limited «	35,900	1,552,675
Kao Corporation	85,100	3,152,436
Kobayashi Pharmaceutical Company Limited	5,600	324,193
Kose Corporation	4,900	172,183
L’Oreal SA	22,921	3,913,025
Mandom Corporation	3,200	102,334
Marico Limited	70,088	364,982
Milbon Company Limited	2,000	59,661
Natura Cosmeticos SA	45,000	622,843
NU Skin Enterprises Incorporated Class A «	36,400	1,521,520
Oriflame Cosmetics SA «	2,947	52,060
Pola Orbis Holdings Incorporated	3,800	134,971
Shiseido Company Limited	66,200	988,788
		26,005,180

Tobacco : 0.65%
Altria Group Incorporated	237,480	11,935,745
British American Tobacco Malaysia Bhd	28,400	592,769
British American Tobacco plc	173,539	10,298,845
Eastern Company	2,662	65,153
Imperial Tobacco Group plc	91,452	4,233,717
ITC Limited	496,529	2,905,721
Japan Tobacco Incorporated	190,200	6,094,510

16

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Tobacco (continued)
KT&G Corporation	19,046	$1,665,741
Lorillard Incorporated	48,900	3,087,546
Philip Morris International Incorporated	186,950	16,251,564
PT Gudang Garam Tbk	106,500	533,853
Reynolds American Incorporated	38,462	2,535,030
Souza Cruz SA	85,600	693,517
Swedish Match AB	21,840	754,336
		61,648,047

Energy : 6.04%
Energy Equipment & Services : 1.23%
Akastor ASA «	17,388	52,129
Aker Solutions ASA †	17,388	104,060
Amec Foster Wheeler plc «	200,686	2,903,927
AMEC plc	31,672	462,905
Atwood Oceanics Incorporated †	126,000	4,043,340
Baker Hughes Incorporated	58,300	3,323,100
Bourbon SA	4,428	114,383
Bristow Group Incorporated	80,500	5,160,050
Bumi Armada Bhd	340,600	115,799
Calfrac Well Services Limited	3,918	41,889
Cameron International Corporation †	39,238	2,012,125
CARBO Ceramics Incorporated «	43,100	1,639,524
CGG SP ADR †	689	6,732
China Oilfield Services Limited Class H	474,000	834,935
Compagnie Generale de Geophysique Veritas †«	16,437	160,348
Core Laboratories NV	23,384	3,012,561
Diamond Offshore Drilling Incorporated «	38,900	1,142,493
Dresser-Rand Group Incorporated †	40,841	3,312,614
Dril-Quip Incorporated †	88,510	7,058,673
Enerflex Limited	4,043	59,484
Ensco plc Class A	134,300	4,539,340
Ensign Energy Services Incorporated	11,978	114,974
Ezra Holdings Limited	125,000	63,780
FMC Technologies Incorporated †	125,404	5,990,549
Fred Olsen Energy ASA	4,001	41,462
Fugro NV	7,340	168,324
Halliburton Company	1	42
Helix Energy Solutions Group Incorporated †	236,895	5,417,789
Helmerich & Payne Incorporated	62,900	4,374,695
Hunting plc	13,249	119,356
John Wood Group plc	30,475	281,926
KNM Group Bhd †	12	2
McDermott International Incorporated †	573,600	2,036,280
Modec Incorporated	3,100	54,022
Mullen Group Limited	6,400	125,941
Nabors Industries Limited	169,100	2,218,592
Noble Corporation plc	164,900	2,966,551
Oceaneering International Incorporated	56,968	3,572,463
Oil States International Incorporated	35,300	1,759,705
Pason Systems Incorporated	10,745	240,844
Patterson-UTI Energy Incorporated	95,079	1,681,948
Petrofac Limited	25,283	326,227
Petroleum Geo-Services ASA «	19,980	97,646
Precision Drilling Corporation	20,412	131,512
Prosafe ASA	26,130	85,432
Rowan Companies plc	71,700	1,560,909
Saipem SpA †	23,203	332,311
Sapurakencana Petroleum Bhd	640,922	530,549
Savanna Energy Services Corporation	11,539	47,108
SBM Offshore NV †	17,972	242,857
Schlumberger Limited	249,505	21,444,955
Schoeller-Bleckmann Oilfield Equipment AG	1,839	145,648
Seacor Holdings Incorporated †	41,200	2,930,968
Seadrill Limited «	33,756	482,246
Shawcor Limited Class A	4,528	184,936

17

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Energy Equipment & Services (continued)
Shinko Plantech Company Limited	7,600	$52,003
Subsea 7 SA	26,952	267,806
Technip SA	10,276	668,730
Tecnicas Reunidas SA	2,168	102,510
Tenaris SA	45,222	748,387
TGS Nopec Geophysical Company ASA «	10,707	237,434
Tidewater Incorporated	35,240	1,089,268
Toyo Kanetsu K. K.	23,000	50,004
Transocean Limited «	41,000	861,410
Trican Well Service Limited	16,245	112,759
Trinidad Drilling Limited	7,400	37,521
U.S. Silica Holdings Incorporated «	115,800	3,638,436
Unit Corporation †	111,300	4,253,886
Weatherford International Limited plc †	413,154	5,412,317
WorleyParsons Limited	36,573	346,217
		117,751,648

Oil, Gas & Consumable Fuels : 4.81%
Advantage Oil & Gas Limited †	8,522	38,218
AET&D Holdings No. 1 Limited (a)	20,314	0
Afren plc †	100,824	81,604
Altagas Limited «	11,048	411,825
Anadarko Petroleum Corporation	98,200	7,772,530
Antero Resources Corporation †	28,700	1,346,604
Apache Corporation	45,800	2,935,322
ARC Resources Limited «	29,540	702,669
Athabasca Oil Corporation †	28,194	61,372
Australian Worldwide Exploration Limited †	77,909	92,522
Bankers Petroleum Limited †	23,555	71,660
Banpu PCL	142,000	117,847
Bayan Resources Group †	170,500	96,399
Baytex Energy Corporation «	11,349	252,597
Beach Petroleum Limited	247,212	215,713
BG Group plc	307,585	4,330,530
Bharat Petroleum Corporation Limited	36,149	434,714
Birchcliff Energy Limited †	4,522	39,808
Bonavista Energy Corporation «	16,745	139,505
BP plc	1,741,095	11,442,354
Brightoil Petroleum Holdings Limited †	514,000	164,376
Cabot Oil & Gas Corporation	222,824	7,362,105
Cairn Energy plc †	48,348	122,876
Caltex Australia Limited	22,940	590,747
Cameco Corporation	37,200	692,683
Canadian Natural Resources Limited	103,154	3,440,270
Canadian Oil Sands Limited	45,830	587,348
Carrizo Oil & Gas Incorporated †	91,200	3,598,752
Cenovus Energy Incorporated	72,271	1,599,072
Cheniere Energy Incorporated †	118,200	7,800,018
Chesapeake Energy Corporation	74,832	1,516,096
Chevron Corporation	229,623	24,999,056
China Coal Energy Company «	929,962	580,409
China Petroleum & Chemical Corporation	6,971,600	5,708,605
China Shenhua Energy Company Limited	891,500	2,534,859
Cimarex Energy Company	46,400	4,869,680
CNOOC Limited	4,392,000	6,422,427
Coal India Limited	146,299	836,937
Coal of Africa Limited †	38,864	1,787
Concho Resources Incorporated †	60,328	5,746,242
Connacher Oil & Gas Limited †	22,597	1,383
ConocoPhillips Company	147,267	9,729,931
CONSOL Energy Incorporated	132,200	5,172,986
Continental Resources Incorporated «†	19,734	808,699
Corridor Resources Incorporated †	1,363	1,346
Cosan SA Industria Comercio Npv	23,400	291,947
Cosmo Oil Company Limited	129,000	177,189
Crescent Point Energy Corporation «	36,103	944,630
Crew Energy Incorporated †	7,839	49,478
Delek Group Limited	312	105,702

18

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Incorporated †	29,700	$1,675,080
DNO ASA †	102,500	233,857
Dragon Oil plc	21,264	168,013
Ecopetrol SA Sponsored ADR «	63,212	1,282,571
Empresas Copec SA	115,354	1,362,482
Enbridge Incorporated	77,200	3,553,265
Encana Corporation	70,534	1,116,064
Energen Corporation	46,326	2,766,589
Energy XXI (Bermuda) Limited «	224,500	900,245
Enerplus Corporation «	20,247	264,084
ENI SpA	247,150	4,941,985
EnQuest plc—United Kingdom Exchange †	56,296	43,645
EOG Resources Incorporated	106,296	9,217,989
EQT Corporation	80,900	7,360,282
Esso Thailand PCL †	26,300	4,165
Establissements Maurel et Prom †	5,783	56,350
Exxaro Resources Limited «	30,766	309,208
Exxon Mobil Corporation	509,731	46,151,045
Formosa Petrochemical Corporation	366,590	829,188
Galp Energia SGPS SA	20,077	244,822
Gazprom ADR	1,577,489	9,220,423
Golar LNG Limited (a)	2,733	151,515
Gran Tierra Energy Incorporated †	23,505	90,001
Grupa Lotos SA	4,288	34,441
Grupa Lotos SA – Warsaw Exchange †	10,126	81,331
GS Holdings Corporation	8,189	307,471
Gulf Keystone Petroleum Limited †«	88,919	90,047
Gulfport Energy Corporation †	48,900	2,333,997
Hess Corporation	35,500	2,589,015
Hidili Industry International Development Limited †	88,000	8,624
HollyFrontier Corporation	115,922	4,731,936
Husky Energy Incorporated «	26,600	566,695
Idemitsu Kosan Company Limited	21,600	368,585
Igas Energy plc †	2,782	2,448
Imperial Oil Limited	23,700	1,038,002
Indian Oil Corporation Limited	25,887	152,243
Inpex Holdings Incorporated	177,600	1,881,958
Inter Pipeline Limited	28,473	816,181
IRPC PCL	974,221	99,098
Itochu Enex Company Limited	6,000	38,679
Ivanhoe Energy Incorporated †	426	402
Japan Petroleum Exploration Company	7,300	224,838
JX Holdings Incorporated	409,900	1,525,338
Karoon Gas Australia Limited †	31,102	74,401
Keyera Corporation «	7,024	527,829
Kinder Morgan Incorporated «	79,900	3,303,865
Kodiak Oil & Gas Corporation †	584,100	4,281,453
Koninklijke Vopak NV	6,083	305,791
Kunlun Energy Company Limited	780,000	843,879
Laredo Petroleum Holdings Incorporated «†	44,100	460,845
Lightstream Resources Limited	12,979	29,160
Long Run Exploration Limited	449	840
Lubelski Wegiel Bogdanka SA	8,893	289,149
Lukoil ADR	27,399	1,253,504
Lukoil ADR—London Exchange	110,894	5,161,007
Lundin Petroleum AB †	23,462	330,752
Marathon Oil Corporation	88,361	2,555,400
Marathon Petroleum Corporation	33,919	3,055,763
Meg Energy Corporation †	12,100	203,624
Mitsuuroko Holdings Company Limited	10,000	45,083
MOL Hungarian Oil & Gas plc	10,411	502,903
Mongolia Energy Corp Limited †	69,250	5,269
Murphy Oil Corporation	97,000	4,696,740
Neste Oil Oyj	15,503	368,060
New Hope Corporation Limited	33,755	68,966
New Zealand Oil & Gas Limited	23,307	11,510
Newfield Exploration Company †	84,400	2,298,212
Niko Resource Limited †«	5,137	1,168

19

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Nippon Gas Company Limited	8,800	$183,163
NovaTek OAO	6,672	620,369
NovaTek OAO Sponsored GDR	27,002	2,551,689
NuVista Energy Limited †	3,905	27,925
Oasis Petroleum Incorporated †	56,700	1,042,146
Occidental Petroleum Corporation	94,300	7,522,311
Oil & Natural Gas Corporation Limited	461,642	2,822,447
Oil India Limited	23,455	223,797
Oil Search Limited	194,808	1,321,745
OMV AG	14,891	430,981
Ophir Energy plc †	50,585	114,954
Origin Energy Limited	179,731	1,874,311
PA Resources AB †	1,136	299
Pacific Rubiales Energy Corporation	30,807	298,940
Paladin Energy Limited †«	189,449	60,479
Paz Oil Company Limited	173	23,666
PBF Energy Incorporated	204,000	5,765,040
Peabody Energy Corporation «	173,000	1,749,030
Pembina Pipeline Corporation «	28,155	975,420
Pengrowth Energy Corporation «	42,515	142,720
Penn West Petroleum Limited «	42,170	148,935
PetroChina Company Limited	5,766,000	6,253,086
Petroleo Brasileiro SA	812,645	3,954,153
Petronas Dagangan Bhd	54,000	256,710
Petronet LNG Limited	37,495	119,183
Peyto Exploration & Development Corporation «	13,213	396,309
Phillips 66	66,908	4,885,622
Pioneer Natural Resources Company	27,800	3,981,794
Polish Oil & Gas	349,279	504,967
Polski Koncern Naftowy Orlen SA	69,716	936,778
Premier Oil plc	62,107	181,643
PT Adaro Energy Tbk	4,031,000	356,726
PT Indika Energy Tbk †	202,500	9,292
PT Indo Tambangraya Megah Tbk	86,500	134,846
PT Tambang Batubara Bukit Asam Tbk	159,500	171,864
PTT Exploration & Production PCL	297,271	1,226,746
PTT PCL—Bangkok Exchange	193,700	2,259,391
QEP Resources Incorporated	115,000	2,350,600
Questerre Energy Corporation †	8,414	3,812
Range Resources Corporation	89,045	5,845,804
Reliance Industries Limited	408,987	6,535,356
Reliance Industries Limited GDR 144A	2,006	63,891
Repsol YPF SA	88,886	1,996,345
Rosetta Resources Incorporated †	134,400	3,954,048
Rosneft OJSC GDR	256,180	1,210,348
Royal Dutch Shell plc Class A—Amsterdam Exchange	53,947	1,802,004
Royal Dutch Shell plc Class A—London Exchange	298,671	9,961,368
Royal Dutch Shell plc Class B	228,377	7,940,150
S-Oil Corporation	8,742	332,179
SandRidge Energy Incorporated «†	255,550	718,096
Santos Limited	173,424	1,491,122
Saras SpA †	12,269	13,434
Sasol Limited	138,177	5,760,778
Semgroup Corporation Class A	94,000	6,955,060
Showa Shell Sekiyu KK	37,700	314,193
Silverwillow Energy Corporation †	1,901	116
SK Energy Company Limited	14,381	1,112,371
SM Energy Company	41,700	1,811,865
SOCO International plc	30,069	133,136
Southwestern Energy Company †	79,513	2,558,728
Spectra Energy Corporation	88,112	3,337,683
Spyglass Resources Corporation	2,042	1,196
Statoil ASA	99,008	1,864,822
Stone Energy Corporation †	130,200	2,057,160
Storm Resources Limited †	281	1,221
Suncor Energy Incorporated	136,487	4,315,705
Surgutneftegas SP ADR	257,109	1,513,086
Talisman Energy Incorporated	97,600	462,446
Targa Resources Corporation	15,400	1,757,756

20

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tatneft ADR	15,590	$477,989
Tatneft Sponsored ADR	63,100	1,934,646
Teekay Corporation	101,558	5,049,464
Tesoro Corporation	74,500	5,708,190
Thai Oil PCL	104,800	138,042
The Williams Companies Incorporated	80,500	4,165,875
TonenGeneral Sekiyu KK	53,000	443,490
Total SA	221,377	12,392,914
Touchstone Exploration Incorporated †	3,067	1,394
Tourmaline Oil Corporation †	13,128	441,043
TransCanada Corporation	66,600	3,205,696
Transglobe Energy Corporation	11,093	36,075
Tullow Oil plc	85,595	570,289
Tupras Turkiye Petrol Rafinerileri AS	26,905	607,290
Ultra Petroleum Corporation «†	95,900	1,903,615
Ultrapar Participacoes SA	109,300	2,334,427
Valero Energy Corporation	66,951	3,254,488
Veresen Incorporated «	17,802	280,126
Vermilion Energy Incorporated «	9,494	450,340
Washington H. Soul Pattinson & Company Limited	25,619	307,295
Western Refining Incorporated	43,500	1,788,285
White Energy Company Limited †«	56,094	7,879
Whitehaven Coal Limited †«	113,230	119,527
Whiting Petroleum Corporation †	62,500	2,610,625
Woodside Petroleum Limited	118,676	3,611,783
World Fuel Services Corporation	153,482	6,949,665
WPX Energy Incorporated †	128,282	1,740,787
Yanchang Petroleum International Limited †	280,000	12,818
		458,800,212

Financials : 22.60%
Banks : 8.34%
77 Bank Limited	73,000	383,239
Abu Dhabi Commercial Bank PJSC	442,233	884,936
Affin Holdings Bhd	93,730	87,287
Agricultural Bank of China Limited	6,254,000	2,967,765
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	440,661	1,784,800
Alior Bank SA †	10,058	236,370
Alpha Bank AE †	1,140,516	740,793
AMMB Holdings Bhd	186,100	366,423
Aozora Bank Limited	218,000	709,092
Associated Banc-Corp	373,805	6,907,916
Asya Katilim Bankasi AS †	100,851	32,260
Australia & New Zealand Banking Group Limited	441,486	11,996,718
Axis Bank Limited	257,235	1,994,706
Banca Carige SpA †	33,259	2,814
Banca Monte dei Paschi di Siena SpA †	265,869	214,703
Banca Piccolo Credito Valtellinese Scarl †	9,849	9,792
Banca Popolare dell’Emilia Romagna Scarl †	38,724	274,650
Banca Popolare dell’Etruria e del Lazio †	258	155
Banca Popolare di Milano Scarl †	484,767	354,679
Banca Popolare di Sondrio Scarl	27,109	108,211
Banco Bilbao Vizcaya Argentaria SA	524,248	5,634,754
Banco Bradesco SA	118,670	1,777,147
Banco Comercial Portugues SA †«	3,424,278	353,649
Banco Continental Peru	37,404	61,018
Banco de Brasil SA	288,985	3,335,071
Banco de Chile	6,234,155	755,807
Banco de Credito del Peru	5,944	10,124
Banco de Credito e Inversiones	9,967	521,211
Banco de Sabade SA	321,738	913,172
Banco Itau Holding Financeira SA	58,589	788,085
Banco Popolare Societa Cooperativa †	39,538	545,596
Banco Popular Espanol SA	149,981	824,866
Banco Santander Central Hispano SA	1,005,630	9,070,710

21

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Banco Santander Central Hispano SA ADR	87,065	$774,879
Banco Santander Chile SA	13,980,264	768,057
Banco Santander SA †	152,991	1,383,862
Bancolombia SA ADR «	36,000	1,861,200
BancorpSouth Incorporated	206,373	4,517,505
Bangkok Bank PCL	31,000	190,711
Bangkok Bank PCL—Non-voting	76,900	473,087
Bank BPH SA †	309	4,292
Bank Handlowy w Warszawie SA	8,631	276,779
Bank Hapoalim Limited	105,587	526,275
Bank Leumi Le—Israel Exchange †	148,085	522,217
Bank Millennium SA	93,393	213,924
Bank of America Corporation	1,258,666	21,447,669
Bank of Baroda	16,312	285,785
Bank of China Limited	18,738,100	9,665,167
Bank of Communications Limited	5,645,350	4,680,860
Bank of Cyprus PCL †(a)	115,392	0
Bank of East Asia Limited	272,468	1,141,886
Bank of Hawaii Corporation	106,817	6,155,864
Bank of India	22,645	105,388
Bank of Ireland plc—Europe Exchange †	2,392,830	982,541
Bank of Kyoto Limited	72,000	605,511
Bank of Montreal	62,035	4,570,058
Bank of Nova Scotia	108,505	6,730,933
Bank of Queensland Limited	70,217	736,437
Bank of the Philippine Islands	347,596	735,366
Bank of the Ryukyus Limited	7,500	109,906
Bank of Yokohama Limited	210,000	1,183,871
Bank Pekao SA	31,782	1,747,651
Bank Zachodni WBK SA	6,822	794,202
Bankia SA †	318,040	557,989
Bankinter SA	39,803	356,940
BankUnited Incorporated	245,289	7,407,728
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	133,906
Barclays Africa Group Limited	90,379	1,455,167
Barclays plc	1,316,081	5,046,048
BDO Unibank Incorporated	350,788	853,046
Bendigo Bank Limited	84,476	918,347
Berner Kantonalbank AG	648	123,125
BNP Paribas SA	98,106	6,294,097
BOC Hong Kong Holdings Limited	659,000	2,328,412
BOK Financial Corporation	16,662	1,073,866
Branch Banking & Trust Corporation	92,697	3,484,480
BRE Bank SA	3,102	465,079
BS Financial Group Incorporated	58,633	830,848
Bumiputra Commerce Holdings Bhd	753,702	1,299,064
Canadian Imperial Bank of Commerce «	38,100	3,559,197
Canadian Western Bank	8,239	259,436
Canara Bank	13,142	87,317
Cathay General Bancorp	168,009	4,264,068
Chang Hwa Commercial Bank	1,131,723	671,043
Chiba Bank Limited	168,000	1,116,980
China Banking Corporation	144,056	153,824
China CITIC Bank	2,069,000	1,539,431
China Construction Bank	22,337,990	16,937,340
China Development Financial Holding Corporation	3,636,338	1,164,427
China Merchants Bank Company Limited	1,204,022	2,493,468
China Minsheng Banking Corporation Limited	1,691,280	1,858,142
China Trust Financial Holding Company Limited	3,954,738	2,689,950
CIT Group Incorporated	99,142	4,838,130
Citigroup Incorporated	365,869	19,745,950
City National Corporation	30,600	2,362,014
Comerica Incorporated	105,109	4,899,130
Commerce Bancshares Incorporated	54,490	2,333,251
Commercial International Bank	155,635	1,078,554
Commerzbank AG †	79,746	1,220,999
Commonwealth Bank of Australia	267,902	18,409,405
CorpBanca NPV	35,444,248	442,824
Credicorp Limited	17,248	2,857,304

22

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Banks (continued)
Credit Agricole d’Ile de France	154	$12,362
Credit Agricole SA	108,946	1,532,522
Credito Emiliano SpA	1,169	9,237
Criteria CaixaCorp SA	204,716	1,131,247
Cullen Frost Bankers Incorporated	34,153	2,549,863
Dah Sing Banking Group Limited	36,901	64,524
Dah Sing Financial Holdings Limited	32,795	202,355
Danske Bank AS	64,716	1,839,753
DBS Group Holdings Limited	284,766	4,332,778
Dexia †	39,586	1,330
DGB Financial Group Incorporated	28,214	297,941
DnB Nor ASA	85,061	1,408,665
E.SUN Financial Holding Company Limited	1,383,719	876,352
East West Bancorp Incorporated	89,220	3,280,619
EnTie Commercial Bank	238,977	102,317
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	727,197
Eurobank Ergasias SA †	2,511,462	778,128
Far Eastern International Bank	616,661	205,238
Fifth Third Bancorp	116,100	2,335,932
First Financial Holding Company Limited	1,672,303	1,015,891
First Gulf Bank PJSC	265,712	1,298,520
First Horizon National Corporation	572,412	7,303,977
First Niagara Financial Group Incorporated	227,045	1,854,958
First Republic Bank	70,209	3,617,870
FirstMerit Corporation	399,146	7,140,722
FNB Corporation PA	419,416	5,280,447
Fukuoka Financial Group Incorporated	165,000	899,596
Fulton Financial Corporation	453,240	5,411,686
Getin Noble Bank SA †	246,433	163,477
Glacier Bancorp Incorporated	179,766	4,921,993
Grupo Financiero Banorte SAB de CV	728,700	4,093,123
Grupo Financiero Inbursa SAB de CV	637,564	1,694,218
Grupo Financiero Santander SAB de CV	333,979	764,443
Gunma Bank Limited	92,000	547,333
Hana Financial Group Incorporated	47,314	1,443,398
Hancock Holding Company	197,632	6,464,543
Hang Seng Bank Limited	137,700	2,294,142
HDFC Bank Limited	245,309	3,783,700
HDFC Bank Limited ADR	4,473	238,366
Higashi-Nippon Bank Limited	24,000	69,773
Hokuhoku Financial Group Incorporated	305,000	616,837
Hong Leong Bank Bhd	97,760	413,294
Hong Leong Financial Group Bhd	68,900	360,541
HSBC Holdings plc	1,775,057	17,684,330
Hua Nan Financial Holdings Company Limited	1,632,519	941,610
Huishang Bank	2,143,000	931,271
Huntington Bancshares Incorporated	476,996	4,822,430
IBERIABANK Corporation	80,700	5,271,324
ICICI Bank Limited	145,795	4,121,872
ICICI Bank Limited ADR	4,228	248,987
Indusind Bank Limited	81,278	982,920
Industrial & Commercial Bank of China Limited Class H	22,295,442	15,122,571
Industrial Bank of Korea	44,220	600,669
Industrial Development Bank of India Limited	65,269	76,150
ING Bank Slaski SA	7,363	314,859
ING Groep NV †	364,202	5,338,418
International Bancshares Corporation	140,440	3,584,029
Intesa Sanpaolo RSP	86,693	233,435
Intesa Sanpaolo SpA	1,335,380	4,117,476
Investors Bancorp Incorporated	194,700	2,104,707
Israel Discount Bank Limited †	70,341	114,892
Itausa Investimentos Itau SA	52,534	213,016
Jimoto Holdings Incorporated	34,300	66,478
Joyo Bank Limited	145,000	731,904
JPMorgan Chase & Company	454,077	27,317,272
Jyske Bank AS †	7,244	374,193
Kansai Urban Banking Corporation	7,600	82,039
Kasikornbank PCL—Bangkok Exchange	145,600	1,095,270

23

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Kasikornbank PCL—Non-voting	118,800	$893,668
KB Financial Group Incorporated	63,082	2,214,802
KBC Groep NV †	24,231	1,386,929
KeyCorp	509,650	6,880,275
Kiatnakin Finance	6,000	7,446
King’s Town Bank	212,000	225,033
KJB Financial Group Company Limited †	5,204	46,265
KNB Financial Group Company Limited †	7,953	91,521
Komercni Banka AS	3,616	804,097
Kotak Mahindra Bank Limited	84,172	1,631,083
Krung Thai Bank PCL ADR	433,625	315,628
Laurentian Bank of Canada	1,861	82,679
Liu Chong Hing Bank Limited	5,771	12,681
Lloyds Banking Group plc †	4,809,550	6,044,038
M&T Bank Corporation «	76,721	9,668,380
Malayan Banking Bhd	731,242	2,045,100
Malaysian Plantations Bhd	96,700	139,225
Masraf Al Rayan	100,153	1,327,195
MB Financial Incorporated	153,600	4,838,400
Mega Financial Holding Company Limited	2,211,187	1,800,530
Metropolitan Bank & Trust Company	248,660	459,610
Mitsubishi UFJ Financial Group Incorporated	2,270,270	13,131,485
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,534
Miyazaki Bank Limited	34,000	104,289
Mizuho Financial Group Incorporated	3,990,800	6,877,211
National Australia Bank Limited	378,893	10,515,183
National Bank Of Abu Dhabi PJSC	322,678	1,185,977
National Bank of Canada	30,600	1,423,399
National Bank of Greece SA †	398,640	952,373
National Bank of Greece SA ADR †	486	1,132
Natixis	85,430	604,000
Nedbank Group Limited «	43,668	957,561
Nishi-Nippon City Bank Limited	144,000	412,573
Nordea Bank AB	282,459	3,529,175
North Pacific Bank Limited	60,600	241,031
OTP Bank	46,916	755,299
Oversea-Chinese Banking Corporation Limited	541,892	4,357,422
PacWest Bancorp	55,300	2,571,450
Piraeus Bank SA †	433,121	657,497
PKO Bank Polski SA	235,464	2,630,198
PNC Financial Services Group Incorporated	64,887	5,675,666
Popular Incorporated †	249,776	8,152,689
PrivateBancorp Incorporated	169,600	5,333,920
Prosperity Bancshares Incorporated	144,800	8,134,864
PT Bank Central Asia Tbk	3,545,500	3,805,805
PT Bank Danamon Indonesia Tbk	786,234	270,582
PT Bank Mandiri Persero Tbk	2,438,712	2,103,199
PT Bank Negara Indonesia Persero Tbk	1,689,000	833,843
PT Bank Pan Indonesia Tbk †	506,500	48,973
PT Bank Rakyat Indonesia Tbk	2,773,500	2,619,189
Public Bank Bhd	263,851	1,449,328
Punjab National Bank Limited	17,505	302,483
Qatar National Bank	47,674	2,998,406
Raiffeisen Bank International AG	3,869	80,108
Regions Financial Corporation	801,300	8,069,091
Resona Holdings Incorporated	370,400	2,000,104
RHB Capital Bhd	196,279	474,667
Royal Bank of Canada	130,800	9,568,445
Royal Bank of Scotland Group plc †	78,058	482,593
Sberbank of Russia ADR	555,515	3,416,973
Sberbank Sponsored ADR	137,254	842,740
Senshu Ikeda Holdings Incorporated	45,180	222,721
Seven Bank Limited	144,500	627,096
Shiga Bank	52,000	277,374
Shimizu Bank Limited	1,000	24,926
Shinhan Financial Group Company Limited	75,949	3,400,036
Shinsei Bank Limited	305,000	573,144
Shizuoka Bank Limited	105,000	1,010,449
Siam Commercial Bank PCL	345,600	2,068,232

24

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Banks (continued)
Signature Bank †	29,700	$3,601,719
Sinopac Financial Holdings Company Limited	1,995,525	838,253
Skandinaviska Enskilda Banken AB Class A	159,842	2,111,845
Sociedad Matriz Banco de Chile Class B	1,087,348	331,559
Societe Generale SA	75,627	3,753,754
St. Galler Kantonalbank	210	78,770
Standard Bank Group Limited	293,052	3,602,237
Standard Chartered plc	165,238	2,421,769
State Bank Of India	370,260	1,917,679
State Bank of India Limited GDR 144A	3,576	183,806
Sumitomo Mitsui Financial Group Incorporated	232,284	8,759,340
Sumitomo Mitsui Financial Group Incorporated ADR	494	3,735
Sumitomo Mitsui Trust Holdings Incorporated	641,000	2,665,117
SunTrust Banks Incorporated	63,600	2,498,844
Suruga Bank Limited	44,000	836,100
Susquehanna Bancshares Incorporated	453,115	5,967,525
SVB Financial Group †	27,046	2,843,887
Svenska Handelsbanken AB	46,888	2,290,533
Swedbank AB	92,146	2,417,576
Sydbank AG †	8,747	273,965
Synovus Financial Corporation	335,595	8,671,775
Ta Chong Bank Limited †	373,418	124,885
Taishin Financial Holdings Company Limited	2,051,892	951,439
Taiwan Business Bank †	785,253	229,378
Taiwan Cooperative Financial Holdings	1,594,076	839,597
TCF Financial Corporation	402,698	6,249,873
Texas Capital Bancshares Incorporated †	95,000	5,237,350
Thanachart Capital PLC-Foreign Shares	15,516	15,830
The Aichi Bank Limited—Tokai	1,900	92,062
The Akita Bank Limited—Akita	37,000	104,761
The Aomori Bank Limited	40,000	116,963
The Awa Bank Limited	49,000	266,740
The Bank of Iwate Limited	3,600	159,872
The Bank of Nagoya Limited	35,000	132,426
The Bank of Okinawa Limited	4,000	168,198
The Bank of Saga Limited	25,000	55,827
The Chiba Kogyo Bank Limited	4,700	34,576
The Chugoku Bank Limited	41,200	577,362
The Daisan Bank Limited	49,000	79,279
The Daishi Bank Limited	76,000	260,015
The Ehime Bank Limited	27,000	56,653
The Eighteenth Bank Limited	34,000	99,132
The Fukui Bank Limited	32,000	71,728
The Hachijuni Bank Limited	99,000	605,663
The Higo Bank Limited	41,000	225,263
The Hiroshima Bank Limited	120,000	580,433
The Hokkoku Bank Limited	58,000	184,259
The Hokuetsu Bank Limited	48,000	89,391
The Hyakugo Bank Limited	49,000	201,087
The Hyakujushi Bank Limited	60,000	197,185
The Iyo Bank Limited	62,000	641,577
The Juroku Bank Limited	69,000	256,417
The Kagoshima Bank Limited	37,000	236,336
The Kanto Tsukuba Bank Limited	15,600	51,005
The Keiyo Bank Limited	55,000	305,427
The Kiyo Bank Limited	15,200	193,282
The Michinoku Bank Limited	27,000	52,102
The Minato Bank Limited	79,000	149,785
The Musashino Bank Limited	6,600	216,348
The Nanto Bank Limited	51,000	183,939
The Ogaki Kyoritsu Bank Limited	68,000	199,983
The Oita Bank Limited	32,000	121,345
The San-in Godo Bank Limited	30,000	218,926
The Shikoku Bank Limited	41,000	86,719
The Tochigi Bank Limited	22,000	96,402
The Toho Bank Limited	57,000	198,854
Tisco Financial Group PCL	6,820	9,606
TMB Bank PCL	2,682,765	256,552

25

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Tokyo TY Financial Group Incorporated †	4,800	$132,266
Tomony Holdings Incorporated	27,500	120,039
Toronto-Dominion Bank «	167,262	8,448,639
TOWA Bank Limited	58,000	52,296
Trustmark Corporation	162,789	3,799,495
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	522,954	2,301,883
Turkiye Halk Bankasi AS	138,688	987,237
Turkiye Is Bankasi	315,808	876,454
Turkiye Vakiflar Bankasi Tao «	219,660	504,715
Umpqua Holdings Corporation	434,561	7,383,191
Unicredit SpA	529,142	3,914,254
Unione di Banche SpA	86,182	662,720
United Bankshares Incorporated	153,593	5,360,396
United Mizrahi Bank Limited †	8,324	88,127
United Overseas Bank Limited	239,421	4,408,888
US Bancorp	215,763	9,536,725
Valiant Holding AG	1,769	155,057
Valley National Bancorp «	453,458	4,416,681
VTB Bank OJSC GDR	437,100	807,324
Webster Financial Corporation	217,841	6,855,456
Wells Fargo & Company (l)	574,020	31,272,610
Westpac Banking Corporation	514,462	14,255,647
Wintrust Financial Corporation	112,500	5,027,625
Woori Bank †	68,591	662,416
Yamagata Bank Limited «	33,000	146,271
Yamaguchi Financial Group	50,000	501,390
Yamanashi Chou Bank Limited	35,000	145,993
Yapi Ve Kredi Bankasi AS	184,289	441,709
Zions Bancorporation	118,200	3,316,692
		796,149,894

Capital Markets : 1.71%
3i Group plc	93,011	645,883
Aberdeen Asset Management plc	107,379	755,566
Affiliated Managers Group Incorporated †	29,286	5,962,337
AGF Management Limited	6,067	52,826
Allied Properties (Hong Kong) Limited	297,208	54,422
Ameriprise Financial Incorporated	36,900	4,862,313
Apollo Investment Corporation	1	8
Ashmore Group plc	39,880	191,920
Azimut Holding SpA	9,036	208,005
Bank of New York Mellon Corporation	135,456	5,422,304
BCP Capital SAA (a)	107	150
BlackRock Incorporated	24,474	8,788,124
Brait SE	74,474	483,936
Brewin Dolphin Holding plc	23,817	103,592
Canaccord Financial Incorporated	5,064	41,126
Capital Securities Corporation	362,713	117,085
Charles Schwab Corporation	137,600	3,896,832
China Cinda Asset Management Company Limited †	3,330,000	1,777,741
CI Financial Corporation	14,903	443,611
CITIC Securities Company Limited	182,000	533,920
Close Brothers Group plc	13,950	330,976
Coronation Fund Managers Limited	69,712	695,594
Credit Suisse Group AG	132,898	3,553,121
Daewoo Securities Company Limited †	41,552	408,788
Daiwa Securities Group Incorporated	263,000	2,114,062
Deutsche Bank AG	117,952	3,857,787
Dundee Corporation Class A †	3,983	53,587
E*TRADE Financial Corporation †	151,700	3,460,277
Eaton Vance Corporation	77,900	3,255,441
EFG International	1,432	15,421
Egyptian Financial Group-Hermes Holding Company †	50,569	134,803
Federated Investors Incorporated Class B	55,014	1,729,640
Financial Engines Incorporated	109,300	3,571,924
Financiere de Tubize	2,881	191,430
Franklin Resources Incorporated	76,420	4,345,241

26

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Fuhwa Financial Holdings Company Limited	2,324,457	$1,141,667
GAM Holding AG	21,185	375,111
GIMV NV	1,389	64,812
Goldman Sachs Group Incorporated	78,643	14,817,128
Grupo BTG Pactual	71,900	830,613
Guoco Group Limited	14,000	167,172
Haitong Securities Company Limited	317,600	675,753
Hargreaves Lansdown plc	24,237	369,780
Henderson Group plc	106,112	369,591
Hyundai Securities Company Limited †	21,587	140,478
ICAP plc	54,134	352,886
Ichiyoshi Securities Company Limited	7,400	80,005
IGM Financial Incorporated «	10,400	434,583
Intermediate Capital Group plc	41,679	299,530
Invesco Limited	253,262	10,221,654
Investec Limited	52,895	491,655
Investec plc	47,156	436,612
IOOF Holdings Limited	40,299	312,533
Iwai Securities Company Limited	1,000	10,306
JAFCO Company Limited	7,800	297,750
Janus Capital Group Incorporated	358,496	5,635,557
Julius Baer Group Limited	19,658	891,149
Jupiter Fund Management plc	46,400	263,355
Kabu.com Securities Company Limited	9,400	46,576
Korea Investment Holdings Company Limited	9,034	468,028
Kyokuto Securities Company Limited	4,800	78,308
Legg Mason Incorporated	59,200	3,359,600
LPL Financial Holdings Incorporated	40,688	1,736,157
Macquarie Group Limited	52,508	2,611,825
Macquarie Korea Infrastructure Fund	71,030	454,536
Man Group plc	173,995	389,416
Masterlink Securities Corporation	132,572	40,653
Matsui Securities Company Limited	24,800	233,225
Mediobanca SpA	44,444	398,172
Mercantile Investment Company Limited	5,857	648
Mirae Asset Securities Company Limited	5,554	249,390
Mito Securities Company Limited	3,000	10,668
MLP AG	1,057	5,129
Monex Beans Holdings Incorporated	39,100	94,892
Morgan Stanley	182,652	6,425,697
Nomura Holdings Incorporated	628,500	3,781,486
Northern Trust Corporation	26,100	1,767,753
NorthStar Asset Management Group Incorporated	426,978	8,945,189
Okasan Holdings Incorporated	45,000	360,243
Partners Group Holding AG	1,488	427,564
Perpetual Trustees Australia Limited	7,406	305,023
Pioneers Holding †	11,002	19,126
Platinum Asset Management Limited	43,875	253,612
President Securities Corporation	352,468	173,686
Rathbone Brothers	6,015	181,188
Ratos AB Class B	21,869	142,678
Raymond James Financial Incorporated	72,507	4,082,144
RHJ International †	1,117	6,254
Richemont SA	1,457	33,286
Samsung Securities Company Limited	13,029	580,922
SBI Holdings Incorporated	42,516	490,831
Schroders plc	11,497	484,596
Schroders plc—Non-Voting	4,395	145,243
Stifel Financial Corporation †	144,852	7,029,668
T. Rowe Price Group Incorporated	50,900	4,248,623
TD Ameritrade Holding Corporation	161,500	5,589,515
Tokai Tokyo Securities Company Limited	40,900	291,921
Tong Yang Investment Bank †	7,124	26,266
Tullett Prebon plc	11,401	44,970
UBS Group AG	326,047	5,857,536
UOB-Kay Hian Holdings Limited	51,126	59,823
Value Partners Group Limited	67,000	52,616
Verwaltungs-und Privat-Bank AG	62	5,046

27

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Capital Markets (continued)
Virtus Investment Partners Incorporated	1	$154
Vontobel Holdings AG	3,142	117,774
Waterland Financial Holdings	680,774	184,781
Woori Investment & Securities Company Limited	32,427	348,284
		163,380,194

Consumer Finance : 0.47%
ACOM Company Limited †	93,700	280,303
Aeon Credit Service Company Limited	16,900	364,859
AIFUL Corporation †«	54,100	209,252
American Express Company	177,300	16,386,066
Capital One Financial Corporation	67,200	5,591,040
Credit Saison Company Limited	31,326	586,554
Discover Financial Services	55,326	3,626,619
Hitachi Capital Corporation	8,400	189,349
Hong Leong Singapore Finance Limited	46,000	91,061
International Personal Finance plc	23,636	177,440
J Trust Company Limited «	11,400	105,479
Jaccs Company Limited	22,000	108,452
Mahindra & Mahindra Financial Services Limited	51,709	258,608
Navient Corporation	243,808	5,110,216
Orient Corporation †	93,000	166,925
PRA Group Incorporated †	105,700	6,185,564
Provident Financial plc	12,082	432,346
Samsung Card Company Limited	9,337	404,088
Santander Consumer USA Holdings Incorporated	58,400	1,085,656
Shriram Transport Finance Company Limited	25,628	445,986
SLM Corporation	285,000	2,758,800
Synchrony Financial †	14,908	432,481
		44,997,144

Diversified Financial Services : 1.12%
Ackermans & Van Haaren NV	2,400	294,780
ASX Limited	5,334	163,470
Ayala Corporation	49,722	768,446
Bajaj Auto Limited	5,564	128,199
Bank of Greece	900	11,411
Berkshire Hathaway Incorporated Class B †	218,200	32,444,158
BM&F Bovespa SA	394,894	1,622,778
Bolsas y Mercados Espanoles	6,793	280,032
Bursa Malaysia Bhd	59,100	139,778
CBOE Holdings Incorporated	45,400	2,719,914
Century Leasing System Incorporated	11,100	274,530
Chailease Holding Company Limited	264,000	678,181
Challenger Financial Services Group Limited	104,111	562,799
Corporation Financiera Alba	1,616	82,241
D.Carnegie & Company AB †	1	6
Deutsche Boerse AG	18,044	1,319,063
ECM Libra Bhd †(a)	46,763	0
Eurazeo	3,492	243,108
Exor SpA	5,847	260,460
Fimalac	158	10,860
First Pacific Company Limited	479,650	505,943
FirstRand Limited	877,325	3,935,205
FNFV Group †	60,985	870,256
Fubon Financial Holding Company Limited	1,830,579	2,998,961
Fuyo General Lease Company Limited	4,100	146,836
Goldin Financial Holdings Limited †	440,000	329,650
Groupe Bruxelles Lambert SA	7,755	702,004
Haci Omer Sabanci Holding AS	362,072	1,729,124
Hankook Tire Worldwide Company Limited	3,596	69,132
Hong Kong Exchanges & Clearing Limited	191,954	4,180,716
IBJ Leasing Company Limited	6,500	128,664
IG Group Holdings plc	37,974	402,376
Industrivarden AB Class A	18,200	343,723
Industrivarden AB Class C	13,675	241,756

28

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Diversified Financial Services (continued)
IntercontinentalExchange Group Incorporated	22,528	$5,091,103
Investor AB Class A	17,400	643,926
Investor AB Class B	40,618	1,526,042
Japan Securities Finance Company Limited	17,700	91,878
Kinnevik Investment AB	21,989	763,022
Leucadia National Corporation	184,711	4,272,365
London Stock Exchange Group plc	19,661	693,408
Lundbergforetagen AB	5,095	229,146
MarketAxess Holdings Incorporated	82,700	5,422,639
Metro Pacific Investments Corporation	2,050,000	229,629
Mitsubishi UFJ Securities Company Limited	107,100	505,402
Moody’s Corporation	97,400	9,838,374
MPHB Capital Bhd †	85	57
Onex Corporation	8,400	477,241
ORIX Corporation	217,600	2,870,589
Osaka Securities Exchange Company	45,200	1,159,805
Pargesa Holding SA	2,020	160,847
Power Finance Corporation Limited	84,672	422,575
Reliance Capital Limited	23,714	200,817
Remgro Limited	125,787	2,870,558
Ricoh Leasing Company Limited	4,800	125,996
RMB Holdings Limited	166,219	939,536
Rural Electrification Corporation Limited	59,789	324,983
Singapore Exchange Limited	152,000	853,710
SNS Reaal NV †(a)«	4,259	0
Sofina SA	2,215	239,397
The NASDAQ OMX Group Incorporated	75,500	3,390,705
TMX Group Limited	2,056	94,002
Voya Financial Incorporated	94,673	3,964,905
Wendel	3,495	412,051
Zenkoku Hosho Company Limited	9,000	269,613
		106,672,881

Insurance : 4.01%
ACE Limited	40,236	4,600,584
Admiral Group plc	19,943	386,767
Aegon NV	186,165	1,462,375
AFLAC Incorporated	54,400	3,249,312
Ageas NV	24,124	863,303
AIA Group Limited	1,929,000	11,143,819
Alleghany Corporation †	8,700	3,971,898
Allianz AG	42,233	7,275,617
Allianz AG ADR	5	86
Allied World Assurance Company	66,534	2,508,332
Allstate Corporation	51,927	3,538,825
American Financial Group Incorporated	48,448	2,925,775
American International Group Incorporated	171,100	9,376,280
Amlin plc	48,663	338,837
AMP Limited	540,002	2,592,729
Arch Capital Group Limited †	75,966	4,354,371
Arthur J. Gallagher & Company	92,693	4,444,629
Aspen Insurance Holdings Limited	43,724	1,933,913
Assicurazioni Generali SpA	129,712	2,806,756
Assurant Incorporated	41,599	2,811,676
Assured Guaranty Limited	109,984	2,811,191
Aviva plc	272,831	2,167,676
AXA SA	176,076	4,253,657
Axis Capital Holdings Limited	60,822	3,044,141
Bajaj Finserv	7,957	147,536
Baloise Holding AG	4,595	600,455
BB Seguridade Participacoes SA	163,052	2,096,596
Beazley plc	46,327	196,789
Brown & Brown Incorporated	68,355	2,201,031
Cathay Financial Holding Company Limited	2,297,719	3,704,861
Catlin Group Limited	38,348	330,769
China Life Insurance Company	2,033,000	7,065,127
China Life Insurance Company (Taiwan)	562,519	470,773

29

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Insurance (continued)
China Pacific Insurance Group Company Limited	509,600	$2,135,682
Chubb Corporation	31,136	3,208,565
Cincinnati Financial Corporation	86,034	4,383,432
Clal Insurance Enterprise Holdings Limited †	832	12,351
CNO Financial Group Incorporated	513,300	8,900,622
CNP Assurances	18,792	348,171
Dai-Ichi Mutual Life Insurance Company	195,700	2,838,945
Delta Lloyd NV	14,298	328,867
Direct Line Insurance Group plc	90,632	417,449
Discovery Holdings Limited	85,119	856,548
Dongbu Insurance Company Limited	11,740	590,205
Endurance Specialty Holdings Limited	107,778	6,356,746
Erie Indemnity Company	16,700	1,456,741
Euler Hermes SA	1,281	130,018
Everest Reinsurance Group Limited	26,443	4,637,838
Fairfax Financial Holdings Limited	1,900	977,954
First American Financial Corporation	258,549	8,276,153
FNF Group	161,634	5,236,942
Genworth Financial Incorporated †	316,334	2,875,476
Gjensidige Forsikring ASA	20,511	350,755
Great Eastern Holdings Limited	10,000	183,918
Great-West Lifeco Incorporated «	23,800	706,364
Grupo Catalana Occidente SA	4,581	144,270
Hannover Rueckversicherung AG	5,268	470,385
Harel Insurance Investments & Finances Limited	4,380	21,258
HCC Insurance Holdings Incorporated	64,408	3,418,133
Helvetia Holding AG	513	252,317
Hiscox Limited	29,734	326,923
Hyundai Marine & Fire Insurance Company Limited	14,670	352,864
Industrial Alliance Insurance & Financial Services Incorporated	9,339	393,023
Insurance Australia Group Limited	382,174	2,072,446
Intact Financial Corporation	12,815	897,465
Jardine Lloyd Thompson Group plc	11,879	165,351
Kemper Corporation	120,778	4,258,632
Korea Life Insurance Company Limited	51,670	392,672
Korea Reinsurance Company	11,222	115,973
Lancashire Holdings plc	19,049	160,880
Legal & General Group plc	564,612	2,178,493
Liberty Holdings Limited	27,424	324,824
LIG Insurance Company Limited	12,020	283,155
Lincoln National Corporation	151,760	8,594,169
Loews Corporation	40,300	1,678,092
Manulife Financial Corporation «	175,000	3,485,007
Mapfre SA	59,378	218,032
Markel Corporation †	7,399	5,155,475
Mediolanum SpA «	18,175	126,193
Mercury General Corporation	87,622	4,833,230
Meritz Fire & Marine Insurance Company Limited	13,130	143,986
MetLife Incorporated	134,726	7,492,113
Migdal Insurance & Financial Holding Limited	10,202	13,288
Mitsui Sumitomo Insurance Group Holdings Incorporated	87,200	2,036,161
MMI Holdings Limited	225,444	641,931
Muenchener Rueckversicherungs Gesellschaft AG	15,459	3,186,382
New China Life Insurance Company Limited	112,300	509,013
NIB Holdings Limited	69,823	189,615
NKSJ Holdings Incorporated	68,300	1,693,543
Old Mutual plc	360	1,125
Old Mutual plc- London Exchange	447,204	1,400,953
Old Republic International Corporation	154,885	2,343,410
PartnerRe Limited	30,957	3,606,800
People’s Insurance Company Group of China Limited	1,621,000	785,950
PICC Property & Casualty Company Limited	1,106,822	2,229,372
Ping An Insurance Group Company of China Limited	493,500	4,139,599
Platinum Underwriters Holdings Limited	61,200	4,539,204
Power Corporation of Canada «	32,500	933,036
Power Financial Corporation	24,500	770,404
Powszechny Zaklad Ubezpieczen SA	14,675	2,095,431
Primerica Incorporated	131,062	6,871,581
Principal Financial Group Incorporated	158,900	8,464,603

30

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Insurance (continued)
ProAssurance Corporation	140,798	$6,348,582
Protective Life Corporation	46,200	3,220,602
Prudential Financial Incorporated	55,062	4,679,169
Prudential plc	223,605	5,413,640
QBE Insurance Group Limited	237,170	2,192,665
Rand Merchant Insurance Holdings Limited	151,190	575,819
Reinsurance Group of America Incorporated	39,939	3,423,571
RenaissanceRe Holdings Limited	23,662	2,316,983
Resolution Limited	129,419	747,303
RLI Corporation	77,924	3,579,049
RSA Insurance Group plc †	97,743	715,738
Sampo Oyj	45,762	2,258,875
Samsung Fire & Marine Insurance Company Limited	5,879	1,644,921
Samsung Life Insurance Company	15,067	1,659,077
Sanlam Limited	488,659	3,228,252
Santam Limited	1	19
SCOR SE	17,098	533,791
Shin Kong Financial Holding Company Limited	1,814,627	540,034
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	14,505
Sony Financial Holdings Incorporated	33,900	514,485
St. James’s Place plc	25,880	321,382
Stancorp Financial Group Incorporated	105,551	6,976,921
Standard Life plc	225,796	1,497,335
Storebrand ASA †	21,988	102,114
Sun Life Financial Incorporated «	57,400	2,146,667
SunCorp-Metway Limited	209,986	2,563,434
Swiss Life Holding	2,683	615,083
Swiss Reinsurance AG	32,594	2,787,745
Symetra Financial Corporation	229,420	5,198,657
T&D Holdings Incorporated	112,500	1,363,234
Taiwan Life Insurance Company Limited †	118,227	68,764
The Hanover Insurance Group Incorporated	106,300	7,577,064
The Hartford Financial Services Group Incorporated	260,282	10,749,647
The Progressive Corporation	308,500	8,403,540
The Travelers Companies Incorporated	40,590	4,239,626
Tokio Marine Holdings Incorporated	126,100	4,123,460
Tong Yang Life Insurance Company	13,010	135,038
Topdanmark AS †	12,150	392,132
Torchmark Corporation	75,931	4,081,291
TrygVesta AS	2,183	251,885
Unipol Gruppo Finanziario SpA	365	1,875
UnipolSai SpA	3,026	8,660
UnipolSai SpA RSP	13	3,911
UNUM Group	148,153	4,921,643
Validus Holdings Limited	52,447	2,176,551
W.R. Berkley Corporation	59,412	3,103,683
White Mountain Insurance Group Limited	2,940	1,863,284
Wiener Staedtische Allgemeine Versicherung AG	4,394	218,725
Willis Group Holdings plc	103,700	4,429,027
XL Group plc	153,200	5,441,664
Zurich Financial Services AG	13,809	4,329,656
		382,993,768

Real Estate Management & Development : 0.95%
Aeon Mall Company Limited	20,800	354,759
Africa Israel Investments Limited †	1,061	1,551
Agile Property Holdings Limited	308,250	181,653
Aldar Properties PJSC	857,106	744,386
Alexander & Baldwin Incorporated	96,149	3,661,354
Altisource Portfolio Solutions SA «†	37,400	1,955,272
AMP NZ Office Trust	145,054	126,208
Argosy Property Trust	135,701	116,474
Ascendas India Trust	83,000	50,948
Asia Food & Properties Limited	85,000	39,458
Atrium European Real Estate Limited	10,857	56,496
Atrium Ljungberg AB	1,011	14,822
Ayala Land Incorporated	1,245,200	942,808

31

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Real Estate Management & Development (continued)
Brookfield Asset Management Incorporated «	52,850	$2,647,351
Bukit Sembawang Estates Limited	28,000	112,576
Bund Center Investment Limited	85,000	12,913
Buwog AG	5,071	95,910
C C Land Holdings Limited	511	98
CA Immobilien Anlagen AG	3,951	77,922
Capital & Counties Properties plc	88,920	524,019
CapitaLand Limited	485,500	1,236,753
Castellum AB	18,738	303,365
Cathay Real Estate Development Company Limited	260,000	136,101
Central Pattana PCL	106,000	153,342
Cheung Kong Holdings Limited	215,000	3,945,183
China Overseas Land & Investment Limited	1,002,480	3,012,003
China Resources Land Limited	490,000	1,238,443
China Vanke Company Limited Class H †«	359,280	735,711
Chinese Estates Holdings Limited	69,696	206,709
City Developments Limited	83,000	640,666
Country Garden Holdings Company Limited	1,758,580	734,735
Daibiru Corporation	10,800	113,943
Daikyo Incorporated	67,000	115,741
Daito Trust Construction Company Limited	13,700	1,546,979
Daiwa House Industry Company Limited	108,300	2,062,966
DB Realty Limited †	11,179	11,601
Deutsche Euroshop AG	4,842	214,577
Deutsche Wohnen AG	24,211	581,577
DLF Limited	85,755	206,044
Dream Unlimited Class A †	3,983	40,983
Elbit Imaging Limited †	40	80
Emaar Properties PJSC	956,093	2,850,279
Emperor International Holdings Limited	200,000	46,938
Evergrande Real Estate Group Limited «	1,557,000	632,445
Fabege AB	13,162	173,721
Far East Consortium	146,146	54,652
Farglory Land Development Company Limited	52,252	59,010
First Capital Realty Incorporated	7,489	122,951
FirstService Corporation	2,138	114,143
Future Mall Management Limited †	504	88
Gagfah SA †	6,247	120,523
Gazit Globe Limited	4,376	51,102
Global Logistic Properties Limited	679,000	1,364,981
Goldcrest Company Limited	3,340	60,850
Grainger plc	37,054	114,166
Great Eagle Holdings Limited	68,999	232,224
Greentown China Holdings Limited	122,000	123,181
Guocoland Limited	42,554	57,629
Hang Lung Group Limited	147,000	707,998
Hang Lung Properties Limited	439,000	1,318,998
Heiwa Real Estate Company Limited	10,100	153,453
Heliopolis Housing	1,417	10,575
Henderson Land Development Company Limited	246,227	1,651,060
Highwealth Construction Corporation	207,600	394,438
HKR International Limited	125,600	63,975
Hong Kong Land Holdings Limited	217,000	1,501,640
Howard Hughes Corporation †	19,223	2,807,327
Huaku Development Company Limited	62,336	108,971
Hufvudstaden AB	14,497	189,494
Hysan Development Company Limited	117,533	543,341
IJM Land Bhd	40,400	40,370
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	101,423	304,270
Immofinanz AG Interim Shares (a)	19,870	0
Jones Lang LaSalle Incorporated	23,855	3,474,719
K Wah International Holdings Limited	169,116	100,969
Kenedix Incorporated †	44,000	233,589
Keppel Land Limited	137,030	354,324
Kerry Properties Limited	145,053	522,796
Kowloon Development Company Limited	45,000	53,676
Kungsleden	25,316	168,427
Land & Houses PCL	456,840	139,132

32

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Real Estate Management & Development (continued)
LEG Immobilien AG	4,572	$339,516
Lend Lease Corporation Limited	103,747	1,353,943
Leopalace21 Corporation †	45,200	256,338
Lifestyle Properties Development Limited †	5,975	1,117
Longfor Properties Company Limited	306,000	411,951
Matsunichi Communication Holdings Limited †	326,000	192,113
Medinet Nasr Housing †	5,327	25,569
Megaworld Corporation	2,758,000	308,321
Midland Holdings Limited †	56,000	29,607
Mitsubishi Estate Company Limited	231,189	5,204,529
Mitsui Fudosan Company Limited	158,000	4,567,448
Mobimo Holding AG	799	160,503
Multiplan Empreendimentos Imobiliarios SA	19,999	407,333
New World China Land Limited	526,000	325,575
New World Development Limited	698,238	833,755
Nexity SA	1,566	61,049
Nomura Real Estate Holding Incorporated	24,700	453,746
NTT Urban Development Corporation	20,600	211,954
Palm Hills Developments SAE †	46,809	28,151
Polytec Asset Holdings Limited	100,000	13,927
Prelios SpA †	1,105	460
Prince Housing & Development Corporation	265,310	102,446
PSP Swiss Property AG	3,653	317,924
PT Bumi Serpong Damai Tbk	2,777,000	402,761
PT Lippo Karawaci Terbuka Tbk	4,995,500	476,873
Radium Life Tech Company Limited	81,705	50,690
Realogy Holdings Corporation †	76,931	3,540,365
Relo Holdings Incorporated	2,000	130,951
Robinsons Land Company	372,100	213,789
Ruentex Development Company Limited	178,988	279,059
Savills plc	10,369	107,114
Shimao Property Holding Limited	283,500	678,508
Shoei Company Limited	74,600	770,705
Shree Precoated Steels Limited †	3,781	259
Sino Land Company	650,829	1,067,524
Sino-Ocean Land Holdings Limited	1,039,500	623,306
SM Prime Holdings Incorporated	1,536,054	585,620
SOHO China Limited	374,000	283,096
SP Setia Bhd	243,167	233,642
Sumitomo Real Estate Sales Company Limited	4,700	104,202
Sumitomo Realty & Development Company Limited	74,000	2,555,734
Sun Hung Kai Properties Limited	293,284	4,288,696
Swire Pacific Limited Class A	97,500	1,340,249
Swire Pacific Limited Class B	195,000	488,826
Swire Properties Limited	200,183	622,111
Swiss Prime Site AG	5,716	440,944
T M G Holding LLC	108,625	155,416
TA Global Bhd	34,080	3,375
Tian An China Investment	224,097	148,533
TOC Company Limited	13,900	85,155
Tokyo Tatemono Company Limited	83,000	662,349
Tokyu Fudosan Holdings Corporation	101,600	726,020
UEM Land Holdings Bhd	413,675	220,137
United Industrial Corporation Limited	63,596	170,786
United Overseas Land Limited	104,247	538,312
Wharf Holdings Limited	287,500	2,074,253
Wheelock & Company Limited	145,000	729,216
Wheelock Properties (Singapore) Limited	39,000	52,966
Wing Tai Holdings Limited	88,730	117,099
		90,552,821

REITs : 5.62%
Abacus Property Group	38,623	94,365
Activia Properties Incorporated	44	363,731
Advance Residence Investment Corporation	249	608,494
AEON REIT Investment Corporation	168	242,366
Alexandria Real Estate Equities Incorporated	46,000	3,952,320

33

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
American Campus Communities Incorporated	60,500	$2,420,000
American Capital Agency Corporation	218,400	5,039,580
American Homes 4 Rent	333,231	5,731,573
American Realty Capital Properties Incorporated	520,685	4,894,439
American Tower Corporation	76,898	8,075,059
ANF Immobilier SA	45	1,221
Annaly Capital Management Incorporated	550,753	6,344,675
Apartment Investment & Management Company Class A	84,000	3,129,000
Armour Residential Incorporated «	862,163	3,388,301
Ascendas REIT	349,000	626,609
Astro Japan Properties Trust	1,780	7,152
AvalonBay Communities Incorporated	25,200	4,051,908
Befimmo S.C.A. Sicafi	976	74,736
Beni Stabili SpA	6,222	4,413
BioMed Realty Trust Incorporated	128,186	2,749,590
Blife Investment Corporation	72	328,238
Boardwalk REIT	1,855	107,223
Boston Properties Incorporated	29,689	3,848,882
Brandywine Realty Trust	425,020	6,570,809
British Land Company plc	94,866	1,139,485
Bunnings Warehouse Property Trust	72,500	156,767
Calloway REIT	5,367	131,231
Camden Property Trust	45,600	3,496,608
Canadian Apartment Properties	5,440	122,839
Canadian REIT	4,006	169,569
CapitaCommerical Trust	360,464	466,034
CapitaMall Trust	468,636	711,961
Cathay No.1 REIT	400,000	232,781
CBL & Associates Properties Incorporated	112,568	2,189,448
CDL Hospitality Trusts	121,000	161,080
Champion REIT	571,653	264,637
Charter Hall Group	37,593	146,573
Chimera Investment Corporation	592,273	2,001,883
Cofinimmo SA	2,190	255,525
Colony Financial Incorporated	264,560	6,494,948
Columbia Property Trust Incorporated	301,632	7,601,126
Corio NV	10,249	518,849
Corporate Office Properties Trust	211,600	5,948,076
Corrections Corporation of America	66,600	2,414,250
Cousins Properties Incorporated	496,387	6,075,777
Cromwell Group	280,665	240,125
Crown Castle International Corporation	64,766	5,381,407
CubeSmart REIT	358,656	7,725,450
CYS Investments Incorporated	391,113	3,609,973
DA Office Investment Corporation	41	206,607
Daiwa House REIT Investment Corporation	57	253,611
DCT Industrial Trust Incorporated	201,205	6,867,127
DDR Corporation	190,937	3,499,875
Derwent Valley Holdings plc	8,076	383,852
Dexus Property Group	163,833	991,639
DiamondRock Hospitality	472,333	7,051,932
Douglas Emmett Incorporated	327,540	9,118,714
Duke Realty Corporation	206,400	4,012,416
DuPont Fabros Technology Incorporated	148,600	4,842,874
EastGroup Properties Incorporated	66,575	4,475,172
Emlak Konut Gayrimenkul Yati	469,570	596,588
EPR Properties	136,790	7,658,872
Equity Commonwealth	311,057	7,910,180
Equity Lifestyle Properties Incorporated	172,450	8,555,245
Equity Residential	44,100	3,124,044
Essex Property Trust Incorporated	33,909	6,863,521
Eurocommercial Properties NV	3,156	142,747
Extra Space Storage Incorporated	58,000	3,437,660
Federal Realty Investment Trust	36,201	4,802,425
Federation Centres	271,491	640,203
Fibra Uno Administracion SAB de CV	544,434	1,801,388
Fonciere des Regions	3,297	314,946
Fortune REIT	246,000	244,893
Frontier Real Estate Investment Corporation	90	417,123

34

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
REITs (continued)
Fukuoka REIT Corporation	100	$185,388
Gaming and Leisure Properties Incorporated	51,200	1,633,280
Gecina SA	2,316	313,396
General Growth Properties Incorporated	75,100	2,009,676
Geo Group Incorporated	175,327	7,063,925
Global One Real Estate Investment Corporation	36	120,435
GLP J-REIT	383	441,513
Goodman Group	278,722	1,293,154
Goodman Property Trust	181,257	158,417
GPT Group	304,105	1,071,782
Granite Real Estate Investment Trust	4,243	149,334
Great Portland Estates plc	28,410	319,253
Growthpoint Properties Limited	343,347	858,038
H&R REIT	11,358	224,400
Hammerson plc	65,021	633,547
Hankyu REIT Incorporated	115	141,582
Hatteras Financial Corporation	232,987	4,464,031
HCP Incorporated	54,804	2,455,219
Health Care REIT Incorporated	38,002	2,799,227
Healthcare Realty Trust Incorporated	235,282	6,213,798
Healthcare Trust Of America Incorporated	576,824	7,360,274
Heiwa Real Estate REIT Incorporated	149	113,254
Home Properties Incorporated	123,305	8,038,253
Hospitality Properties Trust	95,921	2,935,183
Host Hotels & Resorts Incorporated	440,000	10,225,600
Hulic REIT Incorporated	121	185,675
Icade SA	3,119	249,663
Ichigo Real Estate Investment Corporation	189	136,172
Industrial & Infrastructure Fund Investment Corporation «	32	283,947
ING Office Fund	109,870	330,169
Invesco Mortgage Capital Incorporated	297,100	4,911,063
Iron Mountain Incorporated	105,518	4,010,739
Japan Excellent Incorporated	231	303,471
Japan Hotel REIT Investment Corporation	503	327,223
Japan Logistics Fund Incorporated	162	363,944
Japan Prime Realty Investment Corporation	149	540,528
Japan Real Estate Investment Corporation	228	1,123,957
Japan Rental Housing Investment Incorporated	139	99,328
Japan Retail Fund Investment Corporation	429	892,922
Kenedix Realty Investment	52	287,014
Kenedix Residential Investment Corporation	43	117,582
Keppel REIT	206,614	196,579
Kilroy Realty Corporation	43,795	3,007,841
Kimco Realty Corporation	238,880	6,079,496
Kite Realty Group Trust	193,700	5,284,136
Kiwi Income Property Trust	171,472	161,290
KLCC Property Holdings Bhd	105,300	211,690
Klepierre	9,609	431,509
Land Securities Group plc	74,578	1,385,684
LaSalle Hotel Properties	240,300	9,700,911
Lexington Corporate Properties Trust	502,458	5,527,038
Liberty International plc	85,525	477,394
Liberty Property Trust	91,532	3,238,402
Mack-Cali Realty Corporation	202,308	3,888,360
Macquarie Countrywide Trust	55,434	195,843
Macquarie MEAG Prime REIT	254,000	157,861
Mapletree Logistics Trust	296,631	268,568
Medical Properties Trust Incorporated	418,300	5,797,638
Mercialys SA	3,326	74,742
MFA Mortgage Investments Incorporated	887,943	7,440,962
MID REIT Incorporated	33	80,560
Mid-America Apartment Communities Incorporated	40,155	2,957,817
Mirvac Group	619,201	925,106
Mori Hills REIT Corporation	260	363,917
Mori Trust Sogo REIT Incorporated	165	312,425
National Retail Properties Incorporated	81,254	3,130,717
Nippon Accommodations Fund Incorporated	76	300,362
Nippon Building Fund Incorporated	231	1,164,052

35

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
Nippon Prologis REIT Incorporated	290	$632,199
Nomura Real Estate Master Fund Incorporated	326	422,781
Nomura Real Estate Office Fund	68	283,930
Nomura Real Estate Residential REIT	25	140,305
NorthStar Realty Finance Corporation	517,418	9,453,227
Novion Property Group	425,902	772,275
Omega Healthcare Investors Incorporated	80,274	3,068,072
ORIX JREIT Incorporated	355	492,997
Outfront Media Incorporated	68,700	1,859,022
Parkway Life REIT	64,000	115,399
Pebblebrook Hotel Trust	154,180	6,655,951
Piedmont Office Realty Trust Incorporated «	89,400	1,680,720
Plum Creek Timber Company	103,000	4,293,040
Post Properties Incorporated	120,146	7,038,153
Potlatch Corporation	97,940	4,069,407
Premier Investment Company	43	186,248
Prologis Incorporated	65,200	2,756,656
Public Storage Incorporated	28,097	5,271,840
Rayonier Incorporated	72,800	1,985,984
Realty Income Corporation «	129,380	6,010,995
Redefine Properties Limited	668,119	609,012
Redwood Trust Incorporated	200,671	3,923,118
Regency Centers Corporation	58,783	3,613,979
Retail Properties of America Incorporated Class A	137,529	2,210,091
RioCan REIT	14,088	335,605
RLJ Lodging Trust	305,035	10,044,803
Scentre Group †	976,543	2,884,719
Segro plc	77,485	475,415
Sekisui House SI Investment Corporation	125	128,824
Senior Housing Properties Trust	129,189	2,910,628
Shaftesbury plc	24,082	301,314
Shopping Centres Australasia Property Group	107,532	163,402
SIA REIT Incorporated	14	51,555
Simon Property Group Incorporated	60,286	10,899,709
Sovran Self Storage Incorporated	73,368	6,237,747
Spirit Realty Capital Incorporated	229,200	2,683,932
Starwood Property Trust Incorporated	128,300	3,086,898
Stockland Australia	430,550	1,510,092
Strategic Hotel & Resorts Incorporated †	597,100	7,929,488
Sunstone Hotel Investors Incorporated	477,646	7,647,112
Suntec REIT	384,000	580,434
Tanger Factory Outlet Centers Incorporated	207,800	7,601,324
Taubman Centers Incorporated	33,373	2,652,820
The Link REIT	450,655	2,870,747
The Macerich Company	75,128	5,941,122
Tokyu REIT Incorporated	182	245,080
Top REIT Incorporated	29	113,879
Two Harbors Investment Corporation	883,700	9,287,687
UDR Incorporated	145,300	4,472,334
Unibail-Rodamco SE	8,909	2,355,661
United Urban Investment Corporation	457	734,389
Vastned Retail NV	1,059	49,783
Ventas Incorporated	38,400	2,747,520
Vornado Realty Trust	23,000	2,565,880
Washington Prime Group Incorporated «	365,380	6,295,497
Washington Real Estate Investment Trust	160,875	4,322,711
Weingarten Realty Investors	71,900	2,617,160
Wereldhave NV	2,570	201,688
Westfield Corporation	311,997	2,201,849
Weyerhaeuser Company	70,039	2,473,077
WP Carey Incorporated	53,739	3,661,775
Yuexiu Real Estate Investment Trust	325,000	165,541
		535,665,598

Thrifts & Mortgage Finance : 0.38%
Capitol Federal Financial Incorporated	305,315	3,822,544
Genworth Mortgage Insurance Canada Incorporated	2,068	74,122
Home Capital Group Incorporated	4,758	218,205

36

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Thrifts & Mortgage Finance (continued)
Housing Development Finance Corporation Limited	427,727	$8,000,022
Hudson City Bancorp Incorporated	304,961	2,985,568
MGIC Investment Corporation †	817,200	7,608,132
New York Community Bancorp Incorporated	255,138	4,054,143
Ocwen Financial Corporation «†	72,800	1,670,032
Paragon Group of Companies plc	26,738	175,302
People’s United Financial Incorporated	180,841	2,672,830
Washington Federal Incorporated	240,209	5,198,123
		36,479,023

Health Care : 10.10%
Biotechnology : 1.82%
3-D Matrix Limited †	3,100	75,730
Actelion Limited	11,077	1,317,885
Alexion Pharmaceuticals Incorporated †	38,408	7,485,719
Alnylam Pharmaceuticals Incorporated †	140,500	14,127,275
Biogen Idec Incorporated †	46,107	14,186,663
BioMarin Pharmaceutical Incorporated †	78,597	7,051,723
Biota Pharmaceuticals Incorporated †	2,053	4,537
Celgene Corporation †	154,624	17,579,203
Cepheid Incorporated †	154,754	8,523,850
CK Life Sciences International Holdings Incorporated	702,000	73,324
CSL Limited	77,457	5,444,595
Cubist Pharmaceuticals Incorporated †	41,200	3,123,372
Gilead Sciences Incorporated †	292,400	29,333,568
Green Cross Corporation	1,207	155,239
Grifols SA	14,254	635,401
Grifols SA Class B	11,206	414,265
Incyte Corporation †	81,780	6,178,479
Intercept Pharmaceuticals Incorporated †	6,100	876,753
ISIS Pharmaceuticals Incorporated «†	254,200	13,165,018
Japan Tissue Engineering Company Limited †	3,200	42,390
Medigen Biotechnology Corporation †	29,000	113,854
Medivation Incorporated †	41,000	4,751,490
Mesoblast Limited †«	31,890	111,307
Myriad Genetics Incorporated «†	161,300	5,408,389
NanoCarrier Company Limited †	6,400	68,978
Nicox SA †	1,380	3,565
NPS Pharmaceuticals Incorporated †	211,100	7,004,298
PDL BioPharma Incorporated «	387,668	3,202,138
Pharmacyclics Incorporated †	32,600	4,544,114
Puma Biotechnology Incorporated †	10,200	2,315,604
Regeneron Pharmaceuticals Incorporated †	14,313	5,955,782
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	53,300	1,942,252
Takara Bio Incorporated «	6,300	83,720
United Therapeutics Corporation †	24,905	3,301,656
Valneva SE †«	847	4,967
Vertex Pharmaceuticals Incorporated †	46,138	5,438,747
		174,045,850

Health Care Equipment & Supplies : 1.37%
Abbott Laboratories	180,094	8,015,984
Align Technology Incorporated †	43,800	2,492,220
Ansell Limited	26,316	467,099
ASAHI INTECC Company Limited	4,600	226,376
Baxter International Incorporated	70,500	5,146,500
bioMerieux SA	1,765	186,017
Biosensors International Group Limited †	247,000	102,340
Boston Scientific Corporation †	770,600	9,917,622
C.R. Bard Incorporated	39,894	6,676,261
CareFusion Corporation †	117,958	6,979,575
Cochlear Limited	10,052	595,158
Coloplast Class B	10,575	916,913

37

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Companies Incorporated	25,808	$4,358,971
DexCom Incorporated †	156,360	8,046,286
DiaSorin SpA	1,623	66,643
Edwards Lifesciences Corporation †	56,591	7,338,721
Elekta AB Class B	35,308	359,933
Essilor International SA Cie Generale d’Optique	19,946	2,241,138
Fisher & Paykel Healthcare Corporation	88,571	380,457
Fukuda Denshi Company Limited	2,200	106,413
Getinge AB	18,499	428,276
GN Store Nord	17,550	375,065
Golden Meditech Holdings Limited	31,610	4,891
Haemonetics Corporation †	112,392	4,150,637
Halyard Health Incorporated «†	5,602	219,654
Hogy Medical Company Limited	2,000	96,570
IDEXX Laboratories Incorporated †	26,837	4,008,106
Intuitive Surgical Incorporated †	6,942	3,594,359
Mindray Medical International Limited ADR «	21,696	652,399
Nagaileben Company Limited	8,000	130,918
Nakanishi Incorporated	6,500	256,067
Nihon Kohden Corporation	8,300	417,553
Nikkiso Company Limited	14,000	137,086
Nipro Corporation «	22,400	191,590
Nobel Biocare Holding AG †	14,841	262,167
Olympus Corporation †	50,400	1,834,735
Paramount Bed Holdings Company Limited	3,500	99,983
Phonak Holding AG	4,488	679,416
ResMed Incorporated «	74,851	3,982,073
Sirona Dental Systems Incorporated †	118,381	10,226,935
Smith & Nephew plc	83,542	1,450,323
St. Jude Medical Incorporated	38,400	2,609,664
St. Shine Optical Company Limited	12,000	184,765
Straumann Holding AG	989	256,019
Teleflex Incorporated	88,131	10,500,809
Terumo Corporation	58,900	1,340,103
Thoratec Corporation †	117,130	3,653,285
TOA Medical Electronics Company	27,300	1,173,254
Varian Medical Systems Incorporated †	55,076	4,874,777
West Pharmaceutical Services Incorporated	152,266	7,919,355
William Demant Holding AS †	3,503	251,419
		130,582,880

Health Care Providers & Services : 2.17%
Acadia Healthcare Company Incorporated †	100,214	6,214,270
Aetna Incorporated	43,477	3,792,933
Alfresa Holdings Corporation	41,600	480,256
AmerisourceBergen Corporation	111,700	10,170,285
Anthem Incorporated	36,300	4,643,133
AS ONE Corporation	2,400	61,481
Bangkok Chain Hospital PCL	87	24
Bangkok Dusit Medical Services PCL Class F	644,000	362,845
Brookdale Senior Living Incorporated †	95,300	3,375,526
Bumrungrad Hospital PCL	28,900	128,943
Cardinal Health Incorporated	44,900	3,690,331
Catamaran Corporation—Canada Exchange †	19,135	975,067
Celesio AG	9,643	321,567
Centene Corporation †	128,832	12,724,737
Chemed Corporation	38,351	4,222,829
Cigna Corporation	52,300	5,381,147
Community Health Systems Incorporated †	74,796	3,521,396
DaVita HealthCare Partners Incorporated †	91,784	7,024,230
Express Scripts Holding Company †	143,102	11,898,931
Fresenius Medical Care AG & Company KGaA	19,133	1,413,909
Fresenius SE & Company KGaA	36,249	1,966,336
Health Net Incorporated †	185,500	9,530,990
Henry Schein Incorporated †	45,282	6,212,690
Humana Incorporated	88,169	12,164,677
IHH Healthcare Bhd	615,700	895,564
Laboratory Corporation of America Holdings †	45,371	4,747,621

38

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Life Healthcare Group Holdings Limited	235,988	$890,260
LifePoint Hospitals Incorporated †	108,997	7,541,502
Magellan Health Services Incorporated †	63,557	3,889,053
McKesson Corporation	45,000	9,484,200
Medi-Clinic Corporation	66,427	564,077
Mediceo Paltac Holdings Company Limited	38,000	422,365
MEDNAX Incorporated †	53,456	3,499,230
Message Company Limited	2,200	58,768
Miraca Holdings Incorporated	11,100	421,383
Network Healthcare Holdings Limited	257,207	844,957
Nichii Gakkan Company	7,200	54,423
Orpea	3,644	229,704
Owens & Minor Incorporated	152,200	5,206,762
Patterson Companies Incorporated	53,700	2,587,266
Pharmaniaga Bhd	7,405	9,720
Primary Health Care Limited	92,654	370,719
Quest Diagnostics Incorporated	83,000	5,420,730
Ramsay Health Care Limited	24,522	1,130,413
Rhoen Klinikum AG	5,080	147,976
Ryman Healthcare Limited	72,433	454,781
Ship Healthcare Holdings Incorporated	6,600	152,667
Sigma Pharmaceuticals Limited	257,710	161,251
Sinopharm Group Company Limited	262,400	977,880
Sonic Healthcare Limited	69,727	1,035,808
Suzuken Company Limited	16,200	415,000
Team Health Holdings Incorporated †	153,400	8,768,344
Tenet Healthcare Corporation †	52,292	2,512,631
Toho Pharmaceutical	12,300	158,479
TOKAI Corporation	2,600	77,779
United Drug plc	34,039	196,817
UnitedHealth Group Incorporated	116,300	11,470,669
Universal Health Services Incorporated Class B	48,200	5,042,684
VCA Antech Incorporated †	199,100	9,423,403
Vital KSK Holdings Incorporated	9,000	65,450
WellCare Health Plans Incorporated †	95,600	7,049,544
		206,658,413

Health Care Technology : 0.22%
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Allscripts Healthcare Solutions Incorporated †	408,800	4,913,776
athenahealth Incorporated «†	22,963	2,693,560
Cerner Corporation †	58,724	3,781,826
HMS Holdings Corporation †	192,979	4,025,542
M3 Incorporated	28,600	492,131
Medidata Solutions Incorporated †	119,100	5,086,761
		20,993,596

Life Sciences Tools & Services : 0.64%
Bio Techne Corporation	81,596	7,475,010
Bio-Rad Laboratories Incorporated Class A †	44,567	5,294,114
Charles River Laboratories International Incorporated †	102,920	6,664,070
Covance Incorporated †	29,837	3,061,873
Divi’s Laboratories Limited	12,947	360,484
Gerresheimer AG	3,694	204,243
ICON plc ADR †	5,230	290,474
Illumina Incorporated †	27,657	5,279,445
Lonza Group AG	5,820	684,600
Mettler-Toledo International Incorporated †	15,360	4,504,474
Parexel International Corporation †	117,000	6,845,670
PerkinElmer Incorporated	66,100	3,005,567
QIAGEN NV †	22,655	541,663
Quintiles Transnational Holdings Incorporated †	34,800	2,012,136
Tecan Group AG	803	89,966
Thermo Fisher Scientific Incorporated	77,400	10,007,046

39

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corporation †	44,865	$5,199,854
		61,520,689

Pharmaceuticals : 3.88%
AbbVie Incorporated	190,601	13,189,589
Actavis plc †	51,282	13,877,422
Akorn Incorporated †	154,800	6,202,836
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	57,704	12,342,309
Aspen Pharmacare Holdings Limited	82,217	2,968,056
Astellas Pharma Incorporated	371,000	5,336,623
AstraZeneca plc	113,048	8,451,381
Aurobindo Pharma Limited	36,601	643,400
Bayer AG	74,876	11,268,691
Bristol-Myers Squibb Company	198,577	11,725,972
BTG plc †	29,198	368,522
Cadila Healthcare Limited	9,434	235,208
Cardiome Pharma Corporation †	781	6,452
Celltrion Incorporated †«	17,606	633,241
China Medical System Holding Limited	329,000	559,159
Chugai Pharmaceutical Company Limited	33,600	910,289
Cipla Limited India	66,901	684,750
Daiichi Sankyo Company Limited	110,400	1,627,579
Dainippon Sumitomo Pharma Company Limited	32,900	340,173
Dong-A ST Company Limited	1,090	86,181
Dr. Reddys Laboratories Limited	17,225	1,001,010
Eisai Company Limited	44,100	1,581,238
Eli Lilly & Company	117,700	8,017,724
Endo International plc †	81,000	5,926,770
Fuso Pharmaceutical Industries Limited	16,000	41,122
Galenica AG	419	356,850
GlaxoSmithKline Pharmaceuticals Limited	4,235	200,220
GlaxoSmithKline plc	444,758	10,329,686
Glenmark Pharmaceuticals Limited	35,144	464,141
H. Lundbeck AS	7,172	160,710
Haw Par Corporation Limited	27,500	182,095
Hikma Pharmaceuticals plc	10,618	325,655
Hisamitsu Pharmaceutical Company Incorporated	15,000	456,307
Hua Han Bio-Pharmaceutical Holdings Limited	2,771	883
Impax Laboratories Incorporated †	139,520	4,457,664
Ipsen	2,572	135,902
Jazz Pharmaceuticals plc †	31,190	5,523,437
Johnson & Johnson	340,276	36,834,877
Kaken Pharmaceutical Company Limited	17,000	361,001
Kissei Pharmaceutical Company Limited	7,200	187,175
Kyorin Company Limited	14,000	272,520
Kyowa Hakko Kogyo Company Limited	51,000	553,965
Lupin Limited	30,584	729,644
Mallinckrodt plc †	241,281	22,250,912
Meda AB Class A	25,008	358,585
Merck & Company Incorporated	345,258	20,853,583
Merck KGaA	12,492	1,244,747
Mochida Pharmaceutical Company Limited	3,000	164,574
Mylan Laboratories Incorporated †	219,000	12,835,590
Nichi-Iko Pharmaceutical Company Limited	10,000	154,715
Nicholas Piramal India Limited	18,361	239,561
Nippon Shinyaku Company Limited	12,000	349,372
Novartis AG	251,893	24,387,259
Novo Nordisk AS Class B	179,836	8,206,897
Ono Pharmaceutical Company Limited	17,900	1,532,519
Orion Oyj Class A	3,628	123,376
Orion Oyj Class B	8,702	298,633
Otsuka Holdings Company Limited	91,400	2,890,187
Pacira Pharmaceuticals Incorporated †	79,058	7,425,918
Perrigo Company plc	26,614	4,263,297
Pfizer Incorporated	758,955	23,641,448
Pharmaxis Limited †	22,924	995
PT Kalbe Farma Tbk	4,452,500	638,469

40

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Ranbaxy Laboratories Limited †	34,908	$344,467
Recordati SpA	6,569	114,924
Richter Gedeon	38,159	594,029
Roche Holding AG	2,539	744,677
Roche Holding AG Genusschein	65,388	19,594,395
Rohto Pharmaceutical Company Limited	21,000	273,405
Salix Pharmaceuticals Limited †	34,033	3,494,849
Sanofi-Aventis SA	110,160	10,672,429
Santen Pharmaceutical Company Limited	15,600	872,874
Sawai Pharmaceutical Company Limited	6,700	397,472
Seikagaku Corporation	7,900	139,733
Shionogi & Company Limited	51,500	1,281,533
Shire Limited plc	53,872	3,839,538
Sihuan Pharmaceutical Holdings Group limited	1,126,000	842,151
Sino Biopharmaceutical Limited	812,000	803,110
Sosei Group Corporation †	2,300	85,666
Stada Arzneimittel AG	5,207	187,634
Sun Pharmaceutical Industries Limited	193,872	2,623,388
Taisho Pharmaceutical Holding Company Limited	9,500	588,396
Takeda Pharmaceutical Company Limited	120,900	5,065,432
Tanabe Seiyaku Company Limited	46,800	713,811
Teva Pharmaceutical Industries Limited	90,328	5,137,423
The United Laboratories International Holdings Limited †	500	338
Towa Pharmaceutical Company Limited	1,900	85,498
Tsumura & Company	13,600	305,877
UCB SA	9,628	755,706
Valeant Pharmaceuticals International Incorporated †	30,257	4,409,074
Yuhan Corporation	1,877	294,777
Zeria Pharmaceutical Company Limited	9,000	148,420
Zoetis Incorporated	97,290	4,371,240
		370,201,332

Industrials : 11.98%
Aerospace & Defense : 1.90%
Airbus Group NV	54,584	3,327,684
Alliant Techsystems Incorporated	70,360	7,998,525
B/E Aerospace Incorporated †	58,400	4,547,608
BAE Systems plc	307,386	2,312,897
Bharat Electronics Limited	2,301	86,087
Bombardier Incorporated Class B	143,159	546,905
CAE Incorporated	24,800	331,924
Chemring Group plc	8,445	31,204
Cobham plc	107,360	506,420
Curtiss-Wright Corporation	116,300	8,245,670
DigitalGlobe Incorporated †	149,700	4,043,397
Elbit Systems Limited	1,785	103,492
Embraer SA	156,200	1,445,163
Esterline Technologies Corporation †	68,860	8,182,634
Exelis Incorporated	454,562	8,154,842
Finmeccanica SpA †	34,904	338,762
General Dynamics Corporation	38,026	5,527,459
HEICO Corporation	119,725	6,346,622
Hexcel Corporation †	211,400	9,151,506
Huntington Ingalls Industries Incorporated	107,068	11,667,200
L-3 Communications Holdings Incorporated	50,100	6,242,460
Lockheed Martin Corporation	32,300	6,187,388
MacDonald Dettwiler & Associates Limited	2,966	232,815
Meggitt plc	77,064	606,257
MOOG Incorporated Class A †	94,940	6,909,733
MTU Aero Engines AG	4,407	393,012
Northrop Grumman Corporation	24,951	3,516,344
Precision Castparts Corporation	27,896	6,636,458
QinetiQ plc	51,946	160,781
Raytheon Company	37,200	3,969,240
Rockwell Collins Incorporated	78,500	6,714,105
Rolls-Royce Holdings plc	181,553	2,392,270

41

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Aerospace & Defense (continued)
Rolls-Royce Holdings plc Class C Preference Shares †(a)	16,339,770	$25,555
Saab AB	5,318	148,513
Safran SA	31,081	2,012,212
Singapore Technologies Engineering Limited	264,000	682,636
Teledyne Technologies Incorporated †	82,254	8,793,775
Thales SA	9,751	517,722
The Boeing Company	128,700	17,292,132
TransDigm Group Incorporated	26,440	5,229,568
Ultra Electronics Holdings	5,405	147,850
United Technologies Corporation	167,059	18,389,855
Vectrus Incorporated †	21,646	611,716
Zodiac Aerospace SA	17,330	574,673
		181,283,071

Air Freight & Logistics : 0.49%
Bollore Investissement «	945	466,818
Bollore SA †	3	1,448
C.H. Robinson Worldwide Incorporated	78,623	5,797,660
Deutsche Post AG	84,258	2,800,859
Expeditors International of Washington Incorporated	111,700	5,229,794
FedEx Corporation	52,300	9,318,814
Freightways Limited	37,588	160,575
Glovis Company Limited	2,877	721,879
Hub Group Incorporated Class A †	70,701	2,659,772
Kerry Logistics Network Limited	72,526	117,839
Kintetsu World Express Incorporated	4,600	160,672
Mainfreight Limited	9,747	120,333
Mitsui-Soko Company Limited	20,000	74,829
Oesterreichische Post AG	4,954	240,899
Panalpina Welttransport Holdings AG	1,522	208,187
PostNL †	25,238	97,760
Royal Mail plc	51,790	338,416
Singapore Post Limited	260,000	385,023
The Shibusawa Warehouse Company Limited	12,000	35,999
TNT Express NV	40,089	270,364
Toll Holdings Limited	126,473	607,239
United Parcel Service Incorporated Class B	136,500	15,004,080
Yamato Holdings Company Limited	68,300	1,541,023
		46,360,282

Airlines : 0.46%
Air China	534,000	409,715
Air France-KLM †«	16,025	169,011
Airasia Bhd	365,000	278,404
All Nippon Airways Company Limited	215,000	529,392
American Airlines Group Incorporated	87,122	4,228,031
Asiana Airlines †	21,610	96,742
Cathay Pacific Airways Limited	167,000	367,814
China Airlines †	594,775	250,806
Chorus Aviation Incorporated	63	247
Delta Air Lines Incorporated	163,600	7,635,212
Deutsche Lufthansa AG	24,014	428,936
easyJet plc	22,179	573,392
Eva Airways Corporation †	355,165	229,527
International Consolidated Airlines—United Kingdom Exchange †	72,922	521,779
Japan Airlines Company Limited	23,400	688,177
JetBlue Airways Corporation †	540,456	7,906,871
Korean Air Lines Company Limited †	6,337	240,222
LAN Airlines SA †	79,059	946,137
Malaysian Airline System Bhd †	230,670	18,072
Qantas Airways Limited †	203,671	332,899
Ryanair Holdings plc ADR †	16,200	1,018,818
Singapore Airlines Limited	90,200	746,072
Spirit Airlines Incorporated †	38,823	3,210,274
Thai Airways International PCL †	76,300	36,250
Turk Hava Yollari Anonim Ortakligi †	148,808	617,463

42

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Airlines (continued)
United Continental Holdings Incorporated †	196,800	$12,050,064
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	11,787	332,826
		43,863,153

Building Products : 0.60%
A.O. Smith Corporation	162,700	8,774,411
Aica Kogyo Company Limited	12,200	249,613
Allegion plc	55,300	2,977,905
Armstrong World Industries Incorporated †	97,400	4,879,740
Asahi Glass Company Limited	228,000	1,100,902
Assa Abloy AB Class B	30,983	1,683,945
Bunka Shutter Company Limited	12,000	100,008
Central Glass Company Limited	41,000	138,198
Compagnie de Saint-Gobain	44,812	2,059,758
Daikin Industries Limited	48,300	3,205,212
Fortune Brands Home & Security Incorporated	84,631	3,801,625
Geberit AG	3,718	1,295,862
GWA International Limited	48,362	116,513
JS Group Corporation	55,900	1,188,941
KCC Corporation	841	418,242
Kingspan Group plc	16,453	265,323
Lennox International Incorporated	96,758	9,063,322
Masco Corporation	207,700	5,026,340
Nibe Industrier AB Class B	13,413	358,025
Nichias Corporation	22,000	123,283
NICHIHA Corporation	5,800	52,247
Nippon Sheet Glass Company Limited †	171,000	170,035
Nitto Boseki Company Limited	38,000	135,451
Noritz Corporation	8,300	134,498
Okabe Company Limited	8,500	82,228
Owens Corning Incorporated	69,000	2,403,960
Rockwool International AS Class B	400	49,699
Sankyo Tateyama Incorporated	4,600	78,534
Sanwa Shutter Corporation	45,000	317,393
Sekisui Jushi Corporation	6,000	79,380
Taiwan Glass Industrial Corporation	343,581	265,339
Takara Standard Company Limited	24,000	168,467
Takasago Thermal Engineering Company	13,300	169,570
TOTO Limited	64,000	764,203
Uponor Oyj	2,800	36,687
USG Corporation †	197,600	5,692,856
Wienerberger AG	10,742	147,697
		57,575,412

Commercial Services & Supplies : 1.02%
Aeon Delight Company Limited	3,500	78,895
Aggreko plc	24,032	576,194
Babcock International Group plc	46,368	824,548
Bilfinger SE	4,408	261,244
Brambles Limited	255,174	2,111,472
Cabcharge Australia Limited	26,928	109,347
China Everbright International Limited	717,000	1,103,945
Cintas Corporation	56,200	4,111,030
Civeo Corporation	248,000	2,336,160
Clean Harbors Incorporated †	118,604	5,544,737
Copart Incorporated †	66,290	2,408,979
Covanta Holding Corporation	85,300	2,138,471
Dai Nippon Printing Company Limited	105,000	922,853
Daiseki Company Limited	6,700	113,200
Davis Service Group plc	15,297	245,944
De La Rue plc	11,470	95,705
Deluxe Corporation	120,238	7,027,911
Downer EDI Limited	82,141	300,685
Duskin Company Limited	11,300	165,020

43

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Services & Supplies (continued)
East Asiatic Company Limited AS	250	$2,299
Edenred	14,182	409,226
G4S plc	126,965	548,857
Herman Miller Incorporated	143,400	4,357,926
HNI Corporation	108,900	5,111,766
HomeServe plc	13,090	67,089
Intrum Justitia AB	10,031	300,716
Inui Global Logistics Company Limited	300	2,483
Itoki Corporation	1,000	4,761
K-Green Trust	25,027	20,547
Kaba Holding	280	144,458
Kar Auction Services Incorporated	90,400	3,132,360
KEPCO Plant Service & Engineering Company Limited	3,274	267,428
Kokuyo Company Limited	21,900	164,430
Loomis AB	8,827	255,150
Mineral Resources Limited	31,646	205,554
Mitie Group plc	40,984	179,605
Mitsubishi Pencil Company Limited	5,700	186,125
Moshi Moshi Hotline Incorporated	8,300	80,503
Msa Safety Incorporated	68,500	3,762,705
Nippon Kanzai Company Limited	500	11,722
Nissha Printing Company Limited	7,200	107,390
Okamura Corporation	20,000	135,670
Oyo Corporation	3,900	58,630
Park24 Company Limited	21,100	320,225
Pilot Corporation	2,900	149,069
Pitney Bowes Incorporated	130,200	3,205,524
PMP Limited †	14,400	5,149
Progressive Waste Solutions Limited	12,017	368,105
Prosegur Compania de Seguridad SA	26,730	158,651
Recall Holdings Limited	54,476	294,484
Regus plc	55,194	169,798
Rentokil Initial plc	173,799	323,740
Republic Services Incorporated	146,800	5,814,748
Ritchie Bros Auctioneers Incorporated	6,229	162,872
RR Donnelley & Sons Company	482,300	8,121,932
S1 Corporation Incorporated (Korea)	5,118	350,146
Salmat Limited	5,981	6,237
Sato Corporation	7,500	178,857
Secom Company Limited	34,700	2,007,085
Securitas AB	25,461	307,535
Serco Group plc	48,699	133,518
Shanks Group plc	6,285	9,265
Societe BIC SA	2,766	368,954
Sohgo Security Services Company Limited	15,700	324,002
Stericycle Incorporated †	45,331	5,844,073
Taiwan Secom Company Limited	64,960	168,763
Tetra Tech Incorporated	155,100	4,215,618
The ADT Corporation «	99,400	3,473,036
Tomra Systems ASA	7,776	54,495
Toppan Forms Company Limited	6,500	63,099
Toppan Printing Company Limited	124,000	799,360
Transcontinental Incorporated Class A	3,424	45,917
Transpacific Industries Group Limited	162,245	126,379
Uchida Yoko Company Limited	2,000	6,387
United Stationers Incorporated	94,000	3,859,640
Waste Connections Incorporated	66,148	3,122,847
Waste Management Incorporated	52,253	2,546,289
		97,099,539

Construction & Engineering : 0.44%
Abengoa SA	2,071	5,927
Actividades de Construccion y Servicios SA	16,825	594,878
Aecon Group Incorporated	8,690	91,238
Arcadis NV	6,603	206,307
Ausenco Limited †	9,573	3,749
Balfour Beatty plc	61,174	175,374
Boart Longyear Group Limited †«	89,116	14,035

44

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Construction & Engineering (continued)
Bouygues SA	16,989	$639,573
Cardno Limited	36,176	99,165
Carillion plc	47,881	260,303
Chicago Bridge & Iron Company NV	51,400	2,571,542
China Communications Construction Company Limited	1,015,779	1,016,447
China State Construction International Holdings Limited	438,000	665,339
Chiyoda Corporation	33,000	291,430
Chudenko Corporation	6,500	95,690
Cintra Concesiones de Infraestructuras de Transporte SA	39,046	800,679
Comsys Holdings Corporation	25,400	377,779
CTCI Corporation	123,000	199,916
Daelim Industrial Company Limited	6,425	391,432
Daewoo Engineering & Construction Company Limited †	31,654	179,705
Dialog Group Bhd	784,124	345,409
Eiffage SA	4,842	235,784
EMCOR Group Incorporated	147,732	6,404,182
Ferrovial SA (a)	952	19,529
Flsmidth & Company AS «	5,428	229,646
Fluor Corporation	84,100	5,213,359
Gamuda Bhd	314,200	491,387
GS Engineering & Construction Corporation †	11,855	286,223
Hibiya Engineering Limited	6,000	81,149
HKC Holdings Limited †	217,196	6,022
Hochtief AG	4,214	317,702
Hyundai Development Company	13,643	437,138
Hyundai Engineering & Construction Company Limited	17,322	700,416
IJM Corporation Bhd	221,620	444,223
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	189,001	594,813
Interchina Holdings Company †	960,000	53,850
Interserve plc	12,112	109,965
JGC Corporation	42,000	903,741
Kajima Corporation	191,000	754,858
Kandenko Company Limited	21,000	112,370
KBR Incorporated	94,800	1,596,432
KEPCO Engineering & Construction Company Incorporated	1,785	95,054
Kinden Corporation	32,000	306,059
Koninklijke Bam Groep NV «	28,776	81,459
Koninklijke Boskalis Westminster NV	7,449	418,254
Kumho Industrial Company Limited †	9	138
Kyowa Exeo Corporation	21,600	244,995
Larsen & Toubro Limited	42,205	1,114,959
Larsen & Toubro Limited GDR	8,011	211,891
Leighton Holdings Limited	17,730	303,833
Macmahon Holdings Limited †	139,645	9,510
Maeda Corporation	31,000	225,440
Maeda Road Construction Company Limited	12,000	169,984
Malaysia Marine & Heavy Engineering	135,600	71,759
Malaysian Resources Corporation Bhd	50	22
Mirait Holdings Corporation	11,700	126,790
Monadelphous Group Limited «	19,272	149,297
NCC AB	8,600	266,814
Nippo Corporation	8,000	126,805
Nippon Densetsu Kogyo Company Limited	8,000	100,986
Nippon Koei Company Limited	15,000	55,111
Nishimatsu Construction Company Limited	77,000	317,941
Obayashi Corporation	141,000	879,245
Obrascon Huarte Lain SA	3,542	96,344
Okumura Corporation	38,000	175,158
Outotec Oyj «	15,988	93,740
Peab AB	21,523	147,090
Penta-Ocean Construction Company Limited «	55,000	173,801
Polimex Mostostal SA †	86,564	2,060
Power Line Engineering PCL	244,400	13,175
PYI Corporation Limited	111,318	2,613
Samsung Engineering Company Limited †	7,013	310,156
Sanki Engineering Company Limited	10,000	61,852
Shimizu Corporation	138,000	941,940
Sho-Bond Holdings Company Limited	4,700	170,898

45

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Construction & Engineering (continued)
Sino Thai Engineering & Construction PCL	374,529	$313,676
Skanska AB	34,816	749,997
SNC-Lavalin Group Incorporated	14,400	550,622
Socam Development Limited †	63	55
Sumitomo Mitsui Construction Company Limited †	150,200	163,275
Taikisha Limited	8,000	166,108
Taisei Corporation	216,000	1,128,508
Toa Corporation	31,000	51,462
Toda Corporation	49,000	202,739
Tokyo Energy & Systems Incorporated	1,000	6,640
Tokyu Construction Company Limited	80	365
Toshiba Plant Systems & Services Corporation	6,000	92,879
Totetsu Kogyo Company Limited	5,900	126,134
Toyo Engineering Corporation	28,000	104,053
United Construction Group Limited «	30,880	54,416
United Engineers Limited	59,000	135,356
Vinci SA	43,394	2,347,438
YIT Oyj «	11,040	75,348
Yokogawa Bridge Holdings Corporation	8,000	90,335
		41,843,285

Electrical Equipment : 0.89%
ABB Limited	205,224	4,609,173
ABB Limited (India)	14,757	264,749
Acuity Brands Incorporated	23,062	3,187,168
Alstom SA †	20,310	710,767
AMETEK Incorporated	131,268	6,689,417
Babcock & Wilcox Company	259,380	7,685,429
Bharat Heavy Electricals limited	122,363	559,610
Cosel Company Limited	4,900	54,380
Daihen Corporation	18,000	76,751
Denyo Company Limited	3,200	44,143
Doosan Heavy Industries & Construction Company Limited	13,384	315,287
Eaton Corporation plc	61,537	4,174,055
Elswedy Cables Holding Company †	9,692	63,018
Emerson Electric Company	87,200	5,559,000
EnerSys	100,700	6,115,511
FDG Electric Vehicles Limited †«	1,480,000	88,744
Fuji Electric Holdings Company Limited	123,000	540,010
Fujikura Limited	69,000	258,743
Furukawa Electric Company Limited	135,000	228,659
Futaba Corporation	6,900	93,496
Gamesa Corporation Tecnologica SA †	8,248	84,259
Generac Holdings Incorporated «†	145,600	6,316,128
GS Yuasa Corporation	79,000	378,124
Hubbell Incorporated Class B	29,000	3,097,200
Johnson Electric Holdings Limited	54,750	211,802
Legrand SA	23,684	1,242,602
LS Cable Limited	7,178	392,605
LS Industrial Systems Company Limited	3,641	211,634
Mabuchi Motor Company Limited	5,800	462,358
Mitsubishi Electric Corporation	357,000	4,291,401
NIDEC Corporation	41,000	2,719,744
Nitto Kogyo Corporation	9,700	183,505
Nordex AG †	816	15,870
Osram Licht AG †	7,623	316,809
Polypore International Incorporated †	92,900	4,780,634
Prysmian SpA	18,370	330,295
Rockwell Automation Incorporated	73,600	8,494,176
Sanyo Denki Company Limited	6,000	42,370
Schneider Electric Infrastructure Limited †	5,981	13,855
Schneider Electric SA	52,663	4,298,673
Schneider Electric SA—London Exchange	1,614	131,744
SGL Carbon AG †	3,056	55,442
Shihlin Electric	118,000	152,135
SolarCity Corporation «†	25,600	1,408,000
Sumitomo Electric Industries Limited	130,300	1,694,767
Suzlon Energy Limited †	89,769	20,325

46

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
TECO Electric & Machinery Company Limited	303,000	$314,284
Ushio Incorporated	25,200	253,338
Vestas Wind Systems AS †	15,405	567,770
Walsin Lihwa Corporation †	600,000	193,489
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited (a)	151,000	653,231
		84,646,679

Industrial Conglomerates : 1.08%
Aboitiz Equity Ventures Incorporated	548,400	641,154
Aditya Birla Nuvo Limited	5,674	164,121
Alfa SA de CV	995,200	2,644,575
Alliance Global Group Incorporated	970,700	536,095
Antarchile SA	32,607	407,376
Beijing Enterprises Holdings Limited	135,000	1,077,577
Bidvest Group Limited	77,274	2,043,600
Boustead Holdings Bhd	80,800	116,094
CITIC Pacific Limited	1,435,000	2,501,799
CJ Corporation	4,217	616,593
Danaher Corporation	118,294	9,884,647
DCC plc—United Kingdom Exchange	9,251	515,226
Discount Investment Corporation	1,353	3,476
DMCI Holdings Incorporated	808,000	293,295
Dogan Sirketler Grubu Holdings †	170,145	56,725
Doosan Corporation	3,897	406,249
Enka Insaat Ve Sanayi AS	293,680	763,441
Far Eastern New Century Corporation	878,918	877,569
Gallant Venture Limited †	42,000	7,573
General Electric Company	1,212,507	32,119,310
Grupo Carso SAB de CV	111,000	628,990
Hong Leong Asia Limited	11,000	11,521
Hopewell Holdings	123,000	449,658
Hutchison Whampoa Limited	437,000	5,477,363
Industries Qatar	18,137	951,420
Jardine Matheson Holdings Limited	43,585	2,712,295
Jardine Strategic Holdings Limited	39,394	1,441,426
JG Summit Holdings	615,492	845,008
Katakura Industries Company Limited	5,400	57,335
Keihan Electric Railway Company Limited	109,000	545,597
Keppel Corporation Limited	270,051	1,864,850
Koc Holding AS	227,557	1,281,520
Koninklijke Philips Electronics NV	78,900	2,381,240
LG Corporation	21,404	1,257,638
MMC Corporation Bhd	109,200	75,867
Nisshinbo Industries Incorporated	31,000	313,997
NWS Holdings Limited	280,878	520,111
Quinenco SA	62,686	128,295
Rheinmetall AG	3,555	150,863
Roper Industries Incorporated	53,445	8,434,690
Samsung Techwin Company Limited	9,105	231,333
San Miguel Corporation	214,380	370,469
SembCorp Industries Limited	165,000	578,570
Shun Tak Holdings Limited	294,250	148,360
Siemens AG	73,803	8,738,832
Siemens India Limited	21,727	317,458
Sime Darby Bhd	659,878	1,888,431
SK Corporation	3,986	611,598
SM Investments Corporation	70,518	1,263,372
Smiths Group plc	35,162	636,273
Tokai Holdings Corporation	26,800	125,565
Top Frontier Investment Holdings Incorporated †	8	22
Toshiba Corporation	694,000	3,084,899
Turk Sise Ve Cam Fabrikalari AS	125,797	200,065
Yazicilar Holding AS «	9,222	87,459
		103,488,885

47

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Machinery : 2.60%
Aalberts Industries NV	11,130	$312,435
AG Growth International Incorporated	1,000	43,841
AGCO Corporation	57,800	2,438,582
Aida Engineering Limited	11,300	101,697
Airtac International Group	16,050	144,954
Alfa Laval AB	28,699	571,262
Allison Transmission Holdings Incorporated	95,300	3,134,417
Amada Company Limited	76,000	685,902
Andritz AG	7,071	382,380
Asahi Diamond Industrial Company Limited	12,000	128,019
Atlas Copco AB Class A	61,897	1,785,019
Atlas Copco AB Class B	37,370	992,984
ATS Automation Tooling Systems Incorporated †	4,800	60,341
Austal Limited †	9,718	11,168
Bando Chemical Industries Limited	15,000	52,456
Bodycote plc	18,289	183,638
Bradken Limited	25,084	77,515
Bucher Industries AG	862	214,217
Cargotec Corporation	3,652	118,694
Caterpillar Incorporated	75,800	7,625,480
Chart Industries Incorporated †	66,700	2,648,657
China Conch Venture Holdings Limited	277,500	579,698
China International Marine Containers (Group) Company Limited Class H	157,100	357,759
CKD Corporation	12,000	100,514
Clarcor Incorporated	109,338	7,204,281
CNH Industrial NV	78,164	612,248
Colfax Corporation †	53,864	2,775,612
Cosco Corporation Singapore Limited	190,000	88,199
Crane Company	107,400	6,339,822
CSBC Corporation Taiwan	102	52
Cummins Incorporated	33,200	4,834,584
Cummins India Limited	13,858	192,467
Daewoo Shipbuilding & Marine Engineering Company Limited	28,300	492,974
Daifuku Company Limited	21,500	227,555
Deere & Company	43,000	3,724,660
Donaldson Company Incorporated	70,900	2,765,100
Doosan Infracore Company Limited †	19,520	184,109
Dover Corporation	87,100	6,705,829
Ebara Corporation	89,000	380,989
FANUC Corporation	32,600	5,499,722
Flowserve Corporation	73,100	4,303,397
Fuji Machine Manufacturing Company Limited	17,200	158,564
Fujitec Company Limited	13,000	127,185
Furukawa Company Limited	61,000	111,031
GEA Group AG	16,445	786,374
Georg Fischer AG	456	279,290
Gildemeister AG	3,643	96,575
Glory Limited	13,000	339,597
Graco Incorporated	31,700	2,539,170
Hanjin Heavy Industries & Construction Company Limited †	14,343	60,973
Harsco Corporation	195,080	3,776,749
Hillenbrand Incorporated	151,686	4,878,222
Hino Motors Limited	56,200	757,258
Hitachi Construction Machinery Company Limited	18,600	401,561
Hitachi Koki Company Limited	9,300	77,977
Hitachi Zosen Corporation	30,600	165,803
Hiwin Technologies Corporation	56,810	477,279
Hoshizaki Electric Company Limited	12,000	616,837
Hyundai Heavy Industries Company Limited	7,814	871,004
Hyundai Mipo Dockyard Company Limited	2,652	184,069
Hyundai Rotem Company Limited	9,250	168,227
IDEX Corporation	42,763	3,284,626
IMI plc	29,234	539,977
Iseki & Company Limited	44,000	84,537
Ishikawajima-Harima Heavy Industries Company Limited	282,000	1,425,803
ITT Corporation	211,541	8,757,797
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	1,704
Japan Steel Works	72,000	256,038
Jaya Holdings Limited	61,000	1,966

48

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Machinery (continued)
Joy Global Incorporated	57,200	$2,805,088
JTEKT Corporation	46,600	773,198
Kawasaki Heavy Industries Limited	273,000	1,200,860
KCI Konecranes Oyj	3,753	109,602
Kennametal Incorporated	189,900	6,992,118
King Slide Works Company Limited	17,000	219,727
Kitz Corporation	21,100	88,724
Komatsu Limited	161,830	3,833,354
Komori Corporation	11,000	107,062
Kone Oyj Class B	38,458	1,770,571
KOPEX SA †	1,096	3,551
Krones AG	626	61,582
Kubota Corporation	188,865	2,952,259
Kurita Water Industries Limited	21,400	444,338
Kyokuto Kaihatsu Kogyo Company	6,900	86,344
Lincoln Electric Holdings Incorporated	42,000	3,025,680
Makino Milling Machine Company Limited	25,000	179,489
Makita Corporation	23,100	1,160,158
Makita Corporation ADR	1	50
MAN AG	3,130	356,945
Manitowoc Company Incorporated	326,546	6,576,636
Max Company Limited	6,000	61,734
Meidensha Corporation	41,000	134,052
Melrose Industries plc	96,849	391,858
Metso Oyj	12,945	401,559
Minebea Company Limited	73,000	914,730
Mitsubishi Heavy Industries Limited	557,000	3,250,849
Mitsuboshi Belting Company Limited	10,000	72,049
Mitsui Engineering & Shipbuilding Company Limited	152,000	290,756
Miura Company Limited	22,200	232,158
Morgan Advanced Materials plc	21,935	100,106
Mori Seiki Company Limited	22,100	264,261
Morita Holdings Corporation	7,000	66,891
Mueller Industries Incorporated	121,800	3,996,258
Nabtesco Corporation	24,600	590,591
Nachi-Fujikoshi Corporation	45,000	265,821
Namura Shipbuilding Company Limited	1,500	17,532
Navistar International Corporation «†	148,121	5,302,732
NGK Insulators Limited	53,000	1,176,835
Nippon Sharyo Limited	14,000	42,117
Nippon Thompson Company Limited	13,000	63,538
Nitta Corporation	3,300	73,358
NKT Holding AS	1,131	61,543
Nordson Corporation	31,242	2,441,562
Noritake Company Limited	17,000	38,392
NSK Limited	94,000	1,184,208
NTN Corporation	101,000	470,658
OILES Corporation	5,900	100,877
Okuma Corporation	29,000	220,182
OSG Corporation	18,700	297,196
Oshkosh Corporation	56,500	2,565,100
Paccar Incorporated	46,600	3,123,132
Pall Corporation	57,000	5,478,270
Pentair plc	102,836	6,654,518
Rotork plc	7,725	265,923
Ryobi Limited	20,000	52,751
Samsung Heavy Industries Company Limited	28,640	558,350
Sandvik AB	105,184	1,101,883
Schindler Holding AG	2,474	345,835
Schindler Holding AG—Participation Certificate	5,042	719,428
SembCorp Marine Limited	147,200	353,515
Shima Seiki Manufacturing Limited	4,400	76,046
Shin Zu Shing Company Limited	649	1,399
Shinmaywa Industries Limited	17,000	157,293
Shinwa Company Limited Nagoya	500	5,351
Singamas Container Holding	180,000	30,639
Sintokogio Limited	10,700	73,485
SKF AB Class A	976	20,095

49

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
SKF AB Class B	35,091	$722,973
SMC Corporation	11,600	3,187,630
Snap-on Incorporated	30,700	4,154,631
Spirax Sarco Engineering plc	7,794	348,019
SPX Corporation	22,700	2,035,963
Star Micronics Company Limited	6,100	86,871
Sulzer AG	2,037	227,587
Sumitomo Heavy Industries Limited	116,000	636,353
Tadano Limited	23,000	336,075
Takuma Company Limited	14,000	99,098
Terex Corporation	266,000	7,634,200
The Middleby Corporation †	124,200	11,878,488
The Timken Company	51,200	2,190,848
THK Company Limited	24,100	583,867
Toro Company	121,370	7,971,582
Toshiba Machine Company Limited	18,000	70,987
Trelleborg AB Class B	21,858	355,343
Trinity Industries Incorporated	89,158	2,858,405
Triyards Holdings Limited	7,100	3,541
Tsubakimoto Chain Company	30,000	249,010
Tsugami Corporation «	18,000	92,525
Tsukishima Kikai Company Limited	5,000	51,150
United Tractors	352,380	529,119
Vallourec SA	11,333	376,020
Valmet Corporation	12,945	142,793
Valmont Industries Incorporated «	12,977	1,754,750
Vesuvius plc	23,880	155,481
Volvo AB Class A	43,600	480,429
Volvo AB Class B	132,230	1,447,288
Wabco Holdings Incorporated †	29,700	3,047,814
Wabtec Corporation	51,480	4,555,465
Wartsila Oyj	17,118	767,223
WEG SA	57,980	692,410
Weir Group plc	19,255	564,954
Woodward Governor Company	124,600	6,439,328
Xylem Incorporated	105,428	4,042,110
Yungtay Engineering Company Limited	78,000	179,200
Zardoya-Otis SA	15,132	161,362
		248,275,066

Marine : 0.10%
A.P. Moller Maersk AS Class A	200	409,030
A.P. Moller Maersk AS Class B	645	1,346,087
Chinese Maritime Transport Limited	6,000	6,194
Compagnie Maritime Belge SA	227	4,463
Daiichi Chuo Kisen Kaisha †«	12,000	5,562
DS Norden AS	1,300	31,130
Evergreen Marine Corporation (Taiwan) Limited †	333,298	197,626
Hanjin Shipping Company Limited †	16,787	86,969
Hyundai Merchant Marine Company Limited †	15,411	135,061
Iino Kaiun Kaisha Limited	15,900	90,172
Kawasaki Kisen Kaisha Limited	178,000	466,487
Kirby Corporation †	30,418	2,924,387
Kuehne & Nagel International AG	5,401	727,590
Malaysian Bulk Carriers Bhd	14,000	5,670
MISC Bhd	242,400	523,856
Mitsui OSK Lines Limited	228,000	722,407
Neptune Orient Lines Limited †	184,000	115,768
Nippon Yusen Kabushiki Kaisha	322,000	908,991
Orient Overseas International Limited	30,500	184,064
Pacific Basin Shipping Limited	252,000	118,284
Pan Ocean Company Limited—Singapore Exchange †(a)	450	1,588
Pan Ocean Company Limited—South Korea Exchange †	199	522
Shinwa Kaiun Kaisha Limited	2,000	5,646
Sincere Navigation Corporation	128,800	105,504
U-Ming Transport Corporation	113,000	177,455
Wan Hai Lines Limited	209,212	184,554

50

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Marine (continued)
Yang Ming Marine Transport †	285,357	$124,479
		9,609,546

Professional Services : 0.31%
Adecco SA	12,375	869,421
ALS Limited	72,843	312,537
Bureau Veritas SA	23,580	562,899
Capita plc	61,090	1,022,329
Corporate Executive Board Company	72,700	5,322,367
Dun & Bradstreet Corporation	19,395	2,462,195
Experian Group Limited	96,629	1,530,925
Hays plc	95,742	198,855
IHS Incorporated Class A †	35,823	4,386,885
Intertek Group plc	15,050	549,617
MEITEC Corporation	7,200	201,433
Michael Page International plc	20,623	132,953
Nihon M&A Center Incorporated	5,400	165,181
Poyry Oyj †	835	3,210
Randstad Holdings NV	9,424	465,357
SAI Global Limited	32,441	106,878
SEEK Limited	58,955	857,720
SGS SA	519	1,123,179
Stantec Incorporated	7,070	205,320
Teleperformance SA	6,495	453,789
Temp Holdings Company Limited	8,800	260,656
The Advisory Board Company †	79,500	3,386,700
Verisk Analytics Incorporated Class A †	79,824	4,947,492
WS Atkins plc	8,888	193,917
		29,721,815

Road & Rail : 1.06%
Asciano Group	170,137	851,645
Aurizon Holdings Limited	59,294	232,699
Avis Budget Group Incorporated †	54,300	3,266,145
Canadian National Railway Company	73,500	5,225,767
Canadian Pacific Railway Limited	14,300	2,763,992
Central Japan Railway Company	33,600	4,891,211
ComfortDelGro Corporation Limited	275,000	548,607
Container Corporation of India	13,018	282,639
Cosan Logistica SA †	23,400	31,476
CSX Corporation	119,700	4,367,853
DSV AS	17,460	547,158
East Japan Railway Company	65,200	4,888,214
Evergreen International Storage & Transport Corporation	124,000	73,925
Firstgroup plc †	137,119	242,333
Fukuyama Transporting Company Limited	37,000	196,115
Genesee & Wyoming Incorporated Class A †	30,140	2,971,503
Go-Ahead Group plc	3,179	129,470
Hankyu Hanshin Holdings Incorporated	210,000	1,155,557
Hertz Global Holdings Incorporated †	239,100	5,676,234
Hitachi Transport System Limited	8,700	109,969
J.B. Hunt Transport Services Incorporated	49,214	4,061,631
Kansas City Southern	58,918	7,007,707
Keihin Electric Express Railway Company Limited	101,000	771,947
Keio Corporation	110,000	809,219
Keisei Electric Railway Company Limited	66,000	759,164
Kintetsu Corporation	315,000	1,064,422
Korea Express Company Limited †	2,016	357,547
Landstar System Incorporated	97,094	7,804,416
Maruzen Showa Unyu Company Limited	16,000	46,920
MTR Corporation Limited	250,208	1,005,039
Nagoya Railroad Company Limited	169,000	655,094
Nankai Electric Railway Company Limited	100,000	502,233
National Express Group plc	29,635	122,779
Nippon Express Company Limited	193,000	927,025

51

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Road & Rail (continued)
Nippon Konpo Unyu Soko Company Limited	12,800	$200,516
Nishi-Nippon Railroad Company Limited	75,000	316,634
Norfolk Southern Corporation	38,000	4,242,320
Odakyu Electric Railway Company Limited	122,000	1,117,502
Old Dominion Freight Line Incorporated †	36,313	2,942,806
Ryder System Incorporated	33,636	3,212,911
Sagami Railway Company Limited	88,000	341,856
Sankyu Incorporated	56,000	218,960
SBS Transit Limited	1,684	2,222
SEINO Holdings Company Limited	34,000	321,176
Senko Company Limited	15,000	69,394
SMRT Corporation Limited	98,000	122,566
Stagecoach Group plc	49,321	312,641
Tobu Railway Company Limited	207,000	933,218
Tokyu Corporation	189,000	1,141,931
TransForce Incorporated	6,211	161,967
Transport International Holdings Limited	45,600	92,554
Union Pacific Corporation	172,300	20,119,471
West Japan Railway Company	31,500	1,503,994
		101,722,294

Trading Companies & Distributors : 0.85%
Adani Enterprises Limited	63,989	473,254
Aercap Holdings NV †	7,397	327,761
Applied Industrial Technologies Incorporated	91,100	4,271,679
Ashtead Group plc	48,201	794,573
BayWa AG	313	11,554
Brenntag AG	14,433	795,403
Bunzl plc	31,676	884,807
Daewoo International Corporation	7,912	244,226
Emeco Holdings Limited †	72,033	11,038
Fastenal Company	143,524	6,487,285
Finning International Incorporated	16,500	370,561
GATX Corporation	108,134	6,697,820
Grafton Group plc	18,582	186,580
Hanwa Company Limited	40,000	141,232
iMarketKorea Incorporated	5,870	142,518
Inaba Denki Sangyo Company Limited	4,100	138,198
Inabata & Company Limited	8,900	76,498
Itochu Corporation	273,300	3,145,932
Iwatani International Corporation	49,000	356,754
Japan Pulp & Paper Company Limited	25,000	65,518
Kanamoto Company Limited	6,000	195,163
Kanematsu Corporation	81,000	120,814
Kloeckner & Company †	8,856	104,873
Kuroda Electric Company Limited	5,800	74,095
LG International Corporation	5,460	140,449
Marubeni Corporation	285,900	1,802,806
Misumi Group Incorporated	15,400	493,132
Mitsubishi Corporation	267,000	5,051,108
Mitsubishi Corporation ADR	33	1,248
Mitsui & Company Limited	295,300	4,074,777
MonotaRO Company Limited «	5,900	140,651
MRC Global Incorporated †	66,200	1,337,902
MSC Industrial Direct Company	28,625	2,223,304
Nagase & Company Limited	24,600	297,265
Nichiden Corporation	3,600	73,838
Noble Group Limited	918,576	863,390
NOW Incorporated «†	249,100	6,670,898
Onoken Company Limited	700	5,757
Paperlinx Limited †	60,182	2,408
Reece Australia Limited	12,985	356,496
Rexel SA	7,698	142,626
Russel Metals Incorporated	4,649	121,722
Samsung Corporation	20,907	1,356,752
Seven Network Limited	22,953	116,653
SIG plc	78,253	199,492
SK Networks Company Limited †	31,860	270,880

52

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Trading Companies & Distributors (continued)
Sojitz Corporation	240,500	$344,527
STX Corporation Company Limited †	1,049	462
Sumitomo Corporation	206,000	2,197,657
Tat Hong Holdings Limited	7,000	4,136
Toromont Industries Limited	6,843	171,269
Toyota Tsusho Corporation	45,500	1,077,400
Travis Perkins plc	23,342	659,680
Trusco Nakayama Corporation	3,400	96,124
United Rentals Incorporated †	50,200	5,688,162
W.W. Grainger Incorporated	11,680	2,869,542
Wakita & Company Limited	7,000	68,071
Watsco Incorporated	59,095	5,998,143
WESCO International Incorporated †	98,024	8,076,197
Wolseley plc	26,144	1,467,923
Yamazen Corporation	18,000	125,744
Yuasa Trading Company Limited	3,800	73,233
		80,779,960

Transportation Infrastructure : 0.18%
Abertis Infraestructuras SA	39,990	856,362
Aeroports de Paris	3,323	408,064
Airports of Thailand PCL	53,200	450,422
Ansaldo STS SpA	6,620	69,770
Atlantia SpA «	40,773	1,028,882
Auckland International Airport Limited	167,179	507,138
BBA Aviation plc	37,408	200,793
Bintulu Port Holdings Bhd	6,400	13,188
CCR SA	204,620	1,412,080
China Merchants Holdings International Company Limited	489,709	1,676,588
China Resources & Transportation Group Limited †	2,600,000	60,014
Cosco Pacific Limited	409,575	556,670
DP World Limited	45,239	957,257
Flughafen Zuerich AG	455	299,172
Fraport AG	3,869	236,449
Groupe Eurotunnel SA	53,575	692,966
Henderson Investments Limited	18,000	1,578
Hong Kong Aircraft Engineering Company Limited	10,000	110,511
Hopewell Highway Infrastructure Limited	173,650	84,195
Hutchison Port Holdings Trust	977,000	669,245
International Container Term Services Incorporated	175,300	452,840
Japan Airport Terminal Company Limited	13,800	543,069
Kamigumi Company Limited	48,000	433,201
Macquarie Atlas Roads Limited	53,146	138,897
Malaysia Airports Holdings Bhd	103,841	213,668
Mitsubishi Logistics Corporation	30,000	470,212
Mundra Port & Special Economic Zone Limited	99,788	466,739
Nissin Corporation	18,000	41,257
Port of Tauranga Limited	9,453	124,113
PT Jasa Marga Tbk	395,500	218,750
SIA Engineering Company	42,000	132,448
Singapore Airport Terminal Services Limited	108,666	244,296
Sumitomo Warehouse Company Limited	29,000	165,198
Sydney Airport Holdings Limited	211,514	799,475
TAV Havalimanlari Holding AS	40,981	350,802
Transurban Group	336,066	2,377,433
Westshore Terminals Investment Corporation	8,100	236,082
		17,699,824

Information Technology : 15.08%
Communications Equipment : 1.12%
Alcatel-Lucent SA †	273,639	974,820
ARRIS Group Incorporated †	69,700	2,074,969
Aruba Networks Incorporated †	237,300	4,439,883

53

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Communications Equipment (continued)
Brocade Communications Systems Incorporated	246,836	$2,791,715
Ciena Corporation †	223,380	3,692,471
Cisco Systems Incorporated	610,349	16,870,046
Comba Telecom Systems Holdings Limited	233	91
Commscope Holding Co Incorporated †	47,100	1,045,620
D-Link Corporation	763	406
Denki Kogyo Company Limited	13,000	56,746
EVS Broadcast Equipment SA	552	18,494
F5 Networks Incorporated †	39,538	5,107,914
Finisar Corporation «†	240,200	4,095,410
Harris Corporation	61,200	4,386,204
Hitachi Kokusai Electric Incorporated	9,000	132,569
InterDigital Incorporated	79,432	3,962,068
Japan Radio Company Limited †	2,000	5,899
Juniper Networks Incorporated	230,600	5,110,096
Motorola Solutions Incorporated	26,600	1,748,152
Nokia Oyj	354,521	2,951,162
Palo Alto Networks Incorporated †	34,165	4,202,295
Plantronics Incorporated	96,800	5,050,056
Polycom Incorporated †	330,690	4,355,187
QUALCOMM Incorporated	322,597	23,517,321
Spirent plc	75,771	79,636
Telefonaktiebolaget LM Ericsson Class B	289,375	3,644,697
Viasat Incorporated «†	90,200	5,980,260
VTech Holdings Limited	27,900	388,195
Zinwell Corporation	446	442
		106,682,824

Electronic Equipment, Instruments & Components : 1.46%
AAC Technologies Holdings Incorporated	190,000	1,118,454
ALPS Electric Company Limited	34,900	698,176
Amano Corporation	12,600	131,872
Amphenol Corporation Class A	167,468	8,981,309
Anixter International Incorporated	59,341	5,156,733
Anritsu Corporation	27,600	191,644
Arrow Electronics Incorporated †	57,614	3,366,962
AU Optronics Corporation	1,793,319	846,028
Avnet Incorporated	87,938	3,850,805
Canon Electronics Incorporated	3,800	64,075
CDW Corporation of Delaware	59,400	2,083,752
Celestica Incorporated †	22,738	245,091
Cheng Uei Precision Industry Company Limited	71,855	120,039
Chroma ATE Incorporated	84,624	228,599
Chunghwa Picture Tubes Limited †	75	3
Citizen Holdings Company Limited	63,500	491,219
CMK Corporation †	4,800	11,851
Cognex Corporation †	191,200	7,783,752
Corning Incorporated	154,300	3,243,386
Daiwabo Company Limited	29,000	53,029
Delta Electronics Incorporated	472,531	2,855,264
Delta Electronics Thailand PCL	22,600	51,450
Electrocomponents plc	44,350	145,316
Enplas Corporation	2,000	66,824
FEI Company	90,000	7,707,600
FIH Mobile Limited †	528,000	274,387
Flextronics International Limited †	112,900	1,252,061
Halma plc	39,753	416,564
Hamamatsu Photonics	14,100	712,901
Hannstar Display Corporation	899,226	209,788
Hexagon AB	23,900	759,768
Hioki EE Corporation	900	13,045
Hirose Electric Company Limited	6,100	771,046
Hitachi High Technologies Corporation	12,500	361,296
Hitachi Limited	799,000	6,170,755
Hon Hai Precision Industry Company Limited	3,451,629	10,818,580
Horiba Limited	8,200	278,815
Hosiden Corporation	12,200	76,385
Hoya Corporation	70,400	2,503,480

54

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Ibiden Company Limited	27,700	$411,520
Ingenico SA	5,380	581,604
Ingram Micro Incorporated Class A †	89,673	2,459,730
Innolux Display Corporation	1,658,666	793,223
IPG Photonics Corporation †	23,100	1,665,279
Jabil Circuit Incorporated «	114,800	2,382,100
Japan Aviation Electronics Industry Limited	13,000	289,753
Keyence Corporation	7,400	3,418,455
Kingboard Chemicals Holdings Limited	140	262
Knowles Corporation «†	49,200	1,027,788
KOA Corporation	3,700	34,234
Kyocera Corporation	57,800	2,830,335
Kyocera Corporation ADR	60	2,917
Laird Group plc	37,748	179,121
Largan Precision Company Limited	26,244	2,022,520
LG Display Company Limited †	36,210	1,109,553
LG Innotek Company Limited †	2,021	182,227
Littelfuse Incorporated	49,651	4,772,951
Mitsumi Electric Company Limited	16,600	137,925
Muramoto Electron (Thailand) PCL	300	2,065
Murata Manufacturing Company Limited	34,700	3,750,126
Nan Ya Printed Circuit Board Corporation †	26,197	34,241
Nichicon Corporation	13,600	109,905
Nippon Chemi-Con Corporation †	32,000	92,492
Nippon Electric Glass Company Limited	80,000	366,057
Nippon Signal Company Limited	10,900	106,456
Oki Electric Industry Company Limited	138,000	279,093
OMRON Corporation	37,804	1,758,474
Optex Company Limited	30	503
Pan-International Industrial	770	445
Premier Farnell plc	32,868	86,156
Ryosan Company Limited	6,500	136,168
Samsung Electro-Mechanics Company Limited	13,434	737,206
Samsung SDI Company Limited	8,978	1,085,836
Shimadzu Corporation	52,000	514,435
Silitech Technology Corporation	381	182
Simplo Technology Company Limited	67,000	344,228
Spectris plc	9,963	294,035
Synnex Technology International Corporation	261,462	380,185
Taiyo Yuden Company Limited	21,700	245,398
TDK Corporation	21,000	1,265,273
TE Connectivity Limited	48,995	3,145,479
Tech Data Corporation †	92,300	5,753,059
Teikoky Tsushin Kogyo Company	2,000	3,337
Topcon Corporation	14,800	329,124
Toyo Corporation	3,700	30,742
TPK Holding Company Limited	58,033	373,166
Trimble Navigation Limited †	137,118	3,856,444
Tripod Technology Corporation	120,261	238,210
Truly International	250,000	112,510
Unimicron Technology Corporation	312,402	230,156
Venture Corporation Limited	49,000	287,992
Vishay Intertechnology Incorporated	327,454	4,541,787
Vishay Precision Group †	200	3,346
WPG Holdings Company Limited	352,227	409,163
Yageo Corporation	124,325	206,890
Yamatake Corporation	13,400	316,058
Yaskawa Electric Corporation	48,000	622,904
Yokogawa Electric Corporation	44,700	562,752
Young Fast Optoelectronics Company Limited †	13,071	8,067
Zebra Technologies Corporation Class A †	111,900	8,185,485
Zhen Ding Technology Holding	78,750	212,222
		139,431,453

Internet Software & Services : 2.29%
Akamai Technologies Incorporated †	95,148	6,147,512
AOL Incorporated †	189,885	8,765,092

55

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Internet Software & Services (continued)
Baidu.com Incorporated ADR †	74,680	$18,304,815
Bitauto Holdings Limited ADR †	6,624	610,468
Carsales.com Limited	34,942	311,144
CoStar Group Incorporated †	18,200	3,098,732
Daum Communications Corporation «	2,430	321,748
Dena Company Limited «	19,400	240,313
eBay Incorporated †	219,208	12,030,135
Equinix Incorporated	29,098	6,610,193
Facebook Incorporated Class A †	402,796	31,297,249
GMO Internet Incorporated	12,000	111,840
Google Incorporated Class A †	55,142	30,277,369
Google Incorporated Class C †	55,143	29,878,132
Gree Incorporated «	21,300	143,053
HC International Incorporated †	66,000	73,278
Internet Initiative Japan Incorporated	6,600	138,874
J2 Global Incorporated	99,965	5,652,021
Kakaku.com Incorporated	27,500	420,136
LinkedIn Corporation Class A †	20,887	4,726,101
Mixi Incorporated «	2,000	91,851
Naver Corporation	4,844	3,305,261
NetEase.com Incorporated ADR	18,804	1,987,019
Pandora Media Incorporated †	96,788	1,902,852
Qihoo 360 Technology Company Limited ADR †	21,145	1,571,708
Rackspace Hosting Incorporated †	68,004	3,122,064
SINA Corporation †	16,564	628,604
Telecity Group plc	21,802	276,708
Tencent Holdings Limited	1,458,388	23,319,464
Twitter Incorporated †	98,400	4,107,216
United Internet AG	13,768	606,884
VeriSign Incorporated «†	60,100	3,612,010
Yahoo Japan Corporation	206,000	751,647
Yahoo! Incorporated †	179,600	9,292,504
Yandex NV Class A †	51,836	1,291,753
Yelp Incorporated †	31,800	1,815,462
Zillow Incorporated Class A «†	13,300	1,574,188
		218,415,400

IT Services : 2.53%
Alliance Data Systems Corporation †	29,280	8,370,274
Amadeus IT Holding SA	39,511	1,573,970
Amdocs Limited	93,238	4,544,886
Atos Origin SA	4,794	340,790
Broadridge Financial Solutions Incorporated	77,513	3,510,564
CACI International Incorporated Class A †	56,800	5,065,992
Cap Gemini SA	14,926	1,094,472
CGI Group Incorporated †	24,400	894,816
Cielo SA	174,872	2,953,567
Cognizant Technology Solutions Corporation Class A †	117,974	6,369,416
Computer Sciences Corporation	83,000	5,260,540
Computershare Limited	95,036	934,443
Convergys Corporation	244,077	5,089,005
Corelogic Incorporated †	219,960	7,307,071
Digital Garage Incorporated	7,000	112,252
DST Systems Incorporated	19,400	1,925,450
DTS Corporation	4,200	85,295
Euronet Worldwide Incorporated †	109,880	6,380,732
Fidelity National Information Services Incorporated	167,100	10,224,849
Fiserv Incorporated †	133,128	9,517,321
FleetCor Technologies Incorporated †	40,457	6,145,014
Fujitsu Limited	305,000	1,742,820
Gartner Incorporated †	47,500	4,060,300
Genpact Limited †	82,000	1,477,640
HCL Technologies Limited	72,625	1,945,503
Henry Jack & Associates Incorporated	44,000	2,704,240
Indra Sistemas SA	6,012	61,948
Infosys Technologies Limited	129,032	9,065,509
Infosys Technologies Limited ADR «	2,757	192,549
International Business Machines Corporation	179,446	29,100,758

56

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
IT Services (continued)
Iress Market Technology Limited	16,055	$135,036
IT Holdings Corporation	15,406	240,041
Itochu Techno-Science Corporation	5,100	199,410
Leidos Holdings Incorporated	45,587	1,842,171
MasterCard Incorporated Class A	193,700	16,908,073
Maximus Incorporated	150,300	7,874,217
NEC Networks & System Integration Corporation	5,800	111,435
Net One Systems Company Limited	17,400	99,998
NeuStar Incorporated Class A «†	40,100	1,092,725
Nihon Unisys Limited	9,400	86,578
Nomura Research Institute Limited	23,800	742,058
NS Solutions Corporation	2,600	68,467
NTT Data Corporation	24,800	946,693
OBIC Company Limited	13,100	417,827
Otsuka Corporation	10,800	371,770
Paychex Incorporated	38,800	1,839,508
Science Applications International Corporation	93,349	4,726,260
SK C&C Company Limited	3,183	640,651
Sumisho Computer Systems	9,400	239,218
Tata Consultancy Services Limited	128,337	5,466,033
Tech Mahindra Limited	30,777	1,309,368
Teradata Corporation †	82,801	3,737,637
TietoEnator Oyj	8,394	215,369
TKC AS	2,200	36,855
Total System Services Incorporated	103,150	3,402,919
Transcosmos Incorporated	4,400	77,603
Visa Incorporated	94,511	24,401,795
Western Union Company	307,900	5,720,782
Wex Incorporated †	85,439	9,661,442
Wipro Limited	133,741	1,262,517
Wipro Limited ADR «	13,142	169,532
Wirecard AG	9,255	393,041
Xerox Corporation	630,039	8,795,344
		241,284,359

Semiconductors & Semiconductor Equipment : 2.57%
Advanced Micro Devices Incorporated «†	1,501,300	4,188,627
Advanced Semiconductor Engineering Incorporated	1,587,821	1,926,575
Advantest Corporation	33,400	398,819
Aixtron AG †	8,010	95,143
Altera Corporation	165,000	6,207,300
Analog Devices Incorporated	182,600	9,977,264
Applied Materials Incorporated	158,400	3,809,520
ARM Holdings plc	132,795	1,899,338
ASM International NV	4,894	205,372
ASM Pacific Technology	46,000	468,310
ASML Holdings NV	43,275	4,573,231
Atmel Corporation †	239,800	1,896,818
Avago Technologies Limited	132,200	12,347,480
Cavium Incorporated †	112,961	6,393,593
Chipbond Technology Corporation	155,000	288,489
Cree Incorporated «†	63,163	2,295,343
CSR plc	15,839	205,114
Cypress Semiconductor Corporation	353,600	3,748,160
Dainippon Screen Manufacturing Company Limited	45,000	291,228
Disco Corporation	5,400	429,106
Elan Microelectronics Corporation	82,000	116,320
Epistar Corporation	213,210	400,964
Everlight Electronics Company Limited	83,210	174,769
Fairchild Semiconductor International Incorporated †	289,982	4,677,410
Faraday Technology Corporation	527	521
First Solar Incorporated †	46,000	2,244,800
Formosa Sumco Technology Corporation	12,600	12,520
GCL-Poly Energy Holdings Limited †	1,990,000	541,451
Gintech Energy Corporation †	8	5
Global Unichip Corporation	4,386	12,656
Hanergy Thin Film Power Group Limited «	3,700,000	930,380

57

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Hermes Microvision Incorporated	13,000	$617,497
Himax Technologies Incorporated	29,262	199,567
Hynix Semiconductor Incorporated †	91,427	3,965,041
Infineon Technologies AG	102,520	1,004,962
Inotera Memories Incorporated †	415,888	628,922
Intel Corporation	592,534	22,071,892
International Rectifier Corporation †	172,700	6,887,276
King Yuan Electronics Company Limited	341,063	275,517
Kinsus Interconnect Technology Corporation	53,582	196,512
KLA-Tencor Corporation	96,100	6,673,184
Lam Research Corporation	86,500	7,148,360
Linear Technology Corporation	138,600	6,379,758
Macronix International †	849,267	177,277
Marvell Technology Group Limited	263,600	3,774,752
Maxim Integrated Products Incorporated	164,800	4,873,136
Media Tek Incorporated	407,531	6,123,335
Megachips Corporation	3,200	38,210
Microchip Technology Incorporated	115,500	5,214,825
Microsemi Corporation †	230,300	6,264,160
Mimasu Semiconductor Industry Company Limited	600	5,142
Nanya Technology Corporation †	180,688	427,381
Novatek Microelectronics Corporation Limited	119,790	677,381
NVIDIA Corporation	295,200	6,190,344
NXP Semiconductor NV †	20,074	1,561,958
ON Semiconductor Corporation †	257,100	2,321,613
Phison Electronics Corporation	34,000	227,417
Powertech Technology Incorporated	181,914	303,900
PV Crystalox Solar plc	3,180	758
Q-Cells AG †	3,594	63
Radiant Opto-Electronics Corporation	114,735	376,302
Realtek Semiconductor Corporation	99,440	330,958
REC Solar ASA †	635	9,252
Renesas Electronics Corporation †«	33,400	230,228
RF Micro Devices Incorporated «†	664,223	9,704,298
Richtek Technology Corporation	29,166	144,664
Rohm Company Limited	15,800	1,022,533
Sanken Electric Company Limited	24,000	203,859
Semtech Corporation †	148,500	3,780,810
Seoul Semiconductor Company Limited	9,698	155,805
Shindengen Electric Manufacturing Company Limited	9,000	55,895
Shinkawa Limited †	2,200	11,494
Shinko Electric Industries	12,800	84,025
Silicon Laboratories Incorporated †	86,265	3,912,118
Siliconware Precision Industries Company	700,471	1,028,723
Sino-American Silicon Products Incorporated	122,000	189,618
Skyworks Solutions Incorporated	101,200	6,827,964
Solarworld AG †	26	461
STMicroelectronics NV	66,138	497,476
Sumco Corporation «	21,800	277,942
SunEdison Incorporated †	143,531	3,107,446
Synaptics Incorporated †	81,000	5,102,190
Taiwan Semiconductor Manufacturing Company Limited	5,096,298	23,301,597
Teradyne Incorporated	472,708	9,383,254
Texas Instruments Incorporated	127,800	6,954,876
Tokyo Electron Limited	29,400	2,003,521
Tokyo Seimitsu Company Limited	7,800	152,687
Transcend Information Incorporated	68,130	223,449
ULVAC Incorporated †	9,400	129,986
United Microelectronics Corporation	2,665,301	1,184,195
Vanguard International Semiconductor Corporation	191,000	295,009
VIA Technologies Incorporated †	485	166
Windbond Electronics Corporation †	630,000	192,578
Xinyi Solar Holdings Limited	149	43
		245,862,188

Software : 2.66%
ACI Worldwide Incorporated †	245,700	4,778,865
Activision Blizzard Incorporated	57,100	1,236,215

58

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Software (continued)
Ansys Incorporated †	48,545	$4,054,478
Aspen Technology Incorporated †	197,502	7,453,725
Asseco Poland SA	17,110	273,833
Autodesk Incorporated †	121,398	7,526,676
AVEVA Group plc	4,997	112,931
CA Incorporated	186,300	5,803,245
Capcom Company Limited	7,500	111,549
Check Point Software Technologies Limited †	13,229	1,022,734
China Mobile Games ADR †	293	7,495
Citrix Systems Incorporated †	87,800	5,822,018
Colopl Incorporated «	5,900	147,164
CommVault Systems Incorporated †	95,100	4,498,230
Compuware Corporation	531,400	5,484,048
Concur Technologies Incorporated †	25,520	3,287,231
Constellation Software Incorporated	1,591	460,359
Covisint Corporation †	74,531	171,421
Dassault Systemes SA	12,602	824,332
FactSet Research Systems Incorporated	20,841	2,856,467
Fair Isaac Corporation	68,500	4,916,930
Financial Technologies Limited	3,146	9,321
Fortinet Incorporated †	85,100	2,345,356
Fuji Soft Incorporated	4,700	99,014
Gemalto NV «	6,728	571,951
Guidewire Software Incorporated †	151,132	7,627,632
GungHo Online Entertainment Incorporated «	66,800	252,182
I-Flex Solutions Limited	4,122	222,201
IGG Incorporated	195,000	84,740
Informatica Corporation †	67,438	2,453,394
Intuit Incorporated	55,142	5,176,180
Konami Corporation	20,000	378,023
Manhattan Associates Incorporated †	165,520	6,547,971
Micro Focus International plc	13,826	246,734
Microsoft Corporation	984,871	47,086,683
NCsoft Corporation	3,519	506,594
NetSuite Incorporated †	18,800	1,988,100
Nexon Company Limited	26,600	251,946
NHN Entertainment Corporation †	3,574	237,417
Nice Systems Limited	6,731	319,253
Nintendo Company Limited	18,900	2,191,489
Nippon System Development Company Limited	7,300	100,454
Open Text Corporation	11,200	662,659
Oracle Corporation (Japan)	5,800	218,960
PTC Incorporated †	258,392	10,095,375
Qlik Technologies Incorporated †	191,600	5,907,028
Red Hat Incorporated †	100,952	6,274,167
Rovi Corporation †	228,689	5,095,191
Royalblue Group plc	2,334	87,025
Salesforce.com Incorporated †	111,368	6,667,602
SAP AG	84,470	5,957,407
ServiceNow Incorporated †	69,251	4,429,294
Software AG	6,805	180,738
SolarWinds Incorporated †	144,600	7,507,632
Solera Holdings Incorporated	42,860	2,257,436
Splunk Incorporated †	63,321	4,248,839
Square Enix Company Limited	12,400	242,420
SS&C Technologies Holdings	148,100	7,486,455
Symantec Corporation	82,300	2,147,207
Tableau Software Incorporated Class A †	20,500	1,719,540
Take-Two Interactive Software Incorporated †	201,440	5,571,830
Tecmo Koei Holdings Company Limited	8,000	115,480
Temenos Group AG	5,073	179,124
The Sage Group plc	119,600	761,499
TIBCO Software Incorporated †	95,100	2,285,253
TiVo Incorporated †	277,167	3,375,894
Trend Micro Incorporated	20,400	619,719
Tyler Technologies Incorporated †	72,424	7,863,798
Ubisoft Entertainment †	8,390	146,730
Ultimate Software Group Incorporated †	60,600	8,922,744

59

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Software (continued)
V1 Group Limited †	1,400	$135
Verint Systems Incorporated †	131,780	7,931,838
VMware Incorporated †	16,511	1,452,308
Workday Incorporated Class A †	49,200	4,282,860
Xero Limited †«	14,012	186,497
		254,427,265

Technology Hardware, Storage & Peripherals : 2.45%
3D Systems Corporation «†	58,900	2,077,992
Acer Incorporated †	625,517	397,170
Advantech Company Limited	67,836	464,698
Apple Incorporated	1,149,716	136,735,724
Asustek Computer Incorporated	185,601	2,021,085
BenQ Corporation †	171,392	77,257
Blackberry Limited †	42,015	437,082
Brother Industries Limited	49,100	917,703
Canon Incorporated	186,000	5,958,364
Canon Incorporated ADR	7	223
Catcher Technology Company Limited	156,614	1,325,886
Chicony Electronics Company Limited	115,960	315,497
Clevo Company	125,978	206,792
Compal Electronic Incorporated	929,754	594,850
Diebold Incorporated	155,936	5,641,764
Eizo Nanao Corporation	3,500	63,795
Electronics For Imaging Incorporated †	100,400	4,462,780
Foxconn Technology Company Limited	271,788	759,663
FUJIFILM Holdings Corporation	79,900	2,649,755
Gigabyte Technology Company Limited	100,000	114,387
Hewlett-Packard Company	223,915	8,746,120
HTC Corporation †	165,691	733,490
Inventec Company Limited	871,583	580,164
Jess Link Products Company Limited	143	131
Konica Minolta Holdings Incorporated	102,000	1,189,585
Lenovo Group Limited	1,664,000	2,334,565
Lexmark International Incorporated	150,300	6,441,858
Lite-On Technology Corporation	530,525	642,853
Logitech International SA †	18,355	272,735
Micro-Star International Company Limited	218	238
Mitac Holdings Corporation	183,065	133,095
NEC Corporation	431,149	1,355,175
Neopost SA	3,201	227,111
NetApp Incorporated	168,081	7,151,847
Pegatron Corporation	375,150	870,370
Quanta Computer Incorporated	713,766	1,775,910
Ricoh Company Limited	121,965	1,321,193
Riso Kagaku Corporation	3,700	113,647
Ritek Corporation †	159	16
Samsung Electronics Company Limited	19,115	22,204,075
SanDisk Corporation	44,100	4,562,586
Seagate Technology plc	40,007	2,644,863
Seiko Epson Corporation	25,200	1,216,786
Stratasys Limited «†	3,967	404,515
Toshiba TEC Corporation	25,000	177,383
Wacom Company Limited «	32,000	122,963
Western Digital Corporation	26,600	2,746,982
Wincor Nixdorf AG	2,644	131,120
Wistron Corporation	533,012	487,414
		233,811,257

Materials : 5.08%
Chemicals : 2.40%
Adeka Corporation	19,600	236,184
Agrium Incorporated	14,300	1,394,497
Air Liquide SA	32,542	4,097,790
Air Water Incorporated	36,000	584,276

60

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Airgas Incorporated	35,805	$4,140,132
Akzo Nobel NV «	24,100	1,666,112
Alent plc	22,841	121,531
Alexandria Mineral Oils Company	1,424	13,903
Arkema SA	5,927	403,558
Asahi Kasei Corporation	221,000	1,921,901
Asahi Organic Chemicals Industry Company Limited	3,000	7,458
Asian Paints Limited	59,910	718,959
Axialll Corporation	40,000	1,731,200
BASF SE	83,164	7,555,143
Batu Kawan Bhd	35,500	194,161
Cabot Corporation	155,900	6,716,172
Castrol India Limited	27,072	218,936
Celanese Corporation Series A	90,200	5,418,314
China Petrochemical Development Corporation †	458,261	131,788
China Steel Chemical Corporation	35,000	174,166
Christian Hansen Holding AS	8,826	373,850
Chugoku Marine Paints Limited	12,000	97,986
Ciech SA	645	8,538
Clariant AG	25,999	471,118
Croda International plc	12,671	486,320
Cytec Industries Incorporated	158,310	7,614,711
Daicel Chemical Industries Limited	64,000	736,698
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	81,781
Dainippon Ink & Chemicals Incorporated	166,000	377,686
Daiso Company Limited	20,000	63,538
DC Chemical Company Limited †	4,822	369,935
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	313,980
Dow Chemical Company	134,444	6,543,389
DuluxGroup Limited	60,734	295,223
E.I. du Pont de Nemours & Company	109,591	7,824,797
Earth Chemical Company Limited	2,900	100,805
Ecolab Incorporated	52,138	5,680,435
EMS-Chemie Holdings AG	754	279,895
Eternal Chemical Company Limited	145,041	139,663
Filtrona plc	22,982	271,376
FMC Corporation	70,226	3,820,294
Formosa Chemicals & Fibre Corporation	869,495	1,966,707
Formosa Plastics Corporation	1,253,709	2,876,269
Frutarom Industries Limited	1,818	46,894
Fufeng Group Limited	200	106
Fujimori Kogyo Company Limited	3,100	87,512
Givaudan SA	717	1,278,461
Hanwha Chem Corporation	19,613	223,046
Hanwha Corporation (Korea)	11,460	307,200
Hitachi Chemical Company Limited	19,400	359,162
Honam Petrochemical Corporation	3,390	538,508
Huntsman Corporation	123,800	3,159,376
Hyosung Corporation	5,120	320,246
Incitec Pivot Limited	295,845	717,781
Indorama Ventures PCL	398,233	272,887
International Flavors & Fragrances Incorporated	43,000	4,350,310
Ishihara Sangyo Kaisha Limited †	110,000	93,621
Israel Chemicals Limited	39,013	266,345
Johnson Matthey plc	19,624	1,020,814
JSR Corporation	39,100	699,497
K&S AG	16,172	485,664
KANEKA Corporation	60,000	317,519
Kansai Paint Company Limited	52,000	828,617
Kemira Oyj	9,572	117,377
Kolon Industries Incorporated	3,691	155,575
Koninklijke DSM NV	18,855	1,240,397
Korea Kumho Petrochemical Company	2,618	186,671
Kuraray Company Limited	67,000	815,834
Kureha Corporation	28,000	137,086
LANXESS AG	8,492	421,977
LG Chem Limited	7,139	1,330,569
Linde AG	17,717	3,345,367

61

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
Lintec Corporation	9,300	$199,448
LyondellBasell Industries NV Class A	56,000	4,416,160
Methanex Corporation	12,000	620,299
Mexichem SAB de CV	177,979	640,271
Minerals Technologies Incorporated	76,684	5,692,253
Mitsubishi Chemical Holdings Corporation	247,000	1,272,777
Mitsubishi Gas Chemical Company Incorporated	85,000	486,349
Mitsui Chemicals Incorporated	193,000	539,951
Monsanto Company	92,908	11,140,598
Mosaic Company	38,900	1,780,453
Nan Ya Plastics Corporation	1,369,125	2,866,768
NewMarket Corporation	5,778	2,274,914
Nihon Nohyaku Company Limited	10,000	109,463
Nihon Parkerizing Company Limited	13,000	279,894
Nippon Chemical Industrial Company Limited †	4,000	9,033
Nippon Kayaku Company Limited	35,000	428,836
Nippon Paint Company Limited	43,000	1,112,413
Nippon Shokubai Company Limited	32,000	399,360
Nippon Soda Company Limited	28,000	146,052
Nippon Synthetic Chemical Industry Company Limited	7,000	44,476
Nippon Valqua Industries Limited	4,000	10,719
Nissan Chemical Industries Limited	33,000	610,668
Nitto Denko Corporation	27,300	1,440,801
NOF Corporation	39,000	245,825
Novozymes AS Class B	23,343	1,026,233
Nufarm Limited	41,407	162,149
Nuplex Industries Limited	34,891	83,415
OCI Materials Company Limited	682	33,855
Okamoto Industries Incorporated	14,000	49,431
Olin Corporation	189,600	4,770,336
Orica Limited	66,613	1,032,079
Oriental Union Chemical Corporation	186,626	145,333
Petkim Petrokimya Holding SA «	82,074	141,991
Petronas Chemicals Group Bhd	416,600	693,410
PolyOne Corporation	204,400	7,624,120
Potash Corporation of Saskatchewan	82,800	2,885,948
PPG Industries Incorporated	26,800	5,864,376
Praxair Incorporated	56,702	7,279,403
PTT Global Chemical PCL	356,623	697,823
RPM International Incorporated	77,818	3,711,919
Sakai Chemical Industry Company Limited	33,000	102,056
Samsung Fine Chemicals Company	4,271	131,836
Sanyo Chemical Industries Limited	13,000	85,447
Scotts Miracle-Gro Company	95,292	5,815,671
Sensient Technologies Corporation	116,390	6,861,191
Shikoku Chemicals Corporation	9,000	60,142
Shin-Etsu Chemical Company Limited	66,200	4,457,217
Showa Denko KK	267,000	368,990
Sidi Kerir Petrochemcials Company	9,866	24,216
Sigma-Aldrich Corporation	63,544	8,680,110
Sika AG	92	350,376
SK Chemicals Company Limited	3,812	233,960
SKC Company Limited	4,380	107,133
Solvay SA	6,042	830,745
Stella Chemifa Corporation	600	6,876
Sumida Electric	3,100	111,414
Sumitomo Bakelite Company Limited	36,000	134,693
Sumitomo Chemical Company Limited	318,000	1,203,185
Symrise AG	9,598	574,030
Syngenta AG	8,855	2,918,505
Synthos SA	150,781	186,592
T. Hasegawa Company Limited	4,600	64,889
Taekwang Industrial Company Limited	176	189,034
Taiwan Fertilizer Company Limited	147,000	241,774
Takasago International Corporation	13,000	60,032
Teijin Limited	177,000	480,273
Tenma Corporation	1,000	13,297
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Israel Corporation Limited †	200	98,043

62

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Chemicals (continued)
The Sherwin-Williams Company	16,100	$3,942,246
Toagosei Company Limited	51,000	208,435
Tokai Carbon Company Limited	40,000	112,581
Tokuyama Corporation	66,000	144,603
Tokyo Ohka Kogyo Company Limited	9,000	266,580
Toray Industries Incorporated	273,000	2,146,364
Tosoh Corporation	116,000	533,715
Toyo Ink Manufacturing Company Limited	45,000	216,146
Toyobo Company Limited	171,000	240,642
TSRC Corporation	179,371	204,018
UBE Industries Limited Japan	191,000	273,616
Umicore SA	12,219	497,174
Uralkali Sponsored GDR	89,041	1,195,073
USI Corporation	140,300	62,335
Valspar Corporation	40,700	3,415,137
Victrex plc	9,279	261,658
W.R. Grace & Company †	39,935	3,836,555
Wacker Chemie AG	1,172	135,828
Westlake Chemical Corporation	25,000	1,590,000
Yara International ASA	16,864	715,097
Yushiro Chemical Industry Company Limited	600	7,468
Zeon Corporation	41,000	397,320
		229,129,514

Construction Materials : 0.43%
Adelaide Brighton Limited	81,546	238,111
Ambuja Cements Limited	128,437	475,831
Anhui Conch Cement Company Limited «	341,000	1,154,270
Asia Cement Corporation	545,058	699,210
Associated Cement Companies Limited	9,386	223,151
Boral Limited	150,970	628,467
Brickworks Limited	11,048	118,035
Buzzi Unicem SpA	3,462	51,822
Cemex SAB de CV †	3,069,057	3,828,675
China National Building Material Company Limited	786,000	768,273
China Resources Cement Holdings Limited	336,369	230,755
CRH plc	72,398	1,711,611
CSR Limited	83,020	245,949
Eagle Materials Incorporated	110,700	9,120,573
Fletcher Building Limited—Australia Exchange	8,657	55,641
Fletcher Building Limited—New Zealand Exchange	120,402	772,949
Goldsun Development & Construction Company Limited †	424,675	146,830
Grasim Industries Limited	1,616	92,595
Heidelbergcement AG	13,467	1,021,673
Holcim Limited	21,927	1,619,976
Imerys SA	3,080	233,013
Italcementi SpA	2,260	13,920
Italmobiliare SpA	261	4,501
James Hardie Industries NV	75,959	782,433
Lafarge Malayan Cement Bhd	55,470	166,287
Lafarge SA	17,831	1,268,659
Martin Marietta Materials Incorporated	35,117	4,215,445
PT Indocement Tunggal Prakarsa Tbk	408,500	825,937
PT Semen Gresik Persero Tbk	663,500	869,879
RHI AG	2,303	54,031
SA Des Ciments Vicat	887	67,027
Shree Cement Limited	2,671	386,373
Siam City Cement PCL	10,000	129,740
Suez Cement Company	4,510	24,032
Sumitomo Osaka Cement Company Limited	74,000	208,899
Taiheiyo Cement Corporation	234,000	733,530
Taiwan Cement Corporation	832,746	1,222,984
TCC International Holdings Limited	121,000	48,525
The Siam Cement PCL—Bangkok Exchange	31,300	449,935
The Siam Cement PCL—Non-voting «	36,100	518,934
Titan Cement Company SA	5,264	124,843
Ultra Tech Cement Limited	13,699	548,413

63

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Construction Materials (continued)
Ultratech Cement Limited GDR	1,352	$54,125
Vulcan Materials Company	69,900	4,620,390
		40,776,252

Containers & Packaging : 0.40%
Amcor Limited	196,943	2,038,716
AptarGroup Incorporated	142,582	9,303,476
Avery Dennison Corporation	54,000	2,673,540
Bemis Company Incorporated	66,014	2,636,599
Cascades Incorporated	2,512	14,450
CCL Industries Incorporated	1,924	204,662
DS Smith plc	99,241	447,013
FP Corporation	6,600	195,214
Fuji Seal International Incorporated	4,300	121,931
Greif Incorporated Class A	81,820	3,587,807
Huhtamaki Oyj	10,786	273,520
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	63,462
MeadWestvaco Corporation	98,400	4,408,320
Nampak Limited	117,445	475,281
Nihon Yamamura Glass Company Limited	9,000	12,665
Orora Limited	243,074	371,437
Owens-Illinois Incorporated †	106,400	2,728,096
Qualipak International Holdings Limited †	7,681	6,190
Rengo Company Limited	50,000	201,399
Rexam plc	67,076	474,599
Rock-Tenn Company Class A	76,500	4,345,965
Smurfit Kappa Group plc	16,584	384,439
Sonoco Products Company	64,839	2,724,535
Toyo Seikan Kaisha Limited	32,700	395,145
		38,088,461

Metals & Mining : 1.59%
Acerinox SA	7,768	118,212
African Minerals Limited †(a)«	22,055	3,449
African Rainbow Minerals Limited	22,497	271,217
Agnico-Eagle Mines Limited	19,266	454,576
Aichi Steel Corporation	18,000	62,644
Alacer Gold Corporation	17,005	31,218
Alamos Gold Incorporated	9,312	64,148
Alcoa Incorporated	142,500	2,463,825
Alkane Resources Limited †	26,657	5,333
Allegheny Technologies Incorporated	69,700	2,348,193
Alumina Limited †	454,301	645,867
Anglo American Platinum Limited †	11,072	372,223
Anglo American plc	133,132	2,751,608
Anglogold Ashanti Limited †	103,958	926,875
Antofagasta plc	33,519	386,363
ArcelorMittal	92,503	1,135,476
Arrium Limited	448,166	91,566
Asahi Holdings Incorporated	8,000	116,626
Assore Limited	7,325	119,280
Atlas Iron Limited «	169,597	25,988
AuRico Gold Incorporated	30,195	104,530
B2Gold Corporation †	55,517	90,272
Barrick Gold Corporation	93,600	1,112,825
Beadell Resources Limited †	130,759	22,263
Bekaert SA	3,186	108,266
BHP Billiton Limited	531,031	13,977,902
BHP Billiton plc	191,237	4,537,267
BlueScope Steel Limited †	113,681	479,044
Boliden AB	25,134	424,783
Carpenter Technology Corporation	115,300	5,813,426
Centerra Gold Incorporated	13,776	63,587
China Daye Non-Ferrous Metal Mining Limited †	660,000	14,213
China Metal Recycling Holdings Limited †(a)	68,664	0

64

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
China Rare Earth Holdings Limited †	43	$6
China Steel Corporation	3,181,348	2,683,034
Chubu Steel Plate Company Limited	2,600	10,955
Chung Hung Steel Corporation †	954	219
Cia Siderurgica Nacional SA	168,978	402,540
Cia Vale do Rio Doce	403,946	3,647,539
Cliffs Natural Resources Incorporated «	98,816	901,202
Commercial Metals Company	284,434	4,647,652
Compania de Minas Buenaventura SA ADR	39,492	365,301
Compass Minerals International Incorporated	73,309	6,381,548
Daido Steel Company Limited	74,000	269,386
Delong Holdings Limited †	7,000	1,262
Detour Gold Corporation †	15,148	110,044
Dominion Diamond Corporation †	10,250	166,129
Dongkuk Steel Mill Company Limited	6,732	38,036
Dowa Mining Company Limited	61,000	504,778
Eastern Platinum Limited †	3,200	4,196
El Ezz Aldekhela Steel Alexandria	164	13,531
El Ezz Steel Company †	15,612	37,141
Eldorado Gold Corporation	67,207	424,193
Energy Fuels Incorporated †	1,133	7,963
Eramet †	866	85,063
Eregli Demir Ve Celik Fabrikalari Tas	398,233	809,169
Feng Hsin Iron & Steel Company	115,690	143,549
First Majestic Silver Corporation †	10,800	43,997
First Quantum Minerals Limited	56,722	931,235
Fortescue Metals Group Limited «	312,131	781,208
Fosun International	246,500	301,017
Franco-Nevada Corporation	13,507	677,416
Freeport-McMoRan Copper & Gold Incorporated Class B	135,100	3,627,435
Fresnillo plc	15,690	174,719
G-Resources Group Limited †	6,447,000	162,112
Gerdau SA	32,565	114,778
Gindalbie Metals Limited †«	94,123	1,843
Glencore International plc	1,001,463	5,018,389
Gold Fields Limited	165,151	706,795
Goldcorp Incorporated	77,180	1,518,771
Golden Star Resources Limited †	13,559	3,852
Grupo Mexico SAB de CV	1,002,356	3,257,500
Hindalco Industries Limited	159,435	447,179
Hindalco Industries Limited GDR 144A	47,917	134,398
Hindustan Zinc Limited	43,032	113,067
Hitachi Metals Limited	39,000	674,703
Hudbay Minerals Incorporated	14,987	113,854
Hyundai Hysco Company Limited	2,309	151,717
Hyundai Steel Company	16,472	951,494
IAMGOLD Corporation †	35,249	74,264
Iluka Resources Limited	79,595	464,151
Impala Platinum Holdings Limited †	122,990	895,431
Independence Group NL	42,669	152,561
Industrias Penoles SAB de CV	28,068	589,894
JFE Holdings Incorporated	94,592	2,013,079
Jiangxi Copper Company Limited	314,000	563,628
Jindal Steel & Power Limited	77,705	176,184
JSW Steel Limited	25,023	484,250
KGHM Polska Miedz SA	30,789	1,125,645
Kinross Gold Corporation †	113,307	317,961
Kobe Steel Limited	648,000	1,032,038
Korea Zinc Company Limited	2,063	796,004
Koza Altin Isletmeleri AS «	13,742	80,176
Kumba Iron Ore Limited	16,043	373,136
Kurimoto Limited	22,000	41,527
Kyoei Steel Limited	5,200	87,638
Labrador Iron Ore Royalty Company	2,785	41,754
Lonmin plc †«	59,315	161,418
Lundin Mining Corporation †	45,155	212,768
Lynas Corporation Limited †«	320,009	16,073
Major Drilling Group International	4,509	25,700

65

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
Maruichi Steel Tube Limited	15,900	$349,165
Medusa Mining Limited †	33,903	18,760
Melewar Industrial Group Bhd †	1	0
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	65,000	13,715
Mincor Resources NL	16,028	7,777
Mineral Deposit Limited †	6,406	5,999
Mining & Metallurgical Company Norilsk Nickell	187,999	3,338,862
Mitsubishi Materials Corporation	252,000	792,079
Mitsubishi Steel Manufacturing Company Limited	27,000	56,425
Mitsui Mining & Smelting Company Limited	112,000	287,857
Mongolian Mining Corporation †	163,500	10,120
Mytilineos Holdings SA †	1,209	9,011
Nakayama Steel Works Limited †	14,000	9,556
Nakornthai Strip Mill plc †	5,418,300	11,551
Neturen Company Limited	6,900	46,806
Nevsun Resources Limited	18,400	73,027
New Gold Incorporated †	45,386	182,909
Newcrest Mining Limited †	147,150	1,295,279
Newmont Mining Corporation	285,964	5,261,738
Nippon Denko Company Limited	10,000	25,280
Nippon Light Metal Holdings Company Limited	103,200	155,665
Nippon Steel Corporation	1,566,000	4,035,416
Nisshin Steel Holdings Company Limited	17,264	162,209
Nittetsu Mining Company Limited	12,000	43,684
NMDC Limited	207,319	467,558
Norddeutsche Affinerie AG	3,804	209,781
Norsk Hydro ASA	97,893	571,654
Northern Dynasty Minerals †	2,200	875
NovaCopper Incorporated †	2,136	1,288
NovaGold Resources Incorporated †	12,820	35,303
Novolipet Steel GDR Register Shares	18,613	226,520
Nucor Corporation	38,100	2,043,303
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	8,620
Osisko Gold Royalties Limited †	3,915	47,778
Outokumpu Oyj †	8,348	49,714
OZ Minerals Limited	56,980	164,924
Pacific Metals Company Limited †	27,000	79,633
Pan American Silver Corporation	16,145	151,020
Pan Australian Resources Limited	83,119	116,399
Petropavlovsk plc †	9,120	2,781
Philex Mining Corporation	24	5
Pilot Gold Incorporated †	4,936	3,236
Polyus Gold International Limited †«	110,465	317,028
POSCO	12,853	3,509,213
PT Aneka Tambang Tbk	74	6
PT International Nickel Indonesia Tbk	380,928	124,385
Randgold Resources Limited	8,613	572,910
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited †	88,984	109,083
Reliance Steel & Aluminum Company	49,200	3,145,848
Resolute Mining Limited †	139,174	31,397
Rio Tinto Limited	71,120	3,578,177
Rio Tinto plc	111,153	5,202,262
Royal Gold Incorporated	38,585	2,457,093
Salzgitter AG	2,771	91,733
Sandfire Resources NL	24,651	96,113
Sanyo Special Steel Company Limited	26,000	80,408
Semafo Incorporated †	21,405	63,622
Sesa Sterlite Limited	301,698	1,124,774
Sherritt International Corporation	27,940	63,994
Silver Standard Resources Incorporated †	5,023	26,039
Silver Wheaton Corporation	32,641	650,024
Sims Group Limited	28,188	254,842
Sociedad Minera Cerro Verde SA †	3,244	79,510
Southern Copper Corporation	55,608	1,665,460
SSAB Svenskt Stal AB Class A †	20,546	145,787
SSAB Svenskt Stal AB Class B †	4,150	26,129

66

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
St. Barbara Limited †	67,401	$5,049
Steel Authority of India Limited	105,948	152,037
Steel Dynamics Incorporated	142,500	3,211,950
Straits Resources Limited †	76,749	261
Sumitomo Metal Mining Company Limited	106,000	1,623,005
Sumitomo Titanium Corporation	3,700	66,411
Talvivaara Mining Company plc †(a)«	152,775	0
Tata Steel Limited	48,920	373,157
Teck Cominco Incorporated Limited	45,708	708,856
Teranga Gold Corporation †	13,496	6,319
Thyssenkrupp AG †	36,326	961,639
TimkenSteel Corporation	25,600	911,872
Toho Titanium Company Limited †	7,700	47,107
Toho Zinc Company Limited	26,000	88,295
Tokyo Steel Manufacturing Company Limited	16,100	85,744
Ton Yi Industrial Corporation	243,350	131,711
Topy Industries Limited	36,000	65,830
Trans Hex Group Limited	3,465	1,176
Tung Ho Steel Enterprise Corporation	217,962	164,101
Turquoise Hill Resources Limited †	57,728	188,743
Tycoons Worldwide Groups Thailand PCL †	54,500	6,706
United States Steel Corporation	93,400	3,114,890
Vedanta Resources plc	10,041	114,562
Viohalco SA †	1,430	3,557
Voestalpine AG	9,874	410,360
Worthington Industries Incorporated	122,619	4,623,962
Yamana Gold Incorporated	78,246	294,816
Yamato Kogyo Company Limited	10,800	303,059
Yieh Phui Enterprise	474,022	134,789
Yodogawa Steel Works Limited	31,000	112,851
Young Poong Corporation	239	277,839
Zhidao International Holding †	102,000	16,178
		152,426,211

Paper & Forest Products : 0.26%
Canfor Corporation †	8,208	195,459
China Sandi Holdings Limited †	181,900	10,438
Chuetsu Pulp & Paper Company Limited	4,000	6,303
Compania Manufacturera De Papeles y Cartones SA	308,967	769,478
Daio Paper Corporation	22,000	194,287
Domtar Corporation	156,900	6,385,830
Fibria Celulose SA †	50,315	594,988
Gunns Limited †(a)	59,667	0
Hokuetsu Paper Mills Limited	29,500	121,311
Holmen AB Class B	6,246	210,705
International Paper Company	58,300	3,137,706
Kapstone Paper & Packaging Corporation †	182,400	5,448,288
Mitsubishi Paper Mills Limited †	65,000	47,653
Mondi plc	33,273	569,827
Munksjo Oyj	989	9,586
Nippon Paper Industries Company Limited	22,300	325,659
OJI Paper Company Limited	192,000	673,060
Resolute Forest Products Incorporated †	228,564	3,828,447
Stora Enso Oyj	69,844	619,211
Tokushu Tokai Holdings Company Limited	24,000	48,942
UPM-Kymmene Oyj	55,974	929,806
West Fraser Timber Company Limited	6,150	317,796
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	177,923
		24,622,703

Telecommunication Services : 2.50%
Diversified Telecommunication Services : 1.34%
AT&T Incorporated	620,698	21,960,295
BCE Incorporated «	28,401	1,333,524

67

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Diversified Telecommunication Services (continued)
Belgacom SA «	15,466	$610,911
Bezeq Israeli Telecommunication Corporation Limited	178,458	315,579
BT Group plc	688,824	4,419,171
Cable & Wireless Communication plc	241,619	187,057
CenturyLink Incorporated	74,771	3,048,414
China Telecom Corporation Limited	3,640,000	2,206,089
China Unicom Limited	1,183,688	1,801,122
Chorus Limited †	60,850	98,495
Chunghwa Telecom Company Limited	985,602	2,961,822
Citic 1616 Holdings Limited	481	198
Colt Telecom Group SA †	85,344	182,064
Deutsche Telekom AG	279,410	4,763,075
Elisa Oyj	17,138	497,294
France Telecom SA	201,914	3,558,836
Frontier Communications Corporation «	577,541	4,071,664
Hellenic Telecommunications Organization SA †	66,898	819,925
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	425,364	529,312
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	79,867
Iliad SA	1,823	448,001
Inmarsat plc	40,614	504,669
KT Corporation	30,161	886,087
Level 3 Communications Incorporated †	151,483	7,574,150
LG Telecom Limited	51,939	508,631
Mahanagar Telephone Nigam Limited †	8,074	3,611
Manitoba Telecom Services Incorporated	5,945	149,937
Nippon Telegraph & Telephone Corporation	62,000	3,318,126
Ooredoo QSC	33,164	1,064,767
PCCW Limited	819,477	549,495
Portugal Telecom SGPS SA «	69,503	130,502
PT Telekomunikasi Indonesia Tbk	13,484,084	3,121,316
PT Xl Axiata Tbk	521,500	217,933
Rostelecom Sponsored ADR	8,973	116,442
Royal KPN NV	274,617	912,355
Shin Satellite PCL	188,600	212,523
Singapore Telecommunications Limited	1,333,100	3,989,174
SK Broadband Company Limited †	33,822	131,417
Swisscom AG	2,129	1,292,942
TalkTalk Telecom Group plc	57,843	282,527
TDC AS	45,035	365,250
Telecom Corporation of New Zealand Limited	198,250	475,519
Telecom Egypt Company	36,313	73,235
Telecom Italia SpA †	885,010	997,703
Telecom Italia SpA RSP	592,709	525,474
Telecom Malaysia Bhd	415,671	870,052
Telefonica Brasil SA	6,724	114,118
Telefonica SA	366,744	5,877,651
Telekomunikacja Polska SA	132,850	375,044
Telenor ASA	70,077	1,475,305
Teliasonera AB	206,312	1,472,214
Telstra Corporation Limited	710,790	3,442,994
Telus Corporation	19,486	739,477
Tiscali SpA †	588	43
True Corporation PCL †	679,867	250,537
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	375,603
Verizon Communications Incorporated	496,137	25,099,571
Vivendi SA	113,848	2,901,218
Windstream Holdings Incorporated «	380,335	3,845,187
		128,135,514

Wireless Telecommunication Services : 1.16%
Advanced Info Service PCL—Foreign Register	241,600	1,751,205
America Movil SAB de CV Class L	11,121,836	13,155,697
Bharti Airtel Limited	381,954	2,353,090
Bharti Infratel Limited	118,676	574,017
Cellcom Israel Limited	6,225	58,124
China Mobile Limited	1,502,500	18,512,666
Digi.com Bhd	598,500	1,114,723

68

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Wireless Telecommunication Services (continued)
Empresa Nacional de Telecomunicaciones SA	22,604	$251,525
Far Eastone Telecommunications Company Limited	361,722	783,113
Freenet AG	9,566	282,636
Global Telecom Holding †	313,006	186,489
Globe Telecom Incorporated	8,330	324,630
Idea Cellular Limited	166,212	425,072
Intouch Holdings PCL	137,100	329,858
KDDI Corporation	101,200	6,484,577
Maxis Bhd	514,200	1,053,483
MegaFon OAO	22,517	464,976
Millicom International Cellular SA	6,159	512,610
Mobile Telesystems ADR	125,100	1,528,722
Mobilone Limited	94,400	263,651
MTN Group Limited	426,781	8,403,313
NTT DoCoMo Incorporated	229,100	3,574,439
Okinawa Cellular Telephone Company	2,400	68,257
Orascom Telecom Media & Technology Holding SAE †	313,006	56,910
Partner Communications Company Limited †	5,768	35,204
Philippine Long Distance Telephone Company	18,020	1,199,862
PT Indonesian Satellite Corporation Tbk †	241,500	69,062
Reliance Communications Limited †	99,697	165,399
Reliance Communications Limited GDR †144A	32,828	54,462
Rogers Communications Incorporated «	35,000	1,409,302
SBA Communications Corporation Class A †	68,913	8,384,645
Sistema JSFC Sponsored GDR—London Exchange	46,976	270,582
SK Telecom Company Limited	6,460	1,635,480
SmarTone Telecommunications Holding Limited	52,289	77,406
SoftBank Corporation	155,745	10,450,808
Sprint Corporation «†	113,174	579,451
StarHub Limited	109,000	346,244
Taiwan Mobile Company Limited	434,202	1,380,579
Tata Teleservices Maharashtra Limited †	30,393	4,237
Tele2 AB Class B	29,579	383,063
Telephone & Data Systems Incorporated	238,867	6,105,441
Tim Participacoes SA	177,415	864,646
TM International SDN Bhd	889,150	1,855,846
Total Access Group Incorporated	81,100	249,462
Turkcell Iletisim Hizmetleri AS †	179,299	1,134,957
VimpelCom Limited ADR «	49,963	262,306
Vodacom Group Proprietary Limited «	138,113	1,657,443
Vodafone Group plc	2,345,938	8,583,738
Vodafone Qatar	126,716	615,996
		110,289,404

Utilities : 4.19%
Electric Utilities : 1.81%
Acciona SA †	2,541	188,252
ALLETE Incorporated	94,632	4,823,393
American Electric Power Company Incorporated	64,098	3,688,840
AusNet Services	324,913	365,110
CEZ AS	37,756	1,052,459
Cheung Kong Infrastructure Holdings Limited	104,000	769,784
Chubu Electric Power Company Incorporated †	118,800	1,389,521
Cleco Corporation	145,726	7,829,858
CLP Holdings Limited	370,000	3,218,159
Companhia Energetica de Minas Gerais	22,649	129,632
Contact Energy Limited	63,825	306,679
CPFL Energia SA	152,300	1,176,312
Duke Energy Corporation	84,694	6,851,745
Edison International	39,968	2,540,366
El Paso Electric Company	92,100	3,484,143
Electricite de France SA	26,434	791,870
Emera Incorporated	12,523	428,819
Endesa SA «	7,520	145,457
Enea SA	23,564	125,475
Enel SpA	620,103	2,993,784

69

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Electric Utilities (continued)
Energias de Portugal SA	245,535	$1,007,907
Enersis SA	4,350,024	1,458,577
Entergy Corporation	104,439	8,762,432
EVN AG	581	7,410
Exelon Corporation	113,371	4,100,629
FirstEnergy Corporation	240,846	8,882,400
Fortis Incorporated (Canada)	18,274	635,492
Fortum Oyj	40,768	1,023,683
Great Plains Energy Incorporated	89,846	2,351,270
Hawaiian Electric Industries Incorporated «	247,584	6,979,393
Hokkaido Electric Power Company Incorporated †	37,200	304,697
Hokuriku Electric Power Company	36,400	465,927
Iberdrola SA	501,703	3,711,902
IDACORP Incorporated	121,363	7,537,856
Infratil Limited	115,574	253,660
ITC Holdings Corporation	83,136	3,158,337
Japan Wind Development Company Limited †	1,200	4,561
Kansai Electric Power Company Incorporated †	132,400	1,328,798
Korea Electric Power Corporation	41,924	1,740,606
Kyushu Electric Power Company Incorporated †	91,000	932,468
Manila Electric Company	51,050	297,171
Nextera Energy Incorporated	52,311	5,460,745
Northeast Utilities	183,684	9,301,758
OGE Energy Corporation	114,796	4,097,069
Pepco Holdings Incorporated	159,488	4,385,920
Pinnacle West Capital Corporation	69,904	4,420,030
PNM Resources Incorporated	192,237	5,567,184
Polska Grupa Energetyczna SA	151,828	874,402
Portland General Electric Company	188,753	6,959,323
Power Assets Holdings Limited	249,105	2,378,654
Power Grid Corporation of India Limited	426,776	981,403
PPL Corporation	83,366	2,961,994
Public Power Corporation SA †	10,093	77,864
Red Electrica Corporation SA	10,670	978,093
Reliance Energy Limited	32,954	323,725
Romande Energie Holding SA	7	7,632
Scottish & Southern Energy plc	95,550	2,450,820
Shikoku Electric Power Company Incorporated †	39,900	498,624
Spark Infrastructure Group	222,795	369,848
Tata Power Company Limited	384,258	575,876
Tauron Polska Energia SA	210,484	324,342
Tenaga Nasional Bhd	816,437	3,441,949
Terna SpA «	126,682	612,236
The Chugoku Electric Power Company Incorporated	58,500	755,220
The Okinawa Electric Power Company Incorporated	2,600	81,832
The Southern Company	115,238	5,465,738
Tohoku Electric Power Company Incorporated	96,600	1,119,280
Tokyo Electric Power Company Incorporated †	157,300	575,278
Trustpower Limited	3,817	22,410
UIL Holdings Corporation	136,500	5,432,700
Westar Energy Incorporated	74,713	2,920,531
Xcel Energy Incorporated	72,738	2,468,728
		173,136,042

Gas Utilities : 0.67%
AGL Resources Incorporated	75,869	3,968,707
APA Group	152,734	1,023,277
Atmos Energy Corporation	58,766	3,155,734
Aygaz AS	12,972	58,034
China Gas Holdings Limited	654,000	1,221,153
China Resources Gas Group Limited	210,000	590,336
Enagas SA	21,486	719,974
Gail India Limited	63,415	498,899
Gas Natural SDG SA	33,541	950,724
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	16,011
Hong Kong & China Gas Company Limited	1,202,788	2,850,745
Korea Gas Corporation †	5,695	295,557
National Fuel Gas Company	53,600	3,712,872

70

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Gas Utilities (continued)
New Jersey Resources Corporation	101,900	$5,900,010
ONE Gas Incorporated	118,661	4,606,420
Osaka Gas Company Limited	387,000	1,480,233
Petronas Gas Bhd	91,700	615,942
Piedmont Natural Gas Company «	189,090	7,087,093
PT Perusahaan Gas Negara Persero Tbk	2,360,000	1,150,606
Questar Corporation	112,303	2,694,149
Rubis SCA	4,759	279,323
Saibu Gas Company Limited	65,000	147,341
Shizuoka Gas Company Limited	11,500	72,681
SNAM SpA	157,963	838,103
Southwest Gas Corporation	112,307	6,501,452
Superior Plus Corporation «	9,992	112,158
Toho Gas Company Limited	93,000	488,236
Tokyo Gas Company Limited	378,000	2,061,529
Towngas China Company Limited	127,000	128,721
UGI Corporation	100,658	3,795,813
WGL Holdings Incorporated	125,355	6,126,099
Xinao Gas Holdings Limited	136,000	831,268
		63,979,200

Independent Power & Renewable Electricity Producers : 0.31%
Aboitiz Power Corporation	386,100	362,842
Adani Power Limited †	93,197	68,484
AES Corporation	381,300	5,288,631
AES Gener SA	472,711	258,769
Babcock & Brown Wind Partners †	70,286	16,754
China Longyuan Power Group	771,000	829,171
China Renewable Energy Investment Limited †	15,871	573
China Resources Power Holdings Company	464,600	1,353,977
Colbun SA	1,637,920	437,540
Drax Group plc	35,738	340,675
Dynegy Incorporated †	248,254	8,229,620
EDP Renovaveis SA	9,632	64,983
Electric Power Development Company	27,200	942,041
Electricity Generating PCL	29,800	154,740
Empresa Nacional de Electricidad SA (Chile)	742,709	1,133,021
Enel Green Power SpA	152,321	366,746
Etrion Corporation †	2,567	1,026
Glow Energy PCL	31,600	94,073
Huaneng Power International Incorporated	748,000	876,777
Indiabulls Infrastructure & Power Limited †	128,891	7,270
Neyveli Lignite Corporation Limited	4,901	6,642
NHPC Limited	186,049	61,012
NRG Energy Incorporated	196,289	6,135,994
NTPC Limited	479,483	1,102,606
PNOC Energy Development Corporation	1,562,250	279,365
Ratchaburi Electricity Generating Holding PCL ADR	20,700	38,929
Reliance Power Limited †	138,060	150,619
Sechilienne SA	480	10,189
Tractebel Energia SA	31,629	429,390
Transalta Corporation «	24,700	243,351
		29,285,810

Multi-Utilities : 1.26%
AEM SpA	134,739	140,495
AGL Energy Limited	126,424	1,410,961
Alliant Energy Corporation	63,918	4,018,525
Ameren Corporation	141,406	6,096,013
ATCO Limited	8,258	349,191
Avista Corporation	143,120	4,930,484
Black Hills Corporation	107,742	5,819,145
Canadian Utilities Limited Class A	11,598	404,749
CenterPoint Energy Incorporated	250,510	5,997,209
Centrica plc	497,567	2,214,743

71

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name		Shares	Value
Multi-Utilities (continued)
CMS Energy Corporation		160,221	$5,303,315
Consolidated Edison Incorporated		35,115	2,217,512
Dominion Resources Incorporated		75,486	5,476,509
DTE Energy Company		102,874	8,380,116
Duet Group		258,336	538,808
E.ON SE		187,516	3,326,063
GDF Suez		147,526	3,637,371
Hera SpA		43,571	110,925
Integrys Energy Group Incorporated		50,732	3,695,319
Just Energy Group Incorporated «		8,403	41,284
MDU Resources Group Incorporated		121,103	2,969,446
National Grid plc		359,866	5,234,324
NiSource Incorporated		183,283	7,668,561
Northwestern Corporation		94,431	5,026,562
PG&E Corporation		59,065	2,982,783
Public Service Enterprise Group Incorporated		60,602	2,531,952
RWE AG		45,697	1,656,354
SCANA Corporation		81,857	4,668,305
Sempra Energy		29,909	3,341,733
Suez Environnement Company SA		28,095	498,510
TECO Energy Incorporated		144,064	2,856,789
Vector Limited		28,886	63,851
Vectren Corporation		199,137	8,803,847
Veolia Environnement SA		45,364	827,787
Wisconsin Energy Corporation		131,126	6,477,624
YTL Corporation Bhd		985,009	460,108
YTL Power International Bhd		429,768	194,396
			120,371,669

Water Utilities : 0.14%
Aguas Andinas SA Class A		613,482	374,151
American Water Works Company Incorporated		104,378	5,537,253
Aqua America Incorporated		112,812	2,998,543
Beijing Enterprises Water Group Limited		1,230,000	845,388
Companhia de Saneamento Basico do Estado de Sao Paulo		77,100	574,151
Guangdong Investment Limited		564,000	778,192
Hyflux Limited		81,500	56,906
Pennon Group plc		35,570	497,624
Puncak Niaga Holdings Bhd †		13,700	12,353
Severn Trent plc		25,380	810,955
United Utilities Group plc		65,169	922,925
			13,408,441

Total Common Stocks (Cost $ 6,724,254,741)			9,266,295,079

Dividend yield
Preferred Stocks : 0.56%
Consumer Discretionary : 0.07%
Automobiles : 0.06%
Bayerische Motoren Werke AG ±	4.23%	4,593	390,225
Hyundai Motor Company ±	1.51	4,236	508,496
Hyundai Motor Company ±	1.63	5,939	688,805
Porsche AG ±	3.13	14,496	1,263,337
Volkswagen AG ±	2.42	13,751	3,168,839
			6,019,702

Multiline Retail : 0.01%
Lojas Americanas SA ±	0.62	122,250	804,085

72

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Dividend yield	Shares	Value
Consumer Staples : 0.03%
Beverages : 0.00%
ITO EN Limited ±	3.14%	4,600	$69,618

Food & Staples Retailing : 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	1.04	22,278	941,029

Household Products : 0.02%
Henkel AG & Company KGaA ±	1.51	17,027	1,890,276

Energy : 0.08%
Oil, Gas & Consumable Fuels : 0.08%
Petroleo Brasileiro SA ±	8.53	1,116,258	5,727,413
Surgutneftegaz SP ADR «±	9.47	269,016	1,842,760
			7,570,173

Financials : 0.25%
Banks : 0.25%
Banco Bradesco SA ±	3.36	574,200	8,934,761
Banco Itau Holding Financeira SA ±	3.08	725,623	10,996,731
Investimentos Itau SA ±	1.94	914,359	3,739,644
Shinkin Central Bank ±	3.60	138	244,207
			23,915,343

Capital Markets : 0.00%
Hyundai Securities Company Limited ±	1.97	6,105	39,453

Insurance : 0.00%
Unipol Gruppo Finanziario SpA ±	5.26	185	876

Health Care : 0.00%
Life Sciences Tools & Services : 0.00%
Valneva SE †	0.00	612	328

Information Technology : 0.03%
Semiconductors & Semiconductor Equipment : 0.03%
Samsung Electronics Company Limited ±	1.44	3,003	2,843,221

Materials : 0.07%
Chemicals : 0.01%
Braskem SA ±	3.67	30,900	232,998
Fuchs Petrolub AG ±	2.34	6,432	266,271
LG Chem Limited ±	2.55	1,978	298,142
Sociedad Quimica y Minera de Chile SA Class B ±	5.56	23,458	594,244
			1,391,655

Metals & Mining : 0.06%
Gerdau SA ±	2.56	263,802	1,107,725
Vale SA ±	10.38	553,330	4,301,772
			5,409,497

73

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Dividend yield		Shares	Value
Telecommunication Services : 0.02%
Diversified Telecommunication Services : 0.02%
Telefonica Brasil SA ±	6.04%		65,756	$1,350,576

Utilities : 0.01%
Electric Utilities : 0.01%
Companhia Energetica de Minas Gerais ±	7.32		167,349	919,332

Multi-Utilities : 0.00%
RWE AG ±	5.09		3,735	101,408

Total Preferred Stocks (Cost $62,054,232)				53,266,572

		Expiration date
Rights : 0.00%
Consumer Discretionary : 0.00%
Hotels, Restaurants & Leisure : 0.00%
Shangri-La Asia Limited †(a)		12-15-2014	39,167	1,692

Media : 0.00%
UBM plc †		12-11-2014	15,603	43,682

Multiline Retail : 0.00%
Harvey Norman Holdings Limited †		12-15-2014	4,432	6,792
Sears Holdings Corporation †(a)		12-1-2014	2,000	36
Sears Holdings Corporation «†(a)		12-1-2014	27	5,025
				11,853

Energy : 0.00%
Oil, Gas & Consumable Fuels : 0.00%
Paladin Energy Limited †(a)		12-10-2014	94,725	9,273

Financials : 0.00%
Banks : 0.00%
Caixabank SA †		12-9-2014	204,716	13,755
DGB Financial Group Incorporated †(a)		1-13-2015	5,893	9,120
				22,875

Capital Markets : 0.00%
Credicorp Capital Peru SAA †(a)		12-12-2014	5	5

Insurance : 0.00%
PICC Property & Casualty Company Limited †(a)		12-2-2014	99,614	104,819

Health Care : 0.00%
Biotechnology : 0.00%
Intercell AG †(a)		12-1-2014	1,885	0

Pharmaceuticals : 0.00%
Meda AB †(a)		12-4-2014	25,008	15,497

Materials : 0.00%
Chemicals : 0.00%
Arkema SA †		12-3-2014	5,927	17,449

74

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Expiration date	Shares	Value
Metals & Mining : 0.00%
Mongolian Mining Corporation †(a)	12-17-2014	245,250	$6,427

Telecommunication Services : 0.00%
Diversified Telecommunication Services : 0.00%
Telefonica SA †	12-3-2014	366,744	167,933

Utilities : 0.00%
Multi-Utilities : 0.00%
DUET Group †(a)	12-16-2014	32,292	1,649

Total Rights (Cost $295,459)			403,154

Warrants : 0.00%
Consumer Discretionary : 0.00%
Automobiles : 0.00%
Peugeot SA †	4-29-2017	32,389	57,228

Hotels, Restaurants & Leisure : 0.00%
Minor International PCL †	11-3-2017	5,789	979

Media : 0.00%
Yellow Media Limited †	12-20-2022	128	655

Consumer Staples : 0.00%
Food Products : 0.00%
Kulim Malaysia Bhd †	2-27-2016	8,450	2,011

Energy : 0.00%
Energy Equipment & Services : 0.00%
KNM Group Bhd †	11-15-2017	44,637	2,771

Oil, Gas & Consumable Fuels : 0.00%
Maurel et Prom SA †	12-31-2015	3,641	245

Financials : 0.00%
Real Estate Management & Development : 0.00%
Africa Israel Investments Limited †	3-31-2015	92	4
Sinarmas Land Limited †	11-18-2015	42,500	13,207
			13,211

Health Care : 0.00%
Health Care Equipment & Supplies : 0.00%
Golden Meditech Holdings Limited †	7-30-2015	5,605	95

Industrials : 0.00%
Construction & Engineering : 0.00%
HKC Holdings Limited †	10-15-2015	43,439	342
Malaysian Resources Corporation Bhd †	9-16-2018	88,483	5,886
Power Line Engineering PCL †	10-20-2015	122,200	1,526
			7,754

Materials : 0.00%
Chemicals : 0.00%
Indorama Ventures PCL †	8-24-2017	39,823	3,711

75

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name			Expiration date	Shares	Value
Chemicals (continued)
Indorama Ventures PCL †			8-24-2018	30,633	$2,388
					6,099

Utilities : 0.00%
Water Utilities : 0.00%
Puncak Niaga Holdings Bhd †			7-20-2018	1,370	834

Total Warrants (Cost $133,450)					91,882

		Yield
Short-Term Investments : 3.98%
Investment Companies : 3.98%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.12%		231,666,24	231,666,242
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08		148,469,140	148,469,140
Total Short-Term Investments (Cost $380,135,382)					380,135,382

Total investments in securities (Cost $7,166,873,264)*	101.61%				9,700,192,069
Other assets and liabilities, net	(1.61)				(153,687,765)

Total net assets	100.00%				$9,546,504,304

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $ 7,232,176,747 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,915,114,270
Gross unrealized losses	(447,098,948)

Net unrealized gains	$2,468,015,322

76

Wells Fargo Advantage Diversified Stock Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2014:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Common stocks
Consumer discretionary	$1,232,461,183	$90,378	$0	$1,232,551,561
Consumer staples	628,764,797	0	0	628,764,797
Energy	574,564,029	1,987,831	0	576,551,860
Financials	2,156,858,907	32,416	0	2,156,891,323
Health care	964,002,760	0	0	964,002,760
Industrials	1,143,915,305	53,506	0	1,143,968,811
Information technology	1,439,487,365	427,381	0	1,439,914,746
Materials	483,782,392	1,249,198	11,551	485,043,141
Telecommunication services	238,254,014	170,904	0	238,424,918
Utilities	400,181,162	0	0	400,181,162
Preferred stocks
Consumer discretionary	6,823,787	0	0	6,823,787
Consumer staples	2,900,923	0	0	2,900,923

Energy	7,570,173	0	0	7,570,173
Financials	23,955,672	0	0	23,955,672
Health care	328	0	0	328
Information technology	2,843,221	0	0	2,843,221
Materials	6,801,152	0	0	6,801,152
Telecommunication services	1,350,576	0	0	1,350,576
Utilities	1,020,740	0	0	1,020,740
Rights
Consumer discretionary	0	57,227	0	57,227
Energy	0	9,273	0	9,273
Financials	0	127,699	0	127,699
Health care	0	15,497	0	15,497
Materials	0	23,876	0	23,876
Telecommunication services	0	167,933	0	167,933
Utilities	0	1,649	0	1,649
Warrants
Consumer discretionary	0	58,862	0	58,862
Consumer staples	0	2,011	0	2,011
Energy	0	3,016	0	3,016
Financials	0	13,211	0	13,211
Health care	0	95	0	95
Industrials	0	7,754	0	7,754
Materials	0	6,099	0	6,099
Utilities	0	834	0	834
Short-term investments
Investment companies	148,469,140	231,666,242	0	380,135,382

Total assets	$9,464,007,626	$236,172,892	$11,551	$9,700,192,069

Liabilities
Futures contracts	$2,376,745	$0	$0	$2,376,745

Total liabilities	$2,376,745	$0	$0	$2,376,745

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of November 30, 2014, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At November 30, 2014, the Portfolio had long futures contracts outstanding as follows:

Expiration Date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains (losses)
12-19-2014	UBS	46 Long	S&P Midcap 400 Index	$6,630,440	$106,030
12-19-2014	UBS	507 Long	MSCI EAFE Index	46,552,740	(854,795)
12-19-2014	UBS	60 Long	Russell 2000 Index	7,029,600	101,400
12-19-2014	UBS	84 Long	S&P 500 E-Mini Index	8,681,400	379,470
12-19-2014	UBS	1850 Long	MSCI Emerging Markets Index	92,342,750	(4,181,362)

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 40.32%
Abbey National Treasury Services plc	0.08%	12-1-2014	$6,000,000	$6,000,000
Abbey National Treasury Services plc ±	0.31	3-4-2015	5,000,000	4,999,750
Agricultural Bank of China ±	0.39	9-2-2016	3,000,000	3,000,012
Banco del Estado de Chile ±	0.28	5-5-2015	1,000,000	999,920
Banco del Estado de Chile ±	0.30	12-10-2014	2,000,000	2,000,020
Bank of Montreal	0.18	12-5-2014	4,000,000	4,000,080
Bank of Montreal	0.18	12-18-2014	5,000,000	5,000,250
Bank of Montreal ±	0.21	4-14-2015	3,000,000	2,999,880
Bank of Montreal	0.18	2-9-2015	3,000,000	3,000,060
Bank of Montreal ±	0.95	12-22-2014	2,000,000	2,001,140
Bank of New York	0.07	12-1-2014	6,000,000	6,000,000
Bank of Nova Scotia ±	0.24	12-17-2014	2,000,000	2,000,020
Bank of Nova Scotia ±	0.24	3-4-2015	3,000,000	3,000,030
Bank of Nova Scotia ±	0.24	6-29-2015	3,000,000	2,999,670
Bank of Nova Scotia	0.42	2-19-2015	1,000,000	1,000,450
BNP Paribas	0.27	12-12-2014	4,000,000	4,000,240
China Construction Bank Corporation ±	0.41	3-25-2015	4,000,000	4,000,000
Citibank (New York)	0.23	12-17-2014	5,000,000	5,000,200
Commonwealth Bank of Australia	0.22	12-22-2014	3,000,000	3,000,510
Commonwealth Bank of Australia	0.22	12-29-2014	2,000,000	2,000,000
Cooperatieve Centrale ±	0.27	2-3-2015	2,000,000	2,000,020
Credit Agricole	0.09	12-1-2014	21,000,000	21,000,000
Credit Industriel et Commercial (New York)	0.13	12-1-2014	10,000,000	10,000,000
Credit Industriel et Commercial (New York)	0.13	12-5-2014	8,000,000	8,000,000
Credit Suisse New York ±	0.59	3-24-2015	1,000,000	999,930
DG Bank (New York)	0.20	2-6-2015	3,000,000	2,999,820
DNB Nor Bank ASA	0.08	12-1-2014	16,000,000	16,000,000
DNB Nor Bank ASA	0.17	1-15-2015	3,000,000	3,000,090
DNB Nor Bank ASA	0.17	1-15-2015	1,000,000	1,000,030
KBC Bank	0.08	12-1-2014	23,000,000	23,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	1-2-2015	1,000,000	1,000,010
Mitsubishi UFJ Trust & Banking Corporation (z)	0.26	1-29-2015	2,000,000	1,999,148
Mitsubishi UFJ Trust & Banking Corporation	0.19	1-21-2015	2,000,000	1,999,980
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-2-2015	3,000,000	2,999,940
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-3-2015	4,000,000	3,999,920
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-17-2015	5,000,000	4,999,900
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-25-2015	3,000,000	2,999,940
Mizuho Bank Limited	0.20	12-16-2014	2,000,000	2,000,020
Mizuho Bank Limited	0.21	12-22-2014	1,000,000	1,000,020
Mizuho Bank Limited	0.20	12-18-2014	2,000,000	2,000,020
Mizuho Bank Limited	0.20	1-9-2015	1,000,000	1,000,000
Mizuho Bank Limited	0.20	2-3-2015	4,000,000	3,999,840
Mizuho Bank Limited	0.20	2-4-2015	2,000,000	1,999,920
Mizuho Bank Limited	0.21	12-19-2014	2,000,000	2,000,040
Mizuho Bank Limited	0.21	2-19-2015	2,000,000	1,999,960
National Bank of Kuwait	0.10	12-1-2014	8,000,000	8,000,000
Natixis (New York) ±	0.22	9-18-2015	5,000,000	5,000,400
Nordea Bank plc	0.07	12-1-2014	13,000,000	13,000,000
Norinchukin Bank	0.18	12-15-2014	3,000,000	3,000,030
Norinchukin Bank	0.20	1-16-2015	3,000,000	3,000,120
Norinchukin Bank	0.20	1-29-2015	3,000,000	3,000,060
Norinchukin Bank	0.21	12-1-2014	1,000,000	1,000,010
Norinchukin Bank	0.20	2-24-2015	1,000,000	999,930
Rabobank Nederland (New York) ±	0.28	4-13-2015	2,000,000	1,999,840
Rabobank Nederland (New York) ±	0.29	2-27-2015	2,000,000	2,000,240
Royal Bank of Canada ±	0.25	9-4-2015	3,000,000	2,999,550
Skandinaviska Enskilda Banken AG	0.10	12-1-2014	8,000,000	8,000,000
Skandinaviska Enskilda Banken AG	0.25	4-9-2015	3,000,000	3,000,120
Societe Generale	0.25	2-2-2015	2,000,000	2,000,180
Standard Chartered Bank	0.08	12-1-2014	7,000,000	7,000,000
Standard Chartered Bank	0.21	2-13-2015	3,000,000	3,000,180
Standard Chartered Bank	0.26	4-1-2015	3,000,000	2,999,910
Standard Chartered Bank ±	0.28	4-21-2015	3,000,000	2,999,760

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Standard Chartered Bank	0.21%	3-3-2015	$2,000,000	$1,999,940
Standard Chartered Bank	0.28	12-29-2014	2,000,000	2,000,280
Sumitomo Mitsui Banking Corporation	0.22	12-2-2014	5,000,000	5,000,050
Sumitomo Mitsui Banking Corporation	0.15	12-5-2014	1,000,000	1,000,000
Sumitomo Mitsui Banking Corporation	0.20	12-24-2014	3,000,000	3,000,060
Sumitomo Mitsui Banking Corporation ±	0.22	3-18-2015	2,000,000	2,000,022
Sumitomo Mitsui Banking Corporation	0.25	12-3-2014	1,000,000	1,000,010
Sumitomo Mitsui Trust & Banking Comapny (z)	0.19	1-5-2015	2,000,000	1,999,631
Svenska Handelsbanken	0.07	12-1-2014	14,000,000	14,000,000
Toronto-Dominion Bank ±	0.21	12-19-2014	2,000,000	2,000,020
Toronto-Dominion Bank ±	0.22	6-16-2015	3,000,000	2,999,670
Toronto-Dominion Bank ±	0.23	4-15-2015	3,000,000	2,999,760
Toronto-Dominion Bank ±	0.23	2-6-2015	4,000,000	3,999,840
Toronto-Dominion Bank ±	0.24	11-6-2015	3,000,000	2,999,430
Toronto-Dominion Bank ±	0.24	11-18-2015	3,000,000	2,999,430
Westpac Banking Corporation ±	0.23	2-18-2015	2,000,000	2,000,020
Westpac Banking Corporation ±	0.26	11-3-2015	7,000,000	6,998,740
Total Certificates of Deposit (Cost $323,001,348)				322,998,013

Commercial Paper : 50.38%
ABN AMRO Funding LLC 144A(z)	0.15	12-4-2014	5,000,000	4,999,950
Alpine Securitization Corporation 144A(z)(p)	0.23	2-4-2015	3,000,000	2,999,010
Anglesea Funding LLC 144A(z)(p)	0.15	12-3-2014	2,000,000	1,999,960
Anglesea Funding LLC 144A±(p)	0.29	2-26-2015	2,000,000	1,999,900
Anglesea Funding LLC 144A±(p)	0.29	3-20-2015	1,000,000	999,940
Antalis US Funding Corporation 144A(z)(p)	0.24	12-8-2014	1,000,000	999,960
Antalis US Funding Corporation 144A(z)(p)	0.25	2-2-2015	4,000,000	3,998,560
ASB Finance Limited 144A±	0.23	4-29-2015	1,000,000	999,920
Aspen Funding Corporation 144A(z)(p)	0.20	12-2-2014	4,000,000	3,999,920
Aspen Funding Corporation 144A(z)(p)	0.27	12-3-2014	2,000,000	1,999,940
Australia & New Zealand Banking Group	0.08	12-1-2014	7,000,000	7,000,000
Australia & New Zealand Banking Group	0.10	12-1-2014	12,000,000	12,000,000
Australia & New Zealand Banking Group 144A(z)	0.18	3-16-2015	2,000,000	1,999,000
Australia & New Zealand Banking Group 144A±	0.28	12-21-2015	1,000,000	999,780
Banco de Credito e Inversiones 144A(z)	0.42	1-9-2015	2,000,000	1,999,300
Banco de Credito e Inversiones 144A(z)	0.42	1-27-2015	2,000,000	1,998,840
Banco del Estado de Chile 144A(z)	0.27	12-3-2014	1,000,000	999,990
Banco del Estado de Chile 144A(z)	0.27	12-9-2014	1,000,000	999,970
Banco del Estado de Chile 144A(z)	0.27	12-15-2014	1,000,000	999,950
Banco del Estado de Chile 144A(z)	0.30	1-8-2015	1,000,000	999,830
Banco del Estado de Chile 144A(z)	0.31	12-11-2014	1,000,000	999,960
Bank of Nova Scotia 144A(z)	0.18	12-19-2014	1,700,000	1,699,932
Banque Et Caisse (z)	0.13	12-15-2014	1,000,000	999,960
Bedford Row Funding Corporation 144A±(p)	0.24	12-5-2014	1,000,000	1,000,000
Bedford Row Funding Corporation 144A±(p)	0.25	1-9-2015	1,000,000	1,000,020
Bedford Row Funding Corporation 144A±(p)	0.25	4-24-2015	2,000,000	1,999,800
Bennington Stark Capital Company LLC 144A±	0.36	5-6-2015	2,000,000	1,999,820
Bennington Stark Capital Company LLC 144A(z)	0.24	1-6-2015	1,000,000	999,820
BPCE SA 144A(z)	0.25	2-5-2015	4,000,000	3,998,240
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	12-22-2014	3,000,000	2,999,760
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	1-7-2015	2,000,000	1,999,680
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	1-13-2015	2,000,000	1,999,620
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	1-16-2015	1,000,000	999,790
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	2-10-2015	3,000,000	2,998,890
Caisse Des Depots et Consignations 144A(z)	0.18	2-23-2015	2,000,000	1,999,140
Caisse Des Depots et Consignations 144A(z)	0.18	2-24-2015	1,000,000	999,560
Caisse Des Depots et Consignations 144A(z)	0.18	2-26-2015	3,000,000	2,998,650
Caisse Des Depots et Consignations 144A(z)	0.20	12-19-2014	1,000,000	999,940
Caisse Des Depots et Consignations 144A(z)	0.20	12-22-2014	2,000,000	1,999,840
CDP Financial Incorporated 144A(z)	0.15	12-11-2014	3,000,000	2,999,910
CDP Financial Incorporated 144A(z)	0.15	12-16-2014	2,000,000	1,999,900
CDP Financial Incorporated 144A(z)	0.15	2-2-2015	3,000,000	2,999,070
CDP Financial Incorporated 144A(z)	0.15	2-18-2015	1,000,000	999,570
Cedar Springs Capital Company 144A(z)	0.25	12-4-2014	1,000,000	999,980

2

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
China International Marine Containers Group Limited (z)	0.38%	12-3-2014	$3,000,000	$2,999,970
China International Marine Containers Group Limited (z)	0.38	12-5-2014	2,000,000	1,999,960
China International Marine Containers Group Limited (z)	0.38	12-10-2014	3,000,000	2,999,910
China Shipping Container Lines (z)	0.38	12-1-2014	2,000,000	1,999,980
China Shipping Container Lines (z)	0.38	12-5-2014	2,000,000	1,999,960
Chinatex Capital Limited (z)	0.35	12-3-2014	1,000,000	999,980
CNPC Finance 144A(z)	0.38	12-3-2014	1,000,000	999,990
CNPC Finance 144A(z)	0.38	12-8-2014	1,000,000	999,970
CNPC Finance 144A(z)	0.38	12-9-2014	2,000,000	1,999,940
CNPC Finance 144A(z)	0.38	12-10-2014	2,000,000	1,999,940
CNPC Finance 144A(z)	0.38	12-11-2014	1,000,000	999,960
CNPC Finance 144A(z)	0.38	12-15-2014	1,000,000	999,950
CNPC Finance 144A(z)	0.38	12-17-2014	1,000,000	999,940
CNPC General Capital Limited 144A(z)	0.38	12-1-2014	1,000,000	999,990
COFCO Capital Corporation (z)	0.16	12-16-2014	1,000,000	999,930
COFCO Capital Corporation (z)	0.48	12-9-2014	2,000,000	1,999,920
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	1,000,000	999,570
Commonwealth Bank of Australia 144A±	0.24	5-20-2015	2,000,000	1,999,800
Commonwealth Bank of Australia 144A±	0.24	5-22-2015	2,000,000	1,999,800
Commonwealth Bank of Australia 144A±	0.24	7-2-2015	1,000,000	999,880
Commonwealth Bank of Australia 144A±	0.24	6-18-2015	4,000,000	3,999,760
Concord Minutemen Capital Company 144A(z)(p)	0.21	12-5-2014	3,000,000	2,999,880
Concord Minutemen Capital Company 144A(z)(p)	0.21	12-8-2014	2,000,000	1,999,900
Concord Minutemen Capital Company 144A(z)(p)	0.17	12-2-2014	2,000,000	1,999,960
Concord Minutemen Capital Company 144A(z)(p)	0.17	12-4-2014	1,000,000	999,970
Concord Minutemen Capital Company 144A(z)(p)	0.17	12-12-2014	2,000,000	1,999,860
Concord Minutemen Capital Company 144A(z)(p)	0.21	12-15-2014	2,000,000	1,999,820
Concord Minutemen Capital Company 144A(z)(p)	0.21	1-13-2015	3,000,000	2,999,130
CPPIB Capital Incorporated 144A(z)	0.12	12-1-2014	1,000,000	999,990
CPPIB Capital Incorporated 144A(z)	0.15	2-27-2015	2,000,000	1,999,080
Crown Point Capital Company LLC 144A(z)(p)	0.21	12-5-2014	2,000,000	1,999,940
Crown Point Capital Company LLC 144A(z)(p)	0.21	12-15-2014	2,000,000	1,999,860
Crown Point Capital Company LLC 144A(z)(p)	0.17	12-3-2014	1,000,000	999,980
Crown Point Capital Company LLC 144A(z)(p)	0.17	12-4-2014	2,000,000	1,999,960
Crown Point Capital Company LLC 144A(z)(p)	0.17	12-12-2014	2,000,000	1,999,900
Crown Point Capital Company LLC 144A(z)(p)	0.21	1-13-2015	1,000,000	999,780
Crown Point Capital Company LLC 144A(z)(p)	0.21	1-14-2015	2,000,000	1,999,540
Crown Point Capital Company LLC 144A(z)(p)	0.21	1-15-2015	1,000,000	999,770
DBS Bank Limited 144A(z)	0.22	12-10-2014	1,000,000	999,980
DBS Bank Limited 144A(z)	0.22	12-9-2014	3,000,000	2,999,940
DNB Nor Bank ASA 144A(z)	0.17	1-5-2015	2,000,000	1,999,760
DZ Bank AG (New York) (z)	0.22	2-5-2015	3,000,000	2,998,791
Erste Abwicklungsanstalt 144A(z)	0.17	12-30-2014	1,000,000	999,870
Gemini Securitization Corporation 144A(z)(p)	0.20	12-2-2014	4,000,000	3,999,920
Gotham Funding Corporation 144A(z)(p)	0.17	12-10-2014	2,000,000	1,999,900
Gotham Funding Corporation 144A(z)(p)	0.17	12-11-2014	3,000,000	2,999,850
Gotham Funding Corporation 144A(z)(p)	0.17	12-12-2014	1,000,000	999,950
Gotham Funding Corporation 144A(z)(p)	0.17	12-15-2014	3,000,000	2,999,790
Gotham Funding Corporation 144A(z)(p)	0.19	1-13-2015	1,000,000	999,780
Hannover Funding Company LLC 144A(z)(p)	0.20	12-12-2014	1,000,000	999,950
Hannover Funding Company LLC 144A(z)(p)	0.20	1-26-2015	1,000,000	999,690
Hannover Funding Company LLC 144A(z)(p)	0.20	2-4-2015	1,000,000	999,630
Hannover Funding Company LLC 144A(z)(p)	0.20	2-12-2015	2,000,000	1,999,160
Hannover Funding Company LLC 144A(z)(p)	0.20	2-19-2015	2,000,000	1,999,060
Institutional Secured Funding LLC 144A(z)(p)	0.23	12-1-2014	5,000,000	4,999,950
Institutional Secured Funding LLC 144A(z)(p)	0.38	12-4-2014	2,000,000	1,999,980
Institutional Secured Funding LLC 144A(z)(p)	0.38	12-24-2014	1,000,000	999,910
JPMorgan Securities Incorporated 144A±	0.35	11-19-2015	3,000,000	2,999,418
Kells Funding LLC 144A±(p)	0.22	10-7-2015	1,000,000	999,820
Kells Funding LLC 144A±(p)	0.23	9-23-2015	3,000,000	2,999,490
Kells Funding LLC 144A±(p)	0.23	9-29-2015	2,000,000	1,999,660
Kells Funding LLC 144A±(p)	0.23	12-11-2014	1,000,000	1,000,000
Kells Funding LLC 144A±(p)	0.23	12-12-2014	2,000,000	2,000,000

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Kells Funding LLC 144A±(p)	0.24%	9-18-2015	$2,000,000	$1,999,680
Kells Funding LLC 144A±(p)	0.24	2-5-2015	1,000,000	999,990
Kells Funding LLC 144A±(p)	0.24	5-15-2015	3,000,000	2,999,730
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	12-8-2014	3,000,000	2,999,880
Lexington Parker Capital Company LLC 144A(z)(p)	0.17	12-3-2014	2,000,000	1,999,960
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	1-8-2015	2,000,000	1,999,620
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	1-12-2015	1,000,000	999,790
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	1-14-2015	3,000,000	2,999,310
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	1-15-2015	1,000,000	999,770
Liberty Street Funding LLC 144A(z)(p)	0.18	1-9-2015	2,000,000	1,999,620
Liberty Street Funding LLC 144A(z)(p)	0.17	1-23-2015	1,000,000	999,710
Liberty Street Funding LLC 144A(z)(p)	0.19	2-25-2015	1,000,000	999,480
LMA Americas LLC 144A(z)	0.26	1-7-2015	3,000,000	2,999,460
LMA Americas LLC 144A(z)	0.26	1-8-2015	1,000,000	999,810
LMA Americas LLC 144A(z)	0.11	12-1-2014	1,000,000	999,989
Manhattan Asset Funding LLC 144A(z)(p)	0.23	1-5-2015	1,000,000	999,830
Manhattan Asset Funding LLC 144A(z)(p)	0.20	1-22-2015	1,000,000	999,720
Manhattan Asset Funding LLC 144A(z)(p)	0.22	1-7-2015	4,000,000	3,999,280
Mizuho Funding LLC 144A(z)	0.19	1-6-2015	1,000,000	999,810
Mountcliff Funding LLC 144A(z)(p)	0.17	12-1-2014	5,000,000	4,999,950
National Australia Funding Incorporated 144A±	0.23	3-10-2015	2,000,000	1,999,900
Natlional Australia Bank Limited 144A±	0.25	11-20-2015	3,000,000	3,000,000
Nederlandse Waterschapsbank NV 144A±	0.25	12-23-2014	3,000,000	3,000,000
Newport Funding Corporation 144A(z)(p)	0.20	12-2-2014	2,000,000	1,999,960
Nordea Bank AB 144A(z)	0.18	2-4-2015	4,000,000	3,998,920
Nordea Bank AB 144A(z)	0.21	4-1-2015	1,000,000	999,300
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-10-2014	5,000,000	4,999,900
Old Line Funding LLC 144A(z)(p)	0.22	12-16-2014	1,000,000	999,940
Oversea-Chinese Banking Corporation Limited (z)	0.20	3-12-2015	3,000,000	2,998,140
PSP Capital Incorporated 144A(z)	0.15	12-4-2014	2,000,000	1,999,980
PSP Capital Incorporated 144A(z)	0.15	12-18-2014	1,000,000	999,970
PSP Capital Incorporated 144A(z)	0.15	2-2-2015	1,000,000	999,700
PSP Capital Incorporated 144A(z)	0.15	2-20-2015	1,000,000	999,590
Rabobank Nederlandse	1.88	12-15-2014	1,000,000	1,000,661
Regency Markets No.1 LLC 144A(z)(p)	0.14	12-15-2014	2,000,000	1,999,860
Regency Markets No.1 LLC 144A(z)(p)	0.14	12-19-2014	4,000,000	3,999,640
Regency Markets No.1 LLC 144A(z)(p)	0.14	12-22-2014	1,000,000	999,900
Regency Markets No.1 LLC 144A(z)(p)	0.14	12-29-2014	4,000,000	3,999,480
Ridgefield Funding Company LLC 144A±(p)	0.25	6-12-2015	2,000,000	1,999,780
Ridgefield Funding Company LLC 144A±(p)	0.26	7-8-2015	3,000,000	2,999,640
Ridgefield Funding Company LLC 144A±(p)	0.20	2-17-2015	1,000,000	999,960
Scaldis Capital LLC 144A(z)	0.25	2-18-2015	2,000,000	1,999,160
Sinochem Company Limited (z)	0.20	12-4-2014	1,000,000	999,990
Sinochem Company Limited (z)	0.17	12-9-2014	2,000,000	1,999,960
Sinochem Company Limited (z)	0.40	12-2-2014	1,000,000	999,990
Skandinaviska Enskilda Banken AG 144A(z)	0.20	12-29-2014	4,000,000	3,999,720
Skandinaviska Enskilda Banken AG 144A(z)	0.21	2-2-2015	1,000,000	999,750
Skandinaviska Enskilda Banken AG 144A(z)	0.21	2-3-2015	2,000,000	1,999,480
Skandinaviska Enskilda Banken AG 144A(z)	0.20	12-23-2014	2,000,000	1,999,900
Societe Generale 144A(z)	0.15	12-2-2014	2,000,000	1,999,980
State Street Bank & Trust Company ±	0.23	4-10-2015	5,000,000	4,999,650
State Street Bank & Trust Company ±	0.23	3-17-2015	2,000,000	1,999,880
State Street Bank & Trust Company ±	0.28	10-1-2015	4,000,000	3,999,960
State Street Bank & Trust Company ±	0.28	10-23-2015	3,000,000	2,999,430
Sumitomo Mitsui Banking Corporation 144A(z)	0.20	1-2-2015	4,000,000	3,999,320
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	1-6-2015	3,000,000	2,999,430
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	1-8-2015	3,000,000	2,999,400
Sumitomo Mitsui Banking Corporation 144A(z)	0.20	1-23-2015	4,000,000	3,998,880
Sumitomo Trust & Banking Corporation 144A(z)	0.13	12-4-2014	3,000,000	2,999,940
Sumitomo Trust & Banking Corporation (z)	0.23	1-28-2015	3,000,000	2,998,889
Suncorp Group Limited 144A(z)	0.25	12-17-2014	3,000,000	2,999,820
Suncorp Group Limited 144A(z)	0.25	2-5-2015	2,000,000	1,999,320
Suncorp Group Limited 144A(z)	0.25	2-10-2015	1,000,000	999,630
Svenska Hendelsbanken 144A(z)	0.17	12-16-2014	3,000,000	2,999,880
Svenska Hendelsbanken 144A(z)	0.17	12-22-2014	3,000,000	2,999,820

4

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Svenska Hendelsbanken 144A(z)	0.17%	12-30-2014	$2,000,000	$1,999,820
Swedbank (z)	0.22	12-22-2014	1,000,000	999,940
Sydney Capital Corporation 144A(z)(p)	0.19	12-24-2014	1,000,000	999,910
Toyota Motor Credit Corporation ±	0.22	3-9-2015	3,000,000	2,999,850
Toyota Motor Credit Corporation ±	0.23	3-6-2015	3,000,000	2,999,850
United Overseas Bank Limited 144A(z)	0.28	2-9-2015	1,000,000	999,700
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	1,000,000	999,690
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	2,000,000	1,999,220
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	4,000,000	3,997,800
Versailles Commercial Paper LLC 144A±	0.23	7-20-2015	2,000,000	1,999,740
Versailles Commercial Paper LLC 144A±	0.22	8-6-2015	2,000,000	1,999,860
Victory Receivables 144A(z)(p)	0.17	12-3-2014	3,000,000	2,999,940
Victory Receivables 144A(z)(p)	0.17	12-12-2014	1,000,000	999,950
Victory Receivables 144A(z)(p)	0.17	12-16-2014	1,000,000	999,930
Victory Receivables 144A(z)(p)	0.17	12-18-2014	2,000,000	1,999,840
Victory Receivables 144A(z)(p)	0.17	12-19-2014	1,000,000	999,910
Victory Receivables 144A(z)(p)	0.20	1-15-2015	1,000,000	999,770
Victory Receivables 144A(z)(p)	0.21	2-12-2015	1,000,000	999,580
Westpac Banking Corporation 144A±	0.24	10-19-2015	4,000,000	3,999,320
White Plains Capital 144A(z)	0.30	12-2-2014	1,000,000	999,992
Total Commercial Paper (Cost $403,644,109)				403,645,642

Corporate Bonds and Notes : 0.60%
Consumer Discretionary : 0.13%
Diversified Consumer Services : 0.13%
Smithsonian Institution ±§	0.07	9-1-2018	1,000,000	1,000,000

Financials : 0.19%
Diversified Financial Services : 0.19%
GBG LLC Custody Receipts 144A±§	0.18	9-1-2027	179,000	179,000
LTF Real Estate LLC 144A±§	0.22	6-1-2033	365,000	365,000
Overseas Private Investment Corporation ±§	0.11	7-9-2026	1,000,000	1,000,000
				1,544,000

Health Care : 0.28%
Health Care Providers & Services : 0.28%
ACTS Retirement Life Communities Incorporated ±§	0.11	11-15-2029	322,000	322,000
Keep Memory Alive ±§	0.11	5-1-2037	975,000	975,000
Providence Health & Services ±§	0.11	10-1-2042	980,000	980,000
				2,277,000

Total Corporate Bonds and Notes (Cost $4,821,000)				4,821,000

Municipal Obligations : 4.00%
California : 0.13%
Oakland Alameda County CA (Miscellaneous Revenue)	0.15	12-11-2014	1,000,000	1,000,000

Colorado : 0.14%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.12	10-1-2033	910,000	910,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.09	5-1-2052	240,000	240,000
				1,150,000

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Delaware : 0.16%
PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45%	12-1-2038	$1,300,000	$1,300,000

Georgia : 0.13%
Municipal Electric Authority of Georgia (Utilities Revenue)	0.15	12-5-2014	1,000,000	1,000,000

Illinois : 0.09%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.11	4-1-2016	700,000	700,000

Maine : 0.50%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA) ø	0.11	11-15-2039	2,000,000	2,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ) ø	0.13	11-15-2032	1,000,000	1,000,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA) ø	0.11	11-15-2041	1,000,000	1,000,000
				4,000,000

Maryland : 0.49%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.10	7-1-2032	1,940,000	1,940,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA) ø	0.10	7-1-2045	2,000,000	2,000,000
				3,940,000

Massachusetts : 0.12%
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC) ø	0.07	10-1-2033	945,000	945,000

Michigan : 0.13%
Michigan Finance Authority Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.10	9-1-2053	1,000,000	1,000,000

New York : 0.44%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.11	10-1-2031	600,000	600,000
PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	1-1-2015	1,890,000	1,890,000
Yeshiva University New York (Education Revenue, Citibank NA LIQ) 144Aø	0.40	7-1-2015	1,000,000	1,000,000
				3,490,000

Ohio : 0.02%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.12	9-1-2039	184,000	184,000

Oregon : 0.12%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.41	5-1-2035	1,000,000	1,000,000

Other : 0.25%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.16	12-31-2015	2,000,000	2,000,000

Pennsylvania : 0.25%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144Aø	0.09	8-1-2030	996,000	996,000

6

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Pennsylvania Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø		0.26%	6-1-2015	$1,000,000	$1,000,000
					1,996,000

South Carolina : 0.37%
South Carolina Public Service Authority (Utilities Revenue)		0.15	12-9-2014	1,000,000	1,000,000
South Carolina Public Service Authority (Utilities Revenue)		0.15	12-12-2014	1,000,000	1,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)		0.25	12-1-2014	1,000,000	1,000,000
					3,000,000

Texas : 0.17%
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA) ø		0.20	2-1-2035	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø		0.34	12-15-2026	365,795	365,803
					1,365,803

Washington : 0.12%
Port of Seattle (Port Authority Revenue)		0.17	12-4-2014	1,000,000	1,000,000

Wisconsin : 0.37%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø		0.09	11-1-2030	2,000,000	2,000,000
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø		0.11	1-1-2042	1,000,000	1,000,000
					3,000,000

Total Municipal Obligations (Cost $32,070,795)					32,070,803

Repurchase Agreements ^^: 4.70%
Bank of America Corporation, dated 11-28-2014, maturity value $5,000,038 (1)		0.09	12-1-2014	5,000,000	5,000,000
BNP Paribas Securities Corporation, dated 11-28-2014, maturity value $3,000,023 (2)		0.09	12-1-2014	3,000,000	3,000,000
Credit Agricole, dated 11-28-2014, maturity value $15,675,131 (3)		0.10	12-1-2014	15,675,000	15,675,000
Credit Agricole, dated 11-28-2014, maturity value $4,000,027 (4)		0.08	12-1-2014	4,000,000	4,000,000
GX Clarke & Company, dated 11-28-2014, maturity value $3,000,050 (5)		0.20	12-1-2014	3,000,000	3,000,000
JPMorgan Securities, dated 11-28-2014, maturity value $7,000,070 (6)		0.12	12-1-2014	7,000,000	7,000,000
Total Repurchase Agreements (Cost $37,675,000)					37,675,000

Total investments in securities (Cost $801,212,252)*	100.00%				$801,210,458
Other assets and liabilities, net	0.00				17,850

Total net assets	100.00%				$801,228,308

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(p)	Asset-backed commercial paper
§	The security is subject to a demand feature which reduces the effective maturity.

7

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $5,150,000.
(2)	U.S. government securities, 0.00% to 4.38%, 11-30-2016 to 5-15-2041, fair value including accrued interest is $3,060,000.
(3)	U.S. government securities, 1.20% to 8.00%, 5-1-2016 to 12-1-2044, fair value including accrued interest is $16,145,220.
(4)	U.S. government securities, 0.75% to 3.63%, 3-31-2016 to 8-15-2019, fair value including accrued interest is $4,080,000.
(5)	U.S. government securities, 0.00% to 10.63%, 1-15-2015 to 7-15-2032, fair value including accrued interest is $3,060,082.
(6)	U.S. government securities, 0.00% to 9.38%, 11-30-2014 to 12-15-2042, fair value including accrued interest is $7,140,023.

*	Cost for federal income tax purposes is $801,212,252 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,116
Gross unrealized losses	(14,910)

Net unrealized losses	$(1,794)

8

Wells Fargo Advantage Short-Term Investment Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$322,998,013	$0	$322,998,013
Commercial paper	0	403,645,642	0	403,645,642
Corporate bonds and notes	0	4,821,000	0	4,821,000
Municipal obligations	0	32,070,803	0	32,070,803
Repurchase agreements	0	37,675,000	0	37,675,000

Total assets	$0	$801,210,458	$0	$801,210,458

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 27, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: January 27, 2015